Filed Pursuant to Rule 485(b)             Registration No.              2-71299
                                                                        811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
      Pre-Effective Amendment No. __                                         [ ]
      Post-Effective Amendment No. 77                                        [X]

                                     and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
      Amendment No. 78                                                       [X]

                        FRANK RUSSELL INVESTMENT COMPANY
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     909 A Street, Tacoma, Washington              98402
                     ---------------------------------             ------
                     (Address of Principal Executive Office)      (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001

Gregory J. Lyons, Associate General Counsel         John V. O'Hanlon, Esq.
   Frank Russell Investment Company                      Dechert LLP
          909 A Street                          200 Clarendon Street, 27th Floor
      Tacoma, Washington 98402                     Boston, Massachusetts 02116
          253-596-2406                                    617-728-7100

                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective
     (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)
     [X]  on March 1, 2005 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on __________________, pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THIS POST-EFFECTIVE AMENDMENT NO. 77 TO THE REGISTRATION STATEMENT OF FRANK RUSSELL INVESTMENT COMPANY (THE "REGISTRANT") IS BEING FILED FOR THE PURPOSE OF UPDATING CERTAIN INFORMATION FOR TWENTY-NINE SERIES OF THE REGISTRANT AND TO MAKE CERTAIN OTHER CHANGES TO THE REGISTRANT'S DISCLOSURE DOCUMENTS.

                                                FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS

     PROSPECTUS
     CLASS C SHARES:
     DIVERSIFIED EQUITY FUND
     QUANTITATIVE EQUITY FUND
     TAX-MANAGED LARGE CAP FUND
     SPECIAL GROWTH FUND
     TAX-MANAGED MID & SMALL CAP FUND
     SELECT GROWTH FUND
     SELECT VALUE FUND
     REAL ESTATE SECURITIES FUND
     INTERNATIONAL SECURITIES FUND
     EMERGING MARKETS FUND
     DIVERSIFIED BOND FUND
     MULTISTRATEGY BOND FUND
     SHORT DURATION BOND FUND (formerly Short Term Bond Fund)
     TAX EXEMPT BOND FUND

MARCH 1, 2005

909 A STREET, TACOMA, WA  98402  -  800-787-7354


As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS


Risk/Return Summary.........................................         1
  Investment Objective, Principal Investment Strategies and
     Principal Risks........................................         1
  Performance...............................................        12
  Fees and Expenses.........................................        27
The Purpose of the Funds--Multi-Style, Multi-Manager
  Diversification...........................................        29
Management of the Funds.....................................        30
The Money Managers..........................................        31
Investment Objective and Investment Strategies..............        33
Risks.......................................................        50
Portfolio Turnover..........................................        57
Portfolio Disclosure........................................        57
Dividends and Distributions.................................        57
Taxes.......................................................        58
How Net Asset Value is Determined...........................        59
Distribution and Shareholder Servicing Arrangements and
  Payments to Financial Intermediaries......................        60
How to Purchase Shares......................................        61
Exchange Privilege..........................................        62
Right to Reject or Restrict Purchase and Exchange Orders....        63
How to Redeem Shares........................................        65
Payment of Redemption Proceeds..............................        66
Other Information About Share Transactions..................        66
Financial Highlights........................................        68
Money Manager Information...................................        82

                              RISK/RETURN SUMMARY

   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

DIVERSIFIED EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Diversified Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

QUANTITATIVE EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.


         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

       PRINCIPAL RISKS


         An investment in the Quantitative Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a Market-Oriented Style of security selection and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Market-Oriented Style of investing is subject to the risks associated with growth or value stocks, such as minimal dividends or stocks which turn out not to be undervalued. Please refer to the "Risks" section later in this Prospectus for further details.


TAX-MANAGED LARGE CAP FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth on an after-tax basis.

       PRINCIPAL INVESTMENT STRATEGIES

         The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500 Index.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to realize returns as capital gains and not as investment income under US tax laws. The Fund also attempts to manage its realization of capital gains and to offset such realization of capital gains with capital losses where the money managers believe it is appropriate.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Tax-Managed Large Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities and using a multi-manager approach. The Fund's tax-managed strategy may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed, and at times, it may be impossible for the Fund to implement the tax-managed strategy. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

SPECIAL GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Special Growth Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED MID & SMALL CAP FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth on an after tax basis.

       PRINCIPAL INVESTMENT STRATEGIES

         The Tax-Managed Mid & Small Cap Fund invests primarily in equity securities of small and medium capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to realize returns as capital gains and not as investment income under US tax laws. The Fund also attempts to manage its realization of capital gains and offset such realization of capital gains with capital losses where the money manager believes it is appropriate.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Tax-Managed Mid & Small Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies and using a multi-manager approach. The Fund's tax-managed strategy may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed, and at times, it may be impossible for the Fund to implement the tax-managed strategy. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Select Growth Fund invests primarily in large and medium capitalization stocks but generally invests 10-15% of its assets in small and micro capitalization stocks. Market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium, small and micro capitalization companies. The Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. The Fund generally defines small capitalization stocks as the stocks of the next 2000 largest companies in the US and micro capitalization stocks to be all stocks with a capitalization range of $300 million to $50 million. The Fund seeks to invest in stocks with above average growth rates and favorable earnings momentum.


         The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and earnings momentum. The managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, investing in securities of small and micro capitalization companies and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. These risks may be even more pronounced for micro capitalization companies as compared to small capitalization companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The Select Value Fund invests primarily in large and medium capitalization value stocks but also generally invests 5 to 15% of its assets in small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, investing in securities of small capitalization companies and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Investments in value stocks may never have their intrinsic values realized by the market or may turn out not to have been undervalued. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Real estate securities are also subject to the risks associated with direct ownership of real estate, such as declines in the value of real estate, changes in economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS


         An investment in the International Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, investing in depositary receipts and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with international securities. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS


         An investment in the Emerging Markets Fund, like any investment, has risks which may be higher than other types of investments due to the higher risks associated with emerging markets investments. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, investing in depositary receipts and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with international securities. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

DIVERSIFIED BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Diversified Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, corporate debt securities, mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Corporate debt securities have a higher risk of default than fixed income securities issued or guaranteed by the US government. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.


MULTISTRATEGY BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income, and as a secondary objective, capital appreciation.

       PRINCIPAL INVESTMENT STRATEGIES

         The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Multistrategy Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or "junk bonds", involve higher risks, higher volatility and higher risk of default than investment grade bonds. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.


SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.

         A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

         The Fund defines short duration as a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration.

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Short Duration Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or "junk bonds", involve higher risks, higher volatility and higher risk of default than investment grade bonds. Municipal obligations are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The value style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. Please refer to the "Risks" section later in this Prospectus for further details.


TAX EXEMPT BOND FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

       PRINCIPAL INVESTMENT STRATEGIES


         The Tax Exempt Bond Fund invests in investment-grade municipal debt obligations providing federal tax-exempt interest income. The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.


       PRINCIPAL RISKS


         An investment in the Tax Exempt Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal obligations and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Municipal obligations are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.


     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  PERFORMANCE

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Securities Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     Returns for periods prior to the date each Fund (other than the Select Growth and Select Value Funds) first issued Class C Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Except for the Short Duration Bond, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Tax Exempt Bond, Select Growth and Select Value Funds, all Funds first issued Class C Shares on January 27, 1999. The Short Duration Bond Fund first issued Class C Shares on March 3, 1999. The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds first issued Class C Shares on December 1, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999. The Select Growth and Select Value Funds commenced operations on January 31, 2001.

     For periods prior to April 1, 1995, performance results for the Emerging Markets and Short Duration Bond Funds do not reflect deduction of investment management fees.

     Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                            DIVERSIFIED EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)

                                    Class C

                                    (CHART)

1995                                                                             35.17%
1996                                                                             23.29%
1997                                                                             30.75%
1998                                                                             25.64%
1999                                                                             17.23%
2000                                                                            -11.87%
2001                                                                            -15.69%
2002                                                                            -23.03%
2003                                                                             27.00%
2004                                                                             10.12%


                               BEST QUARTER:  22.40% (4Q/98)


                               WORST QUARTER:  (16.95)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class C.................  10.12%       (4.36)%         9.79%

Return After Taxes on Distributions, Class
  C..........................................  10.08%       (4.53)%         7.66%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................   6.58%       (3.73)%         7.46%

Russell 1000(R) Index........................  11.40%       (1.76)%        12.16%

                            QUANTITATIVE EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

1995                                                                             37.69%
1996                                                                             22.94%
1997                                                                             31.71%
1998                                                                             24.34%
1999                                                                             20.35%
2000                                                                             -8.10%
2001                                                                            -11.44%
2002                                                                            -23.86%
2003                                                                             27.95%
2004                                                                              9.62%


                               BEST QUARTER:  22.55% (4Q/98)


                               WORST QUARTER:  (17.56)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class C.................   9.62%       (2.76)%        11.22%

Return After Taxes on Distributions, Class
  C..........................................   9.55%       (3.03)%         9.15%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................   6.26%       (2.42)%         8.81%

Russell 1000(R) Index........................  11.40%       (1.76)%        12.16%

                           TAX-MANAGED LARGE CAP FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

1997                                                                             31.73%
1998                                                                             32.08%
1999                                                                              4.32%
2000                                                                             -9.48%
2001                                                                            -11.48%
2002                                                                            -26.06%
2003                                                                             27.19%
2004                                                                             11.46%


                               BEST QUARTER:  23.71% (4Q/98)


                               WORST QUARTER:  (18.04)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       SINCE INCEPTION*
---------------------------------------        ------       -------       ----------------

Return Before Taxes, Class C.................  11.46%       (3.43)%            7.48%

Return After Taxes on Distributions, Class
  C..........................................  11.42%       (3.43)%            7.38%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................   7.45%       (2.89)%            6.51%

S&P 500 Index................................  10.86%       (2.31)%            8.52%


*   The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

                              SPECIAL GROWTH FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

1995                                                                             28.52%
1996                                                                             18.55%
1997                                                                             27.90%
1998                                                                              0.03%
1999                                                                             20.40%
2000                                                                              8.05%
2001                                                                             -3.28%
2002                                                                            -20.03%
2003                                                                             44.84%
2004                                                                             12.96%


                               BEST QUARTER:  22.06% (2Q/03)


                               WORST QUARTER:  (21.97)% (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class C.................  12.96%        6.45%         12.36%

Return After Taxes on Distributions, Class
  C..........................................   9.88%        4.88%          9.96%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................  10.09%        4.85%          9.61%

Russell 2500(TM) Index.......................  18.29%        8.35%         13.75%

Russell 2000(R) Index........................  18.33%        6.61%         11.53%

                        TAX-MANAGED MID & SMALL CAP FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)


----                                                                             -----
2000                                                                             -6.95%
2001                                                                            -11.85%
2002                                                                            -18.22%
2003                                                                             35.79%
2004                                                                             15.80%


                               BEST QUARTER:  17.51% (2Q/03)


                               WORST QUARTER:  (18.46)% (3Q/01)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class C.................  15.80%        1.07%           2.43%

Return After Taxes on Distributions, Class
  C..........................................  15.80%        1.07%           2.42%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................  10.27%        0.91%           2.07%

Russell 2500(TM) Index.......................  18.29%        8.35%          10.42%

Russell Small Cap Completeness(TM) Index**...  17.86%        1.78%           4.30%


*   The Tax-Managed Mid & Small Cap Fund commenced operations on December 1,
    1999.
** The Russell Small Cap Completeness Index(TM) is made up of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.

                               SELECT GROWTH FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)


----                                                                            ------
2002                                                                            -30.95%
2003                                                                             38.16%
2004                                                                              5.10%


                               BEST QUARTER:  18.04% (2Q/03)


                               WORST QUARTER:  (22.69)% (3Q/01)



AVERAGE ANNUAL TOTAL RETURNS                                  SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       INCEPTION*
---------------------------------------        ------       ----------

Return Before Taxes, Class C.................  5.10%          (7.33)%

Return After Taxes on Distributions, Class
  C..........................................  5.10%          (7.33)%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................  3.31%          (6.12)%

Russell 1000(R) Growth Index.................  6.30%          (7.39)%


*   The Select Growth Fund commenced operations on January 31, 2001.

                               SELECT VALUE FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

2002                                                                            -19.69%
2003                                                                             30.99%
2004                                                                             14.80%


                               BEST QUARTER:  16.50% (2Q/03)


                               WORST QUARTER:  (17.89)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                  SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       INCEPTION*
---------------------------------------        ------       ----------

Return Before Taxes, Class C.................  14.80%         2.80%

Return After Taxes on Distributions, Class
  C..........................................  14.75%         2.74%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................   9.64%         2.36%

Russell 1000(R) Value Index..................  16.49%         4.84%


*   The Select Value Fund commenced operations on January 31, 2001.

                          REAL ESTATE SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

1995                                                                             10.87%
1996                                                                             36.61%
1997                                                                             18.20%
1998                                                                            -16.25%
1999                                                                             -0.38%
2000                                                                             28.10%
2001                                                                              6.62%
2002                                                                              2.34%
2003                                                                             35.85%
2004                                                                             33.82%


                               BEST QUARTER:  18.66% (4Q/96)


                               WORST QUARTER:  (10.32)% (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class C.................  33.82%       20.48%         14.25%

Return After Taxes on Distributions, Class
  C..........................................  30.61%       18.40%         11.70%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................  23.54%       16.82%         10.97%

NAREIT Equity REIT Index.....................  31.57%       21.95%         14.81%

                         INTERNATIONAL SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

1995                                                                             10.20%
1996                                                                              7.50%
1997                                                                             -0.42%
1998                                                                             12.53%
1999                                                                             29.35%
2000                                                                            -12.32%
2001                                                                            -22.77%
2002                                                                            -16.77%
2003                                                                             36.75%
2004                                                                             15.78%


                               BEST QUARTER:  19.96% (2Q/03)


                               WORST QUARTER:  (20.69)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class C.................  15.78%       (2.25)%        4.36%

Return After Taxes on Distributions, Class
  C..........................................  15.56%       (2.79)%        3.45%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................  10.39%       (2.12)%        3.33%

MSCI EAFE Index..............................  20.70%       (0.80)%        5.94%

                             EMERGING MARKETS FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

1995                                                                             -8.21%
1996                                                                             12.26%
1997                                                                             -3.45%
1998                                                                            -27.61%
1999                                                                             47.91%
2000                                                                            -31.57%
2001                                                                             -4.23%
2002                                                                             -8.46%
2003                                                                             57.37%
2004                                                                             26.65%


                               BEST QUARTER:  27.63% (4Q/99)


                               WORST QUARTER:  (22.21)% (3Q/01)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class C.................  26.65%        3.64%         2.45%

Return After Taxes on Distributions, Class
  C..........................................  26.89%        3.58%         2.24%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................  17.69%        3.13%         1.99%

MSCI Emerging Markets Index..................  25.95%        4.62%         3.30%

                             DIVERSIFIED BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

1995                                                                             17.76%
1996                                                                              3.32%
1997                                                                              8.36%
1998                                                                              7.62%
1999                                                                             -2.14%
2000                                                                             10.14%
2001                                                                              6.93%
2002                                                                              8.18%
2003                                                                              2.75%
2004                                                                              3.05%


                               BEST QUARTER:  5.80% (2Q/95)


                               WORST QUARTER:  (2.52)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class C.................  3.05%         6.16%         6.47%

Return After Taxes on Distributions, Class
  C..........................................  2.36%         4.55%         4.45%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................  2.08%         4.31%         4.31%

Lehman Brothers Aggregate Bond Index.........  4.34%         7.71%         7.72%



  30-DAY YIELDS AS OF DECEMBER 31, 2004
  -------------------------------------

  Class C......................................  1.91%


     To obtain current yield information, please call 1-800-787-7354.

                            MULTISTRATEGY BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

1995                                                                             17.92%
1996                                                                              4.97%
1997                                                                              9.50%
1998                                                                              6.58%
1999                                                                             -1.71%
2000                                                                              8.79%
2001                                                                              6.42%
2002                                                                              7.66%
2003                                                                              5.68%
2004                                                                              3.63%


                               BEST QUARTER:  6.23% (2Q/95)


                               WORST QUARTER:  (2.25)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class C.................  3.63%         6.41%         6.84%

Return After Taxes on Distributions, Class
  C..........................................  2.73%         4.77%         4.67%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................  2.46%         4.49%         4.52%

Lehman Brothers Aggregate Bond Index.........  4.34%         7.71%         7.72%



  30-DAY YIELDS AS OF DECEMBER 31, 2004
  -------------------------------------

  Class C......................................  2.37%


     To obtain current yield information, please call 1-800-787-7354.

                            SHORT DURATION BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

1995                                                                             9.95%
1996                                                                             4.76%
1997                                                                             6.02%
1998                                                                             6.09%
1999                                                                             2.19%
2000                                                                             6.51%
2001                                                                             7.29%
2002                                                                             5.27%
2003                                                                             1.40%
2004                                                                             0.20%


                               BEST QUARTER:  3.02% (1Q/95)


                               WORST QUARTER:  (1.38)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR        5 YEARS       10 YEARS
---------------------------------------        -------       -------       --------

Return Before Taxes, Class C.................    0.20%        4.09%         4.93%

Return After Taxes on Distributions, Class
  C..........................................  (0.13)%        2.82%         3.17%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................    0.15%        2.70%         3.11%

Merrill Lynch 1-2.99 Years Treasury Index....    0.91%        4.93%         5.71%



  30-DAY YIELDS AS OF DECEMBER 31, 2004
  ----------------------------------------------------

  Class C......................................  2.30%


     To obtain current yield information, please call 1-800-787-7354.

                              TAX EXEMPT BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

1995                                                                              7.81%
1996                                                                              3.07%
1997                                                                              4.92%
1998                                                                              4.82%
1999                                                                             -1.24%
2000                                                                              6.70%
2001                                                                              3.97%
2002                                                                              7.10%
2003                                                                              2.60%
2004                                                                              1.49%


                               BEST QUARTER:  3.37% (3Q/02)


                               WORST QUARTER:  (2.22)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004*       1 YEAR       5 YEARS       10 YEARS
----------------------------------------       ------       -------       --------

Return Before Taxes, Class C.................  1.49%         4.34%         4.09%

Return After Taxes on Distributions, Class
  C..........................................  1.49%         4.34%         4.09%

Return After Taxes on Distributions and Sale
  of Funds Shares, Class C...................  1.76%         4.16%         4.00%

Lehman Brothers Municipal 1-10 Year Index....  2.92%         5.91%         6.06%



  YIELDS AS OF DECEMBER 31, 2004
  ------------------------------

  30-DAY YIELD

  Class C......................................  2.21%

  30-DAY TAX EQUIVALENT YIELD

  Class C......................................  3.40%


* The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.

     To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                          MAXIMUM SALES
                                          MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                                          CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                                           IMPOSED ON      REINVESTED         CHARGE       REDEMPTION   EXCHANGE
                                            PURCHASES       DIVIDENDS         (LOAD)         FEES*        FEES
                                          -------------   -------------   --------------   ----------   --------
All Funds, Class C......................      None            None             None           None        None



* Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                              OTHER EXPENSES
                                                                (INCLUDING       TOTAL
                                                              ADMINISTRATIVE     GROSS
                                                                 FEES AND       ANNUAL                       TOTAL NET
                                               DISTRIBUTION    SHAREHOLDER       FUND      FEE WAIVERS AND     FUNDS
                                    ADVISORY     (12B-1)        SERVICING      OPERATING       EXPENSE       OPERATING
                                      FEE         FEES**          FEES)        EXPENSES    REIMBURSEMENTS    EXPENSES
                                    --------   ------------   --------------   ---------   ---------------   ---------
CLASS C SHARES*
  Diversified Equity***...........    0.73%        0.75%           0.52%         2.00%           0.00%         2.00%
  Quantitative Equity.............    0.73%        0.75%           0.51%         1.99%           0.00%         1.99%
  Tax-Managed Large Cap...........    0.70%        0.75%           0.47%         1.92%           0.00%         1.92%
  Special Growth..................    0.90%        0.75%           0.64%         2.29%           0.00%         2.29%
  Tax-Managed Mid & Small Cap#....    0.98%        0.75%           0.61%         2.34%          (0.09)%        2.25%
  Select Growth#..................    0.80%        0.75%           0.96%         2.51%          (0.26)%        2.25%
  Select Value#...................    0.70%        0.75%           0.87%         2.32%          (0.07)%        2.25%
  Real Estate Securities..........    0.80%        0.75%           0.56%         2.11%           0.00%         2.11%
  International Securities........    0.90%        0.75%           0.64%         2.29%           0.00%         2.29%
  Emerging Markets***.............    1.15%        0.75%           0.97%         2.87%           0.00%         2.87%
  Diversified Bond................    0.40%        0.75%           0.51%         1.66%           0.00%         1.66%
  Multistrategy Bond..............    0.60%        0.75%           0.54%         1.89%           0.00%         1.89%
  Short Duration Bond***..........    0.45%        0.75%           0.46%         1.66%           0.00%         1.66%
  Tax Exempt Bond.................    0.30%        0.75%           0.48%         1.53%           0.00%         1.53%


* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


*** "Fee Waivers and Expense Reimbursements" have been restated to reflect fee waivers and expense reimbursements not expected to be paid during the fiscal year ending October 31, 2005.



# For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include 12b-1 fees or shareholder servicing fees.


    For the Select Growth Fund, FRIMCo has contractually agreed to waive at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C exceed 2.25% of the average daily net assets of such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C to 2.25%.

    For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C exceed 2.25% of the average daily net assets of such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C to 2.25%.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds (except the Tax Exempt Bond Fund which invests its cash reserves and collateral in the Tax Free Money Market Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in FRIC's Money Market Fund and Tax Free Money Market Fund are 0.10% (net of fee waivers and reimbursements) and 0.25%, respectively.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2006. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
CLASS C SHARES
  Diversified Equity Fund...................................   $203     $627     $1,077     $2,326
  Quantitative Equity Fund..................................    202      624      1,072      2,316
  Tax-Managed Large Cap Fund................................    195      603      1,037      2,243
  Special Growth Fund.......................................    232      715      1,224      2,624
  Tax-Managed Mid & Small Cap Fund..........................    228      722      1,243      2,671
  Select Growth Fund........................................    228      757      1,312      2,826
  Select Value Fund.........................................    228      718      1,235      2,652
  Real Estate Securities Fund...............................    214      661      1,134      2,442
  International Securities Fund.............................    232      715      1,224      2,624
  Emerging Markets Fund.....................................    290      889      1,514      3,195
  Diversified Bond Fund.....................................    169      523        901      1,965
  Multistrategy Bond Fund...................................    192      594      1,021      2,212
  Short Duration Bond Fund..................................    169      523        901      1,965
  Tax Exempt Bond Fund......................................    156      484        834      1,824

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain banks (including bank trust departments), registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

     Three functions form the core of Russell's consulting services:

     - Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     - Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     - Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.


     The FRIC Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.


     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

                            MANAGEMENT OF THE FUNDS


     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers as more fully described below. Each of the Fund's money managers makes investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

     FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo develops the investment programs for each Fund, selects, subject to approval of the Funds' Board, money managers for the Funds, allocates Fund assets among the money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manager to another.

     FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds (the "FRIMCo Managers") are:


     - Bruce A. Eidelson, Portfolio Manager since 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.


     - Robert E. Hall, Portfolio Manager since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo. Mr. Hall has primary responsibility for the management of the Emerging Markets Fund.


     - Jeffrey T. Hussey, Head of US Fixed Income since March 2003. Mr. Hussey has also been a Portfolio Manager since 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst. Mr. Hussey has primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.


     - Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.


     - Jill F. Johnson, Portfolio Manager since May 2004 and Senior Investment Officer since March 2000. From 1995 to 2000, Ms. Johnson was the Principal of JF Johnson Consulting in Seattle and Los Angeles. Ms. Johnson has primary responsibility for the management of the Equity Aggressive Strategy, Aggressive

       Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Tax-Managed Global Equity Funds.


     - James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

     - Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. From 1993 to 1999 he was Director of Equity Research. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

     - Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Equity II and Special Growth Funds.

     - Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff has primary responsibility for the management of the Short Duration Bond and Tax Exempt Bond Funds.


     - Stephen W. Skatrud, Portfolio Manager since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. Mr. Skatrud has primary responsibility for the management of the Select Growth, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


     - Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

     Please see the Funds' Statement of Additional Information for additional information about the FRIMCo Managers' compensation, other accounts managed by the FRIMCo Managers and the FRIMCo Managers' ownership of securities in the Funds.


     In the last fiscal year, the aggregate annual rate of advisory and administrative fees, paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Diversified Equity Fund, 0.77%; Quantitative Equity Fund, 0.78%; Tax-Managed Large Cap Fund, 0.75%; Special Growth Fund, 0.95%; Tax-Managed Mid & Small Cap Fund, 0.94%; Select Growth Fund, 0.67%; Select Value Fund, 0.75%; Real Estate Securities Fund, 0.85%; International Securities Fund, 0.95%; Emerging Markets Fund, 1.16%; Diversified Bond Fund, 0.45%; Multistrategy Bond Fund, 0.65%; Short Duration Bond Fund, 0.47%; and Tax Exempt Bond Fund, 0.35%. Of these aggregate amounts 0.05% is attributable to administrative services.


     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending April 30, 2005.

                               THE MONEY MANAGERS


     Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


     Each money manager has complete discretion to select portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                            INVESTMENT OBJECTIVE AND
                             INVESTMENT STRATEGIES

     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

DIVERSIFIED EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

QUANTITATIVE EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. The Fund emphasizes stocks that are deemed attractive based upon the quantitative models and factors that the managers' research has found to be predictive of positive excess returns over the long term and may include both growth and value securities.


         Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities it believes most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

         The Fund's money managers typically use a variety of quantitative models and techniques to rank the relative attractiveness of the securities. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this Additional occurs, the Fund may not achieve its investment objective during such times. Investment The Fund may take a defensive position by raising cash levels and/or reducing or Strategies eliminating the hedging strategy for its cash reserves.

TAX-MANAGED LARGE CAP FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth on an after-tax basis.

       PRINCIPAL INVESTMENT STRATEGIES


         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in large capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. On December 31, 2004, the market capitalization of the US companies in the S&P 500 Index ranged from approximately $385 billion to $749 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another.

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.



         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis.


         The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

         The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans. The Fund intends to manage its taxable distributions to shareholders in two ways:

            - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

            - Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money managers believe it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.

         If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

         The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

         When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SPECIAL GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $4 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

TAX-MANAGED MID & SMALL CAP FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth on an after-tax basis.

       PRINCIPAL INVESTMENT STRATEGIES

         The Tax-Managed Mid & Small Cap Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in medium and small capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $68.7 billion to $177.9 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis.


         The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

         The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

         The Fund intends to manage its taxable distributions to shareholders in two ways:

            - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

            - Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money managers believe it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

         If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

         The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

         When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SELECT GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Select Growth Fund invests primarily in large and medium capitalization stocks but generally invests 10-15% of its assets in small and micro capitalization stocks. Market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium, small and micro capitalization companies. The Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The Fund generally defines small capitalization stocks as the stocks of the next 2000 largest companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $1.5 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Generally, the Fund considers micro capitalization stocks to be all stocks with a capitalization range of $300 million to $50 million. The Fund seeks to invest in stocks with above average growth rates and favorable earnings momentum.


         The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and earnings momentum. The managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SELECT VALUE FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The Select Value Fund invests primarily in large and medium capitalization value stocks but also generally invests 5 to 15% of its assets in small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The Fund generally defines small capitalization stocks as the stocks of the next 2000 largest companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $1.5 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund invests in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the

         Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

INTERNATIONAL SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.


         The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


         The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.


         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

         The Fund invests in common stocks, and to a limited extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

         Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         From time to time, the Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction. The Fund may also occasionally invest in rights, warrants and convertible fixed-income securities.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

DIVERSIFIED BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the

         Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

MULTISTRATEGY BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income, and as a secondary objective, capital appreciation.

       PRINCIPAL INVESTMENT STRATEGIES

         The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund defines short duration as a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

         The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

TAX EXEMPT BOND FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

       PRINCIPAL INVESTMENT STRATEGIES


         The Tax Exempt Bond Fund invests in investment-grade municipal debt obligations providing federal tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the US and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax. This fundamental policy can only be changed by a vote of the shareholders of the Fund. The 80% investment requirement applies at the time the Fund invests its assets.



         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was
         4.6 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following tables describe types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

                                PRINCIPAL RISKS


        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
MULTI-MANAGER APPROACH                 The investment styles employed by a Fund's money  All Funds managers may not be complementary. The interplay
                                       of the various strategies employed by a Fund's
                                       multiple money managers may result in a Fund
                                       holding a concentration of certain types of
                                       securities. This concentration may be beneficial
                                       or detrimental to a Fund's performance depending
                                       upon the performance of those securities and the
                                       overall economic environment. The money managers
                                       selected for a Fund may underperform the market
                                       generally or other money managers that could
                                       have been selected for that Fund. The
                                       multi-manager approach could increase a Fund's
                                       portfolio turnover rates, realization of capital
                                       gains or losses, brokerage commissions and other
                                       transaction costs.
TAX-SENSITIVE MANAGEMENT               A Fund's tax-managed equity investment strategy   Tax-Managed Large Cap
                                       may provide a lower return before consideration   Tax-Managed Mid & Small Cap
                                       of federal income tax consequences than other
                                       mutual funds that are not tax-managed. A
                                       tax-sensitive investment strategy involves
                                       active management and a Fund may, at times, take
                                       steps to postpone the realization of capital
                                       gains that other mutual funds that are not
                                       tax-managed may not. This may lead to a
                                       difference in pre-tax returns. At times, it may
                                       also be impossible to implement the tax-managed
                                       strategy if, for example, a Fund does not have
                                       any capital losses to offset capital gains.
     - Use of Multi-Managers in a      A tax-managed Fund which also uses a              Tax-Managed Large Cap
       Tax-Sensitive Fund              multi-manager approach is subject to unique       Tax-Managed Mid & Small Cap
                                       risks. Money managers with distinct and
                                       different investment approaches are selected in
                                       an attempt to reduce overlap in holdings across
                                       money managers and reduce the instance of wash
                                       sales. However, if this does not occur, the
                                       ability of the Fund to achieve its investment
                                       objective may be impacted.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Large Redemptions and Long      If large shareholder redemptions occur            Tax-Managed Large Cap
       Portfolio Holding Periods in a  unexpectedly, a Fund could be required to sell    Tax-Managed Mid & Small Cap
       Tax-Sensitive Fund              portfolio securities resulting in its
                                       realization of net capital gains. If a Fund
                                       holds individual securities that have
                                       significantly appreciated over a long period of
                                       time it may be difficult for the Fund to sell
                                       them without realizing net capital gains. The
                                       realization of such capital gains could prevent
                                       the Fund from meeting its investment objective.
EQUITY SECURITIES
     - Common Stocks                   The value of common stocks will rise and fall in  Diversified Equity
                                       response to the activities of the company that    Special Growth
                                       issued the stock, general market conditions       Quantitative Equity
                                       and/or economic conditions. If an issuer is       International Securities
                                       liquidated or declares bankruptcy, the claims of  Emerging Markets
                                       owners of bonds will take precedence over the     Real Estate Securities
                                       claims of owners of common stocks.                Tax-Managed Large Cap
                                                                                         Tax-Managed Mid & Small Cap
                                                                                         Select Growth
                                                                                         Select Value
     - Value Stocks                    Investments in value stocks are subject to the    Diversified Equity
                                       risks of common stocks, as well as the risks      Special Growth
                                       that (i) their intrinsic values may never be      Tax-Managed Large Cap
                                       realized by the market or (ii) such stock may     International Securities
                                       turn out not to have been undervalued.            Emerging Markets
                                                                                         Select Value
     - Growth Stocks                   Investments in growth stocks are subject to the   Diversified Equity
                                       risks of common stocks. Growth company stocks     Special Growth
                                       generally provide minimal dividends which could   Tax-Managed Large Cap
                                       otherwise cushion stock prices in a market        International Securities
                                       decline. The value of growth company stocks may   Emerging Markets
                                       rise and fall significantly based, in part, on    Select Growth
                                       investors' perceptions of the company, rather
                                       than on fundamental analysis of the stocks.
     - Market-Oriented Investments     Market-oriented investments are subject to the    Diversified Equity
                                       risks of common stocks, as well as the risks      Special Growth
                                       associated with growth and value stocks.          Quantitative Equity
                                                                                         International Securities
                                                                                         Emerging Markets
                                                                                         Tax-Managed Large Cap
                                                                                         Tax-Managed Mid & Small Cap

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Securities of Small and Micro   Investments in securities of small                Special Growth
       Capitalization Companies        capitalization companies are subject to the       (small-cap risk only)
                                       risks of common stocks. Investments in small and  Tax-Managed Mid & Small Cap
                                       micro capitalization companies may involve        (small-cap risk only)
                                       greater risks because these companies generally   Select Growth
                                       have a limited track record. Small and micro      (small- and micro-cap risk)
                                       capitalization companies often have narrower      Select Value
                                       markets, more limited managerial and financial    (small-cap risk only)
                                       resources and a less diversified product
                                       offering than larger, more established
                                       companies. These risks may be even more
                                       pronounced for micro capitalization companies as
                                       compared to small capitalization companies.
                                       Micro capitalization company stocks are also
                                       more likely to suffer from significant
                                       diminished market liquidity. As a result of
                                       these factors, the performance of small and
                                       micro capitalization companies can be more
                                       volatile, which may increase the volatility of a
                                       Fund's portfolio.
     - Preferred Stocks                Investments in preferred stocks are subject to    Emerging Markets
                                       the risks of common stocks, as well as the risk   International Securities
                                       that interest rates will rise and make the fixed
                                       dividend feature, if any, less appealing to
                                       investors. Preferred stock does not usually have
                                       voting rights.
FIXED-INCOME SECURITIES                Prices of fixed-income securities rise and fall   Short Duration Bond
                                       in response to interest rate changes. Generally,  Diversified Bond when interest rates rise, prices of fixed-income  Multistrategy Bond
                                       securities fall. The longer the duration of the   Tax Exempt Bond
                                       security, the more sensitive the security is to
                                       this risk. A 1% increase in interest rates would
                                       reduce the value of a $100 note by approximately
                                       one dollar if it had a one-year duration. There
                                       is also a risk that fixed income securities will
                                       be downgraded in credit rating or go into
                                       default. Lower-rated bonds, and bonds with
                                       larger final maturities, generally have higher
                                       credit risks.
     - Non-Investment Grade            Although lower rated debt securities generally    Short Duration Bond
       Fixed-Income Securities ("Junk  offer a higher yield than higher rated debt       Multistrategy Bond
       Bonds")                         securities, they involve higher risks, higher
                                       volatility and higher risk of default than
                                       investment grade bonds. They are especially
                                       subject to:
                                       - Adverse changes in general economic conditions
                                         and in the industries in which their issuers
                                         are engaged,
                                       - Changes in the financial condition of their
                                         issuers and
                                       - Price fluctuations in response to changes in
                                         interest rates.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
                                       As a result, issuers of lower rated debt
                                       securities are more likely than other issuers to
                                       miss principal and interest payments or to
                                       default which could result in a loss to a Fund.
      - Government Issued or           Bonds guaranteed by a government are subject to   Short Duration Bond Diversified
        Guaranteed Securities          inflation risk and price depreciation risk.       Bond Multistrategy Bond
                                       Bonds issued by non-US governments are also
                                       subject to default risk. These risks could
                                       result in losses to a Fund.
INTERNATIONAL SECURITIES               A Fund's return and net asset value may be        International Securities
                                       significantly affected by political or economic   Emerging Markets
                                       conditions and regulatory requirements in a       Short Duration Bond
                                       particular country. Non-US markets, economies     Multistrategy Bond
                                       and political systems may be less stable than US  Diversified Bond markets, and changes in exchange rates of
                                       foreign currencies can affect the value of a
                                       Fund's foreign assets. Non-US laws and
                                       accounting standards typically are not as
                                       comprehensive as they are in the US and there
                                       may be less public information available about
                                       foreign companies. Non-US securities markets may
                                       be less liquid and have fewer transactions than
                                       US securities markets. Additionally,
                                       international markets may experience delays and
                                       disruptions in securities settlement procedures
                                       for a Fund's portfolio securities.
     - Non-US Debt Securities          A Fund's non-US debt securities are typically     Short Duration Bond
                                       obligations of sovereign governments and          Multistrategy Bond
                                       corporations. To the extent that a Fund invests   Diversified Bond
                                       a significant portion of its assets in a
                                       concentrated geographic area like Eastern Europe
                                       or Asia, the Fund will generally have more
                                       exposure to regional economic risks associated
                                       with foreign investments.
     - Emerging Market Countries       Investments in emerging or developing markets     Emerging Markets
                                       involve exposure to economic structures that are
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Instruments of US and Foreign   Non-US corporations and banks issuing dollar      Short Duration Bond
       Banks and Branches and Foreign  denominated instruments in the US are not         Diversified Bond
       Corporations, Including Yankee  necessarily subject to the same regulatory        Multistrategy Bond
       Bonds                           requirements that apply to US corporations and
                                       banks, such as accounting, auditing and
                                       recordkeeping standards, the public availability
                                       of information and, for banks, reserve
                                       requirements, loan limitations and examinations.
                                       This complicates efforts to analyze these
                                       securities, and may increase the possibility
                                       that a non-US corporation or bank may become
                                       insolvent or otherwise unable to fulfill its
                                       obligations on these instruments.
DERIVATIVES (E.G. FUTURES CONTRACTS,   If a Fund incorrectly forecasts interest rates    Short Duration Bond
OPTIONS ON FUTURES, CURRENCY, CREDIT   in using derivatives, the Fund could lose money.  Diversified Bond
OR INTEREST RATE SWAPS)                Price movements of a futures contract, option or  Multistrategy Bond structured note may not be identical to price
                                       movements of portfolio securities or a
                                       securities index resulting in the risk that,
                                       when a Fund buys a futures contract or option as
                                       a hedge, the hedge may not be effective.
                                       Furthermore, regulatory requirements for the
                                       Funds to set aside assets to meet their
                                       obligations with respect to derivatives may
                                       result in a Fund being unable to purchase or
                                       sell securities when it would otherwise be
                                       favorable to do so, or in a Fund needing to sell
                                       securities at a disadvantageous time. A Fund may
                                       also be unable to close out its derivatives
                                       positions when desired.
REAL ESTATE SECURITIES                 Just as real estate values go up and down, the    Real Estate Securities
                                       value of the securities of companies involved in
                                       the industry, and in which a Fund invests, also
                                       fluctuates. A Fund that invests in real estate
                                       securities is also subject to the risks
                                       associated with direct ownership of real estate.
                                       Additional risks include declines in the value
                                       of real estate, changes in general and local
                                       economic and real estate market conditions,
                                       increases in property taxes or other operating
                                       expenses and changes in tax laws and interest
                                       rates. The value of securities of companies that
                                       service the real estate industry may also be
                                       affected by such risks.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - REITs                           REITs may be affected by changes in the value of  Real Estate Securities the underlying properties owned by the REITs and
                                       by the quality of tenants' credit. Moreover, the
                                       underlying portfolios of REITs may not be
                                       diversified, and therefore subject to the risk
                                       of investing in a limited number of properties.
                                       REITs are also dependent upon management skills
                                       and are subject to heavy cash flow dependency,
                                       defaults by tenants, self-liquidation and the
                                       possibility of failing either to qualify for
                                       tax-free pass-through of income under federal
                                       tax laws or to maintain their exemption from
                                       certain federal securities laws.
MUNICIPAL OBLIGATIONS                  Municipal obligations are affected by economic,   Short Duration Bond
                                       business or political developments. These         Tax Exempt Bond
                                       securities may be subject to provisions of
                                       litigation, bankruptcy and other laws affecting
                                       the rights and remedies of creditors, or may
                                       become subject to future laws extending the time
                                       for payment of principal and/or interest, or
                                       limiting the rights of municipalities to levy
                                       taxes.
MORTGAGE OR ASSET BACKED SECURITIES    Prepayment of principal on mortgage and asset     Short Duration Bond
                                       backed securities may expose a Fund to a lower    Diversified Bond
                                       rate of return upon reinvestment of principal.    Multistrategy Bond
                                       Also, if a security subject to prepayment has
                                       been purchased at a premium, in the event of
                                       prepayment the value of the premium would be
                                       lost. A Fund that purchases mortgage backed
                                       securities is subject to certain additional
                                       risks. Rising interest rates tend to extend the
                                       duration of mortgage backed securities, making
                                       them more sensitive to changes in interest
                                       rates. As a result, in a period of rising
                                       interest rates, a Fund that holds mortgage
                                       backed securities may exhibit additional
                                       volatility. This is known as extension risk.
DEPOSITARY RECEIPTS                    Depositary receipts are securities traded on a    International Securities
                                       local stock exchange that represent interests in  Emerging Markets securities issued by a foreign publicly-listed
                                       company. They may be affected by the risks
                                       associated with international securities, such
                                       as changes in political or economic conditions
                                       of other countries and changes in the exchange
                                       rates of foreign currencies. The value of
                                       depositary receipts will rise and fall in
                                       response to the activities of the company that
                                       issued the securities represented by the
                                       depositary receipts, general market conditions
                                       and/ or economic conditions. Also, if there is a
                                       rise in demand for the underlying security and
                                       it becomes less available to the market, the
                                       price of the depositary receipt may rise,
                                       causing the Fund to pay a premium in order to
                                       obtain the desired depositary receipt.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
                                                    ADDITIONAL RISKS
REPURCHASE AGREEMENTS                  Under a repurchase agreement, a bank or broker    Short Duration Bond
                                       sells securities to a Fund and agrees to          Diversified Bond
                                       repurchase them at the Fund's cost plus           Multistrategy Bond
                                       interest. If the value of the securities
                                       declines and the bank or broker defaults on its
                                       repurchase obligation, a Fund could incur a
                                       loss.
CREDIT AND LIQUIDITY ENHANCEMENTS      Adverse changes in a guarantor's credit quality   Tax Exempt Bond
                                       if contemporaneous with adverse changes in the
                                       guaranteed security could cause losses to a Fund
                                       and may affect its net asset value.
EXPOSING CASH RESERVES TO APPROPRIATE  By exposing its cash reserves to the performance  All Funds
MARKETS                                of appropriate markets by purchasing equity
                                       securities (in the case of equity funds) or
                                       fixed income securities (in the case of fixed
                                       income funds) and/or derivatives, a Fund's
                                       performance tends to correlate more closely to
                                       the performance of that market as a whole.
                                       However, the market performance of these
                                       instruments may not correlate precisely to the
                                       performance of the corresponding market. This
                                       approach increases a Fund's performance if the
                                       particular market rises and reduces a Fund's
                                       performance if the particular market declines.
EMERGING MARKET COUNTRIES              Investments in emerging or developing markets     International Securities
                                       involve exposure to economic structures that are
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.
ILLIQUID SECURITIES                    An illiquid security is one without an active     Special Growth
                                       secondary market, making it difficult for an      Emerging Markets
                                       owner of the security to sell it. A Fund with an  Real Estate Securities
                                       investment in an illiquid security may not be     Tax-Managed Mid & Small Cap
                                       able to sell the security quickly and at a fair   Select Growth
                                       price, which could cause the Fund to realize      Select Value
                                       losses on the security if the security is sold
                                       at a price lower than that at which it had been
                                       valued. An illiquid security may also have large
                                       price volatility.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
                                                    ADDITIONAL RISKS
USE OF MODELS                          Models are constructed with the expectation that  Quantitative Equity they will be predictive of positive excess
                                       returns over the long term, but are not likely
                                       to be consistently predictive of positive excess
                                       returns over the short term. This may cause a
                                       Fund's short-term investment performance to vary
                                       significantly from the long-term performance
                                       predicted by the models used for investment
                                       purposes.
SECURITIES LENDING                     If a borrower of a Fund's securities fails        All Funds
                                       financially, the Fund's recovery of the loaned
                                       securities may be delayed or the Fund may lose
                                       its rights to the collateral which could result
                                       in a loss to a Fund.


                               PORTFOLIO TURNOVER

     The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                              PORTFOLIO DISCLOSURE

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

DECLARED                    PAYABLE                             FUNDS
--------          ----------------------------   ------------------------------------
Monthly.........  Early in the following month   Tax Exempt Bond, Diversified Bond
                                                 and Multistrategy Bond Funds
Quarterly.......  Mid: April, July, October      Diversified Equity, Quantitative
                  and December                   Equity, Real Estate Securities,
                                                 Short Duration Bond and Select Value
                                                 Funds
Annually........  Mid-December                   Special Growth, International
                                                 Securities, Emerging Markets,
                                                 Tax-Managed Large Cap, Tax-Managed
                                                 Mid & Small Cap and Select Growth
                                                 Funds

CAPITAL GAINS DISTRIBUTIONS


     The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


BUYING A DIVIDEND

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

AUTOMATIC REINVESTMENT

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


     If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-US corporations.


     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.


     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

     When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

     If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund, Tax-Managed Mid & Small Cap Fund, Select Growth Fund or Select Value Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.


     Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds consider the tax consequences of portfolio trading activity during a particular year, the realization of capital gains is not entirely within either the Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.


     The Tax Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


     The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund's assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.


VALUATION OF PORTFOLIO SECURITIES

     The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.


     Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

     - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

     - US over-the-counter equities: Official closing price; last bid price if no closing price;

     - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

     - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

     - Futures: Settlement price.


     If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.



     This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.


     Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS
                    AND PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Funds offer Class C Shares in this Prospectus.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.


     Financial Intermediaries may receive distribution compensation and shareholder servicing compensation from the Funds' Distributor with respect to Class C Shares of the Funds pursuant to the Funds' Rule 12b-1 distribution plan and the Funds' shareholder servicing plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Funds' fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.


     In addition to the foregoing payments, FRIMCo or the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.


     FRIMCo or the Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers and other applicable law and regulations relating to the sale of mutual fund shares.


     To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.

     Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or FRIMCo.

                             HOW TO PURCHASE SHARES


     Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     There is currently no required minimum initial investment for the Funds. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.


     If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to FRIMCo, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.


     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

     All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in net asset value between the trade date and the settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     CUSTOMER IDENTIFICATION PROGRAM: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

OFFERING DATES AND TIMES

     Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

AUTOMATED INVESTMENT PROGRAM


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES

     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

SYSTEMATIC EXCHANGE PROGRAM

     If you invest through certain Financial Intermediaries, the Funds, except for the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

     The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic exchange program in view of their portfolio management strategies.

                          RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS


     The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, a Fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interests. In the event that a Fund rejects or cancels an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. Additionally, because short-term investments are inconsistent with the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' long-term strategy, these Funds will apply their general right to reject any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of these Funds', inconsistent with the Funds' strategy. The Funds' frequent trading policies have been approved by the Funds' Board of Trustees.


FREQUENT TRADING POLICIES AND LIMITATIONS ON TRADING ACTIVITY

     Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Do not invest in the Funds if you are a frequent trader or a market-timer. The Funds are intended for long-term investors.

     The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.


     The Funds (other than those with a principal investment strategy of investing in fixed income securities) have a tiered approach to monitoring for impermissible frequent trading (i.e. frequent trading considered by the Funds not to be for long-term investment purposes). First, for all Funds with a principal investment strategy of investing in US or foreign equity securities, the Funds monitor for redemptions made within 60 days of purchase on a "first-in, first-out" basis. Second, for all Funds with a principal investment strategy of investing in foreign equity securities or small cap equity securities, the Funds monitor for a "round trip" trade in a 30 day period. A round trip is a purchase or exchange into a Fund and a subsequent redemption or exchange out of a Fund (or vice versa).


     If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Funds will take the following steps:

     - Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.

     - If a potential impermissible frequent trading pattern has been identified, the Funds will contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the

       Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if a third round trip is detected, the Funds will again contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if another round trip occurs, the Funds will generally exercise their right to restrict, reject or cancel all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Funds may not be in the best interest of the Fund or its shareholders, the Funds will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

     The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict, reject or cancel purchase and exchange orders as described above.

     These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Funds' ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.


     The Funds will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Funds to detect and curtail frequent trading practices for a significant percentage of a Fund's shareholders, depending on the structure of a Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.


     Currently, Funds that have principal investment strategies to invest in fixed income securities are not considered to have the same risks associated with frequent trading as equity funds. However, these Funds or their agents will take the steps described above to curtail any frequent trading activity that is identified.

RISKS OF FREQUENT TRADING

     Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Funds use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

     Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

     Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

LIMITATIONS ON THE ABILITY TO DETECT AND CURTAIL FREQUENT TRADING

     The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

     - Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

     - The ability of the Funds and their agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.

     - The Funds also generally receive purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.

     - Omnibus account arrangements are common forms of holding Fund shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with a Fund. Generally, in these circumstances, the identities of individual shareholders are not known to a Fund.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

REDEMPTION DATES AND TIMES

     Redemption requests must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

SYSTEMATIC WITHDRAWAL PROGRAM

     If you invest through certain Financial Intermediaries, the Funds, except the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

     The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.

     You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.


                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

WRITTEN INSTRUCTIONS

     The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

     - The Fund name and account number

     - Details related to the transaction including type and amount

     - Signatures of all owners exactly as registered on the account

     - Any supporting legal documentation that may be required

RESPONSIBILITY FOR FRAUD


     Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


SIGNATURE GUARANTEE

     Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

IN-KIND EXCHANGE OF SECURITIES

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

REDEMPTION IN-KIND


     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


UNCASHED CHECKS

     Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REGISTRATION OF FUND ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables represents the Financial Highlights for the Funds' Class C Shares for the periods shown.

DIVERSIFIED EQUITY FUND--CLASS C SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 36.27   $ 30.52   $ 35.83   $ 50.12   $ 54.13   $ 52.04
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)............     (.17)     (.13)     (.18)     (.24)     (.24)     (.20)
  Net realized and unrealized gain (loss)....     2.54      5.88     (5.13)   (13.82)    (2.55)     8.14
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............     2.37      5.75     (5.31)   (14.06)    (2.79)     7.94
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income(e)..............       --        --        --        --        --      (.03)
  From net realized gain.....................       --        --        --      (.23)    (1.22)    (5.82)
                                               -------   -------   -------   -------   -------   -------
     Total distributions.....................       --        --        --      (.23)    (1.22)    (5.85)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 38.64   $ 36.27   $ 30.52   $ 35.83   $ 50.12   $ 54.13
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(b)..........................     6.53     18.88    (14.85)   (28.14)    (5.07)    15.83
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $94,663   $64,316   $33,858   $20,222   $21,526   $14,787
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..............     2.00      2.05      2.03      1.99      1.94      1.94
     Operating expenses, gross...............     2.00      2.05      2.03      1.99      1.94      1.94
     Net investment income (loss)(d).........     (.45)     (.39)     (.51)     (.58)     (.56)     (.41)
  Portfolio turnover rate (%)(b).............   125.03    109.50    128.80    146.81    141.75    110.36


  *   For the ten months ended October 31, 2000.
  **  For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  (e) Less than $.01 per share for the period ended October 31, 2003.

QUANTITATIVE EQUITY FUND--CLASS C SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 31.92   $ 26.53   $ 31.88   $ 43.88   $ 44.94   $ 43.02
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)............     (.12)     (.09)     (.15)     (.21)     (.22)     (.20)
  Net realized and unrealized gain (loss)....     2.44      5.49     (5.20)   (10.47)      .07      8.00
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............     2.32      5.40     (5.35)   (10.68)     (.15)     7.80
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income.................       --      (.01)       --        --        --      (.04)
  From net realized gain.....................       --        --        --     (1.32)     (.91)    (5.84)
                                               -------   -------   -------   -------   -------   -------
     Total distributions.....................       --      (.01)       --     (1.32)     (.91)    (5.88)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 34.24   $ 31.92   $ 26.53   $ 31.88   $ 43.88   $ 44.94
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(b)..........................     7.27     20.35    (16.78)   (24.87)     (.16)    18.89
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $98,012   $65,096   $34,113   $20,530   $20,935   $13,613
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..............     1.99      2.02      2.02      1.98      1.92      1.93
     Operating expenses, gross...............     1.99      2.02      2.02      1.98      1.92      1.93
     Net investment income (loss)(d).........     (.35)     (.32)     (.49)     (.57)     (.60)     (.47)
  Portfolio turnover rate (%)(b).............    91.31    108.71     71.10     85.00     59.25     89.52


  *   For the ten months ended October 31, 2000.
  **  For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

TAX-MANAGED LARGE CAP FUND--CLASS C SHARES


                                                         FISCAL YEAR ENDED OCTOBER 31,
                                                 ----------------------------------------------
                                                  2004      2003      2002      2001     2000*    1999**
                                                 -------   -------   -------   -------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 15.02   $ 12.61   $ 15.60   $ 20.68   $21.17   $20.92
                                                 -------   -------   -------   -------   ------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(e)...........     (.06)     (.04)     (.06)     (.10)    (.10)      --
  Net realized and unrealized gain (loss)......     1.59      2.45     (2.93)    (4.98)    (.39)     .35
                                                 -------   -------   -------   -------   ------   ------
     Total income from operations..............     1.53      2.41     (2.99)    (5.08)    (.49)     .35
                                                 -------   -------   -------   -------   ------   ------
DISTRIBUTIONS
  From net investment income...................       --        --        --        --       --     (.10)
                                                 -------   -------   -------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD.................  $ 16.55   $ 15.02   $ 12.61   $ 15.60   $20.68   $21.17
                                                 =======   =======   =======   =======   ======   ======
TOTAL RETURN (%)(b)............................    10.19     19.11    (19.17)   (24.57)   (2.30)    2.24
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).....  $13,304   $10,022   $ 7,740   $ 7,611   $6,596   $  308
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)................     1.92      1.94      1.91      1.88     1.86     1.57
     Operating expenses, gross.................     1.92      1.94      1.91      1.88     1.86     1.57
     Net investment income (loss)(d)...........     (.38)     (.30)     (.40)     (.56)    (.58)    (.28)
  Portfolio turnover rate (%)(b)...............    32.15    127.47     65.39     52.57    43.48    48.35


  *   For the ten months ended October 31, 2000.

  ** For the period December 1, 1999 (commencement of operations) to December 31, 1999.

  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  (e) Less than $.01 per share for the period ended December 31, 1999.

SPECIAL GROWTH FUND--CLASS C SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 46.99   $ 33.52   $ 37.42   $ 51.05   $ 48.22   $ 42.17
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)............     (.56)     (.46)     (.45)     (.38)     (.38)     (.45)
  Net realized and unrealized gain (loss)....     4.05     13.93     (3.45)    (7.12)     4.56      9.72
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............     3.49     13.47     (3.90)    (7.50)     4.18      9.27
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net realized gain.....................    (1.32)       --        --     (6.13)    (1.35)    (3.22)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 49.16   $ 46.99   $ 33.52   $ 37.42   $ 51.05   $ 48.22
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(b)..........................     7.54     40.19    (10.42)   (15.93)     8.83     22.53
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $46,919   $36,364   $18,583   $11,662   $10,762   $ 5,990
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..............     2.29      2.36      2.31      2.27      2.21      2.23
     Operating expenses, gross...............     2.29      2.36      2.31      2.27      2.22      2.23
     Net investment income (loss)(d).........    (1.15)    (1.21)    (1.15)     (.89)     (.91)    (1.10)
  Portfolio turnover rate (%)(b).............   124.97    127.15    125.06    126.83    136.00    111.98


  *   For the ten months ended October 31, 2000.
  **  For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

TAX-MANAGED MID & SMALL CAP FUND--CLASS C SHARES


                                                          FISCAL YEAR ENDED OCTOBER 31,
                                                   --------------------------------------------
                                                    2004      2003     2002     2001     2000*    1999**
                                                   -------   ------   ------   -------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $  9.33   $ 7.12   $ 7.88   $ 11.07   $10.71   $10.00
                                                   -------   ------   ------   -------   ------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(e).............     (.13)    (.08)    (.09)     (.08)    (.10)      --
  Net realized and unrealized gain (loss)........      .97     2.29     (.67)    (3.11)     .47      .71
                                                   -------   ------   ------   -------   ------   ------
     Total income from operations................      .84     2.21     (.76)    (3.19)     .37      .71
                                                   -------   ------   ------   -------   ------   ------
DISTRIBUTIONS
  From net investment income.....................       --       --       --        --     (.01)      --
                                                   -------   ------   ------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD...................  $ 10.17   $ 9.33   $ 7.12   $  7.88   $11.07   $10.71
                                                   =======   ======   ======   =======   ======   ======
TOTAL RETURN (%)(b)..............................     9.00    31.04    (9.65)   (28.88)    3.52     7.10
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).......  $ 6,041   $5,025   $3,450   $ 2,688   $2,414   $  222
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..................     2.25     2.25     2.25      2.25     2.25     2.18
     Operating expenses, gross...................     2.34     2.49     2.53      2.54     2.77     8.78
     Net investment income (loss)(d).............    (1.33)   (1.06)   (1.12)     (.93)   (1.05)     .73
  Portfolio turnover rate (%)(b).................   203.33    81.91    89.13    105.31    71.20     3.33


  *   For the ten months ended October 31, 2000.

  ** For the period December 1, 1999 (commencement of operations) to December 31, 1999.

  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  (e) Less than $.01 per share for the period ended December 31, 1999.

SELECT GROWTH FUND--CLASS C SHARES


                                                                  FISCAL YEAR ENDED OCTOBER 31,
                                                              -------------------------------------
                                                               2004      2003      2002      2001*
                                                              -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  6.85   $  5.23   $  6.65   $ 10.00
                                                              -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................     (.11)     (.09)     (.10)     (.08)
  Net realized and unrealized gain (loss)...................      .11      1.71     (1.32)    (3.27)
                                                              -------   -------   -------   -------
     Total income from operations...........................       --      1.62     (1.42)    (3.35)
                                                              -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..............................  $  6.85   $  6.85   $  5.23   $  6.65
                                                              =======   =======   =======   =======
TOTAL RETURN (%)(b).........................................     (.15)    31.17    (21.35)   (33.50)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $ 5,942   $ 3,265   $ 1,341   $ 1,017
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................     2.25      2.20      2.11      2.17
     Operating expenses, gross..............................     2.50      2.74      2.82      2.97
     Net investment income (loss)(d)........................    (1.53)    (1.57)    (1.53)    (1.32)
  Portfolio turnover rate (%)(b)............................   134.00    149.76    212.37    169.36


  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SELECT VALUE FUND--CLASS C SHARES


                                                                  FISCAL YEAR ENDED OCTOBER 31,
                                                              -------------------------------------
                                                               2004      2003      2002      2001*
                                                              -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  8.97   $  7.41   $  8.51   $ 10.00
                                                              -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(e)........................     (.03)     (.01)     (.02)       --
  Net realized and unrealized gain (loss)...................     1.22      1.58     (1.07)    (1.48)
                                                              -------   -------   -------   -------
     Total income from operations...........................     1.19      1.57     (1.09)    (1.48)
                                                              -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income................................     (.01)     (.01)     (.01)     (.01)
                                                              -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.15   $  8.97   $  7.41   $  8.51
                                                              =======   =======   =======   =======
TOTAL RETURN (%)(b).........................................    13.24     21.19    (12.82)   (14.76)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $16,834   $ 9,972   $ 2,061   $ 1,844
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................     2.25      2.15      2.00      2.00
     Operating expenses, gross..............................     2.32      2.42      2.40      2.64
     Net investment income (loss)(d)........................     (.31)     (.12)     (.27)       --
  Portfolio turnover rate (%)(b)............................    96.07    105.71     92.95     71.75


  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  (e) Less than $.01 per share for the period ended October 31, 2001.

REAL ESTATE SECURITIES FUND--CLASS C SHARES


                                                         FISCAL YEAR ENDING OCTOBER 31,
                                                  ---------------------------------------------
                                                   2004      2003      2002      2001    2000*    1999**
                                                  -------   -------   -------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD............  $ 33.94   $ 26.52   $ 26.97   $25.93   $22.69   $24.13
                                                  -------   -------   -------   ------   ------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...............      .46      1.11      1.07     1.16      .84     1.08
  Net realized and unrealized gain (loss).......     9.92      7.53      (.01)    1.02     3.11    (1.06)
                                                  -------   -------   -------   ------   ------   ------
     Total income from operations...............    10.38      8.64      1.06     2.18     3.95      .02
                                                  -------   -------   -------   ------   ------   ------
DISTRIBUTIONS
  From net investment income....................    (1.21)    (1.11)    (1.51)   (1.14)    (.71)   (1.46)
  From net realized gain........................     (.01)     (.11)       --       --       --       --
                                                  -------   -------   -------   ------   ------   ------
     Total distributions........................    (1.22)    (1.22)    (1.51)   (1.14)    (.71)   (1.46)
                                                  -------   -------   -------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD..................  $ 43.10   $ 33.94   $ 26.52   $26.97   $25.93   $22.69
                                                  =======   =======   =======   ======   ======   ======
TOTAL RETURN (%)(b).............................    30.97     33.23      3.56     8.41    17.54      .19
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)......  $61,089   $32,784   $15,712   $5,718   $3,393   $1,771
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).................     2.12      2.20      2.19     2.17     2.16     2.14
     Operating expenses, gross..................     2.12      2.30      2.59     2.17     2.16     2.14
     Net investment income (loss)(d)............     1.20      3.67      3.74     4.20     4.06     5.12
  Portfolio turnover rate (%)(b)................    38.04     46.09     67.70    44.50    53.30    42.69


  *   For the ten months ended October 31, 2000.
  **  For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

INTERNATIONAL SECURITIES FUND--CLASS C SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 48.46   $ 38.51   $ 44.53   $ 62.46   $ 74.51   $ 60.66
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)............       --      (.05)     (.18)     (.19)      .17      (.32)
  Net realized and unrealized gain (loss)....     6.65     10.21     (5.84)   (14.94)    (9.68)    17.92
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............     6.65     10.16     (6.02)   (15.13)    (9.51)    17.60
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income.................     (.73)     (.21)       --        --        --      (.17)
  From net realized gain.....................       --        --        --     (2.80)    (2.54)    (3.58)
                                               -------   -------   -------   -------   -------   -------
     Total distributions.....................     (.73)     (.21)       --     (2.80)    (2.54)    (3.75)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 54.38   $ 48.46   $ 38.51   $ 44.53   $ 62.46   $ 74.51
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(b)..........................    13.83     26.52    (13.52)   (25.29)   (13.13)    29.39
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $80,622   $47,087   $21,860   $12,470   $11,849   $ 7,522
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..............     2.29      2.42      2.46      2.41      2.29      2.30
     Operating expenses, gross...............     2.29      2.42      2.46      2.41      2.30      2.30
     Net investment income (loss)(d).........       --      (.12)     (.42)     (.36)      .30      (.51)
  Portfolio turnover rate (%)(b).............    76.01     69.11     79.09    104.65    101.84    120.52


  *   For the ten months ended October 31, 2000.
  **  For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EMERGING MARKETS FUND--CLASS C SHARES


                                                         FISCAL YEAR ENDED OCTOBER 31,
                                                 ----------------------------------------------
                                                  2004      2003      2002     2001      2000*    1999**
                                                 -------   -------   ------   -------   -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 10.68   $  7.22   $ 6.89   $  9.15   $ 12.47   $ 8.07
                                                 -------   -------   ------   -------   -------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..............       --       .02     (.09)     (.04)     (.10)    (.12)
  Net realized and unrealized gain (loss)......     2.08      3.44      .42     (2.22)    (3.20)    4.57
                                                 -------   -------   ------   -------   -------   ------
     Total income from operations..............     2.08      3.46      .33     (2.26)    (3.30)    4.45
                                                 -------   -------   ------   -------   -------   ------
DISTRIBUTIONS
  From net investment income...................     (.24)       --       --        --      (.02)    (.05)
                                                 -------   -------   ------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD.................  $ 12.52   $ 10.68   $ 7.22   $  6.89   $  9.15   $12.47
                                                 =======   =======   ======   =======   =======   ======
TOTAL RETURN (%)(b)............................    20.04     47.58     4.94    (24.70)   (26.51)   55.43
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).....  $20,467   $12,306   $5,194   $ 2,377   $ 2,228   $1,631
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)................     2.83      3.09     3.12      3.08      2.91     2.91
     Operating expenses, gross.................     2.87      3.09     3.12      3.09      2.92     2.91
     Net investment income (loss)(d)...........      .02       .19    (1.08)     (.55)    (1.02)   (1.23)
  Portfolio turnover rate (%)(b)...............    82.02     95.13    90.21     83.74     73.11    94.85


  *   For the ten months ended October 31, 2000.
  **  For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

DIVERSIFIED BOND FUND--CLASS C SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 24.49   $ 24.68   $ 24.49   $ 22.71   $ 22.24   $ 24.00
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)............      .41       .48       .74      1.06       .99      1.03
  Net realized and unrealized gain (loss)....      .58       .38       .23      1.81       .41     (1.61)
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............      .99       .86       .97      2.87      1.40      (.58)
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income.................     (.41)     (.49)     (.78)    (1.09)     (.93)    (1.05)
  From net realized gain.....................     (.53)     (.56)       --        --        --      (.13)
                                               -------   -------   -------   -------   -------   -------
     Total distributions.....................     (.94)    (1.05)     (.78)    (1.09)     (.93)    (1.18)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 24.54   $ 24.49   $ 24.68   $ 24.49   $ 22.71   $ 22.24
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(b)..........................     4.16      3.58      4.11     13.02      6.44     (2.47)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $45,970   $36,159   $26,915   $15,027   $ 7,315   $ 4,652
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..............     1.66      1.69      1.66      1.64      1.62      1.62
     Operating expenses, gross...............     1.66      1.70      1.66      1.64      1.63      1.62
     Net investment income (loss)(d).........     1.71      1.94      3.09      4.53      5.37      4.88
  Portfolio turnover rate (%)(b).............   140.92    147.44    156.21    155.87    128.88    152.23


  *   For the ten months ended October 31, 2000.
  **  For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

MULTISTRATEGY BOND FUND--CLASS C SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 10.54   $ 10.03   $ 10.20   $  9.60   $  9.47   $ 10.14
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)............      .17       .23       .30       .46       .44       .42
  Net realized and unrealized gain (loss)....      .31       .50      (.04)      .62       .09      (.63)
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............      .48       .73       .26      1.08       .53      (.21)
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income.................     (.24)     (.22)     (.43)     (.48)     (.40)     (.45)
  From net realized gain.....................     (.15)       --        --        --        --      (.01)
                                               -------   -------   -------   -------   -------   -------
     Total distributions.....................     (.39)     (.22)     (.43)     (.48)     (.40)     (.46)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 10.63   $ 10.54   $ 10.03   $ 10.20   $  9.60   $  9.47
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(b)..........................     4.66      7.37      2.71     11.58      5.77     (2.10)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $53,573   $36,397   $24,569   $15,926   $10,879   $ 6,666
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..............     1.89      1.94      1.85      1.89      1.86      1.80
     Operating expenses, gross...............     1.89      1.95      1.85      1.89      1.90      1.84
     Net investment income (loss)(d).........     1.58      2.22      3.08      4.63      5.56      4.80
  Portfolio turnover rate (%)(b).............   221.31    281.71    252.09    176.44    105.03    134.11


  *   For the ten months ended October 31, 2000.
  **  For the period January 27, 1999 (commencement of sale) to December 31,
      1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SHORT DURATION BOND FUND--CLASS C SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                                ----------------------------------------------
                                                 2004      2003      2002      2001     2000*    1999**
                                                -------   -------   -------   -------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..........  $ 19.01   $ 18.98   $ 19.01   $ 18.23   $18.13   $ 18.36
                                                -------   -------   -------   -------   ------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).............      .19       .31       .56       .85      .79       .68
  Net realized and unrealized gain (loss).....     (.01)      .06       .13       .89      .04      (.31)
                                                -------   -------   -------   -------   ------   -------
     Total income from operations.............      .18       .37       .69      1.74      .83       .37
                                                -------   -------   -------   -------   ------   -------
DISTRIBUTIONS
  From net investment income..................     (.15)     (.34)     (.72)     (.96)    (.73)     (.60)
                                                -------   -------   -------   -------   ------   -------
NET ASSET VALUE, END OF PERIOD................  $ 19.04   $ 19.01   $ 18.98   $ 19.01   $18.23   $ 18.13
                                                =======   =======   =======   =======   ======   =======
TOTAL RETURN (%)(b)...........................      .97      1.97      3.73      9.77     4.67      2.02
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)....  $38,427   $41,644   $16,294   $ 1,709   $  672   $   801
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)...............     1.63      1.56      1.52      1.52     1.64      1.72
     Operating expenses, gross................     1.66      1.72      1.70      1.66     1.66      1.72
     Net investment income (loss)(d)..........     1.00      1.63      3.08      4.72     5.01      4.41
  Portfolio turnover rate (%)(b)..............   131.57    187.92    163.86    260.94    92.31    177.08


  *   For the ten months ended October 31, 2000.
  **  For the period March 3, 1999 (commencement of sale) to December 31, 1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

TAX EXEMPT BOND FUND--CLASS C SHARES


                                                          FISCAL YEAR ENDED OCTOBER 31,
                                                   -------------------------------------------
                                                    2004      2003     2002     2001    2000*    1999**
                                                   -------   ------   ------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $ 21.99   $21.94   $21.76   $20.83   $20.45   $ 21.38
                                                   -------   ------   ------   ------   ------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)................      .53      .58      .60      .68      .59       .45
  Net realized and unrealized gain (loss)........      .04      .07      .22      .95      .32      (.84)
                                                   -------   ------   ------   ------   ------   -------
     Total income from operations................      .57      .65      .82     1.63      .91      (.39)
                                                   -------   ------   ------   ------   ------   -------
DISTRIBUTIONS
  From net investment income.....................     (.53)    (.60)    (.64)    (.70)    (.53)     (.54)
                                                   -------   ------   ------   ------   ------   -------
NET ASSET VALUE, END OF PERIOD...................  $ 22.03   $21.99   $21.94   $21.76   $20.83   $ 20.45
                                                   =======   ======   ======   ======   ======   =======
TOTAL RETURN (%)(b)..............................     2.62     2.98     3.84     7.95     4.53     (1.82)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).......  $10,611   $8,701   $7,179   $2,248   $  780   $   474
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..................     1.53     1.56     1.56     1.53     1.64      1.57
     Operating expenses, gross...................     1.53     1.56     1.56     1.53     1.64      1.57
     Net investment income (loss)(d).............     2.39     2.62     2.82     3.18     3.48      3.12
  Portfolio turnover rate (%)(b).................    36.68    37.46    39.83    31.16    38.16    119.34


  *   For the ten months ended October 31, 2000.
  **  For the period March 29, 1999 (commencement of sale) to December 31, 1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Funds can also be found at www.Russell.com.

                            DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     Institutional Capital Corporation, 225 W. Wacker Drive, Suite 2400,
       Chicago, IL 60606.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO
       80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
       30326-3248.

     Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite
       1080, Wayne, PA 19087.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
       10019.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

                            QUANTITATIVE EQUITY FUND

     Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
       Philadelphia, PA 19102.


     Franklin Portfolio Associates, LLC, One Boston Place, 29th Floor, Boston,
       MA 02108.



     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.


     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

                           TAX-MANAGED LARGE CAP FUND

     Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the
       Stars, 2nd Floor, Los Angeles, CA 90067-4216.

     John A. Levin & Co., Inc., One Rockefeller Plaza, 25th Floor, New York, NY
       10020.

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
       York, NY 10036.

     Sands Capital Management, Inc., 1001 - 19th Street North, Suite 1450,
       Arlington, VA 22209.

                              SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
       10022-6067.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.

     Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA
       19312-2412.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.


     Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 2900,
       San Diego, CA 92101.


     Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 1000, Santa
       Monica, CA 90401-1190.


     TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New
       York, NY 10036-9998.


                        TAX-MANAGED MID & SMALL CAP FUND

     Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA
       19312-2412.

     Netols Asset Management, Inc., 1045 West Glen Oaks Lane Suite 201, Mequon,
       WI 53092.

     Parametric Portfolio Associates LLC, 1151 Fairview Avenue North, Seattle,
       WA 98109-4418.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

     Westcap Investors, LLC, 11111 Santa Monica Blvd., Suite 820, Los Angeles,
       CA 90025.

                               SELECT GROWTH FUND

     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San
       Mateo, CA 94402.


     Transamerica Investment Management, LLC, 4600 South Syracuse Street, Suite
       1100, Denver, CO 80237.


     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

                               SELECT VALUE FUND

     DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
       FL 32801.

     Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Netols Asset Management, Inc., 1045 W. Glen Oaks Lane, Mequon, WI 53092.

     Systematic Financial Management, L.P., 300 Frank W. Burr Boulevard,
       Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.

                          REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
       Lane, 16th Floor, Boston, MA 02210-2021.


     Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500,
       Chicago, IL 60606.


     INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
       Floor, Chicago IL 60611-1901.

                         INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
       10022.

     Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT
       06830-6378.

     Capital International, Inc., 11100 Santa Monica Blvd., 15th Floor, Los
       Angeles, CA 90025-3384.

     Fidelity Management & Research Company, 82 Devonshire Street, Mail Zone
       - V5B, Boston, MA 02109-3614.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
       Wilmington, DE 19801-1165.

     Mondrian Investment Partners Limited, 80 Cheapside, 3rd Floor, London EC2V
       6EE England.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.

     The Boston Company Asset Management, LLC, Mellon Financial Center One
       Boston Place, 14th Floor, Boston, MA 02108-4408.

                             EMERGING MARKETS FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
       Cambridge MA 02138.

     Genesis Asset Managers, LLP, P.O. Box 466 Barclays Court, Les Echelons, St.
       Peter Port, Guernsey, GY1 6AW Channel Islands.

     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

     Wells Capital Management Inc., 525 Market Street, 10th Floor, San
       Francisco, CA 94105.

                             DIVERSIFIED BOND FUND


     Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.


     Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive,
       Suite 2100, Chicago, IL 60606.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.


     Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA
       91101.


                            MULTISTRATEGY BOND FUND

     Bear Stearns Asset Management Inc. ("Bear Stearns"), 383 Madison Avenue,
       New York, NY10179.

     Delaware Management Company, a series of Delaware Management Business
       Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.

     Morgan Stanley Investment Management Inc., One Tower Bridge, 100 Front
       Street, Suite 1100, West Conshohocken, PA 19428-2881.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

                            SHORT DURATION BOND FUND

     Merganser Capital Management L.P., 99 High Street, Boston, MA 02110-2320.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

     STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA
       93013.

                              TAX EXEMPT BOND FUND

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Standish Mellon Asset Management Company LLC, One Boston Place, Boston, MA
       02108-4408.

     WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495

The Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at www.russell.com.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   CLASS C SHARES:
   Diversified Equity Fund
   Quantitative Equity Fund
   Tax-Managed Large Cap Fund
   Special Growth Fund
   Tax-Managed Mid & Small Cap Fund
   Select Growth Fund
   Select Value Fund
   Real Estate Securities Fund
   International Securities Fund
   Emerging Markets Fund
   Diversified Bond Fund
   Multistrategy Bond Fund
   Short Duration Bond Fund
   Tax Exempt Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
(RUSSELL LOGO)                                                  36-08-056 (0305)

RUSSELL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS

PROSPECTUS
CLASS E AND S SHARES:
DIVERSIFIED EQUITY FUND
QUANTITATIVE EQUITY FUND
TAX-MANAGED LARGE CAP FUND
SPECIAL GROWTH FUND
TAX-MANAGED MID & SMALL CAP FUND
SELECT GROWTH FUND
SELECT VALUE FUND
REAL ESTATE SECURITIES FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
SHORT DURATION BOND FUND (formerly Short Term Bond Fund)
TAX EXEMPT BOND FUND

MARCH 1, 2005

909 A STREET, TACOMA, WA 98402 o 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                  (RUSSELL LOGO)

                               TABLE OF CONTENTS


Risk/Return Summary........................................................     1
  Investment Objective, Principal Investment Strategies and Principal
     Risks.................................................................     1
  Performance..............................................................    13
  Fees and Expenses........................................................    28
The Purpose of the Funds--Multi-Style, Multi-Manager Diversification.......    31
Management of the Funds....................................................    32
The Money Managers.........................................................    33
Investment Objective and Investment Strategies.............................    35
Risks......................................................................    53
Portfolio Turnover.........................................................    60
Portfolio Disclosure.......................................................    61
Dividends and Distributions................................................    61
Taxes......................................................................    61
How Net Asset Value is Determined..........................................    63
Distribution and Shareholder Servicing Arrangements and Payments to
  Financial Intermediaries.................................................    64
How to Purchase Shares.....................................................    65
Exchange Privilege.........................................................    66
Right to Reject or Restrict Purchase and Exchange Orders...................    66
How to Redeem Shares.......................................................    69
Payment of Redemption Proceeds.............................................    69
Other Information About Share Transactions.................................    70
Financial Highlights.......................................................    72
Money Manager Information..................................................   100

                              RISK/RETURN SUMMARY

   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

DIVERSIFIED EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Diversified Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

QUANTITATIVE EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.


         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

       PRINCIPAL RISKS


         An investment in the Quantitative Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a Market-Oriented Style of security selection and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Market-Oriented Style of investing is subject to the risks associated with growth or value stocks, such as minimal dividends or stocks which turn out not to be undervalued. Please refer to the "Risks" section later in this Prospectus for further details.


TAX-MANAGED LARGE CAP FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth on an after-tax basis.

       PRINCIPAL INVESTMENT STRATEGIES

         The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500 Index.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to realize returns as capital gains and not as investment income under US tax laws. The Fund also attempts to manage its realization of capital gains and to offset such realization of capital gains with capital losses where the money managers believe it is appropriate.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Tax-Managed Large Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities and using a multi-manager approach. The Fund's tax-managed strategy may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed, and at times, it may be impossible for the Fund to implement the tax-managed strategy. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

SPECIAL GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Special Growth Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED MID & SMALL CAP FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth on an after tax basis.

       PRINCIPAL INVESTMENT STRATEGIES

         The Tax-Managed Mid & Small Cap Fund invests primarily in equity securities of small and medium capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to realize returns as capital gains and not as investment income under US tax laws. The Fund also attempts to manage its realization of capital gains and offset such realization of capital gains with capital losses where the money manager believes it is appropriate.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Tax-Managed Mid & Small Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies and using a multi-manager approach. The Fund's tax-managed strategy may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed, and at times, it may be impossible for the Fund to implement the tax-managed strategy. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Select Growth Fund invests primarily in large and medium capitalization stocks but generally invests 10-15% of its assets in small and micro capitalization stocks. Market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium, small and micro capitalization companies. The Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. The Fund generally defines small capitalization stocks as the stocks of the next 2000 largest companies in the US and micro capitalization stocks to be all stocks with a capitalization range of $300 million to $50 million. The Fund seeks to invest in stocks with above average growth rates and favorable earnings momentum.


         The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and earnings momentum. The managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, investing in securities of small and micro capitalization companies and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. These risks may be even more pronounced for micro capitalization companies as compared to small capitalization companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The Select Value Fund invests primarily in large and medium capitalization value stocks but also generally invests 5 to 15% of its assets in small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, investing in securities of small capitalization companies and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Investments in value stocks may never have their intrinsic values realized by the market or may turn out not to have been undervalued. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Real estate securities are also subject to the risks associated with direct ownership of real estate, such as declines in the value of real estate, changes in economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS


         An investment in the International Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, investing in depositary receipts and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with international securities. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.


EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS


         An investment in the Emerging Markets Fund, like any investment, has risks which may be higher than other types of investments due to the higher risks associated with emerging markets investments. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, investing in depositary receipts and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with international securities. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.


DIVERSIFIED BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Diversified Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, corporate debt securities, mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Corporate debt securities have a higher risk of default than fixed income securities issued or guaranteed by the US government. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

MULTISTRATEGY BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income, and as a secondary objective, capital appreciation.

       PRINCIPAL INVESTMENT STRATEGIES

         The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Multistrategy Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or "junk bonds", involve higher risks, higher volatility and higher risk of default than investment grade bonds. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.

         A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

         The Fund defines short duration as a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration.

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Short Duration Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or "junk bonds", involve higher risks, higher volatility and higher risk of default than investment grade bonds. Municipal obligations are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The value style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. Please refer to the "Risks" section later in this Prospectus for further details.

TAX EXEMPT BOND FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

       PRINCIPAL INVESTMENT STRATEGIES


         The Tax Exempt Bond Fund invests in investment-grade municipal debt obligations providing federal tax-exempt interest income. The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.


       PRINCIPAL RISKS


         An investment in the Tax Exempt Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal obligations and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Municipal obligations are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.


     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  PERFORMANCE

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of that Fund's operations). The return (both before and after tax) for the Class E of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of the Class E Shares. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class S Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Securities Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.


     The returns shown for the Class E Shares first issued prior to May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued, which is identified below, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees. Returns for periods prior to the date that each Fund (other than the Select Growth and Select Value Funds) first issued its Class E Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. The following Funds commenced operations of their Class E Shares on the following dates: the Diversified Equity Fund--May 27, 1997; the Quantitative Equity, Special Growth, International Securities, Real Estate Securities and Diversified Bond Funds--November 4, 1996; the Multistrategy Bond Fund--September 11, 1998; the Emerging Markets Fund--September 22, 1998; the Short Duration Bond Fund--February 18, 1999; the Tax Exempt Bond Fund--May 14, 1999; the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds--December 6, 2000. The Select Growth and Select Value Funds commenced operations on January 31, 2001.


     For periods prior to April 1, 1995, performance results for the Emerging Markets and Short Duration Bond Funds do not reflect deduction of investment management fees.

     Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                            DIVERSIFIED EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                        DIVERSIFIED EQUITY FUND
                                                                        -----------------------
1995                                                                             35.17%
1996                                                                             23.29%
1997                                                                             31.32%
1998                                                                             25.18%
1999                                                                             18.23%
2000                                                                            -10.99%
2001                                                                            -14.84%
2002                                                                            -22.27%
2003                                                                             28.30%
2004                                                                             11.23%


                               BEST QUARTER:  22.46% (4Q/98)


                               WORST QUARTER:  (16.74)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  10.96%       (3.65)%        10.27%

Return Before Taxes, Class S.................  11.23%       (3.40)%        10.53%

Return After Taxes on Distributions, Class
  S..........................................  10.97%       (3.76)%         8.23%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................   7.29%       (3.05)%         7.99%

Russell 1000(R) Index........................  11.40%       (1.76)%        12.16%

                            QUANTITATIVE EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                       QUANTITATIVE EQUITY FUND
                                                                       ------------------------
1995                                                                             37.69%
1996                                                                             23.08%
1997                                                                             32.70%
1998                                                                             24.82%
1999                                                                             21.37%
2000                                                                             -7.34%
2001                                                                            -10.58%
2002                                                                            -23.10%
2003                                                                             29.26%
2004                                                                             10.72%


                               BEST QUARTER:  22.58% (4Q/98)


                               WORST QUARTER:  (17.36)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  10.45%       (2.10)%        11.67%

Return Before Taxes, Class S.................  10.72%       (1.83)%        11.99%

Return After Taxes on Distributions, Class
  S..........................................  10.39%       (2.30)%         9.72%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................   6.96%       (1.77)%         9.36%

Russell 1000(R) Index........................  11.40%       (1.76)%        12.16%

                           TAX-MANAGED LARGE CAP FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                      TAX-MANAGED LARGE CAP FUND
                                                                      --------------------------
1997                                                                             31.73%
1998                                                                             32.08%
1999                                                                             16.57%
2000                                                                             -8.53%
2001                                                                            -10.59%
2002                                                                            -25.26%
2003                                                                             28.46%
2004                                                                             12.60%


                               BEST QUARTER:  23.71% (4Q/98)


                               WORST QUARTER:  (17.77)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class E.................  12.26%       (2.63)%         8.03%

Return Before Taxes, Class S.................  12.60%       (2.43)%         8.16%

Return After Taxes on Distributions, Class
  S..........................................  12.20%       (2.68)%         7.90%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................   8.19%       (2.20)%         7.01%

S&P 500 Index................................  10.86%       (2.31)%         8.52%


*   The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

                              SPECIAL GROWTH FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                          SPECIAL GROWTH FUND
                                                                          -------------------
1995                                                                             28.52%
1996                                                                             18.65%
1997                                                                             28.77%
1998                                                                              0.42%
1999                                                                             21.45%
2000                                                                              9.18%
2001                                                                             -2.32%
2002                                                                            -19.23%
2003                                                                             46.27%
2004                                                                             14.12%


                               BEST QUARTER:  22.42% (2Q/03)


                               WORST QUARTER:  (21.97)% (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  13.85%        7.25%         12.85%

Return Before Taxes, Class S.................  14.12%        7.53%         13.15%

Return After Taxes on Distributions, Class
  S..........................................  11.23%        6.00%         10.76%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  10.74%        5.80%         10.32%

Russell 2500(TM) Index.......................  18.29%        8.35%         13.75%

Russell 2000(R) Index........................  18.33%        6.61%         11.53%

                        TAX-MANAGED MID & SMALL CAP FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                   TAX-MANAGED MID & SMALL CAP FUND
                                                                   --------------------------------
2000                                                                             -6.36%
2001                                                                            -10.87%
2002                                                                            -17.45%
2003                                                                             37.26%
2004                                                                             16.98%


                               BEST QUARTER:  17.67% (2Q/03)


                               WORST QUARTER:  (18.32)% (3Q/01)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class E.................  16.70%        1.83%           3.22%

Return Before Taxes, Class S.................  16.98%        2.04%           3.43%

Return After Taxes on Distributions, Class
  S..........................................  16.98%        2.02%           3.41%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  11.04%        1.73%           2.93%

Russell 2500(TM) Index.......................  18.29%        8.35%          10.42%

Russell Small Cap Completeness(TM) Index**...  17.86%        1.78%           4.30%


*   The Tax-Managed Mid & Small Cap Fund commenced operations on December 1,
    1999.
** The Russell Small Cap Completeness Index(TM) is made up of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.

                               SELECT GROWTH FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                          SELECT GROWTH FUND
                                                                          ------------------
2002                                                                            -30.21%
2003                                                                             39.85%
2004                                                                              6.44%


                               BEST QUARTER:  18.54% (4Q/01)


                               WORST QUARTER:  (22.48)% (3Q/01)



AVERAGE ANNUAL TOTAL RETURNS                                  SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       INCEPTION*
---------------------------------------        ------       ----------

Return Before Taxes, Class E.................  6.08%         (6.52)%

Return Before Taxes, Class S.................  6.44%         (6.24)%

Return After Taxes on Distributions, Class
  S..........................................  6.44%         (6.24)%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  4.19%         (5.22)%

Russell 1000(R) Growth Index.................  6.30%         (7.39)%


*   The Select Growth Fund commenced operations on January 31, 2001.

                               SELECT VALUE FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                           SELECT VALUE FUND
                                                                           -----------------
2002                                                                            -18.81%
2003                                                                             32.50%
2004                                                                             16.08%


                               BEST QUARTER:  16.81% (2Q/03)


                               WORST QUARTER:  (17.49)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                  SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       INCEPTION*
---------------------------------------        ------       ----------

Return Before Taxes, Class E.................  15.78%         3.68%

Return Before Taxes, Class S.................  16.08%         3.96%

Return After Taxes on Distributions, Class
  S..........................................  15.71%         3.58%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  10.45%         3.14%

Russell 1000(R) Value Index..................  16.49%         4.84%


*   The Select Value Fund commenced operations on January 31, 2001.

                          REAL ESTATE SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                      REAL ESTATE SECURITIES FUND
                                                                      ---------------------------
1995                                                                             10.87%
1996                                                                             36.81%
1997                                                                             18.99%
1998                                                                            -15.94%
1999                                                                              0.54%
2000                                                                             29.36%
2001                                                                              7.68%
2002                                                                              3.31%
2003                                                                             37.28%
2004                                                                             35.13%


                               BEST QUARTER:  18.83% (4Q/96)


                               WORST QUARTER:  (10.26)% (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS        10 YEARS
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class E.................  34.82%       21.37%          14.75%

Return Before Taxes, Class S.................  35.13%       21.67%          15.06%

Return After Taxes on Distributions, Class
  S..........................................  31.55%       19.23%          12.27%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  24.33%       17.64%          11.53%

NAREIT Equity REIT Index.....................  31.57%       21.95%          14.81%

                         INTERNATIONAL SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                     INTERNATIONAL SECURITIES FUND
                                                                     -----------------------------
1995                                                                             10.20%
1996                                                                              7.63%
1997                                                                              0.26%
1998                                                                             12.90%
1999                                                                             30.52%
2000                                                                            -11.43%
2001                                                                            -21.98%
2002                                                                            -15.94%
2003                                                                             38.12%
2004                                                                             16.94%


                               BEST QUARTER:  20.26% (2Q/03)


                               WORST QUARTER:  (20.48)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  16.65%       (1.51)%        4.82%

Return Before Taxes, Class S.................  16.94%       (1.27)%        5.09%

Return After Taxes on Distributions, Class
  S..........................................  16.43%       (1.90)%        4.15%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  11.15%       (1.35)%        3.98%

MSCI EAFE Index..............................  20.70%       (0.80)%        5.94%

                             EMERGING MARKETS FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                         EMERGING MARKETS FUND
                                                                         ---------------------
1995                                                                             -8.21%
1996                                                                             12.26%
1997                                                                             -3.45%
1998                                                                            -27.57%
1999                                                                             49.03%
2000                                                                            -30.76%
2001                                                                             -3.38%
2002                                                                             -7.51%
2003                                                                             58.19%
2004                                                                             27.89%


                               BEST QUARTER:  27.94% (4Q/99)


                               WORST QUARTER:  (22.05)% (3Q/01)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  27.61%        4.40%         2.88%

Return Before Taxes, Class S.................  27.89%        4.59%         3.00%

Return After Taxes on Distributions, Class
  S..........................................  27.83%        4.39%         2.76%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  18.52%        3.87%         2.47%

MSCI Emerging Markets Index..................  25.95%        4.62%         3.30%

                             DIVERSIFIED BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                         DIVERSIFIED BOND FUND
                                                                         ---------------------
1995                                                                             17.76%
1996                                                                              3.43%
1997                                                                              9.09%
1998                                                                              8.09%
1999                                                                             -1.26%
2000                                                                             11.30%
2001                                                                              8.03%
2002                                                                              9.23%
2003                                                                              3.79%
2004                                                                              4.12%


                               BEST QUARTER:  5.80% (2Q/95)


                               WORST QUARTER:  (2.28%) (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  3.81%         6.99%         6.96%

Return Before Taxes, Class S.................  4.12%         7.25%         7.24%

Return After Taxes on Distributions, Class
  S..........................................  3.04%         5.22%         4.83%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  2.77%         4.98%         4.72%

Lehman Brothers Aggregate Bond Index.........  4.34%         7.71%         7.72%



30-DAY YIELDS AS OF DECEMBER 31, 2004
-------------------------------------

Class E......................................  2.65%

Class S......................................  2.89%



     To obtain current yield information, please call 1-800-787-7354.

                            MULTISTRATEGY BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                        MULTISTRATEGY BOND FUND
                                                                        -----------------------
1995                                                                             17.92%
1996                                                                              4.97%
1997                                                                              9.50%
1998                                                                              6.79%
1999                                                                             -0.81%
2000                                                                              9.77%
2001                                                                              7.58%
2002                                                                              8.70%
2003                                                                              6.69%
2004                                                                              4.64%


                               BEST QUARTER:  6.23% (2Q/95)


                               WORST QUARTER:  (2.00)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  4.40%         7.19%         7.30%

Return Before Taxes, Class S.................  4.64%         7.45%         7.48%

Return After Taxes on Distributions, Class
  S..........................................  3.39%         5.43%         5.06%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  3.12%         5.14%         4.91%

Lehman Brothers Aggregate Bond Index.........  4.34%         7.71%         7.72%



30-DAY YIELDS AS OF DECEMBER 31, 2004
-------------------------------------

Class E......................................  3.10%

Class S......................................  3.35%


     To obtain current yield information, please call 1-800-787-7354.

                            SHORT DURATION BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                       SHORT DURATION BOND FUND
                                                                       ------------------------
1995                                                                             9.95%
1996                                                                             4.76%
1997                                                                             6.02%
1998                                                                             6.09%
1999                                                                             3.03%
2000                                                                             7.63%
2001                                                                             8.30%
2002                                                                             6.31%
2003                                                                             2.45%
2004                                                                             1.22%


                               BEST QUARTER:  3.16% (3Q/01)


                               WORST QUARTER:  (1.08)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  0.97%         4.87%         5.38%

Return Before Taxes, Class S.................  1.22%         5.14%         5.54%

Return After Taxes on Distributions, Class
  S..........................................  0.53%         3.53%         3.55%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  0.80%         3.39%         3.48%

Merrill Lynch 1-2.99 Years Treasury Index....  0.91%         4.93%         5.71%



  30-DAY YIELDS AS OF DECEMBER 31, 2004
  -------------------------------------

  Class E......................................  3.04%

  Class S......................................  3.29%


     To obtain current yield information, please call 1-800-787-7354.

                              TAX EXEMPT BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                         TAX EXEMPT BOND FUND
                                                                         --------------------
1995                                                                              7.81%
1996                                                                              3.07%
1997                                                                              4.92%
1998                                                                              4.82%
1999                                                                             -0.52%
2000                                                                              7.77%
2001                                                                              5.02%
2002                                                                              8.04%
2003                                                                              3.61%
2004                                                                              2.56%


                               BEST QUARTER:  3.65% (3Q/02)


                               WORST QUARTER:  (1.96)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004*       1 YEAR       5 YEARS       10 YEAR
----------------------------------------       ------       -------       -------

Return Before Taxes, Class E.................  2.26%         5.10%         4.53%

Return Before Taxes, Class S.................  2.56%         5.37%         4.67%

Return After Taxes on Distributions, Class
  S..........................................  2.56%         5.37%         4.67%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  2.81%         5.18%         4.59%

Lehman Brothers Municipal 1-10 Year Index....  2.92%         5.91%         6.06%



  YIELDS AS OF DECEMBER 31, 2004
  ------------------------------

  30-DAY YIELD

  Class E......................................  2.95%

  Class S......................................  3.20%

  30-DAY TAX EQUIVALENT YIELD

  Class E......................................  4.54%

  Class S......................................  4.92%


* The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.

     To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          MAXIMUM SALES
                                          MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                                          CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                                           IMPOSED ON      REINVESTED         CHARGE       REDEMPTION   EXCHANGE
                                            PURCHASES       DIVIDENDS         (LOAD)         FEES*        FEES
                                          -------------   -------------   --------------   ----------   --------
All Funds, Classes E and S..............      None            None             None           None        None


* Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                      OTHER EXPENSES
                                                        (INCLUDING
                                                      ADMINISTRATIVE    TOTAL GROSS                      TOTAL NET
                                                         FEES AND       ANNUAL FUND   FEE WAIVERS AND   ANNUAL FUND
                                           ADVISORY     SHAREHOLDER      OPERATING        EXPENSE        OPERATING
                                             FEE      SERVICING FEES)    EXPENSES     REIMBURSEMENTS     EXPENSES
                                           --------   ---------------   -----------   ---------------   -----------
CLASS E SHARES*
  Diversified Equity**...................   0.73%          0.52%           1.25%           0.00%           1.25%
  Quantitative Equity....................   0.73%          0.51%           1.24%           0.00%           1.24%
  Tax-Managed Large Cap..................   0.70%          0.47%           1.17%           0.00%           1.17%
  Special Growth.........................   0.90%          0.64%           1.54%           0.00%           1.54%
  Tax-Managed Mid & Small Cap#...........   0.98%          0.61%           1.59%          (0.09)%          1.50%
  Select Growth#.........................   0.80%          0.74%           1.54%          (0.18)%          1.36%
  Select Value#..........................   0.70%          0.69%           1.39%           0.00%           1.39%
  Real Estate Securities.................   0.80%          0.56%           1.36%           0.00%           1.36%
  International Securities...............   0.90%          0.64%           1.54%           0.00%           1.54%
  Emerging Markets**.....................   1.15%          0.97%           2.12%           0.00%           2.12%
  Diversified Bond.......................   0.40%          0.51%           0.91%           0.00%           0.91%
  Multistrategy Bond.....................   0.60%          0.54%           1.14%           0.00%           1.14%
  Short Duration Bond**..................   0.45%          0.46%           0.91%           0.00%           0.91%
  Tax Exempt Bond........................   0.30%          0.48%           0.78%           0.00%           0.78%

CLASS S SHARES
  Diversified Equity**...................   0.73%          0.27%           1.00%           0.00%           1.00%
  Quantitative Equity....................   0.73%          0.26%           0.99%           0.00%           0.99%
  Tax-Managed Large Cap..................   0.70%          0.22%           0.92%           0.00%           0.92%
  Special Growth.........................   0.90%          0.39%           1.29%           0.00%           1.29%
  Tax-Managed Mid & Small Cap#...........   0.98%          0.36%           1.34%          (0.09)%          1.25%
  Select Growth#.........................   0.80%          0.47%           1.27%          (0.18)%          1.09%
  Select Value#..........................   0.70%          0.40%           1.10%           0.00%           1.10%
  Real Estate Securities.................   0.80%          0.31%           1.11%           0.00%           1.11%
  International Securities...............   0.90%          0.39%           1.29%           0.00%           1.29%
  Emerging Markets**.....................   1.15%          0.72%           1.87%           0.00%           1.87%
  Diversified Bond.......................   0.40%          0.26%           0.66%           0.00%           0.66%
  Multistrategy Bond.....................   0.60%          0.29%           0.89%           0.00%           0.89%
  Short Duration Bond**..................   0.45%          0.21%           0.66%           0.00%           0.66%
  Tax Exempt Bond........................   0.30%          0.23%           0.53%           0.00%           0.53%

* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.


** "Fee Waivers and Expense Reimbursements" have been restated to reflect fee waivers and expense reimbursements not expected to be paid during the fiscal year ending October 31, 2005.



# For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include 12b-1 fees or shareholder servicing fees.


    For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class E and Class S exceed 1.40% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class E and Class S to 1.40% and 1.15%, respectively.

    For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class E and Class S exceed 1.40% and .15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class E and Class S to 1.40% and 1.15%, respectively.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds (except the Tax Exempt Bond Fund which invests its cash reserves and collateral in the Tax Free Money Market Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in FRIC's Money Market Fund and Tax Free Money Market Fund are 0.10% (net of fee waivers and reimbursements) and 0.25%, respectively.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2006. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
CLASS E SHARES
  Diversified Equity Fund...................................   $127     $396      $686      $1,511
  Quantitative Equity Fund..................................    126      393       680       1,500
  Tax-Managed Large Cap Fund................................    119      372       644       1,420
  Special Growth Fund.......................................    157      487       839       1,835
  Tax-Managed Mid & Small Cap Fund..........................    153      493       857       1,882
  Select Growth Fund........................................    138      468       822       1,818
  Select Value Fund.........................................    142      441       761       1,669
  Real Estate Securities Fund...............................    138      431       745       1,636
  International Securities Fund.............................    157      487       839       1,835
  Emerging Markets Fund.....................................    215      664     1,139       2,452
  Diversified Bond Fund.....................................     93      291       505       1,120
  Multistrategy Bond Fund...................................    116      362       627       1,384
  Short Duration Bond Fund..................................     93      291       505       1,120
  Tax Exempt Bond Fund......................................     80      250       434         967

CLASS S SHARES
  Diversified Equity Fund...................................   $102     $318      $552      $1,224
  Quantitative Equity Fund..................................    101      315       547       1,213
  Tax-Managed Large Cap Fund................................     94      294       510       1,132
  Special Growth Fund.......................................    131      408       707       1,556
  Tax-Managed Mid & Small Cap Fund..........................    127      416       726       1,605
  Select Growth Fund........................................    111      384       679       1,517
  Select Value Fund.........................................    112      350       607       1,341
  Real Estate Securities Fund...............................    113      353       612       1,353
  International Securities Fund.............................    131      408       707       1,556
  Emerging Markets Fund.....................................    190      588     1,011       2,192
  Diversified Bond Fund.....................................     67      210       367         822
  Multistrategy Bond Fund...................................     91      284       493       1,096
  Short Duration Bond Fund..................................     67      210       367         822
  Tax Exempt Bond Fund......................................     54      170       297         665

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain banks (including bank trust departments), registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

     Three functions form the core of Russell's consulting services:

     - Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     - Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     - Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.


     The FRIC Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.


     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

                            MANAGEMENT OF THE FUNDS


     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers as more fully described below. Each of the Fund's money managers makes investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

     FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo develops the investment programs for each Fund, selects, subject to approval of the Funds' Board, money managers for the Funds, allocates Fund assets among the money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manager to another.

     FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds (the "FRIMCo Managers") are:


     - Bruce A. Eidelson, Portfolio Manager since 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.


     - Robert E. Hall, Portfolio Manager since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo. Mr. Hall has primary responsibility for the management of the Emerging Markets Fund.


     - Jeffrey T. Hussey, Head of US Fixed Income since March 2003. Mr. Hussey has also been a Portfolio Manager since 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst. Mr. Hussey has primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.


     - Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.


     - Jill F. Johnson, Portfolio Manager since May 2004 and Senior Investment Officer since March 2000. From 1995 to 2000, Ms. Johnson was the Principal of JF Johnson Consulting in Seattle and Los Angeles. Ms. Johnson has primary responsibility for the management of the Equity Aggressive Strategy, Aggressive

       Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Tax-Managed Global Equity Funds.


     - James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

     - Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. From 1993 to 1999 he was Director of Equity Research. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

     - Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Equity II and Special Growth Funds.

     - Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff has primary responsibility for the management of the Short Duration Bond and Tax Exempt Bond Funds.


     - Stephen W. Skatrud, Portfolio Manager since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. Mr. Skatrud has primary responsibility for the management of the Select Growth, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


     - Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

     Please see the Funds' Statement of Additional Information for additional information about the FRIMCo Managers' compensation, other accounts managed by the FRIMCo Managers and the FRIMCo Managers' ownership of securities in the Funds.


     In the last fiscal year, the aggregate annual rate of advisory and administrative fees, paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Diversified Equity Fund, 0.77%; Quantitative Equity Fund, 0.78%; Tax-Managed Large Cap Fund, 0.75%; Special Growth Fund, 0.95%; Tax-Managed Mid & Small Cap Fund, 0.94%; Select Growth Fund, 0.67%; Select Value Fund, 0.75%; Real Estate Securities Fund, 0.85%; International Securities Fund, 0.95%; Emerging Markets Fund, 1.16%; Diversified Bond Fund, 0.45%; Multistrategy Bond Fund, 0.65%; Short Duration Bond Fund, 0.47%; and Tax Exempt Bond Fund, 0.35%. Of these aggregate amounts 0.05% is attributable to administrative services.


     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending April 30, 2005.

                               THE MONEY MANAGERS


     Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


     Each money manager has complete discretion to select portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                 INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

DIVERSIFIED EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES

         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

QUANTITATIVE EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. The Fund emphasizes stocks that are deemed attractive based upon the quantitative models and factors that the managers' research has found to be predictive of positive excess returns over the long term and may include both growth and value securities.


         Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities it believes most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

         The Fund's money managers typically use a variety of quantitative models and techniques to rank the relative attractiveness of the securities. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES

         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

TAX-MANAGED LARGE CAP FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth on an after-tax basis.

       PRINCIPAL INVESTMENT STRATEGIES


         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in large capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. On December 31, 2004, the market capitalization of the US companies in the S&P 500 Index ranged from approximately $385 billion to $749 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another.

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.



         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis.


         The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

         The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

         The Fund intends to manage its taxable distributions to shareholders in two ways:

            - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

            - Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money managers believe it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.

         If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

         The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

         When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the

         Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SPECIAL GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $4 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES

         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

TAX-MANAGED MID & SMALL CAP FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth on an after-tax basis.

       PRINCIPAL INVESTMENT STRATEGIES

         The Tax-Managed Mid & Small Cap Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in medium and small capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $68.7 billion to $177.9 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis.


         The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

         The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

         The Fund intends to manage its taxable distributions to shareholders in two ways:

            - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

            - Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money managers believe it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

         If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

         The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

         When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES

         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SELECT GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Select Growth Fund invests primarily in large and medium capitalization stocks but generally invests 10-15% of its assets in small and micro capitalization stocks. Market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium, small and micro capitalization companies. The Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The Fund generally defines small capitalization stocks as the stocks of the next 2000 largest companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $1.5 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Generally, the Fund considers micro capitalization stocks to be all stocks with a capitalization range of $300 million to $50 million. The Fund seeks to invest in stocks with above average growth rates and favorable earnings momentum.


         The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and earnings momentum. The managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SELECT VALUE FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The Select Value Fund invests primarily in large and medium capitalization value stocks but also generally invests 5 to 15% of its assets in small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The Fund generally defines small capitalization stocks as the stocks of the next 2000 largest companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $1.5 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund invests in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund intends to be fully invested at all times.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

INTERNATIONAL SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.


         The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the

         Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


         The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.


         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

         The Fund invests in common stocks, and to a limited extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

         Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         From time to time, the Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction. The Fund may also occasionally invest in rights, warrants and convertible fixed-income securities.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

DIVERSIFIED BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

MULTISTRATEGY BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income, and as a secondary objective, capital appreciation.

       PRINCIPAL INVESTMENT STRATEGIES

         The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund defines short duration as a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

         The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

TAX EXEMPT BOND FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

       PRINCIPAL INVESTMENT STRATEGIES


         The Tax Exempt Bond Fund invests in investment-grade municipal debt obligations providing federal tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the US and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax. This fundamental policy can only be changed by a vote of the shareholders of the Fund. The 80% investment requirement applies at the time the Fund invests its assets.



         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was
         4.6 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following tables describe types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

                                PRINCIPAL RISKS


        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
MULTI-MANAGER APPROACH                 The investment styles employed by a Fund's money  All Funds managers may not be complementary. The interplay
                                       of the various strategies employed by a Fund's
                                       multiple money managers may result in a Fund
                                       holding a concentration of certain types of
                                       securities. This concentration may be beneficial
                                       or detrimental to a Fund's performance depending
                                       upon the performance of those securities and the
                                       overall economic environment. The money managers
                                       selected for a Fund may underperform the market
                                       generally or other money managers that could
                                       have been selected for that Fund. The
                                       multi-manager approach could increase a Fund's
                                       portfolio turnover rates, realization of capital
                                       gains or losses, brokerage commissions and other
                                       transaction costs.

TAX-SENSITIVE MANAGEMENT               A Fund's tax-managed equity investment strategy   Tax-Managed Large Cap
                                       may provide a lower return before consideration   Tax-Managed Mid & Small Cap
                                       of federal income tax consequences than other
                                       mutual funds that are not tax-managed. A
                                       tax-sensitive investment strategy involves
                                       active management and a Fund may, at times, take
                                       steps to postpone the realization of capital
                                       gains that other mutual funds that are not
                                       tax-managed may not. This may lead to a
                                       difference in pre-tax returns. At times, it may
                                       also be impossible to implement the tax-managed
                                       strategy if, for example, a Fund does not have
                                       any capital losses to offset capital gains.

     - Use of Multi-Managers in a      A tax-managed Fund which also uses a              Tax-Managed Large Cap
       Tax-Sensitive Fund              multi-manager approach is subject to unique       Tax-Managed Mid & Small Cap
                                       risks. Money managers with distinct and
                                       different investment approaches are selected in
                                       an attempt to reduce overlap in holdings across
                                       money managers and reduce the instance of wash
                                       sales. However, if this does not occur, the
                                       ability of the Fund to achieve its investment
                                       objective may be impacted.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Large Redemptions and Long      If large shareholder redemptions occur            Tax-Managed Large Cap
       Portfolio Holding Periods in a  unexpectedly, a Fund could be required to sell    Tax-Managed Mid & Small Cap
       Tax-Sensitive Fund              portfolio securities resulting in its
                                       realization of net capital gains. If a Fund
                                       holds individual securities that have
                                       significantly appreciated over a long period of
                                       time it may be difficult for the Fund to sell
                                       them without realizing net capital gains. The
                                       realization of such capital gains could prevent
                                       the Fund from meeting its investment objective.

EQUITY SECURITIES

     - Common Stocks                   The value of common stocks will rise and fall in  Diversified Equity
                                       response to the activities of the company that    Special Growth
                                       issued the stock, general market conditions       Quantitative Equity
                                       and/or economic conditions. If an issuer is       International Securities
                                       liquidated or declares bankruptcy, the claims of  Emerging Markets
                                       owners of bonds will take precedence over the     Real Estate Securities
                                       claims of owners of common stocks.                Tax-Managed Large Cap
                                                                                         Tax-Managed Mid & Small Cap
                                                                                         Select Growth
                                                                                         Select Value

     - Value Stocks                    Investments in value stocks are subject to the    Diversified Equity
                                       risks of common stocks, as well as the risks      Special Growth
                                       that (i) their intrinsic values may never be      Tax-Managed Large Cap
                                       realized by the market or (ii) such stock may     International Securities
                                       turn out not to have been undervalued.            Emerging Markets
                                                                                         Select Value

     - Growth Stocks                   Investments in growth stocks are subject to the   Diversified Equity
                                       risks of common stocks. Growth company stocks     Special Growth
                                       generally provide minimal dividends which could   Tax-Managed Large Cap
                                       otherwise cushion stock prices in a market        International Securities
                                       decline. The value of growth company stocks may   Emerging Markets
                                       rise and fall significantly based, in part, on    Select Growth
                                       investors' perceptions of the company, rather
                                       than on fundamental analysis of the stocks.

     - Market-Oriented Investments     Market-oriented investments are subject to the    Diversified Equity
                                       risks of common stocks, as well as the risks      Special Growth
                                       associated with growth and value stocks.          Quantitative Equity
                                                                                         International Securities
                                                                                         Emerging Markets
                                                                                         Tax-Managed Large Cap
                                                                                         Tax-Managed Mid & Small Cap

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Securities of Small and Micro   Investments in securities of small                Special Growth (small-cap risk
       Capitalization Companies        capitalization companies are subject to the       only)
                                       risks of common stocks. Investments in small and  Tax-Managed Mid & Small Cap
                                       micro capitalization companies may involve        (small-cap risk only)
                                       greater risks because these companies generally   Select Growth (small- and
                                       have a limited track record. Small and micro      micro-cap risk)
                                       capitalization companies often have narrower      Select Value (small-cap risk
                                       markets, more limited managerial and financial    only)
                                       resources and a less diversified product
                                       offering than larger, more established
                                       companies. These risks may be even more
                                       pronounced for micro capitalization companies as
                                       compared to small capitalization companies.
                                       Micro capitalization company stocks are also
                                       more likely to suffer from significant
                                       diminished market liquidity. As a result of
                                       these factors, the performance of small and
                                       micro capitalization companies can be more
                                       volatile, which may increase the volatility of a
                                       Fund's portfolio.

     - Preferred Stocks                Investments in preferred stocks are subject to    Emerging Markets
                                       the risks of common stocks, as well as the risk   International Securities
                                       that interest rates will rise and make the fixed
                                       dividend feature, if any, less appealing to
                                       investors. Preferred stock does not usually have
                                       voting rights.

FIXED-INCOME SECURITIES                Prices of fixed-income securities rise and fall   Short Duration Bond
                                       in response to interest rate changes. Generally,  Diversified Bond when interest rates rise, prices of fixed-income  Multistrategy Bond
                                       securities fall. The longer the duration of the   Tax Exempt Bond
                                       security, the more sensitive the security is to
                                       this risk. A 1% increase in interest rates would
                                       reduce the value of a $100 note by approximately
                                       one dollar if it had a one-year duration. There
                                       is also a risk that fixed income securities will
                                       be downgraded in credit rating or go into
                                       default. Lower-rated bonds, and bonds with
                                       larger final maturities, generally have higher
                                       credit risks.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Non-Investment Grade            Although lower rated debt securities generally    Short Duration Bond
       Fixed-Income Securities ("Junk  offer a higher yield than higher rated debt       Multistrategy Bond
       Bonds")                         securities, they involve higher risks, higher
                                       volatility and higher risk of default than
                                       investment grade bonds. They are especially
                                       subject to:

                                            - Adverse changes in general economic
                                              conditions and in the industries in which
                                              their issuers are engaged,

                                            - Changes in the financial condition of
                                              their issuers and

                                            - Price fluctuations in response to changes
                                              in interest rates.

                                       As a result, issuers of lower rated debt
                                       securities are more likely than other issuers to
                                       miss principal and interest payments or to
                                       default which could result in a loss to a Fund.

     - Government Issued or            Bonds guaranteed by a government are subject to   Short Duration Bond
       Guaranteed Securities           inflation risk and price depreciation risk.       Diversified Bond
                                       Bonds issued by non-US governments are also       Multistrategy Bond
                                       subject to default risk. These risks could
                                       result in losses to a Fund.

INTERNATIONAL SECURITIES               A Fund's return and net asset value may be        International Securities
                                       significantly affected by political or economic   Emerging Markets
                                       conditions and regulatory requirements in a       Short Duration Bond
                                       particular country. Non-US markets, economies     Multistrategy Bond
                                       and political systems may be less stable than US  Diversified Bond markets, and changes in exchange rates of
                                       foreign currencies can affect the value of a
                                       Fund's foreign assets. Non-US laws and
                                       accounting standards typically are not as
                                       comprehensive as they are in the US and there
                                       may be less public information available about
                                       foreign companies. Non-US securities markets may
                                       be less liquid and have fewer transactions than
                                       US securities markets. Additionally,
                                       international markets may experience delays and
                                       disruptions in securities settlement procedures
                                       for a Fund's portfolio securities.

     - Non-US Debt Securities          A Fund's non-US debt securities are typically     Short Duration Bond
                                       obligations of sovereign governments and          Multistrategy Bond
                                       corporations. To the extent that a Fund invests   Diversified Bond
                                       a significant portion of its assets in a
                                       concentrated geographic area like Eastern Europe
                                       or Asia, the Fund will generally have more
                                       exposure to regional economic risks associated
                                       with foreign investments.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Emerging Market Countries       Investments in emerging or developing markets     Emerging Markets
                                       involve exposure to economic structures that are
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

     - Instruments of US and Foreign   Non-US corporations and banks issuing dollar      Short Duration Bond
       Banks and Branches and Foreign  denominated instruments in the US are not         Diversified Bond
       Corporations, Including Yankee  necessarily subject to the same regulatory        Multistrategy Bond
       Bonds                           requirements that apply to US corporations and
                                       banks, such as accounting, auditing and
                                       recordkeeping standards, the public availability
                                       of information and, for banks, reserve
                                       requirements, loan limitations and examinations.
                                       This complicates efforts to analyze these
                                       securities, and may increase the possibility
                                       that a non-US corporation or bank may become
                                       insolvent or otherwise unable to fulfill its
                                       obligations on these instruments.

DERIVATIVES (E.G. FUTURES CONTRACTS,   If a Fund incorrectly forecasts interest rates    Short Duration Bond
OPTIONS ON FUTURES, CURRENCY, CREDIT   in using derivatives, the Fund could lose money.  Diversified Bond
OR INTEREST RATE SWAPS)                Price movements of a futures contract, option or  Multistrategy Bond structured note may not be identical to price
                                       movements of portfolio securities or a
                                       securities index resulting in the risk that,
                                       when a Fund buys a futures contract or option as
                                       a hedge, the hedge may not be effective.
                                       Furthermore, regulatory requirements for the
                                       Funds to set aside assets to meet their
                                       obligations with respect to derivatives may
                                       result in a Fund being unable to purchase or
                                       sell securities when it would otherwise be
                                       favorable to do so, or in a Fund needing to sell
                                       securities at a disadvantageous time. A Fund may
                                       also be unable to close out its derivatives
                                       positions when desired.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
REAL ESTATE SECURITIES                 Just as real estate values go up and down, the    Real Estate Securities
                                       value of the securities of companies involved in
                                       the industry, and in which a Fund invests, also
                                       fluctuates. A Fund that invests in real estate
                                       securities is also subject to the risks
                                       associated with direct ownership of real estate.
                                       Additional risks include declines in the value
                                       of real estate, changes in general and local
                                       economic and real estate market conditions,
                                       increases in property taxes or other operating
                                       expenses and changes in tax laws and interest
                                       rates. The value of securities of companies that
                                       service the real estate industry may also be
                                       affected by such risks.

     - REITs                           REITs may be affected by changes in the value of  Real Estate Securities the underlying properties owned by the REITs and
                                       by the quality of tenants' credit. Moreover, the
                                       underlying portfolios of REITs may not be
                                       diversified, and therefore subject to the risk
                                       of investing in a limited number of properties.
                                       REITs are also dependent upon management skills
                                       and are subject to heavy cash flow dependency,
                                       defaults by tenants, self-liquidation and the
                                       possibility of failing either to qualify for
                                       tax-free pass-through of income under federal
                                       tax laws or to maintain their exemption from
                                       certain federal securities laws.

MUNICIPAL OBLIGATIONS                  Municipal obligations are affected by economic,   Short Duration Bond
                                       business or political developments. These         Tax Exempt Bond
                                       securities may be subject to provisions of
                                       litigation, bankruptcy and other laws affecting
                                       the rights and remedies of creditors, or may
                                       become subject to future laws extending the time
                                       for payment of principal and/or interest, or
                                       limiting the rights of municipalities to levy
                                       taxes.

MORTGAGE OR ASSET BACKED SECURITIES    Prepayment of principal on mortgage and asset     Short Duration Bond
                                       backed securities may expose a Fund to a lower    Diversified Bond
                                       rate of return upon reinvestment of principal.    Multistrategy Bond
                                       Also, if a security subject to prepayment has
                                       been purchased at a premium, in the event of
                                       prepayment the value of the premium would be
                                       lost. A Fund that purchases mortgage backed
                                       securities is subject to certain additional
                                       risks. Rising interest rates tend to extend the
                                       duration of mortgage backed securities, making
                                       them more sensitive to changes in interest
                                       rates. As a result, in a period of rising
                                       interest rates, a Fund that holds mortgage
                                       backed securities may exhibit additional
                                       volatility. This is known as extension risk.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
DEPOSITARY RECEIPTS                    Depositary receipts are securities traded on a    International Securities
                                       local stock exchange that represent interests in  Emerging Markets securities issued by a foreign publicly-listed
                                       company. They may be affected by the risks
                                       associated with international securities, such
                                       as changes in political or economic conditions
                                       of other countries and changes in the exchange
                                       rates of foreign currencies. The value of
                                       depositary receipts will rise and fall in
                                       response to the activities of the company that
                                       issued the securities represented by the
                                       depositary receipts, general market conditions
                                       and/or economic conditions. Also, if there is a
                                       rise in demand for the underlying security and
                                       it becomes less available to the market, the
                                       price of the depositary receipt may rise,
                                       causing the Fund to pay a premium in order to
                                       obtain the desired depositary receipt.

                                                    ADDITIONAL RISKS

REPURCHASE AGREEMENTS                  Under a repurchase agreement, a bank or broker    Short Duration Bond
                                       sells securities to a Fund and agrees to          Diversified Bond
                                       repurchase them at the Fund's cost plus           Multistrategy Bond
                                       interest. If the value of the securities
                                       declines and the bank or broker defaults on its
                                       repurchase obligation, a Fund could incur a
                                       loss.

CREDIT AND LIQUIDITY ENHANCEMENTS      Adverse changes in a guarantor's credit quality   Tax Exempt Bond
                                       if contemporaneous with adverse changes in the
                                       guaranteed security could cause losses to a Fund
                                       and may affect its net asset value.

EXPOSING CASH RESERVES TO APPROPRIATE  By exposing its cash reserves to the performance  All Funds
MARKETS                                of appropriate markets by purchasing equity
                                       securities (in the case of equity funds) or
                                       fixed income securities (in the case of fixed
                                       income funds) and/or derivatives, a Fund's
                                       performance tends to correlate more closely to
                                       the performance of that market as a whole.
                                       However, the market performance of these
                                       instruments may not correlate precisely to the
                                       performance of the corresponding market. This
                                       approach increases a Fund's performance if the
                                       particular market rises and reduces a Fund's
                                       performance if the particular market declines.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
EMERGING MARKET COUNTRIES              Investments in emerging or developing markets     International Securities
                                       involve exposure to economic structures that are
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

ILLIQUID SECURITIES                    An illiquid security is one without an active     Special Growth
                                       secondary market, making it difficult for an      Emerging Markets
                                       owner of the security to sell it. A Fund with an  Real Estate Securities
                                       investment in an illiquid security may not be     Tax-Managed Mid & Small Cap
                                       able to sell the security quickly and at a fair   Select Growth
                                       price, which could cause the Fund to realize      Select Value
                                       losses on the security if the security is sold
                                       at a price lower than that at which it had been
                                       valued. An illiquid security may also have large
                                       price volatility.

USE OF MODELS                          Models are constructed with the expectation that  Quantitative Equity they will be predictive of positive excess
                                       returns over the long term, but are not likely
                                       to be consistently predictive of positive excess
                                       returns over the short term. This may cause a
                                       Fund's short-term investment performance to vary
                                       significantly from the long-term performance
                                       predicted by the models used for investment
                                       purposes.

SECURITIES LENDING                     If a borrower of a Fund's securities fails        All Funds
                                       financially, the Fund's recovery of the loaned
                                       securities may be delayed or the Fund may lose
                                       its rights to the collateral which could result
                                       in a loss to a Fund.


                               PORTFOLIO TURNOVER

     The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                              PORTFOLIO DISCLOSURE

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

DECLARED                    PAYABLE                             FUNDS
--------          ----------------------------   ------------------------------------
Monthly.........  Early in the following month   Tax Exempt Bond, Diversified Bond
                                                 and Multistrategy Bond Funds

Quarterly.......  Mid: April, July, October      Diversified Equity, Quantitative
                  and December                   Equity, Real Estate Securities,
                                                 Short Duration Bond and Select Value
                                                 Funds

Annually........  Mid-December                   Special Growth, International
                                                 Securities, Emerging Markets,
                                                 Tax-Managed Large Cap, Tax-Managed
                                                 Mid & Small Cap and Select Growth
                                                 Funds

CAPITAL GAINS DISTRIBUTIONS


     The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


BUYING A DIVIDEND

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

AUTOMATIC REINVESTMENT

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-US corporations.


     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.


     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


     When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

     If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund, Tax-Managed Mid & Small Cap Fund, Select Growth Fund or Select Value Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.


     Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds consider the tax consequences of portfolio trading activity during a particular year, the realization of capital gains is not entirely within either the Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.


     The Tax Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


     The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund's assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.


VALUATION OF PORTFOLIO SECURITIES


     The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.


     Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

     - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

     - US over-the-counter equities: Official closing price; last bid price if no closing price;

     - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

     - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

     - Futures: Settlement price.


     If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.


     This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.


     Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS
                    AND PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class S Shares.

     Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.

     Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds. The Funds may also pay some Financial Intermediaries for administrative services, such as transfer agent services, provided by those Financial Intermediaries.


     Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds pursuant to the Funds' shareholder servicing plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Funds' fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.


     In addition to the foregoing payments, FRIMCo or the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.


     FRIMCo or the Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.


     To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.

     Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or FRIMCo.

                             HOW TO PURCHASE SHARES


     Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     There is currently no required minimum initial investment for the Funds. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.


     If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to FRIMCo, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.


     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


     All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in the net asset value between the trade date and the settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     CUSTOMER IDENTIFICATION PROGRAM: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

OFFERING DATES AND TIMES

     Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

AUTOMATED INVESTMENT PROGRAM


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES

     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

SYSTEMATIC EXCHANGE PROGRAM

     If you invest through certain Financial Intermediaries, the Funds, except for the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

     The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic exchange program in view of their portfolio management strategies.

                          RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS


     The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, a Fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interests. In the event that a Fund rejects or cancels an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. Additionally, because short-term investments are inconsistent with the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' long-term strategy, these Funds will apply their general right to reject any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions is, in the opinion of these Funds', inconsistent with the Funds' strategy. The Funds' frequent trading policies have been approved by the Funds' Board of Trustees.

FREQUENT TRADING POLICIES AND LIMITATIONS ON TRADING ACTIVITY

     Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Do not invest in the Funds if you are a frequent trader or a market-timer. The Funds are intended for long-term investors.

     The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

     The Funds (other than those with a principal investment strategy of investing in fixed income securities) have a tiered approach to monitoring for impermissible frequent trading (i.e. frequent trading considered by the Funds not to be for long-term investment purposes). First, for all Funds with a principal investment strategy of investing in US or foreign equity securities, the Funds monitor for redemptions made within 60 days of purchase on a "first-in, first-out" basis. Second, for all Funds with a principal investment strategy of investing in foreign equity securities or small cap equity securities, the Funds monitor for a "round trip" trade in a 30 day period. A round trip is a purchase or exchange into a Fund and a subsequent redemption or exchange out of a Fund (or vice versa).

     If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Funds will take the following steps:

     - Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.

     - If a potential impermissible frequent trading pattern has been identified, the Funds will contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if a third round trip is detected, the Funds will again contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if another round trip occurs, the Funds will generally exercise their right to restrict, reject or cancel all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Funds may not be in the best interest of the Fund or its shareholders, the Funds will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

     The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict, reject or cancel purchase and exchange orders as described above.

     These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Funds' ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.


     The Funds will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Funds to detect and curtail frequent trading practices for a significant percentage of a Fund's shareholders, depending on the structure of a Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.

     Currently, Funds that have principal investment strategies to invest in fixed income securities are not considered to have the same risks associated with frequent trading as equity funds. However, these Funds or their agents will take the steps described above to curtail any frequent trading activity that is identified.

RISKS OF FREQUENT TRADING

     Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Funds use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

     Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

     Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

LIMITATIONS ON THE ABILITY TO DETECT AND CURTAIL FREQUENT TRADING

     The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

     - Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

     - The ability of the Funds and their agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.

     - The Funds also generally receive purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.

     - Omnibus account arrangements are common forms of holding Fund shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with a Fund. Generally, in these circumstances, the identities of individual shareholders are not known to a Fund.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

REDEMPTION DATES AND TIMES

     Redemption requests must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

SYSTEMATIC WITHDRAWAL PROGRAM

     If you invest through certain Financial Intermediaries, the Funds, except the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

     The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.

     You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.

                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

WRITTEN INSTRUCTIONS

     The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

     - The Fund name and account number

     - Details related to the transaction including type and amount

     - Signatures of all owners exactly as registered on the account

     - Any supporting legal documentation that may be required

RESPONSIBILITY FOR FRAUD


     Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


SIGNATURE GUARANTEE

     Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

IN-KIND EXCHANGE OF SECURITIES

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

REDEMPTION IN-KIND


     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

UNCASHED CHECKS

     Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REGISTRATION OF FUND ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables represents the Financial Highlights for the Funds' Class E and Class S Shares, respectively, for the periods shown.

DIVERSIFIED EQUITY FUND--CLASS E SHARES


                                                     FISCAL YEAR ENDED OCTOBER 31,             YEAR ENDED
                                            -----------------------------------------------   DECEMBER 31,
                                             2004      2003      2002      2001      2000*        1999
                                            -------   -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD......  $ 37.12   $ 31.10   $ 36.35   $ 50.55   $ 54.43     $ 51.40
                                            -------   -------   -------   -------   -------     -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).........      .12       .12       .08       .07       .08         .13
  Net realized and unrealized gain
     (loss)...............................     2.61      6.00     (5.23)   (13.96)    (2.57)       8.81
                                            -------   -------   -------   -------   -------     -------
     Total income from operations.........     2.73      6.12     (5.15)   (13.89)    (2.49)       8.94
                                            -------   -------   -------   -------   -------     -------
DISTRIBUTIONS
  From net investment income..............     (.10)     (.10)     (.09)     (.08)     (.17)       (.09)
  From net realized gain..................       --        --        --      (.23)    (1.22)      (5.82)
  Tax return of capital...................       --        --      (.01)       --        --          --
                                            -------   -------   -------   -------   -------     -------
     Total distributions..................     (.10)     (.10)     (.10)     (.31)    (1.39)      (5.91)
                                            -------   -------   -------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD............  $ 39.75   $ 37.12   $ 31.10   $ 36.35   $ 50.55     $ 54.43
                                            =======   =======   =======   =======   =======     =======
TOTAL RETURN (%)(b).......................     7.33     19.77    (14.22)   (27.59)    (4.49)      17.95
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)...........................  $45,413   $34,229   $23,656   $23,586   $19,666     $12,958
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)...........     1.24      1.30      1.28      1.24      1.19        1.19
     Operating expenses, gross............     1.25      1.30      1.28      1.24      1.19        1.19
     Net investment income (loss)(d)......      .30       .36       .21       .17       .19         .23
  Portfolio turnover rate (%)(b)..........   125.03    109.50    128.80    146.81    141.75      110.36



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

DIVERSIFIED EQUITY FUND--CLASS S SHARES


                                                FISCAL YEAR ENDED OCTOBER 31,                    YEAR ENDED
                                 ------------------------------------------------------------   DECEMBER 31,
                                    2004         2003        2002        2001        2000*          1999
                                 ----------   ----------   --------   ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................  $    37.13   $    31.09   $  36.35   $    50.55   $    54.33    $    51.39
                                 ----------   ----------   --------   ----------   ----------    ----------
INCOME FROM OPERATIONS
  Net investment income
     (loss)(a).................         .22          .20        .16          .18          .19           .28
  Net realized and unrealized
     gain (loss)...............        2.60         6.01      (5.23)      (13.97)       (2.57)         8.79
                                 ----------   ----------   --------   ----------   ----------    ----------
     Total income from
       operations..............        2.82         6.21      (5.07)      (13.79)       (2.38)         9.07
                                 ----------   ----------   --------   ----------   ----------    ----------
DISTRIBUTIONS
  From net investment income...        (.21)        (.17)      (.16)        (.18)        (.18)         (.31)
  From net realized gain.......          --           --         --         (.23)       (1.22)        (5.82)
  Tax return of capital........          --           --       (.03)          --           --            --
                                 ----------   ----------   --------   ----------   ----------    ----------
     Total distributions.......        (.21)        (.17)      (.19)        (.41)       (1.40)        (6.13)
                                 ----------   ----------   --------   ----------   ----------    ----------
NET ASSET VALUE, END OF
  PERIOD.......................  $    39.74   $    37.13   $  31.09   $    36.35   $    50.55    $    54.33
                                 ==========   ==========   ========   ==========   ==========    ==========
TOTAL RETURN (%)(b)............        7.61        20.09     (14.02)      (27.41)       (4.28)        18.21
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period
     (in thousands)............  $1,943,583   $1,445,118   $972,139   $1,119,120   $1,516,448    $1,569,920
  Ratios to average net assets
     (%)(c):
     Operating expenses,
       net(d)..................         .99         1.04       1.03          .99          .94           .93
     Operating expenses,
       gross...................        1.00         1.04       1.03          .99          .94           .93
     Net investment income
       (loss)(d)...............         .55          .61        .46          .42          .45           .51
  Portfolio turnover rate
     (%)(b)....................      125.03       109.50     128.80       146.81       141.75        110.36



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

QUANTITATIVE EQUITY FUND--CLASS E SHARES


                                                     FISCAL YEAR ENDED OCTOBER 31,             YEAR ENDED
                                            -----------------------------------------------   DECEMBER 31,
                                             2004      2003      2002      2001      2000*        1999
                                            -------   -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD......  $ 32.55   $ 26.94   $ 32.28   $ 44.17   $ 45.19      $42.50
                                            -------   -------   -------   -------   -------      ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).........      .14       .12       .07       .07       .06         .13
  Net realized and unrealized gain
     (loss)...............................     2.49      5.60     (5.27)   (10.57)     (.08)       8.50
                                            -------   -------   -------   -------   -------      ------
     Total income from operations.........     2.63      5.72     (5.20)   (10.50)     (.02)       8.63
                                            -------   -------   -------   -------   -------      ------
DISTRIBUTIONS
  From net investment income..............     (.14)     (.11)     (.13)     (.07)     (.09)       (.10)
  From net realized gain..................       --        --        --     (1.32)     (.91)      (5.84)
  Tax return of capital...................       --        --      (.01)       --        --          --
                                            -------   -------   -------   -------   -------      ------
     Total distributions..................     (.14)     (.11)     (.14)    (1.39)    (1.00)      (5.94)
                                            -------   -------   -------   -------   -------      ------
NET ASSET VALUE, END OF PERIOD............  $ 35.04   $ 32.55   $ 26.94   $ 32.28   $ 44.17      $45.19
                                            =======   =======   =======   =======   =======      ======
TOTAL RETURN (%)(b).......................     8.08     21.28    (16.16)   (24.30)      .11       21.11
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)...........................  $48,646   $37,594   $25,667   $23,700   $15,314      $7,987
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)...........     1.24      1.28      1.27      1.22      1.17        1.18
     Operating expenses, gross............     1.24      1.28      1.27      1.22      1.17        1.18
     Net investment income (loss)(d)......      .40       .43       .24       .18       .15         .28
  Portfolio turnover rate (%)(b)..........    91.31    108.71     71.10     85.00     59.25       89.52



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

QUANTITATIVE EQUITY FUND--CLASS S SHARES


                                                     FISCAL YEAR ENDED OCTOBER 31,                     YEAR ENDED
                                     --------------------------------------------------------------   DECEMBER 31,
                                        2004         2003         2002         2001        2000*          1999
                                     ----------   ----------   ----------   ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................  $    32.64   $    27.01   $    32.36   $    44.27   $    45.19    $    42.53
                                     ----------   ----------   ----------   ----------   ----------    ----------
INCOME FROM OPERATIONS
  Net investment income
     (loss)(a).....................         .22          .20          .15          .16          .15           .24
  Net realized and unrealized gain
     (loss)........................        2.49         5.61        (5.28)      (10.59)        (.02)         8.50
                                     ----------   ----------   ----------   ----------   ----------    ----------
     Total income from
       operations..................        2.71         5.81        (5.13)      (10.43)         .13          8.74
                                     ----------   ----------   ----------   ----------   ----------    ----------
DISTRIBUTIONS
  From net investment income.......        (.22)        (.18)        (.20)        (.16)        (.14)         (.24)
  From net realized gain...........          --           --           --        (1.32)        (.91)        (5.84)
                                     ----------   ----------   ----------   ----------   ----------    ----------
  Tax return of capital............          --           --         (.02)          --           --            --
                                     ----------   ----------   ----------   ----------   ----------    ----------
     Total distributions...........        (.22)        (.18)        (.22)       (1.48)       (1.05)        (6.08)
                                     ----------   ----------   ----------   ----------   ----------    ----------
NET ASSET VALUE, END OF PERIOD.....  $    35.13   $    32.64   $    27.01   $    32.36   $    44.27    $    45.19
                                     ==========   ==========   ==========   ==========   ==========    ==========
TOTAL RETURN (%)(b)................        8.32        21.58       (15.94)      (24.11)         .47         21.37
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)....................  $2,057,082   $1,555,289   $1,070,673   $1,200,247   $1,556,534    $1,545,021
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d)....         .99         1.02         1.02          .98          .92           .93
     Operating expenses, gross.....         .99         1.02         1.02          .98          .92           .93
     Net investment income
       (loss)(d)...................         .65          .69          .48          .43          .42           .53
  Portfolio turnover rate (%)(b)...       91.31       108.71        71.10        85.00        59.25         89.52



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

TAX-MANAGED LARGE CAP FUND--CLASS E SHARES


                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                              ---------------------------------
                                                               2004     2003     2002    2001*
                                                              ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $15.30   $12.83   $15.78   $20.10
                                                              ------   ------   ------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................     .06      .06      .05      .03
  Net realized and unrealized gain (loss)...................    1.63     2.50    (2.95)   (4.25)
                                                              ------   ------   ------   ------
     Total income from operations...........................    1.69     2.56    (2.90)   (4.22)
                                                              ------   ------   ------   ------
DISTRIBUTIONS
  From net investment income................................    (.06)    (.09)    (.05)    (.10)
                                                              ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD..............................  $16.93   $15.30   $12.83   $15.78
                                                              ======   ======   ======   ======
TOTAL RETURN (%)(b).........................................   11.05    20.04   (18.47)  (21.10)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $5,991   $4,743   $2,618   $3,359
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................    1.17     1.19     1.16     1.15
     Operating expenses, gross..............................    1.17     1.19     1.16     1.15
     Net investment income (loss)(d)........................     .37      .46      .36      .16
  Portfolio turnover rate (%)(b)............................   32.15   127.47    65.39    52.57



  *   For the period December 6, 2000 (commencement of sale) to October 31,
      2001.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

TAX-MANAGED LARGE CAP FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $  15.34   $  12.87   $  15.81   $  20.87   $  21.17     $  18.26
                                       --------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)....       .10        .10        .09        .08        .08          .14
  Net realized and unrealized gain
     (loss)..........................      1.63       2.48      (2.95)     (5.04)      (.37)        2.88
                                       --------   --------   --------   --------   --------     --------
     Total income from operations....      1.73       2.58      (2.86)     (4.96)      (.29)        3.02
                                       --------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income.........      (.08)      (.11)      (.08)      (.10)      (.01)        (.11)
  From net realized gain.............        --         --         --         --         --           --
                                       --------   --------   --------   --------   --------     --------
     Total distributions.............      (.08)      (.11)      (.08)      (.10)      (.01)        (.11)
                                       --------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD.......  $  16.99   $  15.34   $  12.87   $  15.81   $  20.87     $  21.17
                                       ========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b)..................     11.33      20.24     (18.21)    (23.86)     (1.39)       16.57
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $342,640   $307,458   $345,335   $448,557   $674,460     $566,001
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d)......       .92        .94        .91        .88        .86          .85
     Operating expenses, gross.......       .92        .94        .91        .88        .86          .85
     Net investment income
       (loss)(d).....................       .62        .71        .58        .45        .46          .71
  Portfolio turnover rate (%)(b).....     32.15     127.47      65.39      52.57      43.48        48.35



  *   For the ten months ended October 31, 2000.

  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.
  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SPECIAL GROWTH FUND--CLASS E SHARES


                                                    FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                         ----------------------------------------------------   DECEMBER 31,
                                           2004       2003        2002       2001      2000*        1999
                                         ---------   -------   ----------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $   48.77   $ 34.53    $ 38.27     $ 51.74   $ 48.55     $ 42.91
                                         ---------   -------    -------     -------   -------     -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)......       (.20)     (.18)      (.16)       (.06)     (.07)       (.16)
  Net realized and unrealized gain
     (loss)............................       4.22     14.42      (3.58)      (7.25)     4.61        9.02
                                         ---------   -------    -------     -------   -------     -------
     Total income from operations......       4.02     14.24      (3.74)      (7.31)     4.54        8.86
                                         ---------   -------    -------     -------   -------     -------
DISTRIBUTIONS
  From net investment income...........         --        --         --        (.03)       --          --
  From net realized gain...............      (1.32)       --         --       (6.13)    (1.35)      (3.22)
                                         ---------   -------    -------     -------   -------     -------
     Total Distributions...............      (1.32)       --         --       (6.16)    (1.35)      (3.22)
                                         ---------   -------    -------     -------   -------     -------
NET ASSET VALUE, END OF PERIOD.........  $   51.47   $ 48.77    $ 34.53     $ 38.27   $ 51.74     $ 48.55
                                         =========   =======    =======     =======   =======     =======
TOTAL RETURN (%)(b)....................       8.37     41.24      (9.77)     (15.29)     9.53       21.19
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)........................  $  32,028   $16,581    $11,731     $11,051   $ 9,678     $ 5,411
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)........       1.54      1.62       1.56        1.52      1.46        1.49
     Operating expenses, gross.........       1.54      1.62       1.56        1.52      1.47        1.49
     Net investment income (loss)(d)...       (.39)     (.46)      (.40)       (.14)     (.16)       (.36)
  Portfolio turnover rate (%)(b).......     124.97    127.15     125.06      126.83    136.00      111.98



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SPECIAL GROWTH FUND--CLASS S SHARES


                                                   FISCAL YEAR ENDED OCTOBER 31,                 YEAR ENDED
                                       ------------------------------------------------------   DECEMBER 31,
                                         2004       2003        2002        2001      2000*         1999
                                       --------   --------   ----------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $  49.95   $  35.28    $  39.01    $  52.52   $  49.18     $  43.34
                                       --------   --------    --------    --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)....      (.07)      (.08)       (.07)        .05        .04         (.05)
  Net realized and unrealized gain
     (loss)..........................      4.33      14.75       (3.66)      (7.37)      4.67         9.12
                                       --------   --------    --------    --------   --------     --------
     Total income from operations....      4.26      14.67       (3.73)      (7.32)      4.71         9.07
                                       --------   --------    --------    --------   --------     --------
DISTRIBUTIONS
  From net investment income.........        --         --          --        (.06)      (.02)        (.01)
  From net realized gain.............     (1.32)        --          --       (6.13)     (1.35)       (3.22)
                                       --------   --------    --------    --------   --------     --------
     Total distributions.............     (1.32)        --          --       (6.19)     (1.37)       (3.23)
                                       --------   --------    --------    --------   --------     --------
NET ASSET VALUE, END OF PERIOD.......  $  52.89   $  49.95    $  35.28    $  39.01   $  52.52     $  49.18
                                       ========   ========    ========    ========   ========     ========
TOTAL RETURN (%)(b)..................      8.64      41.61       (9.56)     (15.05)      9.76        21.45
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $707,851   $631,246    $520,666    $608,921   $759,435     $697,211
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d)......      1.29       1.35        1.32        1.27       1.21         1.24
     Operating expenses, gross.......      1.29       1.35        1.32        1.27       1.22         1.24
     Net investment income
       (loss)(d).....................      (.14)      (.19)       (.17)        .11        .08         (.10)
  Portfolio turnover rate (%)(b).....    124.97     127.15      125.06      126.83     136.00       111.98



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

TAX-MANAGED MID & SMALL CAP FUND--CLASS E SHARES


                                                                         FISCAL YEAR
                                                                      ENDED OCTOBER 31,
                                                              ----------------------------------
                                                               2004     2003     2002     2001*
                                                              ------   ------   ------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 9.62   $ 7.28   $ 8.00   $ 10.00
                                                              ------   ------   ------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................    (.06)    (.02)    (.03)     (.01)
  Net realized and unrealized gain (loss)...................    1.00     2.36     (.69)    (1.99)
                                                              ------   ------   ------   -------
     Total income from operations...........................     .94     2.34     (.72)    (2.00)
                                                              ------   ------   ------   -------
NET ASSET VALUE, END OF PERIOD..............................  $10.56   $ 9.62   $ 7.28   $  8.00
                                                              ======   ======   ======   =======
TOTAL RETURN (%)(b).........................................    9.77    32.14    (9.00)   (20.00)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $1,279   $  850   $  885   $   837
  Ratios to average net assets (%)(c):
     Operating expenses, net (d)............................    1.50     1.50     1.50      1.50
     Operating expenses, gross..............................    1.59     1.74     1.78      1.84
     Net investment income (loss)(d)........................    (.58)    (.31)    (.37)     (.16)
  Portfolio turnover rate (%)(b)............................  203.33    81.91    89.13    105.31



  *   For the period December 6, 2000 (commencement of sale) to October 31,
      2001.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

TAX-MANAGED MID & SMALL CAP FUND--CLASS S SHARES


                                                       FISCAL YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------
                                              2004        2003      2002      2001      2000*     1999**
                                            ---------   --------   -------   -------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD......  $    9.68   $   7.31   $  8.02   $ 11.15   $  10.73   $ 10.00
                                            ---------   --------   -------   -------   --------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(e)......       (.03)        --      (.01)      .01         --       .01
  Net realized and unrealized gain
     (loss)...............................       1.00       2.37      (.69)    (3.14)       .43       .72
                                            ---------   --------   -------   -------   --------   -------
     Total income from operations.........        .97       2.37      (.70)    (3.13)       .43       .73
                                            ---------   --------   -------   -------   --------   -------
DISTRIBUTIONS
  From net investment income..............         --         --      (.01)       --       (.01)       --
                                            ---------   --------   -------   -------   --------   -------
NET ASSET VALUE, END OF PERIOD............  $   10.65   $   9.68   $  7.31   $  8.02   $  11.15   $ 10.73
                                            =========   ========   =======   =======   ========   =======
TOTAL RETURN (%)(b).......................      10.02      32.42     (8.77)   (28.14)      4.08      7.30
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)...........................  $ 123,045   $106,738   $82,523   $90,095   $105,630   $29,053
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)...........       1.25       1.25      1.25      1.25       1.25      1.25
     Operating expenses, gross............       1.34       1.49      1.53      1.54       1.85      7.95
     Net investment income (loss)(d)......       (.32)      (.06)     (.13)      .07       (.04)     1.92
  Portfolio turnover rate (%)(b)..........     203.33      81.91     89.13    105.31      71.20      3.33



  *   For the ten months ended October 31, 2000.


  **  For the period December 1, 1999 (commencement of sale) to December 31,
      1999.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  (e) Less than $.01 per share for the periods ended October 31, 2003 and October 31, 2000.

SELECT GROWTH FUND--CLASS E SHARES


                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                              ----------------------------------
                                                               2004     2003     2002     2001*
                                                              ------   ------   -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 7.03   $ 5.31   $  6.68   $10.00
                                                              ------   ------   -------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................    (.05)    (.04)     (.04)    (.02)
  Net realized and unrealized gain (loss)...................     .10     1.76     (1.33)   (3.30)
                                                              ------   ------   -------   ------
     Total income from operations...........................     .05     1.72     (1.37)   (3.32)
                                                              ------   ------   -------   ------
NET ASSET VALUE, END OF PERIOD..............................  $ 7.08   $ 7.03   $  5.31   $ 6.68
                                                              ======   ======   =======   ======
TOTAL RETURN (%)(b).........................................     .71    32.39    (20.51)  (33.20)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $5,749   $4,865   $ 2,814   $2,714
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................    1.36     1.26      1.16     1.29
     Operating expenses, gross..............................    1.54     1.79      1.87     2.05
     Net investment income (loss)(d)........................    (.65)    (.62)     (.58)    (.45)
  Portfolio turnover rate (%)(b)............................  134.00   149.76    212.37   169.36



  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SELECT GROWTH FUND--CLASS S SHARES


                                                                  FISCAL YEAR ENDED OCTOBER 31,
                                                              -------------------------------------
                                                               2004      2003      2002      2001*
                                                              -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  7.08   $  5.34   $  6.71   $ 10.00
                                                              -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(e)........................     (.03)     (.02)     (.02)       --
  Net realized and unrealized gain (loss)...................      .10      1.76     (1.35)    (3.29)
                                                              -------   -------   -------   -------
     Total income from operations...........................      .07      1.74     (1.37)    (3.29)
                                                              -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..............................  $  7.15   $  7.08   $  5.34   $  6.71
                                                              =======   =======   =======   =======
TOTAL RETURN (%)(b).........................................      .99     32.58    (20.42)   (32.90)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $51,569   $42,421   $24,389   $24,072
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................     1.09      1.03       .97       .94
     Operating expenses, gross..............................     1.27      1.56      1.68      1.74
     Net investment income (loss)(d)........................     (.38)     (.40)     (.39)     (.09)
  Portfolio turnover rate (%)(b)............................   134.00    149.76    212.37    169.36



  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  (e) Less than $.01 per share for the period ended October 31, 2001.

SELECT VALUE FUND--CLASS E SHARES


                                                                  FISCAL YEAR ENDED OCTOBER 31,
                                                              -------------------------------------
                                                                2004      2003     2002      2001*
                                                              --------   ------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $   9.05   $ 7.46   $  8.53   $ 10.00
                                                              --------   ------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................       .05      .06       .06       .05
  Net realized and unrealized gain (loss)...................      1.23     1.58     (1.07)    (1.48)
                                                              --------   ------   -------   -------
     Total income from operations...........................      1.28     1.64     (1.01)    (1.43)
                                                              --------   ------   -------   -------
DISTRIBUTIONS
  From net investment income................................      (.05)    (.05)     (.06)     (.04)
                                                              --------   ------   -------   -------
NET ASSET VALUE, END OF PERIOD..............................  $  10.28   $ 9.05   $  7.46   $  8.53
                                                              ========   ======   =======   =======
TOTAL RETURN (%)(b).........................................     14.31    22.01    (11.86)   (14.33)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $  9,167   $7,778   $ 3,314   $ 3,155
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................      1.39     1.21      1.04      1.25
     Operating expenses, gross..............................      1.39     1.48      1.43      1.85
     Net investment income (loss)(d)........................       .55      .77       .70       .76
  Portfolio turnover rate (%)(b)............................     96.07   105.71     92.95     71.75



  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SELECT VALUE FUND--CLASS S SHARES


                                                                   FISCAL YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------
                                                                2004       2003      2002      2001*
                                                              --------   --------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $   9.05   $   7.45   $  8.53   $ 10.00
                                                              --------   --------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................       .08        .07       .07       .08
  Net realized and unrealized gain (loss)...................      1.24       1.60     (1.07)    (1.48)
                                                              --------   --------   -------   -------
     Total income from operations...........................      1.32       1.67     (1.00)    (1.40)
                                                              --------   --------   -------   -------
DISTRIBUTIONS
  From net investment income................................      (.08)      (.07)     (.08)     (.07)
                                                              --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD..............................  $  10.29   $   9.05   $  7.45   $  8.53
                                                              ========   ========   =======   =======
TOTAL RETURN (%)(b).........................................     14.61      22.53    (11.78)   (14.04)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $173,635   $128,383   $31,806   $31,288
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................      1.10       1.01       .87       .86
     Operating expenses, gross..............................      1.10       1.28      1.27      1.50
     Net investment income (loss)(d)........................       .84       1.03       .86      1.18
  Portfolio turnover rate (%)(b)............................     96.07     105.71     92.95     71.75



  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

REAL ESTATE SECURITIES FUND--CLASS E SHARES


                                                     FISCAL YEAR ENDING OCTOBER 31,              YEAR ENDED
                                           --------------------------------------------------   DECEMBER 31,
                                            2004      2003        2002        2001     2000*        1999
                                           -------   -------   -----------   -------   ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $ 34.24   $ 26.72     $ 27.14     $ 26.07   $22.76      $24.27
                                           -------   -------     -------     -------   ------      ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)........      .75      1.34        1.32        1.38      .98        1.28
  Net realized and unrealized gain
     (loss)..............................    10.04      7.60        (.06)       1.03     3.14       (1.24)
                                           -------   -------     -------     -------   ------      ------
     Total income from operations........    10.79      8.94        1.26        2.41     4.12         .04
                                           -------   -------     -------     -------   ------      ------
DISTRIBUTIONS
  From net investment income.............    (1.47)    (1.31)      (1.68)      (1.34)    (.81)      (1.55)
  From net realized gain.................     (.01)     (.11)         --          --       --          --
                                           -------   -------     -------     -------   ------      ------
     Total distributions.................    (1.48)    (1.42)      (1.68)      (1.34)    (.81)      (1.55)
                                           -------   -------     -------     -------   ------      ------
NET ASSET VALUE, END OF PERIOD...........  $ 43.55   $ 34.24     $ 26.72     $ 27.14   $26.07      $22.76
                                           =======   =======     =======     =======   ======      ======
TOTAL RETURN (%)(b)......................    32.00     34.21        4.27        9.23    18.24         .30
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)..........................  $29,436   $16,651     $10,661     $11,415   $9,094      $7,134
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..........     1.37      1.43        1.46        1.42     1.41        1.39
     Operating expenses, gross...........     1.37      1.62        1.82        1.42     1.41        1.39
     Net investment income (loss)(d).....     1.95      4.46        4.54        4.96     4.78        5.42
  Portfolio turnover rate (%)(b).........    38.04     46.09       67.70       44.50    53.30       42.69



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

REAL ESTATE SECURITIES FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDING OCTOBER 31,                YEAR ENDED
                                      ------------------------------------------------------   DECEMBER 31,
                                         2004        2003       2002       2001      2000*         1999
                                      ----------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $    34.51   $  26.89   $  27.31   $  26.22   $  22.86     $  24.44
                                      ----------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...         .87       1.42       1.41       1.46       1.04         1.30
  Net realized and unrealized gain
     (loss).........................       10.09       7.67       (.06)      1.03       3.15        (1.20)
                                      ----------   --------   --------   --------   --------     --------
     Total income from operations...       10.96       9.09       1.35       2.49       4.19          .10
                                      ----------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income........       (1.56)     (1.36)     (1.77)     (1.40)      (.83)       (1.68)
  From net realized gain............        (.01)      (.11)        --         --         --           --
                                      ----------   --------   --------   --------   --------     --------
     Total distributions............       (1.57)     (1.47)     (1.77)     (1.40)      (.83)       (1.68)
                                      ----------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD......  $    43.90   $  34.51   $  26.89   $  27.31   $  26.22     $  22.86
                                      ==========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b).................       32.30      34.58       4.55       9.48      18.53          .55
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).....................  $1,171,513   $830,448   $598,133   $607,280   $669,529     $589,300
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d).....        1.11       1.18       1.19       1.17       1.16         1.14
     Operating expenses, gross......        1.11       1.18       1.19       1.18       1.16         1.14
     Net investment income
       (loss)(d)....................        2.23       4.66       4.82       5.19       5.00         5.41
  Portfolio turnover rate (%)(b)....       38.04      46.09      67.70      44.50      53.30        42.69



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

INTERNATIONAL SECURITIES FUND--CLASS E SHARES


                                                     FISCAL YEAR ENDED OCTOBER 31,             YEAR ENDED
                                            -----------------------------------------------   DECEMBER 31,
                                             2004      2003      2002      2001      2000*        1999
                                            -------   -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD......  $ 49.98   $ 39.61   $ 45.47   $ 63.24   $ 74.95     $ 60.68
                                            -------   -------   -------   -------   -------     -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).........      .39       .28       .13       .21       .57         .40
  Net realized and unrealized gain
     (loss)...............................     6.87     10.50     (5.99)   (15.18)    (9.74)      17.72
                                            -------   -------   -------   -------   -------     -------
     Total income from operations.........     7.26     10.78     (5.86)   (14.97)    (9.17)      18.12
                                            -------   -------   -------   -------   -------     -------
DISTRIBUTIONS
  From net investment income..............     (.96)     (.41)       --        --        --        (.27)
  From net realized gain..................       --        --        --     (2.80)    (2.54)      (3.58)
                                            -------   -------   -------   -------   -------     -------
     Total distributions..................     (.96)     (.41)       --     (2.80)    (2.54)      (3.85)
                                            -------   -------   -------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD............  $ 56.28   $ 49.98   $ 39.61   $ 45.47   $ 63.24     $ 74.95
                                            =======   =======   =======   =======   =======     =======
TOTAL RETURN (%)(b).......................    14.68     27.57    (12.91)   (24.70)   (12.58)      30.21
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)...........................  $38,630   $26,768   $16,796   $15,897   $ 9,964     $ 5,552
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)...........     1.54      1.67      1.72      1.66      1.54        1.55
     Operating expenses, gross............     1.54      1.67      1.72      1.66      1.55        1.55
     Net investment income (loss)(d)......      .72       .67       .30       .41      1.00         .61
  Portfolio turnover rate (%) (b).........    76.01     69.11     79.09    104.65    101.84      120.52



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

INTERNATIONAL SECURITIES FUND--CLASS S SHARES


                                                 FISCAL YEAR ENDED OCTOBER 31,                   YEAR ENDED
                                   ----------------------------------------------------------   DECEMBER 31,
                                      2004         2003        2002       2001       2000*          1999
                                   ----------   ----------   --------   --------   ----------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................  $    50.44   $    39.98   $  45.78   $  63.51   $    75.11    $    60.86
                                   ----------   ----------   --------   --------   ----------    ----------
INCOME FROM OPERATIONS
  Net investment income
     (loss)(a)...................         .53          .38        .25        .34          .76           .51
  Net realized and unrealized
     gain (loss).................        6.92        10.59      (6.05)    (15.26)       (9.82)        17.82
                                   ----------   ----------   --------   --------   ----------    ----------
     Total income from
       operations................        7.45        10.97      (5.80)    (14.92)       (9.06)        18.33
                                   ----------   ----------   --------   --------   ----------    ----------
DISTRIBUTIONS
  From net investment income.....       (1.05)        (.51)        --       (.01)          --          (.50)
  From net realized gain.........          --           --         --      (2.80)       (2.54)        (3.58)
                                   ----------   ----------   --------   --------   ----------    ----------
     Total distributions.........       (1.05)        (.51)        --      (2.81)       (2.54)        (4.08)
                                   ----------   ----------   --------   --------   ----------    ----------
NET ASSET VALUE, END OF PERIOD...  $    56.84   $    50.44   $  39.98   $  45.78   $    63.51    $    75.11
                                   ==========   ==========   ========   ========   ==========    ==========
TOTAL RETURN (%)(b)..............       14.98        27.81     (12.67)    (24.51)      (12.40)        30.52
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)..................  $1,673,516   $1,247,393   $774,146   $812,857   $1,061,171    $1,133,495
  Ratios to average net assets
     (%)(c):
     Operating expenses,
       net(d)....................        1.29         1.42       1.47       1.42         1.29          1.30
     Operating expenses, gross...        1.29         1.42       1.47       1.42         1.30          1.30
     Net investment income
       (loss)(d).................         .98          .90        .55        .62         1.31           .79
  Portfolio turnover rate
     (%)(b)......................       76.01        69.11      79.09     104.65       101.84        120.52



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EMERGING MARKETS FUND--CLASS E SHARES


                                                       FISCAL YEAR ENDED OCTOBER 31,           YEAR ENDED
                                                -------------------------------------------   DECEMBER 31,
                                                 2004      2003     2002     2001    2000*        1999
                                                -------   ------   ------   ------   ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..........  $ 10.98   $ 7.41   $ 7.01   $ 9.24   $12.51      $ 8.48
                                                -------   ------   ------   ------   ------      ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).............      .09      .09     (.02)     .02     (.03)       (.04)
  Net realized and unrealized gain (loss).....     2.15     3.49      .42    (2.25)   (3.20)       4.14
                                                -------   ------   ------   ------   ------      ------
     Total income from operations.............     2.24     3.58      .40    (2.23)   (3.23)       4.10
                                                -------   ------   ------   ------   ------      ------
DISTRIBUTIONS
  From net investment income..................     (.29)    (.01)      --       --     (.04)       (.07)
                                                -------   ------   ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD................  $ 12.93   $10.98   $ 7.41   $ 7.01   $ 9.24      $12.51
                                                =======   ======   ======   ======   ======      ======
TOTAL RETURN (%)(b)...........................    20.88    48.39     5.71   (24.13)  (25.90)      48.71
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)....  $14,169   $9,598   $6,478   $6,959   $6,388      $6,314
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)...............     2.07     2.36     2.38     2.33     2.16        2.17
     Operating expenses, gross................     2.12     2.37     2.38     2.33     2.17        2.17
     Net investment income (loss)(d)..........      .75     1.02     (.29)     .21     (.30)       (.40)
  Portfolio turnover rate (%)(b)..............    82.02    95.13    90.21    83.74    73.11       94.85



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EMERGING MARKETS FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $  10.98   $   7.43   $   7.05   $   9.25   $  12.52     $   8.48
                                       --------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income
     (loss)(a)(e)....................       .12        .11         --        .04         --          .03
  Net realized and unrealized gain
     (loss)..........................      2.15       3.48        .40      (2.24)     (3.21)        4.10
                                       --------   --------   --------   --------   --------     --------
     Total income from operations....      2.27       3.59        .40      (2.20)     (3.21)        4.13
                                       --------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income.........      (.31)      (.04)      (.02)        --       (.06)        (.09)
                                       --------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD.......  $  12.94   $  10.98   $   7.43   $   7.05   $   9.25     $  12.52
                                       ========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b)..................     21.22      48.27       5.91     (23.89)    (25.79)       49.03
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $549,626   $386,560   $263,563   $273,486   $359,201     $430,794
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d)......      1.83       2.11       2.14       2.09       1.91         1.91
     Operating expenses, gross.......      1.87       2.11       2.14       2.09       1.92         1.91
     Net investment income
       (loss)(d).....................      1.00       1.30       (.02)       .44       (.02)         .26
  Portfolio turnover rate (%)(b).....     82.02      95.13      90.21      83.74      73.11        94.85



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  (e) Less than $.01 per share for the periods ended October 31, 2002 and October 31, 2000.

DIVERSIFIED BOND FUND--CLASS E SHARES


                                                     FISCAL YEAR ENDED OCTOBER 31,             YEAR ENDED
                                             ----------------------------------------------   DECEMBER 31,
                                              2004      2003      2002      2001     2000*        1999
                                             -------   -------   -------   -------   ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $ 24.56   $ 24.74   $ 24.54   $ 22.75   $22.23      $23.92
                                             -------   -------   -------   -------   ------      ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..........      .60       .67       .92      1.22     1.13        1.30
  Net realized and unrealized gain
     (loss)................................      .58       .37       .24      1.84      .44       (1.65)
                                             -------   -------   -------   -------   ------      ------
     Total income from operations..........     1.18      1.04      1.16      3.06     1.57        (.35)
                                             -------   -------   -------   -------   ------      ------
DISTRIBUTIONS
  From net investment income...............     (.59)     (.66)     (.96)    (1.27)   (1.05)      (1.21)
  From net realized gain...................     (.53)     (.56)       --        --       --        (.13)
                                             -------   -------   -------   -------   ------      ------
     Total distributions...................    (1.12)    (1.22)     (.96)    (1.27)   (1.05)      (1.34)
                                             -------   -------   -------   -------   ------      ------
NET ASSET VALUE, END OF PERIOD.............  $ 24.62   $ 24.56   $ 24.74   $ 24.54   $22.75      $22.23
                                             =======   =======   =======   =======   ======      ======
TOTAL RETURN (%)(b)........................     4.97      4.36      4.90     13.87     7.25       (1.51)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)............................  $43,724   $34,339   $26,985   $17,763   $5,492      $3,639
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)............      .91       .94       .91       .89      .87         .87
     Operating expenses, gross.............      .91       .94       .91       .89      .88         .87
     Net investment income (loss)(d).......     2.46      2.70      3.85      5.22     6.13        5.49
  Portfolio turnover rate (%)(b)...........   140.92    147.44    156.21    155.87   128.88      152.23



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

DIVERSIFIED BOND FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                 YEAR ENDED
                                      ------------------------------------------------------   DECEMBER 31,
                                         2004        2003       2002       2001      2000*         1999
                                      ----------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $    24.00   $  24.21   $  24.03   $  22.31   $  21.77     $  23.53
                                      ----------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...         .64        .71        .97       1.29       1.16         1.31
  Net realized and unrealized gain
     (loss).........................         .58        .36        .23       1.75        .41        (1.60)
                                      ----------   --------   --------   --------   --------     --------
     Total income from operations...        1.22       1.07       1.20       3.04       1.57         (.29)
                                      ----------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income........        (.65)      (.72)     (1.02)     (1.32)     (1.03)       (1.32)
  From net realized gain............        (.53)      (.56)        --         --         --         (.13)
                                      ----------   --------   --------   --------   --------     --------
  Tax return of capital.............          --         --         --         --         --         (.02)
                                      ----------   --------   --------   --------   --------     --------
     Total distributions............       (1.18)     (1.28)     (1.02)     (1.32)     (1.03)       (1.47)
                                      ----------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD......  $    24.04   $  24.00   $  24.21   $  24.03   $  22.31     $  21.77
                                      ==========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b).................        5.22       4.63       5.18      14.11       7.40        (1.26)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).....................  $1,232,576   $977,601   $783,332   $745,020   $714,153     $765,674
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d).....         .66        .69        .66        .64        .62          .61
     Operating expenses, gross......         .66        .69        .66        .65        .63          .61
     Net investment income
       (loss)(d)....................        2.71       2.95       4.11       5.60       6.35         5.78
  Portfolio turnover rate (%)(b)....      140.92     147.44     156.21     155.87     128.88       152.23



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

MULTISTRATEGY BOND FUND--CLASS E SHARES


                                                     FISCAL YEAR ENDED OCTOBER 31,             YEAR ENDED
                                            -----------------------------------------------   DECEMBER 31,
                                             2004      2003      2002      2001      2000*        1999
                                            -------   -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD......  $ 10.55   $ 10.03   $ 10.21   $  9.61   $  9.47     $ 10.10
                                            -------   -------   -------   -------   -------     -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).........      .24       .31       .38       .53       .49         .56
  Net realized and unrealized gain
     (loss)...............................      .32       .50      (.06)      .62       .11        (.66)
                                            -------   -------   -------   -------   -------     -------
     Total income from operations.........      .56       .81       .32      1.15       .60        (.10)
                                            -------   -------   -------   -------   -------     -------
DISTRIBUTIONS
  From net investment income..............     (.32)     (.29)     (.50)     (.55)     (.46)       (.52)
  From net realized gain..................     (.15)       --        --        --        --        (.01)
                                            -------   -------   -------   -------   -------     -------
     Total distributions..................     (.47)     (.29)     (.50)     (.55)     (.46)       (.53)
                                            -------   -------   -------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD............  $ 10.64   $ 10.55   $ 10.03   $ 10.21   $  9.61     $  9.47
                                            =======   =======   =======   =======   =======     =======
TOTAL RETURN (%)(b).......................     5.43      8.23      3.36     12.40      6.46       (1.08)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)...........................  $31,621   $20,975   $14,017   $12,675   $ 6,182     $ 3,248
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)...........     1.14      1.18      1.17      1.14      1.11        1.05
     Operating expenses, gross............     1.14      1.19      1.17      1.14      1.15        1.11
     Net investment income (loss)(d)......     2.32      3.01      3.80      5.33      6.31        5.54
  Portfolio turnover rate (%)(b)..........   221.31    281.71    252.09    176.44    105.03      134.11



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

MULTISTRATEGY BOND FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                 YEAR ENDED
                                      ------------------------------------------------------   DECEMBER 31,
                                         2004        2003       2002       2001      2000*         1999
                                      ----------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $    10.56   $  10.04   $  10.22   $   9.61   $   9.46     $  10.11
                                      ----------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...         .27        .34        .40        .56        .52          .57
  Net realized and unrealized gain
     (loss).........................         .31        .50       (.05)       .63        .08         (.65)
                                      ----------   --------   --------   --------   --------     --------
     Total income from operations...         .58        .84        .35       1.19        .60         (.08)
                                      ----------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income........        (.34)      (.32)      (.53)      (.58)      (.45)        (.56)
  From net realized gain............        (.15)        --         --         --         --         (.01)
                                      ----------   --------   --------   --------   --------     --------
     Total distributions............        (.49)      (.32)      (.53)      (.58)      (.45)        (.57)
                                      ----------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD......  $    10.65   $  10.56   $  10.04   $  10.22   $   9.61     $   9.46
                                      ==========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b).................        5.68       8.49       3.72      12.68       6.56         (.81)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).....................  $1,284,520   $886,596   $595,577   $622,518   $593,020     $556,703
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d).....         .89        .94        .92        .89        .86          .80
     Operating expenses, gross......         .89        .94        .92        .89        .90          .86
     Net investment income
       (loss)(d)....................        2.58       3.22       4.06       5.66       6.54         5.79
  Portfolio turnover rate (%)(b)....      221.31     281.71     252.09     176.44     105.03       134.11



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SHORT DURATION BOND FUND--CLASS E SHARES


                                                         FISCAL YEAR ENDED OCTOBER 31,
                                                 ----------------------------------------------
                                                  2004      2003      2002      2001     2000*    1999**
                                                 -------   -------   -------   -------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 19.08   $ 19.04   $ 19.02   $ 18.24   $18.08   $18.51
                                                 -------   -------   -------   -------   ------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..............      .34       .48       .77      1.02      .88      .80
  Net realized and unrealized gain (loss)......     (.01)      .03       .06       .85      .07     (.34)
                                                 -------   -------   -------   -------   ------   ------
     Total income from operations..............      .33       .51       .83      1.87      .95      .46
                                                 -------   -------   -------   -------   ------   ------
DISTRIBUTIONS
  From net investment income...................     (.31)     (.47)     (.81)    (1.09)    (.79)    (.89)
                                                 -------   -------   -------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD.................  $ 19.10   $ 19.08   $ 19.04   $ 19.02   $18.24   $18.08
                                                 =======   =======   =======   =======   ======   ======
TOTAL RETURN (%)(b)............................     1.74      2.70      4.53     10.54     5.36     2.53
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).....  $23,181   $20,274   $17,516   $17,685   $9,898   $8,693
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)................      .88       .80       .77       .77      .89      .97
     Operating expenses, gross.................      .91       .97       .96       .91      .91      .97
     Net investment income (loss)(d)...........     1.76      2.52      4.04      5.48     5.77     5.05
  Portfolio turnover rate (%)(b)...............   131.57    187.92    163.86    260.94    92.31   177.08



  *   For the ten months ended October 31, 2000.


  **  For the period February 18, 1999 (commencement of sale) to December 31,
      1999.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SHORT DURATION BOND FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                 YEAR ENDED
                                      ------------------------------------------------------   DECEMBER 31,
                                         2004        2003       2002       2001      2000*         1999
                                      ----------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $    19.05   $  19.01   $  18.99   $  18.22   $  18.03     $  18.46
                                      ----------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...         .38        .52        .80       1.07        .91          .90
  Net realized and unrealized gain
     (loss).........................        (.01)       .03        .08        .83        .09         (.36)
                                      ----------   --------   --------   --------   --------     --------
     Total income from operations...         .37        .55        .88       1.90       1.00          .54
                                      ----------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income........        (.35)      (.51)      (.86)     (1.13)      (.81)        (.97)
                                      ----------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD......  $    19.07   $  19.05   $  19.01   $  18.99   $  18.22     $  18.03
                                      ==========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b).................        1.98       2.95       4.81      10.76       5.64         3.03
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).....................  $1,135,332   $958,064   $599,795   $401,137   $422,884     $447,590
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d).....         .63        .56        .52        .52        .64          .74
     Operating expenses, gross......         .66        .72        .71        .67        .66          .74
     Net investment income
       (loss)(d)....................        2.01       2.70       4.26       5.76       6.00         5.22
  Portfolio turnover rate (%)(b)....      131.57     187.92     163.86     260.94      92.31       177.08



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

TAX EXEMPT BOND FUND--CLASS E SHARES


                                                           FISCAL YEAR ENDING OCTOBER 31,
                                                     ------------------------------------------
                                                      2004     2003     2002     2001    2000*    1999**
                                                     ------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $22.06   $21.99   $21.81   $20.87   $20.47   $21.19
                                                     ------   ------   ------   ------   ------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..................     .69      .75      .78      .84      .71      .50
  Net realized and unrealized gain (loss)..........     .04      .06      .18      .95      .33     (.71)
                                                     ------   ------   ------   ------   ------   ------
     Total income from operations..................     .73      .81      .96     1.79     1.04     (.21)
                                                     ------   ------   ------   ------   ------   ------
DISTRIBUTIONS
  From net investment income.......................    (.69)    (.74)    (.78)    (.85)    (.64)    (.51)
                                                     ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD.....................  $22.10   $22.06   $21.99   $21.81   $20.87   $20.47
                                                     ======   ======   ======   ======   ======   ======
TOTAL RETURN (%)(b)................................    3.38     3.75     4.54     8.77     5.17     (.99)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........  $6,488   $5,849   $5,051   $6,398   $3,445   $2,854
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)....................     .78      .81      .83      .78      .89      .82
     Operating expenses, gross.....................     .78      .81      .83      .78      .89      .82
     Net investment income (loss)(d)...............    3.14     3.37     3.57     3.93     4.08     3.76
  Portfolio turnover rate (%)(b)...................   36.68    37.46    39.83    31.16    38.16   119.34



  *   For the ten months ended October 31, 2000.

  **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.
  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

TAX EXEMPT BOND FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDING OCTOBER 31,               YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $  22.03   $  21.96   $  21.79   $  20.84   $  20.42     $  21.39
                                       --------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)....       .75        .80        .83        .89        .75          .84
  Net realized and unrealized gain
     (loss)..........................       .03        .07        .18        .96        .33         (.95)
                                       --------   --------   --------   --------   --------     --------
     Total income from operations....       .78        .87       1.01       1.85       1.08         (.11)
                                       --------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income.........      (.74)      (.80)      (.84)      (.90)      (.66)        (.86)
                                       --------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD.......  $  22.07   $  22.03   $  21.96   $  21.79   $  20.84     $  20.42
                                       ========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b)..................      3.64       4.01       4.77       9.09       5.37         (.52)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $185,587   $144,402   $148,675   $140,352   $129,084     $123,960
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d)......       .53        .56        .57        .53        .64          .57
     Operating expenses, gross.......       .53        .56        .57        .53        .64          .57
     Net investment income
       (loss)(d).....................      3.39       3.62       3.84       4.21       4.32         3.99
  Portfolio turnover rate (%)(b).....     36.68      37.46      39.83      31.16      38.16       119.34



  *   For the ten months ended October 31, 2000.

  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.
  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Funds can also be found at www.Russell.com.

                            DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     Institutional Capital Corporation, 225 W. Wacker Drive, Suite 2400,
       Chicago, IL 60606.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO
       80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
       30326-3248.

     Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite
       1080, Wayne, PA 19087.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
       10019.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

                            QUANTITATIVE EQUITY FUND


     Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
       Philadelphia, PA 19102.


     Franklin Portfolio Associates, LLC, One Boston Place, 29th Floor, Boston,
       MA 02108.


     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.


     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

                           TAX-MANAGED LARGE CAP FUND

     Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the
       Stars, 2nd Floor, Los Angeles, CA 90067-4216.

     John A. Levin & Co., Inc., One Rockefeller Plaza, 25th Floor, New York, NY
       10020.

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
       York, NY 10036.

     Sands Capital Management, Inc., 1001--19th Street North, Suite 1450,
       Arlington, VA 22209.

                              SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
       10022-6067.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.

     Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA
       19312-2412.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.


     Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 2900,
       San Diego, CA 92101.


     Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 1000, Santa
       Monica, CA 90401-1190.


     TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New
       York, NY 10036-9998.


                        TAX-MANAGED MID & SMALL CAP FUND

     Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA
       19312-2412.

     Netols Asset Management, Inc., 1045 West Glen Oaks Lane Suite 201, Mequon,
       WI 53092.

     Parametric Portfolio Associates LLC, 1151 Fairview Avenue North, Seattle,
       WA 98109-4418.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

     Westcap Investors, LLC, 11111 Santa Monica Blvd., Suite 820, Los Angeles,
       CA 90025.

                               SELECT GROWTH FUND

     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San
       Mateo, CA 94402.


     Transamerica Investment Management, LLC, 4600 South Syracuse Street, Suite
       1100, Denver, CO 80237.


     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

                               SELECT VALUE FUND

     DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
       FL 32801.

     Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Netols Asset Management, Inc., 1045 W. Glen Oaks Lane, Mequon, WI 53092.

     Systematic Financial Management, L.P., 300 Frank W. Burr Boulevard,
       Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.

                          REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
       Lane, 16th Floor, Boston, MA 02210-2021.


     Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500,
       Chicago, IL 60606.


     INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
       Floor, Chicago IL 60611-1901.

                         INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
       10022.

     Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT
       06830-6378.

     Capital International, Inc., 11100 Santa Monica Blvd., 15th Floor, Los
       Angeles, CA 90025-3384.

     Fidelity Management & Research Company, 82 Devonshire Street, Mail Zone -
       V5B, Boston, MA 02109-3614.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
       Wilmington, DE 19801-1165.

     Mondrian Investment Partners Limited, 80 Cheapside, 3rd Floor, London EC2V
       6EE England.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.

     The Boston Company Asset Management, LLC, Mellon Financial Center One
       Boston Place, 14th Floor, Boston, MA 02108-4408.

                             EMERGING MARKETS FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
       Cambridge MA 02138.

     Genesis Asset Managers, LLP, P.O. Box 466 Barclays Court, Les Echelons, St.
       Peter Port, Guernsey, GY1 6AW Channel Islands.

     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

     Wells Capital Management Inc., 525 Market Street, 10th Floor, San
       Francisco, CA 94105.

                             DIVERSIFIED BOND FUND


     Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.


     Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive,
       Suite 2100, Chicago, IL 60606.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.


     Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA
       91101.


                            MULTISTRATEGY BOND FUND

     Bear Stearns Asset Management Inc. ("Bear Stearns"), 383 Madison Avenue,
       New York, NY10179.

     Delaware Management Company, a series of Delaware Management Business
       Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.

     Morgan Stanley Investment Management Inc., One Tower Bridge, 100 Front
       Street, Suite 1100,West Conshohocken, PA 19428-2881.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

                            SHORT DURATION BOND FUND

     Merganser Capital Management L.P., 99 High Street, Boston, MA 02110-2320.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

     STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA
       93013.

                              TAX EXEMPT BOND FUND

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Standish Mellon Asset Management Company LLC, One Boston Place, Boston, MA
       02108-4408.

     WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495

The Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at www.russell.com.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   CLASS E AND S SHARES:
   Diversified Equity Fund
   Quantitative Equity Fund
   Tax-Managed Large Cap Fund
   Special Growth Fund
   Tax-Managed Mid & Small Cap Fund
   Select Growth Fund
   Select Value Fund
   Real Estate Securities Fund
   International Securities Fund
   Emerging Markets Fund
   Diversified Bond Fund
   Multistrategy Bond Fund
   Short Duration Bond Fund
   Tax Exempt Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
(RUSSELL LOGO)                                                  36-08-060 (0305)

INSTITUTIONAL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY

INSTITUTIONAL FUNDS

PROSPECTUS
CLASS E AND I SHARES:
EQUITY I FUND
EQUITY Q FUND
EQUITY II FUND
SELECT GROWTH FUND
SELECT VALUE FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND
CLASS E AND S SHARES:
REAL ESTATE SECURITIES FUND
EMERGING MARKETS FUND
SHORT DURATION BOND FUND (formerly Short Term Bond Fund)

MARCH 1, 2005




909 A STREET, TACOMA, WA  98402 o 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                                  (RUSSELL LOGO)

                               TABLE OF CONTENTS


Risk/Return Summary........................................................    1
  Investment Objective, Principal Investment Strategies and Principal
     Risks.................................................................    1
  Performance..............................................................   10
  Fees and Expenses........................................................   22
The Purpose of the Funds--Multi-Style, Multi-Manager Diversification.......   24
Management of the Funds....................................................   25
The Money Managers.........................................................   26
Investment Objective and Investment Strategies.............................   28
Risks......................................................................   41
Portfolio Turnover.........................................................   47
Portfolio Disclosure.......................................................   48
Dividends and Distributions................................................   48
Taxes......................................................................   48
How Net Asset Value is Determined..........................................   49
Distribution and Shareholder Servicing Arrangements and Payments to
  Financial Intermediaries.................................................   51
How to Purchase Shares.....................................................   51
Exchange Privilege.........................................................   53
Right to Reject or Restrict Purchase and Exchange Orders...................   53
How to Redeem Shares.......................................................   55
Payment of Redemption Proceeds.............................................   56
Other Information About Share Transactions.................................   56
Financial Highlights.......................................................   58
Money Manager Information..................................................   80

                              RISK/RETURN SUMMARY

   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

EQUITY I FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY Q FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.


         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

       PRINCIPAL RISKS


         An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a Market-Oriented Style of security selection and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Market-Oriented Style of investing is subject to the risks associated with growth or value stocks, such as minimal dividends or stocks which turn out not to be undervalued. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY II FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity II Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R)Index.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:.

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Equity II Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Select Growth Fund invests primarily in large and medium capitalization stocks but generally invests 10-15% of its assets in small and micro capitalization stocks. Market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium, small and micro capitalization companies. The Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. The Fund generally defines small capitalization stocks as the stocks of the next 2000 largest companies in the US and micro capitalization stocks to be all stocks with a capitalization range of $300 million to $50 million. The Fund seeks to invest in stocks with above average growth rates and favorable earnings momentum.


         The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and earnings momentum. The managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, investing in securities of small and micro capitalization companies and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Growth company stocks may provide minimal dividends which could otherwise cushion stock prices in a market decline. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. These risks may be even more pronounced for micro capitalization companies as compared to small capitalization companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

SELECT VALUE FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The Select Value Fund invests primarily in large and medium capitalization value stocks but also generally invests 5 to 15% of its assets in small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, investing in securities of small capitalization companies and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Investments in value stocks may never have their intrinsic values realized by the market or may turn out not to have been undervalued. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS


         An investment in the International Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, investing in depositary receipts and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with international securities. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.


FIXED INCOME I FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Fixed Income I Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Fixed Income I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, corporate debt securities, mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Corporate debt securities have a higher risk of default than fixed income securities issued or guaranteed by the US government. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.


FIXED INCOME III FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income, and as a secondary objective, capital appreciation.

       PRINCIPAL INVESTMENT STRATEGIES

         The Fixed Income III Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS

         An investment in the Fixed Income III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or "junk bonds", involve higher risks, higher volatility and higher risk of default than investment grade bonds. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.


REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Real estate securities are also subject to the risks associated with direct ownership of real estate, such as declines in the value of real estate, changes in economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada,

         Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS


         An investment in the Emerging Markets Fund, like any investment, has risks which may be higher than other types of investments due to the higher risks associated with emerging markets investments. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, investing in depositary receipts and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with international securities. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.


SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.

         A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

         The Fund defines short duration as a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration.

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Short Duration Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or "junk bonds", involve higher risks, higher volatility and higher risk of default than investment grade bonds. Municipal obligations are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The value style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. Please refer to the "Risks" section later in this Prospectus for further details.


     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  PERFORMANCE

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of Class I Shares of the Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Select Growth and Select Value Funds, and of Class S Shares of the Emerging Markets, Short Duration Bond and Real Estate Securities Funds varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities, Select Growth and Select Value Funds, do not reflect deduction of investment management fees. The return for other Classes of Shares offered by the Funds (both before and after tax) may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class E Shares, as applicable, are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     Returns for Class E Shares of each Fund (other than the Select Growth and Select Value Funds) prior to the date the Fund first issued Class E Shares are those of the Fund's Class I or Class S Shares and therefore do not reflect deduction of shareholder servicing fees. The following Funds commenced operations of their Class E Shares on the following dates: Emerging Markets Fund September 22, 1998; Real Estate Securities Fund--November 4, 1996; Short Duration Bond Fund--February 18, 1999; and all other Funds--May 14, 1999. The Select Growth and Select Value Funds commenced operations on January 31, 2001.

     The returns shown for the Class E Shares of the Real Estate Securities Fund reflect the deduction of Rule 12b-1 distribution fees from the date that Fund's Class E Shares were first issued on November 4, 1996 until May 18, 1998. Effective May 18, 1998, Class E Shares of the Real Estate Securities Fund no longer charged Rule 12b-1 distribution fees, which had reduced returns prior to that date. The results shown have not been increased to reflect the effect of the elimination of those fees.

     Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                                 EQUITY I FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    (CHART)

                                                                             EQUITY I FUND
                                                                             -------------
1995                                                                             35.94%
1996                                                                             23.58%
1997                                                                             32.02%
1998                                                                             25.10%
1999                                                                             18.98%
2000                                                                            -10.46%
2001                                                                            -14.49%
2002                                                                            -22.12%
2003                                                                             29.23%
2004                                                                             11.58%


                               BEST QUARTER:  22.53% (4Q/98)


                               WORST QUARTER:  (16.77)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  11.35%       (3.20)%        10.84%

Return Before Taxes, Class I.................  11.58%       (2.97)%        10.99%

Return After Taxes on Distributions, Class
  I..........................................  11.20%       (3.42)%        (8.42)%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class I....................   7.51%       (2.74)%         8.23%

Russell 1000(R) Index........................  11.40%       (1.76)%        12.16%

                                 EQUITY Q FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    (CHART)

                                                                             EQUITY Q FUND
                                                                             -------------
1995                                                                             37.91%
1996                                                                             23.67%
1997                                                                             33.07%
1998                                                                             25.98%
1999                                                                             21.96%
2000                                                                             -7.30%
2001                                                                            -10.31%
2002                                                                            -22.61%
2003                                                                             29.77%
2004                                                                             10.72%


                               BEST QUARTER:  23.00% (4Q/98)


                               WORST QUARTER:  (17.20)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  10.46%       (1.79)%        12.26%

Return Before Taxes, Class I.................  10.72%       (1.55)%        12.41%

Return After Taxes on Distributions, Class
  I..........................................  10.30%       (2.14)%         9.83%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class I....................   6.96%       (1.61)%         9.58%

Russell 1000(R) Index........................  11.40%       (1.76)%        12.16%

                                 EQUITY II FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    (CHART)

                                                                            EQUITY II FUND
                                                                            --------------
1995                                                                             28.67%
1996                                                                             18.51%
1997                                                                             28.66%
1998                                                                              0.70%
1999                                                                             22.60%
2000                                                                              9.40%
2001                                                                             -1.93%
2002                                                                            -18.98%
2003                                                                             46.69%
2004                                                                             14.51%


                               BEST QUARTER:  23.15% (2Q/03)


                               WORST QUARTER:  (21.69)% (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  14.30%        7.64%         13.32%

Return Before Taxes, Class I.................  14.51%        7.86%         13.45%

Return After Taxes on Distributions, Class
  I..........................................  11.28%        6.18%         10.84%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class I....................  11.10%        5.94%         10.39%

Russell 2500(TM) Index.......................  18.29%        8.35%         13.75%

Russell 2000(R) Index........................  18.33%        6.61%         11.53%

                               SELECT GROWTH FUND

                              Annual Total Returns
                        (for the year ended December 31)
                                    Class I

                                    (CHART)

                                                                          SELECT GROWTH FUND
                                                                          ------------------
2002                                                                            -30.17%
2003                                                                             39.96%
2004                                                                              6.56%


                               BEST QUARTER:  18.33% (4Q/01)


                               WORST QUARTER:  (22.43)% (3Q/01)



AVERAGE ANNUAL TOTAL RETURNS                                  SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       INCEPTION*
---------------------------------------        ------       ----------

Return Before Taxes, Class E.................  6.08%         (6.52)%

Return Before Taxes, Class I.................  6.56%         (6.14)%

Return After Taxes on Distributions, Class
  I..........................................  6.56%         (6.14)%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class I....................  4.26%         (5.15)%

Russell 1000(R) Growth Index.................  6.30%         (7.39)%


*   The Select Growth Fund commenced operations on January 31, 2001.

                               SELECT VALUE FUND

                              Annual Total Returns
                        (for the year ended December 31)
                                    Class I

                                    (CHART)

                                                                           SELECT VALUE FUND
                                                                           -----------------
2002                                                                            -18.73%
2003                                                                             32.72%
2004                                                                             16.21%


                               BEST QUARTER:  16.80% (2Q/03)


                               WORST QUARTER:  (17.57)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                  SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       INCEPTION*
---------------------------------------        ------       ----------

Return Before Taxes, Class E.................  15.78%         3.68%

Return Before Taxes, Class I.................  16.21%         4.09%

Return After Taxes on Distributions, Class
  I..........................................  15.79%         3.68%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class I....................  10.54%         3.24%

Russell 1000(R) Value Index..................  16.49%         4.84%


*   The Select Value Fund commenced operations on January 31, 2001.

                               INTERNATIONAL FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    (CHART)

                                                                     INTERNATIONAL FUND
                                                                     ------------------
1995                                                                        10.71%
1996                                                                         7.98%
1997                                                                         0.58%
1998                                                                        13.52%
1999                                                                        30.46%
2000                                                                       -11.35%
2001                                                                       -21.80%
2002                                                                       -15.74%
2003                                                                        38.72%
2004                                                                        17.40%


                               BEST QUARTER:  20.31% (2Q/03)


                               WORST QUARTER:  (20.45)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  17.15%       (1.19)%        5.28%

Return Before Taxes, Class I.................  17.40%       (0.99)%        5.41%

Return After Taxes on Distributions, Class
  I..........................................  16.72%       (1.76)%        4.26%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class I....................  11.44%       (1.20)%        4.13%

MSCI EAFE Index..............................  20.70%       (0.80)%        5.94%

                              FIXED INCOME I FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    (CHART)

                                                                          FIXED INCOME I FUND
                                                                          -------------------
1995                                                                             18.03%
1996                                                                              3.75%
1997                                                                              9.42%
1998                                                                              8.37%
1999                                                                             -1.04%
2000                                                                             11.51%
2001                                                                              8.09%
2002                                                                              9.57%
2003                                                                              4.27%
2004                                                                              4.36%


                               BEST QUARTER:  5.78% (2Q/95)


                               WORST QUARTER:  (2.27)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  4.04%         7.22%         7.36%

Return Before Taxes, Class I.................  4.36%         7.51%         7.51%

Return After Taxes on Distributions, Class
  I..........................................  2.50%         5.13%         4.97%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class I....................  3.02%         5.03%         4.89%

Lehman Brothers Aggregate Bond Index.........  4.34%         7.71%         7.72%



30-DAY YIELDS AS OF DECEMBER 31, 2004
-------------------------------------

Class E......................................  3.04%

Class I......................................  3.29%


     To obtain current yield information, please call 1-800-787-7354.

                             FIXED INCOME III FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    (CHART)

                                                                         FIXED INCOME III FUND
                                                                         ---------------------
1995                                                                             17.99%
1996                                                                              4.88%
1997                                                                              9.64%
1998                                                                              6.80%
1999                                                                             -0.29%
2000                                                                             10.31%
2001                                                                              7.62%
2002                                                                              8.67%
2003                                                                              7.40%
2004                                                                              4.83%


                               BEST QUARTER:  6.10% (2Q/95)


                               WORST QUARTER:  (1.95)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  4.57%         7.49%         7.55%

Return Before Taxes, Class I.................  4.83%         7.74%         7.69%

Return After Taxes on Distributions, Class
  I..........................................  3.69%         5.56%         5.19%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class I....................  3.21%         5.29%         5.04%

Lehman Brothers Aggregate Bond Index.........  4.34%         7.71%         7.72%



30-DAY YIELDS AS OF DECEMBER 31, 2004
-------------------------------------

Class E......................................  3.34%

Class I......................................  3.59%


     To obtain current yield information, please call 1-800-787-7354.

                          REAL ESTATE SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                      REAL ESTATE SECURITIES FUND
                                                                      ---------------------------
1995                                                                             10.87%
1996                                                                             36.81%
1997                                                                             18.99%
1998                                                                            -15.94%
1999                                                                              0.54%
2000                                                                             29.36%
2001                                                                              7.68%
2002                                                                              3.31%
2003                                                                             37.28%
2004                                                                             35.13%


                               BEST QUARTER:  18.83% (4Q/96)


                               WORST QUARTER:  (10.26)% (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  34.82%       21.37%         14.75%

Return Before Taxes, Class S.................  35.13%       21.67%         15.06%

Return After Taxes on Distributions, Class
  S..........................................  31.55%       19.23%         12.27%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  24.33%       17.64%         11.53%

NAREIT Equity REIT Index.....................  31.57%       21.95%         14.81%

                             EMERGING MARKETS FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                         EMERGING MARKETS FUND
                                                                         ---------------------
1995                                                                             -8.21%
1996                                                                             12.26%
1997                                                                             -3.45%
1998                                                                            -27.57%
1999                                                                             49.03%
2000                                                                            -30.76%
2001                                                                             -3.38%
2002                                                                             -7.51%
2003                                                                             58.19%
2004                                                                             27.89%


                               BEST QUARTER:  27.94% (4Q/99)


                               WORST QUARTER:  (22.05)% (3Q/01)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  27.61%        4.40%         2.88%

Return Before Taxes, Class S.................  27.89%        4.59%         3.00%

Return After Taxes on Distributions, Class
  S..........................................  27.83%        4.39%         2.76%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  18.52%        3.87%         2.47%

MSCI Emerging Markets Index..................  25.95%        4.62%         3.30%

                            SHORT DURATION BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                       SHORT DURATION BOND FUND
                                                                       ------------------------
1995                                                                             9.95%
1996                                                                             4.76%
1997                                                                             6.02%
1998                                                                             6.09%
1999                                                                             3.03%
2000                                                                             7.63%
2001                                                                             8.30%
2002                                                                             6.31%
2003                                                                             2.45%
2004                                                                             1.22%


                               BEST QUARTER:  3.16% (3Q/01)


                               WORST QUARTER:  (1.08)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class E.................  0.97%         4.87%         5.38%

Return Before Taxes, Class S.................  1.22%         5.14%         5.54%

Return After Taxes on Distributions, Class
  S..........................................  0.53%         3.53%         3.55%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  0.80%         3.39%         3.48%

Merrill Lynch 1-2.99 Years Treasury Index....  0.91%         4.93%         5.71%



30-DAY YIELDS AS OF DECEMBER 31, 2004
-------------------------------------

Class E......................................  3.04%

Class S......................................  3.29%


     To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          MAXIMUM SALES
                                          MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                                          CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                                           IMPOSED ON      REINVESTED         CHARGE       REDEMPTION   EXCHANGE
                                            PURCHASES       DIVIDENDS         (LOAD)         FEES*        FEES
                                          -------------   -------------   --------------   ----------   --------
All Funds, Classes E, I and S...........      None            None             None           None        None


* Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                      OTHER EXPENSES                                        TOTAL NET
                                                        (INCLUDING        TOTAL GROSS                        ANNUAL
                                                    ADMINISTRATIVE FEES   ANNUAL FUND    FEE WAIVERS AND      FUND
                                         ADVISORY     AND SHAREHOLDER      OPERATING         EXPENSE        OPERATING
                                           FEE        SERVICING FEES)      EXPENSES     REIMBURSEMENTS***   EXPENSES
                                         --------   -------------------   -----------   -----------------   ---------
CLASS E SHARES*
  Equity I Fund**......................   0.55%            0.40%             0.95%           (0.02)%          0.93%
  Equity Q Fund**......................   0.55%            0.37%             0.92%           (0.02)%          0.90%
  Equity II Fund**.....................   0.70%            0.39%             1.09%           (0.02)%          1.07%
  Select Growth Fund#..................   0.80%            0.74%             1.54%           (0.18)%          1.36%
  Select Value Fund#...................   0.70%            0.69%             1.39%            0.00%           1.39%
  International Fund**.................   0.70%            0.49%             1.19%           (0.02)%          1.17%
  Fixed Income I Fund**................   0.25%            0.40%             0.65%           (0.02)%          0.63%
  Fixed Income III Fund**..............   0.50%            0.46%             0.96%           (0.02)%          0.94%
  Real Estate Securities Fund..........   0.80%            0.56%             1.36%            0.00%           1.36%
  Emerging Markets Fund**..............   1.15%            0.97%             2.12%            0.00%           2.12%
  Short Duration Bond Fund**...........   0.45%            0.46%             0.91%            0.00%           0.91%
CLASS I SHARES
  Equity I Fund**......................   0.55%            0.17%             0.72%           (0.02)%          0.70%
  Equity Q Fund**......................   0.55%            0.14%             0.69%           (0.02)%          0.67%
  Equity II Fund**.....................   0.70%            0.20%             0.90%           (0.02)%          0.88%
  Select Growth Fund#..................   0.80%            0.40%             1.20%           (0.25)%          0.95%
  Select Value Fund#...................   0.70%            0.25%             0.95%            0.00%           0.95%
  International Fund**.................   0.70%            0.25%             0.95%           (0.02)%          0.93%
  Fixed Income I Fund**................   0.25%            0.14%             0.39%           (0.02)%          0.37%
  Fixed Income III Fund**..............   0.50%            0.22%             0.72%           (0.02)%          0.70%
CLASS S SHARES
  Real Estate Securities Fund..........   0.80%            0.31%             1.11%            0.00%           1.11%
  Emerging Markets Fund**..............   1.15%            0.72%             1.87%            0.00%           1.87%
  Short Duration Bond Fund**...........   0.45%            0.21%             0.66%            0.00%           0.66%


* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.


** "Fee Waivers and Expense Reimbursements" have been restated to reflect fee waivers and expense reimbursements not expected to be paid during the fiscal year ending October 31, 2005.



*** For the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, FRIMCo has contractually agreed to waive 0.02% of its administrative fees.


# For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class E and Class I exceed 1.40% and 0.95%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class E and Class I to 1.40% and 0.95%, respectively.

    For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class E and Class I exceed 1.40% and 0.95%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class E and Class I to 1.40% and 0.95%, respectively.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in FRIC's Money Market Fund are 0.10% (net of fee waivers and reimbursements).

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2006. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods, other than the administrative fee waiver which is taken into account for all years in the periods.


     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
CLASS E SHARES
  Equity I Fund.............................................   $ 95     $297     $  515     $1,142
  Equity Q Fund.............................................     92      288        500      1,109
  Equity II Fund............................................    109      340        589      1,303
  Select Growth Fund........................................    138      468        822      1,818
  Select Value Fund.........................................    142      441        761      1,669
  International Fund........................................    119      372        644      1,420
  Fixed Income I Fund.......................................     64      201        350        785
  Fixed Income III Fund.....................................     96      300        520      1,155
  Real Estate Securities Fund...............................    138      431        745      1,636
  Emerging Markets Fund.....................................    215      664      1,139      2,452
  Short Duration Bond Fund..................................     93      291        505      1,120
CLASS I SHARES
  Equity I Fund.............................................   $ 72     $225     $  391     $  871
  Equity Q Fund.............................................     68      213        372        833
  Equity II Fund............................................     90      281        487      1,083
  Select Growth Fund........................................     97      356        635      1,431
  Select Value Fund.........................................     97      303        526      1,167
  International Fund........................................     95      297        515      1,142
  Fixed Income I Fund.......................................     38      119        207        467
  Fixed Income III Fund.....................................     72      225        391        871
CLASS S SHARES
  Real Estate Securities Fund...............................   $113     $353     $  612     $1,353
  Emerging Markets Fund.....................................    190      588      1,011      2,192
  Short Duration Bond Fund..................................     67      210        367        822

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain banks (including bank trust departments), registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

     Three functions form the core of Russell's consulting services:

     - Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     - Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     - Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.


     The FRIC Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.


     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

                            MANAGEMENT OF THE FUNDS


     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers as more fully described below. Each of the Fund's money managers makes investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

     FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo develops the investment programs for each Fund, selects, subject to approval of the Funds' Board, money managers for the Funds, allocates Fund assets among the money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manager to another.

     FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds (the "FRIMCo Managers") are:


     - Bruce A. Eidelson, Portfolio Manager since 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.


     - Robert E. Hall, Portfolio Manager since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo. Mr. Hall has primary responsibility for the management of the Emerging Markets Fund.


     - Jeffrey T. Hussey, Head of US Fixed Income since March 2003. Mr. Hussey has also been a Portfolio Manager since 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst. Mr. Hussey has primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.


     - Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.


     - Jill F. Johnson, Portfolio Manager since May 2004 and Senior Investment Officer since March 2000. From 1995 to 2000, Ms. Johnson was the Principal of JF Johnson Consulting in Seattle and Los Angeles. Ms. Johnson has primary responsibility for the management of the Equity Aggressive Strategy, Aggressive

       Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Tax-Managed Global Equity Funds.


     - James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

     - Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. From 1993 to 1999 he was Director of Equity Research. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

     - Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Equity II and Special Growth Funds.

     - Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff has primary responsibility for the management of the Short Duration Bond and Tax Exempt Bond Funds.


     - Stephen W. Skatrud, Portfolio Manager since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. Mr. Skatrud has primary responsibility for the management of the Select Growth, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


     - Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

     Please see the Funds' Statement of Additional Information for additional information about the FRIMCo Managers' compensation, other accounts managed by the FRIMCo Managers and the FRIMCo Managers' ownership of securities in the Funds.


     In the last fiscal year, the aggregate annual rate of advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Equity I Fund, 0.59%; Equity Q Fund, 0.60%; Equity II Fund, 0.75%; Select Growth Fund, 0.67%; Select Value Fund, 0.75%; International Fund, 0.75%; Fixed Income I Fund, 0.30%; Fixed Income III Fund, 0.55%; Real Estate Securities Fund, 0.85%; Emerging Markets Fund, 1.16%; and Short Duration Bond Fund, 0.47%. The annual rate of administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was 0.05% for the Select Growth, Select Value, Real Estate Securities, Emerging Markets and Short Duration Bond Funds. For the remaining Funds, the annual rate of administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was 0.05% until September 15, 2004 and 0.03% after September 15, 2004.


     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending April 30, 2005.

                               THE MONEY MANAGERS


     Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


     Each money manager has complete discretion to select portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                            INVESTMENT OBJECTIVE AND
                             INVESTMENT STRATEGIES

     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

EQUITY I FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EQUITY Q FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. The Fund emphasizes stocks that are deemed attractive based upon the quantitative models and factors that the managers' research has found to be predictive of positive excess returns over the long term and may include both growth and value securities.


         Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities it believes most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

         The Fund's money managers typically use a variety of quantitative models and techniques to rank the relative attractiveness of the securities. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EQUITY II FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $4 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SELECT GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Select Growth Fund invests primarily in large and medium capitalization stocks but generally invests 10-15% of its assets in small and micro capitalization stocks. Market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium, small and micro capitalization companies. The Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The Fund generally defines small capitalization stocks as the stocks of the next 2000 largest companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $1.5 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Generally, the Fund considers micro capitalization stocks to be all stocks with a capitalization range of $300 million to $50 million. The Fund seeks to invest in stocks with above average growth rates and favorable earnings momentum.


         The Fund invests in a broad array of companies that are either currently experiencing, or are expected by the money managers to experience, attractive earnings growth and earnings momentum. The managers of the Fund attempt to identify growth opportunities. Such perceived opportunities may be based on proprietary company research conducted by the managers, broad demographic, regulatory, or political changes that the managers have identified that may spur more attractive earnings growth at select companies, proprietary screens or other means.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SELECT VALUE FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The Select Value Fund invests primarily in large and medium capitalization value stocks but also generally invests 5 to 15% of its assets in small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The Fund generally defines small capitalization stocks as the stocks of the next 2000 largest companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $1.5 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund invests in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


         The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

INTERNATIONAL FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.

         The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


         The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.


         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

FIXED INCOME I FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Fixed Income I Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.


       ADDITIONAL INVESTMENT STRATEGIES

         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

FIXED INCOME III FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income, and as a secondary objective, capital appreciation.

       PRINCIPAL INVESTMENT STRATEGIES

         The Fixed Income III Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

         The Fund invests in common stocks, and to a limited extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

         Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         From time to time, the Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction. The Fund may also occasionally invest in rights, warrants and convertible fixed-income securities.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund defines short duration as a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

         The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following tables describe types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

                                PRINCIPAL RISKS


        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
MULTI-MANAGER APPROACH                 The investment styles employed by a Fund's money  All Funds managers may not be complementary. The interplay
                                       of the various strategies employed by a Fund's
                                       multiple money managers may result in a Fund
                                       holding a concentration of certain types of
                                       securities. This concentration may be beneficial
                                       or detrimental to a Fund's performance depending
                                       upon the performance of those securities and the
                                       overall economic environment. The money managers
                                       selected for a Fund may underperform the market
                                       generally or other money managers that could
                                       have been selected for that Fund. The
                                       multi-manager approach could increase a Fund's
                                       portfolio turnover rates, realization of capital
                                       gains or losses, brokerage commissions and other
                                       transaction costs.

EQUITY SECURITIES

     - Common Stocks                   The value of common stocks will rise and fall in  Equity I
                                       response to the activities of the company that    Equity II
                                       issued the stock, general market conditions       Equity Q
                                       and/or economic conditions. If an issuer is       International
                                       liquidated or declares bankruptcy, the claims of  Emerging Markets
                                       owners of bonds will take precedence over the     Real Estate Securities
                                       claims of owners of common stocks.                Select Growth
                                                                                         Select Value

     - Value Stocks                    Investments in value stocks are subject to the    Equity I
                                       risks of common stocks, as well as the risks      Equity II
                                       that (i) their intrinsic values may never be      International
                                       realized by the market or (ii) such stock may     Emerging Markets
                                       turn out not to have been undervalued.            Select Value

     - Growth Stocks                   Investments in growth stocks are subject to the   Equity I
                                       risks of common stocks. Growth company stocks     Equity II
                                       generally provide minimal dividends which could   International
                                       otherwise cushion stock prices in a market        Emerging Markets
                                       decline. The value of growth company stocks may   Select Growth
                                       rise and fall significantly based, in part, on
                                       investors' perceptions of the company, rather
                                       than on fundamental analysis of the stocks.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Market-Oriented Investments     Market-oriented investments are subject to the    Equity I
                                       risks of common stocks, as well as the risks      Equity II
                                       associated with growth and value stocks.          Equity Q
                                                                                         International
                                                                                         Emerging Markets

     - Securities of Small and Micro   Investments in securities of small                Equity II (small-cap risk only)
       Capitalization Companies        capitalization companies are subject to the       Select Growth (small- and
                                       risks of common stocks. Investments in small and  micro-cap risk)
                                       micro capitalization companies may involve        Select Value (small-cap risk
                                       greater risks because these companies generally   only)
                                       have a limited track record. Small and micro
                                       capitalization companies often have narrower
                                       markets, more limited managerial and financial
                                       resources and a less diversified product
                                       offering than larger, more established
                                       companies. These risks may be even more
                                       pronounced for micro capitalization companies as
                                       compared to small capitalization companies.
                                       Micro capitalization company stocks are also
                                       more likely to suffer from significant
                                       diminished market liquidity. As a result of
                                       these factors, the performance of small and
                                       micro capitalization companies can be more
                                       volatile, which may increase the volatility of a
                                       Fund's portfolio.

     - Preferred Stocks                Investments in preferred stocks are subject to    Emerging Markets
                                       the risks of common stocks, as well as the risk   International
                                       that interest rates will rise and make the fixed
                                       dividend feature, if any, less appealing to
                                       investors. Preferred stock does not usually have
                                       voting rights.

FIXED-INCOME SECURITIES                Prices of fixed-income securities rise and fall   Short Duration Bond
                                       in response to interest rate changes. Generally,  Fixed Income I when interest rates rise, prices of fixed-income  Fixed Income III securities fall. The longer the duration of the
                                       security, the more sensitive the security is to
                                       this risk. A 1% increase in interest rates would
                                       reduce the value of a $100 note by approximately
                                       one dollar if it had a one-year duration. There
                                       is also a risk that fixed income securities will
                                       be downgraded in credit rating or go into
                                       default. Lower-rated bonds, and bonds with
                                       larger final maturities, generally have higher
                                       credit risks.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Non-Investment Grade            Although lower rated debt securities generally    Short Duration Bond
       Fixed-Income Securities ("Junk  offer a higher yield than higher rated debt       Fixed Income III
       Bonds")                         securities, they involve higher risks, higher
                                       volatility and higher risk of default than
                                       investment grade bonds. They are especially
                                       subject to:

                                            - Adverse changes in general economic
                                              conditions and in the industries in which
                                              their issuers are engaged,

                                            - Changes in the financial condition of
                                              their issuers and

                                            - Price fluctuations in response to changes
                                              in interest rates

                                       As a result, issuers of lower rated debt
                                       securities are more likely than other issuers to
                                       miss principal and interest payments or to
                                       default which could result in a loss to a Fund.

     - Government Issued or            Bonds guaranteed by a government are subject to   Short Duration Bond
       Guaranteed Securities           inflation risk and price depreciation risk.       Fixed Income I
                                       Bonds issued by non-US governments are also       Fixed Income III
                                       subject to default risk. These risks could
                                       result in losses to a Fund.

INTERNATIONAL SECURITIES               A Fund's return and net asset value may be        International
                                       significantly affected by political or economic   Emerging Markets
                                       conditions and regulatory requirements in a       Short Duration Bond
                                       particular country. Non-US markets, economies     Fixed Income I
                                       and political systems may be less stable than US  Fixed Income III markets, and changes in exchange rates of
                                       foreign currencies can affect the value of a
                                       Fund's foreign assets. Non-US laws and
                                       accounting standards typically are not as
                                       comprehensive as they are in the US and there
                                       may be less public information available about
                                       foreign companies. Non-US securities markets may
                                       be less liquid and have fewer transactions than
                                       US securities markets. Additionally,
                                       international markets may experience delays and
                                       disruptions in securities settlement procedures
                                       for a Fund's portfolio securities.

     - Non-US Debt Securities          A Fund's non-US debt securities are typically     Short Duration Bond
                                       obligations of sovereign governments and          Fixed Income I
                                       corporations. To the extent that a Fund invests   Fixed Income III
                                       a significant portion of its assets in a
                                       concentrated geographic area like Eastern Europe
                                       or Asia, the Fund will generally have more
                                       exposure to regional economic risks associated
                                       with foreign investments.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Emerging Market Countries       Investments in emerging or developing markets     Emerging Markets
                                       involve exposure to economic structures that are
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

     - Instruments of US and Foreign   Non-US corporations and banks issuing dollar      Short Duration Bond
       Banks and Branches and Foreign  denominated instruments in the US are not         Fixed Income I
       Corporations, Including Yankee  necessarily subject to the same regulatory        Fixed Income III
       Bonds                           requirements that apply to US corporations and
                                       banks, such as accounting, auditing and
                                       recordkeeping standards, the public availability
                                       of information and, for banks, reserve
                                       requirements, loan limitations and examinations.
                                       This complicates efforts to analyze these
                                       securities, and may increase the possibility
                                       that a non-US corporation or bank may become
                                       insolvent or otherwise unable to fulfill its
                                       obligations on these instruments.

DERIVATIVES (E.G. FUTURES CONTRACTS,   If a Fund incorrectly forecasts interest rates    Short Duration Bond
OPTIONS ON FUTURES, CURRENCY, CREDIT   in using derivatives, the Fund could lose money.  Fixed Income I
OR INTEREST RATE SWAPS)                Price movements of a futures contract, option or  Fixed Income III structured note may not be identical to price
                                       movements of portfolio securities or a
                                       securities index resulting in the risk that,
                                       when a Fund buys a futures contract or option as
                                       a hedge, the hedge may not be effective.
                                       Furthermore, regulatory requirements for the
                                       Funds to set aside assets to meet their
                                       obligations with respect to derivatives may
                                       result in a Fund being unable to purchase or
                                       sell securities when it would otherwise be
                                       favorable to do so, or in a Fund needing to sell
                                       securities at a disadvantageous time. A Fund may
                                       also be unable to close out its derivatives
                                       positions when desired.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
REAL ESTATE SECURITIES                 Just as real estate values go up and down, the    Real Estate Securities
                                       value of the securities of companies involved in
                                       the industry, and in which a Fund invests, also
                                       fluctuates. A Fund that invests in real estate
                                       securities is also subject to the risks
                                       associated with direct ownership of real estate.
                                       Additional risks include declines in the value
                                       of real estate, changes in general and local
                                       economic and real estate market conditions,
                                       increases in property taxes or other operating
                                       expenses and changes in tax laws and interest
                                       rates. The value of securities of companies that
                                       service the real estate industry may also be
                                       affected by such risks.

     - REITs                           REITs may be affected by changes in the value of  Real Estate Securities the underlying properties owned by the REITs and
                                       by the quality of tenants' credit. Moreover, the
                                       underlying portfolios of REITs may not be
                                       diversified, and therefore subject to the risk
                                       of investing in a limited number of properties.
                                       REITs are also dependent upon management skills
                                       and are subject to heavy cash flow dependency,
                                       defaults by tenants, self-liquidation and the
                                       possibility of failing either to qualify for
                                       tax-free pass-through of income under federal
                                       tax laws or to maintain their exemption from
                                       certain federal securities laws.

MUNICIPAL OBLIGATIONS                  Municipal obligations are affected by economic,   Short Duration Bond
                                       business or political developments. These
                                       securities may be subject to provisions of
                                       litigation, bankruptcy and other laws affecting
                                       the rights and remedies of creditors, or may
                                       become subject to future laws extending the time
                                       for payment of principal and/or interest, or
                                       limiting the rights of municipalities to levy
                                       taxes.

MORTGAGE OR ASSET BACKED SECURITIES    Prepayment of principal on mortgage and asset     Short Duration Bond
                                       backed securities may expose a Fund to a lower    Fixed Income I
                                       rate of return upon reinvestment of principal.    Fixed Income III
                                       Also, if a security subject to prepayment has
                                       been purchased at a premium, in the event of
                                       prepayment the value of the premium would be
                                       lost. A Fund that purchases mortgage backed
                                       securities is subject to certain additional
                                       risks. Rising interest rates tend to extend the
                                       duration of mortgage backed securities, making
                                       them more sensitive to changes in interest
                                       rates. As a result, in a period of rising
                                       interest rates, a Fund that holds mortgage
                                       backed securities may exhibit additional
                                       volatility. This is known as extension risk.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
DEPOSITARY RECEIPTS                    Depositary receipts are securities traded on a    International Emerging Markets
                                       local stock exchange that represent interests in
                                       securities issued by a foreign publicly-listed
                                       company. They may be affected by the risks
                                       associated with international securities, such
                                       as changes in political or economic conditions
                                       of other countries and changes in the exchange
                                       rates of foreign currencies. The value of
                                       depositary receipts will rise and fall in
                                       response to the activities of the company that
                                       issued the securities represented by the
                                       depositary receipts, general market conditions
                                       and/ or economic conditions. Also, if there is a
                                       rise in demand for the underlying security and
                                       it becomes less available to the market, the
                                       price of the depositary receipt may rise,
                                       causing the Fund to pay a premium in order to
                                       obtain the desired depositary receipt.

                                                    ADDITIONAL RISKS

REPURCHASE AGREEMENTS                  Under a repurchase agreement, a bank or broker    Short Duration Bond
                                       sells securities to a Fund and agrees to          Fixed Income I
                                       repurchase them at the Fund's cost plus           Fixed Income III
                                       interest. If the value of the securities
                                       declines and the bank or broker defaults on its
                                       repurchase obligation, a Fund could incur a
                                       loss.

EXPOSING CASH RESERVES TO APPROPRIATE  By exposing its cash reserves to the performance  All Funds
MARKETS                                of appropriate markets by purchasing equity
                                       securities (in the case of equity funds) or
                                       fixed income securities (in the case of fixed
                                       income funds) and/or derivatives, a Fund's
                                       performance tends to correlate more closely to
                                       the performance of that market as a whole.
                                       However, the market performance of these
                                       instruments may not correlate precisely to the
                                       performance of the corresponding market. This
                                       approach increases a Fund's performance if the
                                       particular market rises and reduces a Fund's
                                       performance if the particular market declines.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
EMERGING MARKET COUNTRIES              Investments in emerging or developing markets     International
                                       involve exposure to economic structures that are
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

ILLIQUID SECURITIES                    An illiquid security is one without an active     Equity II
                                       secondary market, making it difficult for an      Emerging Markets
                                       owner of the security to sell it. A Fund with an  Real Estate Securities
                                       investment in an illiquid security may not be     Select Growth
                                       able to sell the security quickly and at a fair   Select Value
                                       price, which could cause the Fund to realize
                                       losses on the security if the security is sold
                                       at a price lower than that at which it had been
                                       valued. An illiquid security may also have large
                                       price volatility.

USE OF MODELS                          Models are constructed with the expectation that  Equity Q they will be predictive of positive excess
                                       returns over the long term, but are not likely
                                       to be consistently predictive of positive excess
                                       returns over the short term. This may cause a
                                       Fund's short-term investment performance to vary
                                       significantly from the long-term performance
                                       predicted by the models used for investment
                                       purposes.

SECURITIES LENDING                     If a borrower of a Fund's securities fails        All Funds
                                       financially, the Fund's recovery of the loaned
                                       securities may be delayed or the Fund may lose
                                       its rights to the collateral which could result
                                       in a loss to a Fund.


                               PORTFOLIO TURNOVER

     The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                              PORTFOLIO DISCLOSURE

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

DECLARED                    PAYABLE                             FUNDS
--------          ----------------------------   ------------------------------------
Quarterly.......  Mid: April, July, October      Equity I, Equity Q, Real Estate
                  and December                   Securities, Short Duration Bond,
                                                 Fixed Income I, Fixed Income III and
                                                 Select Value Funds

Annually........  Mid-December                   International, Emerging Markets,
                                                 Equity II and Select Growth Funds

CAPITAL GAINS DISTRIBUTIONS


     The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


BUYING A DIVIDEND

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

AUTOMATIC REINVESTMENT

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A

Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-US corporations.


     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.


     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also, for that same three-year period US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


     When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

     If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity Q, Real Estate Securities, Select Growth or Select Value Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


     The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund's assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.

VALUATION OF PORTFOLIO SECURITIES


     The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.


     Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

     - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

     - US over-the-counter equities: Official closing price; last bid price if no closing price;

     - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

     - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

     - Futures: Settlement price.


     If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.



     This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.


     Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS
                    AND PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Equity I, Equity II, Equity Q, International, Fixed Income I, Fixed Income III, Select Growth and Select Value Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class I Shares. The Emerging Markets, Short Duration Bond and Real Estate Securities Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class S Shares.

     CLASS E SHARES participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay daily fees equal to 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     CLASS I AND CLASS S SHARES do not participate in the shareholder servicing plan.


     Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds pursuant to the Funds' shareholder servicing plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Funds' fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.


     In addition to the foregoing payments, FRIMCo or the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.


     FRIMCo or the Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.


     To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.

     Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or FRIMCo.

                             HOW TO PURCHASE SHARES


     Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     MINIMUM INVESTMENT FOR THE EQUITY I, EQUITY Q, EQUITY II, INTERNATIONAL, FIXED INCOME I AND FIXED INCOME III FUNDS. For each of the Class E and Class I Shares of these Funds, there is a $100,000 minimum initial investment for each account in each Fund.

     MINIMUM INVESTMENT FOR THE SELECT GROWTH AND SELECT VALUE FUNDS. There is currently no required minimum initial investment for the Class E Shares of these Funds. For Class I Shares of these Funds, there is a minimum initial investment of $100,000 for each account in each Fund.

     MINIMUM INVESTMENT FOR THE REAL ESTATE SECURITIES, EMERGING MARKETS AND SHORT DURATION BOND FUNDS. There is currently no required minimum initial investment for the Class E and Class S Shares of these Funds.

     If a Fund detects a pattern of trading that appears to be designed to evade the minimum initial investment requirement, the Fund reserves the right to close the account. Each Fund reserves the right to close any account invested in Class E, Class I or Class S Shares whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.


     If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to FRIMCo, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.


     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in net asset value between the trade date and the settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     CUSTOMER IDENTIFICATION PROGRAM: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification numbers and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

OFFERING DATES AND TIMES

     Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

AUTOMATED INVESTMENT PROGRAM


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES

     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

SYSTEMATIC EXCHANGE PROGRAM

     If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

                          RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS


     The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, a Fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interests. In the event that a Fund rejects or cancels an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. The Funds' frequent trading policies have been approved by the Funds' Board of Trustees.


FREQUENT TRADING POLICIES AND LIMITATIONS ON TRADING ACTIVITY

     Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Do not invest in the Funds if you are a frequent trader or a market-timer. The Funds are intended for long-term investors.

     The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

     The Funds (other than those with a principal investment strategy of investing in fixed income securities) have a tiered approach to monitoring for impermissible frequent trading (i.e. frequent trading considered by the Funds not to be for long-term investment purposes). First, for all Funds with a principal investment strategy of investing in US or foreign equity securities, the Funds monitor for redemptions made within 60 days of purchase on a "first-in, first-out" basis. Second, for all Funds with a principal investment strategy of investing in foreign equity securities or small cap equity securities, the Funds monitor for a "round trip" trade in a 30 day period. A round trip is a purchase or exchange into a Fund and a subsequent redemption or exchange out of a Fund (or vice versa).

     If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Funds will take the following steps:

     - Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.

     - If a potential impermissible frequent trading pattern has been identified, the Funds will contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if a third round trip is detected, the Funds will again contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if another round trip occurs, the Funds will generally exercise their right to restrict, reject or cancel all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Funds may not be in the best interest of the Fund or its shareholders, the Funds will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

     The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict, reject or cancel purchase and exchange orders as described above.

     These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Funds' ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.


     The Funds will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Funds to detect and curtail frequent trading practices for a significant percentage of a Fund's shareholders, depending on the structure of a Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.


     Currently, Funds that have principal investment strategies to invest in fixed income securities are not considered to have the same risks associated with frequent trading as equity funds. However, these Funds or their agents will take the steps described above to curtail any frequent trading activity that is identified.

RISKS OF FREQUENT TRADING

     Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Funds use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

     Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

     Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

LIMITATIONS ON THE ABILITY TO DETECT AND CURTAIL FREQUENT TRADING

     The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

     - Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

     - The ability of the Funds and their agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.

     - The Funds also generally receive purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.

     - Omnibus account arrangements are common forms of holding Fund shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with a Fund. Generally, in these circumstances, the identities of individual shareholders are not known to a Fund.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

REDEMPTION DATES AND TIMES

     Redemption requests must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

SYSTEMATIC WITHDRAWAL PROGRAM

     If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

     You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.


                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

WRITTEN INSTRUCTIONS

     The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

     - The Fund name and account number

     - Details related to the transaction including type and amount

     - Signatures of all owners exactly as registered on the account

     - Any supporting legal documentation that may be required

RESPONSIBILITY FOR FRAUD


     Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


SIGNATURE GUARANTEE

     Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

IN-KIND EXCHANGE OF SECURITIES

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

REDEMPTION IN-KIND


     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


UNCASHED CHECKS

     Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REGISTRATION OF FUND ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables represents the Financial Highlights for the Funds' Class E, I or S Shares, as applicable, for the periods shown.

EQUITY I FUND--CLASS E SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 25.75   $ 21.46   $ 25.25   $ 35.21   $ 37.51   $ 38.01
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)...........      .16       .15       .12       .15       .11       .13
  Net realized and unrealized gain (loss)....     1.82      4.28     (3.69)    (9.62)    (1.64)     3.11
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............     1.98      4.43     (3.57)    (9.47)    (1.53)     3.24
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income.................     (.17)     (.14)     (.16)     (.13)     (.14)     (.12)
  From net realized gain.....................       --        --        --      (.36)     (.63)    (3.62)
  Tax return of capital......................       --        --      (.06)       --        --        --
                                               -------   -------   -------   -------   -------   -------
     Total distributions.....................     (.17)     (.14)     (.22)     (.49)     (.77)    (3.74)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 27.56   $ 25.75   $ 21.46   $ 25.25   $ 35.21   $ 37.51
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%) (b).........................     7.69     20.79    (14.26)   (27.13)    (4.02)     8.97
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $33,143   $32,632   $19,476   $30,646   $43,171   $49,284
  Ratios to average net assets (%) (c):
     Operating expenses, net (d).............      .94       .99       .98       .92       .96       .95
     Operating expenses, gross...............      .96       .99       .98       .92       .96       .95
     Net investment income (loss) (d)........      .61       .68       .49       .51       .38       .57
  Portfolio turnover rate (%) (b)............   129.94    115.73    130.46    144.94    144.37    111.56



  *   For the ten months ended October 31, 2000.


  **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EQUITY I FUND--CLASS I SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,                 YEAR ENDED
                                            ------------------------------------------------------   DECEMBER 31,
                                              2004       2003       2002       2001       2000*          1999
                                            --------   --------   --------   --------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD......  $  25.72   $  21.44   $  25.23   $  35.21   $    37.46    $    35.17
                                            --------   --------   --------   --------   ----------    ----------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).........       .23        .21        .19        .22          .19           .27
  Net realized and unrealized gain
     (loss)...............................      1.82       4.26      (3.70)     (9.63)       (1.63)         6.18
                                            --------   --------   --------   --------   ----------    ----------
     Total income from operations.........      2.05       4.47      (3.51)     (9.41)       (1.44)         6.45
                                            --------   --------   --------   --------   ----------    ----------
DISTRIBUTIONS
  From net investment income..............      (.23)      (.19)      (.20)      (.21)        (.18)         (.28)
  From net realized gain..................        --         --         --       (.36)        (.63)        (3.88)
  Tax return of capital...................        --         --       (.08)        --           --            --
                                            --------   --------   --------   --------   ----------    ----------
     Total distributions..................      (.23)      (.19)      (.28)      (.57)        (.81)        (4.16)
                                            --------   --------   --------   --------   ----------    ----------
NET ASSET VALUE, END OF PERIOD............  $  27.54   $  25.72   $  21.44   $  25.23   $    35.21    $    37.46
                                            ========   ========   ========   ========   ==========    ==========
TOTAL RETURN (%)(b).......................      7.99      21.02     (14.04)    (26.98)       (3.80)        18.98
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)...........................  $697,537   $580,055   $588,901   $813,827   $1,456,456    $1,632,783
  Ratios to average net assets (%) (c):
     Operating expenses, net(d)...........       .71        .75        .74        .71          .69           .69
     Operating expenses, gross............       .72        .75        .74        .71          .69           .69
     Net investment income (loss) (d).....       .84        .92        .74        .72          .64           .72
  Portfolio turnover rate (%)(b)..........    129.94     115.73     130.46     144.94       144.37        111.56



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EQUITY Q FUND--CLASS E SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 30.10   $ 24.90   $ 29.75   $ 40.70   $ 41.58   $ 42.99
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)............      .23       .22       .17       .20       .13       .14
  Net realized and unrealized gain (loss)....     2.24      5.18     (4.81)    (9.75)     (.12)     4.35
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............     2.47      5.40     (4.64)    (9.55)      .01      4.49
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income.................     (.25)     (.20)     (.21)     (.17)     (.13)     (.24)
  From net realized gain.....................       --        --        --     (1.23)     (.76)    (5.66)
                                               -------   -------   -------   -------   -------   -------
     Total distributions.....................     (.25)     (.20)     (.21)    (1.40)     (.89)    (5.90)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 32.32   $ 30.10   $ 24.90   $ 29.75   $ 40.70   $ 41.58
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(b)..........................     8.22     21.76    (15.70)   (23.98)      .17     11.01
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $47,570   $40,924   $17,503   $21,979   $25,205   $30,746
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..............      .92       .94       .94       .89       .95       .94
     Operating expenses, gross...............      .93       .94       .94       .89       .96       .94
     Net investment income (loss)(d).........      .71       .80       .58       .58       .39       .55
  Portfolio turnover rate (%)(b).............   102.51    114.72     71.16     79.24     59.91     90.16



  *   For the ten months ended October 31, 2000.


  **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EQUITY Q FUND--CLASS I SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                   YEAR ENDED
                                    ----------------------------------------------------------   DECEMBER 31,
                                       2004        2003       2002       2001        2000*           1999
                                    ----------   --------   --------   --------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................  $    30.10   $  24.89   $  29.75   $  40.69    $    41.55     $    40.22
                                    ----------   --------   --------   --------    ----------     ----------
INCOME FROM OPERATIONS
  Net investment income
     (loss)(a)....................         .30        .27        .24        .26           .22            .34
  Net realized and unrealized gain
     (loss).......................        2.24       5.19      (4.82)     (9.72)         (.11)          8.03
                                    ----------   --------   --------   --------    ----------     ----------
     Total income from
       operations.................        2.54       5.46      (4.58)     (9.46)          .11           8.37
                                    ----------   --------   --------   --------    ----------     ----------
DISTRIBUTIONS
  From net investment income......        (.32)      (.25)      (.28)      (.25)         (.21)          (.38)
  From net realized gain..........          --         --         --      (1.23)         (.76)         (6.66)
                                    ----------   --------   --------   --------    ----------     ----------
     Total distributions..........        (.32)      (.25)      (.28)     (1.48)         (.97)         (7.04)
                                    ----------   --------   --------   --------    ----------     ----------
NET ASSET VALUE, END OF PERIOD....  $    32.32   $  30.10   $  24.89   $  29.75    $    40.69     $    41.55
                                    ==========   ========   ========   ========    ==========     ==========
TOTAL RETURN (%)(b)...............        8.46      22.04     (15.50)    (23.82)          .40          21.96
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)...................  $1,018,806   $822,548   $854,495   $983,176    $1,355,536     $1,363,336
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d)...         .69        .72        .70        .70           .68            .69
     Operating expenses, gross....         .69        .72        .70        .70           .68            .69
     Net investment income
       (loss)(d)..................         .94       1.02        .82        .77           .66            .80
  Portfolio turnover rate
     (%)(b).......................      102.51     114.72      71.16      79.24         59.91          90.16



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EQUITY II FUND--CLASS E SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 36.12   $ 25.54   $ 28.24   $ 38.33   $ 35.71   $ 31.37
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)............      .04       .01       .02       .12       .03       .02
  Net realized and unrealized gain (loss)....     3.12     10.65     (2.65)    (5.36)     3.32      5.99
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............     3.16     10.66     (2.63)    (5.24)     3.35      6.01
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income.................       --      (.08)     (.07)     (.07)     (.02)     (.01)
  From net realized gain.....................       --        --        --     (4.78)     (.71)    (1.66)
                                               -------   -------   -------   -------   -------   -------
     Total distributions.....................       --      (.08)     (.07)    (4.85)     (.73)    (1.67)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 39.28   $ 36.12   $ 25.54   $ 28.24   $ 38.33   $ 35.71
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(b)..........................     8.72     41.88     (9.37)   (14.86)     9.49     19.55
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $80,542   $46,901   $25,874   $29,647   $35,498   $33,525
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..............     1.09      1.12      1.12      1.08      1.13      1.17
     Operating expenses, gross...............     1.09      1.12      1.12      1.09      1.13      1.17
     Net investment income (loss)(d).........      .09       .04       .07       .37       .10       .09
  Portfolio turnover rate (%)(b).............   125.94    132.27    126.57    134.79    137.51    111.89



  *   For the ten months ended October 31, 2000.


  **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EQUITY II FUND--CLASS I SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $  36.19   $  25.59   $  28.29   $  38.35   $  35.71     $  30.94
                                       --------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)....       .10        .06        .08        .18        .11          .10
  Net realized and unrealized gain
     (loss)..........................      3.15      10.66      (2.65)     (5.37)      3.33         6.68
                                       --------   --------   --------   --------   --------     --------
     Total income from operations....      3.25      10.72      (2.57)     (5.19)      3.44         6.78
                                       --------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income.........      (.05)      (.12)      (.13)      (.09)      (.09)        (.10)
  From net realized gain.............        --         --         --      (4.78)      (.71)       (1.91)
                                       --------   --------   --------   --------   --------     --------
     Total distributions.............      (.05)      (.12)      (.13)     (4.87)      (.80)       (2.01)
                                       --------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD.......  $  39.39   $  36.19   $  25.59   $  28.29   $  38.35     $  35.71
                                       ========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b)..................      8.98      42.08      (9.17)    (14.69)      9.73        22.60
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $674,280   $606,333   $464,113   $584,718   $769,096     $752,530
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d)......       .90        .94        .92        .90        .88          .92
     Operating expenses, gross.......       .90        .94        .92        .90        .88          .92
     Net investment income
       (loss)(d).....................       .27        .22        .27        .55        .35          .31
  Portfolio turnover rate (%)(b).....    125.94     132.27     126.57     134.79     137.51       111.89



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SELECT GROWTH FUND--CLASS E SHARES


                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                              ----------------------------------
                                                               2004     2003     2002     2001*
                                                              ------   ------   -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 7.03   $ 5.31   $  6.68   $10.00
                                                              ------   ------   -------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................    (.05)    (.04)     (.04)    (.02)
  Net realized and unrealized gain (loss)...................     .10     1.76     (1.33)   (3.30)
                                                              ------   ------   -------   ------
     Total income from operations...........................     .05     1.72     (1.37)   (3.32)
                                                              ------   ------   -------   ------
NET ASSET VALUE, END OF PERIOD..............................  $ 7.08   $ 7.03   $  5.31   $ 6.68
                                                              ======   ======   =======   ======
TOTAL RETURN (%)(b).........................................     .71    32.39    (20.51)  (33.20)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $5,749   $4,865   $ 2,814   $2,714
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................    1.36     1.26      1.16     1.29
     Operating expenses, gross..............................    1.54     1.79      1.87     2.05
     Net investment income (loss)(d)........................    (.65)    (.62)     (.58)    (.45)
  Portfolio turnover rate (%)(b)............................  134.00   149.76    212.37   169.36



  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SELECT GROWTH FUND--CLASS I SHARES


                                                                  FISCAL YEAR ENDED OCTOBER 31,
                                                              -------------------------------------
                                                               2004      2003      2002      2001*
                                                              -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  7.10   $  5.35   $  6.71   $ 10.00
                                                              -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(e)........................     (.02)     (.02)     (.02)       --
  Net realized and unrealized gain (loss)...................      .11      1.77     (1.34)    (3.29)
                                                              -------   -------   -------   -------
     Total income from operations...........................      .09      1.75     (1.36)    (3.29)
                                                              -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..............................  $  7.19   $  7.10   $  5.35   $  6.71
                                                              =======   =======   =======   =======
TOTAL RETURN (%)(b).........................................     1.13     32.71    (20.27)   (32.90)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $60,006   $32,003   $18,150   $21,044
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................      .95       .93       .89       .89
     Operating expenses, gross..............................     1.20      1.58      1.65      1.75
     Net investment income (loss)(d)........................     (.23)     (.31)     (.31)     (.03)
  Portfolio turnover rate (%)(b)............................   134.00    149.76    212.37    169.36



  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  (e) Less than $.01 per share for the period ended October 31, 2001.

SELECT VALUE FUND--CLASS E SHARES


                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                              ----------------------------------
                                                               2004     2003     2002     2001*
                                                              ------   ------   -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 9.05   $ 7.46   $  8.53   $10.00
                                                              ------   ------   -------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................     .05      .06       .06      .05
  Net realized and unrealized gain (loss)...................    1.23     1.58     (1.07)   (1.48)
                                                              ------   ------   -------   ------
     Total income from operations...........................    1.28     1.64     (1.01)   (1.43)
                                                              ------   ------   -------   ------
DISTRIBUTIONS
  From net investment income................................    (.05)    (.05)     (.06)    (.04)
                                                              ------   ------   -------   ------
NET ASSET VALUE, END OF PERIOD..............................  $10.28   $ 9.05   $  7.46   $ 8.53
                                                              ======   ======   =======   ======
TOTAL RETURN (%)(b).........................................   14.31    22.01    (11.86)  (14.33)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $9,167   $7,778   $ 3,314   $3,155
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................    1.39     1.21      1.04     1.25
     Operating expenses, gross..............................    1.39     1.48      1.43     1.85
     Net investment income (loss)(d)........................     .55      .77       .70      .76
  Portfolio turnover rate (%)(b)............................   96.07   105.71     92.95    71.75



  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SELECT VALUE FUND--CLASS I SHARES


                                                                  FISCAL YEAR ENDED OCTOBER 31,
                                                              --------------------------------------
                                                                2004      2003      2002      2001*
                                                              --------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $   9.07   $  7.46   $  8.54   $ 10.00
                                                              --------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........................       .10       .08       .08       .09
  Net realized and unrealized gain (loss)...................      1.22      1.61     (1.07)    (1.48)
                                                              --------   -------   -------   -------
     Total income from operations...........................      1.32      1.69      (.99)    (1.39)
                                                              --------   -------   -------   -------
DISTRIBUTIONS
  From net investment income................................      (.09)     (.08)     (.09)     (.07)
                                                              --------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..............................  $  10.30   $  9.07   $  7.46   $  8.54
                                                              ========   =======   =======   =======
TOTAL RETURN (%)(b).........................................     14.77     22.60    (11.72)   (13.92)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $102,396   $74,600   $35,169   $28,983
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............................       .95       .90       .79       .79
     Operating expenses, gross..............................       .95      1.23      1.22      1.48
     Net investment income (loss)(d)........................      1.00      1.12       .95      1.25
  Portfolio turnover rate (%)(b)............................     96.07    105.71     92.95     71.75



  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

INTERNATIONAL FUND--CLASS E SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 31.22   $ 24.71   $ 28.34   $ 39.51   $ 46.68   $ 39.07
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)............      .38       .30       .16       .28       .53       .24
  Net realized and unrealized gain (loss)....     4.29      6.59     (3.75)    (9.53)    (6.26)     9.73
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............     4.67      6.89     (3.59)    (9.25)    (5.73)     9.97
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income.................     (.74)     (.38)     (.04)       --        --      (.38)
  From net realized gain.....................       --        --        --     (1.92)    (1.44)    (1.98)
                                               -------   -------   -------   -------   -------   -------
     Total distributions.....................     (.74)     (.38)     (.04)    (1.92)    (1.44)    (2.36)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 35.15   $ 31.22   $ 24.71   $ 28.34   $ 39.51   $ 46.68
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(b)..........................    15.20     28.33    (12.68)   (24.54)   (12.59)    25.87
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $35,442   $24,163   $11,965   $19,449   $25,984   $30,541
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..............     1.19      1.26      1.31      1.26      1.28      1.27
     Operating expenses, gross...............     1.20      1.26      1.32      1.26      1.28      1.27
     Net investment income (loss)(d).........     1.13      1.14       .57       .82      1.50       .92
  Portfolio turnover rate (%)(b).............    81.19     79.40     87.84    111.84    105.17    118.99



  *   For the ten months ended October 31, 2000.


  **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

INTERNATIONAL FUND--CLASS I SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                 YEAR ENDED
                                      ------------------------------------------------------   DECEMBER 31,
                                        2004       2003       2002       2001       2000*          1999
                                      --------   --------   --------   --------   ----------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $  31.20   $  24.74   $  28.38   $  39.60   $    46.67    $    38.03
                                      --------   --------   --------   --------   ----------    ----------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...       .46        .36        .26        .34          .64           .43
  Net realized and unrealized gain
     (loss).........................      4.29       6.53      (3.78)     (9.52)       (6.27)        10.93
                                      --------   --------   --------   --------   ----------    ----------
     Total income from operations...      4.75       6.89      (3.52)     (9.18)       (5.63)        11.36
                                      --------   --------   --------   --------   ----------    ----------
DISTRIBUTIONS
  From net investment income........      (.79)      (.43)      (.12)      (.12)          --          (.48)
  From net realized gain............        --         --         --      (1.92)       (1.44)        (2.24)
                                      --------   --------   --------   --------   ----------    ----------
     Total distributions............      (.79)      (.43)      (.12)     (2.04)       (1.44)        (2.72)
                                      --------   --------   --------   --------   ----------    ----------
NET ASSET VALUE, END OF PERIOD......  $  35.16   $  31.20   $  24.74   $  28.38   $    39.60    $    46.67
                                      ========   ========   ========   ========   ==========    ==========
TOTAL RETURN (%)(b).................     15.47      28.37     (12.46)    (24.37)      (12.38)        30.46
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).....................  $915,469   $597,650   $527,791   $658,920   $1,104,284    $1,263,676
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d).....       .95       1.06       1.07       1.06         1.00          1.00
     Operating expenses, gross......       .96       1.06       1.07       1.06         1.00          1.00
     Net investment income
       (loss)(d)....................      1.36       1.38        .92       1.00         1.76          1.07
  Portfolio turnover rate (%)(b)....     81.19      79.40      87.84     111.84       105.17        118.99



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

FIXED INCOME I FUND--CLASS E SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               -----------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 22.12   $ 22.15   $ 22.32   $ 20.79   $ 20.30   $ 21.25
                                               -------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)............      .63       .72       .90      1.19      1.07        74
  Net realized and unrealized gain (loss)....      .48       .36       .17      1.58       .40      (.81)
                                               -------   -------   -------   -------   -------   -------
     Total income from operations............     1.11      1.08      1.07      2.77      1.47      (.07)
                                               -------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income.................     (.69)     (.67)     (.97)    (1.24)     (.98)     (.88)
  From net realized gain.....................     (.66)     (.44)     (.27)       --        --        --
                                               -------   -------   -------   -------   -------   -------
     Total distributions.....................    (1.35)    (1.11)    (1.24)    (1.24)     (.98)     (.88)
                                               -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...............  $ 21.88   $ 22.12   $ 22.15   $ 22.32   $ 20.79   $ 20.30
                                               =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(b)..........................     5.22      5.01      5.10     13.72      7.36      (.32)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $27,515   $27,009   $27,576   $35,123   $33,322   $35,950
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)..............      .65       .67       .64       .61       .67       .66
     Operating expenses, gross...............      .66       .67       .66       .61       .68       .66
     Net investment income (loss)(d).........     2.88      3.25      4.17      5.51      6.31      5.79
  Portfolio turnover rate (%)(b).............   153.79    184.29    165.28    188.97    117.94    138.69



  *   For the ten months ended October 31, 2000.


  **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

FIXED INCOME I FUND--CLASS I SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $  22.11   $  22.15   $  22.32   $  20.79   $  20.27    $    21.76
                                       --------   --------   --------   --------   --------    ----------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)....       .68        .78        .96       1.24       1.13          1.28
  Net realized and unrealized gain
     (loss)..........................       .49        .35        .17       1.58        .39         (1.50)
                                       --------   --------   --------   --------   --------    ----------
     Total income from operations....      1.17       1.13       1.13       2.82       1.52          (.22)
                                       --------   --------   --------   --------   --------    ----------
DISTRIBUTIONS
  From net investment income.........      (.75)      (.73)     (1.03)     (1.29)     (1.00)        (1.25)
  From net realized gain.............      (.66)      (.44)      (.27)        --         --          (.02)
                                       --------   --------   --------   --------   --------    ----------
     Total distributions.............     (1.41)     (1.17)     (1.30)     (1.29)     (1.00)        (1.27)
                                       --------   --------   --------   --------   --------    ----------
NET ASSET VALUE, END OF PERIOD.......  $  21.87   $  22.11   $  22.15   $  22.32   $  20.79    $    20.27
                                       ========   ========   ========   ========   ========    ==========
TOTAL RETURN (%)(b)..................      5.52       5.26       5.38      13.98       7.63         (1.04)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $752,229   $639,846   $713,210   $827,324   $902,895    $1,051,362
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d)......       .39        .41        .38        .39        .40           .39
     Operating expenses, gross.......       .40        .41        .38        .39        .40           .39
     Net investment income
       (loss)(d).....................      3.15       3.50       4.42       5.75       6.59          6.05
  Portfolio turnover rate (%)(b).....    153.79     184.29     165.28     188.97     117.94        138.69



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

FIXED INCOME III FUND--CLASS E SHARES


                                                           FISCAL YEAR ENDED OCTOBER 31,
                                                     ------------------------------------------
                                                      2004     2003     2002     2001    2000*    1999**
                                                     ------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $10.67   $10.11   $10.37   $ 9.77   $ 9.61   $10.12
                                                     ------   ------   ------   ------   ------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..................     .28      .38      .40      .57      .51      .35
  Net realized and unrealized gain (loss)..........     .31      .52     (.05)     .61      .11     (.43)
                                                     ------   ------   ------   ------   ------   ------
     Total income from operations..................     .59      .90      .35     1.18      .62     (.08)
                                                     ------   ------   ------   ------   ------   ------
DISTRIBUTIONS
  From net investment income.......................    (.38)    (.34)    (.61)    (.58)    (.46)    (.43)
  From net realized gain...........................    (.18)      --       --       --       --       --
                                                     ------   ------   ------   ------   ------   ------
     Total distributions...........................    (.56)    (.34)    (.61)    (.58)    (.46)    (.43)
                                                     ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD.....................  $10.70   $10.67   $10.11   $10.37   $ 9.77   $ 9.61
                                                     ======   ======   ======   ======   ======   ======
TOTAL RETURN (%)(b)................................    5.65     9.05     3.61    12.47     6.55     (.83)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........  $7,489   $6,481   $5,912   $6,037   $5,362   $2,367
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)....................     .96     1.00      .97      .93      .99      .94
     Operating expenses, gross.....................     .96     1.00      .98      .94     1.15      .94
     Net investment income (loss)(d)...............    2.64     3.61     4.00     5.66     6.37     5.63
  Portfolio turnover rate (%)(b)...................  195.68   266.11   231.09   165.41   108.08   131.38



  *   For the ten months ended October 31, 2000.


  **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

FIXED INCOME III FUND--CLASS I SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $  10.65   $  10.09   $  10.36   $   9.76   $   9.59     $  10.22
                                       --------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)....       .30        .40        .42        .59        .53          .59
  Net realized and unrealized gain
     (loss)..........................       .32        .52       (.06)       .63        .11         (.62)
                                       --------   --------   --------   --------   --------     --------
     Total income from operations....       .62        .92        .36       1.22        .64         (.03)
                                       --------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income.........      (.40)      (.36)      (.63)      (.62)      (.47)        (.60)
  From net realized gain.............      (.18)        --         --         --         --           --
                                       --------   --------   --------   --------   --------     --------
     Total distributions.............      (.58)      (.36)      (.63)      (.62)      (.47)        (.60)
                                       --------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD.......  $  10.69   $  10.65   $  10.09   $  10.36   $   9.76     $   9.59
                                       ========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b)..................      5.99       9.27       3.84      12.76       6.75         (.29)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $461,966   $297,726   $306,550   $408,341   $456,160     $467,268
  Ratios to average net assets
     (%)(c):
     Operating expenses, net (d).....       .72        .78        .76        .72        .73          .69
     Operating expenses, gross.......       .72        .78        .76        .72        .74          .69
     Net investment income
       (loss)(d).....................      2.85       3.83       4.22       5.87       6.58         5.91
  Portfolio turnover rate (%)(b).....    195.68     266.11     231.09     165.41     108.08       131.38



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

REAL ESTATE SECURITIES FUND--CLASS E SHARES


                                                     FISCAL YEAR ENDED OCTOBER 31,             YEAR ENDED
                                             ----------------------------------------------   DECEMBER 31,
                                              2004      2003      2002      2001     2000*        1999
                                             -------   -------   -------   -------   ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $ 34.24   $ 26.72   $ 27.14   $ 26.07   $22.76      $24.27
                                             -------   -------   -------   -------   ------      ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..........      .75      1.34      1.32      1.38      .98        1.28
  Net realized and unrealized gain
     (loss)................................    10.04      7.60      (.06)     1.03     3.14       (1.24)
                                             -------   -------   -------   -------   ------      ------
     Total income from operations..........    10.79      8.94      1.26      2.41     4.12         .04
                                             -------   -------   -------   -------   ------      ------
DISTRIBUTIONS
  From net investment income...............    (1.47)    (1.31)    (1.68)    (1.34)    (.81)      (1.55)
  From net realized gain...................     (.01)     (.11)       --        --       --          --
                                             -------   -------   -------   -------   ------      ------
     Total distributions...................    (1.48)    (1.42)    (1.68)    (1.34)    (.81)      (1.55)
                                             -------   -------   -------   -------   ------      ------
NET ASSET VALUE, END OF PERIOD.............  $ 43.55   $ 34.24   $ 26.72   $ 27.14   $26.07      $22.76
                                             =======   =======   =======   =======   ======      ======
TOTAL RETURN (%)(b)........................    32.00     34.21      4.27      9.23    18.24         .30
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)............................  $29,436   $16,651   $10,661   $11,415   $9,094      $7,134
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)............     1.37      1.43      1.46      1.42     1.41        1.39
     Operating expenses, gross.............     1.37      1.62      1.82      1.42     1.41        1.39
     Net investment income (loss)(d).......     1.95      4.46      4.54      4.96     4.78        5.42
  Portfolio turnover rate (%)(b)...........    38.04     46.09     67.70     44.50    53.30       42.69



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

REAL ESTATE SECURITIES FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                 YEAR ENDED
                                      ------------------------------------------------------   DECEMBER 31,
                                         2004        2003       2002       2001      2000*         1999
                                      ----------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $    34.51   $  26.89   $  27.31   $  26.22   $  22.86     $  24.44
                                      ----------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...         .87       1.42       1.41       1.46       1.04         1.30
  Net realized and unrealized gain
     (loss).........................       10.09       7.67       (.06)      1.03       3.15        (1.20)
                                      ----------   --------   --------   --------   --------     --------
     Total income from operations...       10.96       9.09       1.35       2.49       4.19          .10
                                      ----------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income........       (1.56)     (1.36)     (1.77)     (1.40)      (.83)       (1.68)
  From net realized gain............        (.01)      (.11)        --         --         --           --
                                      ----------   --------   --------   --------   --------     --------
     Total distributions............       (1.57)     (1.47)     (1.77)     (1.40)      (.83)       (1.68)
                                      ----------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD......  $    43.90   $  34.51   $  26.89   $  27.31   $  26.22     $  22.86
                                      ==========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b).................       32.30      34.58       4.55       9.48      18.53          .55
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).....................  $1,171,513   $830,448   $598,133   $607,280   $669,529     $589,300
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d).....        1.11       1.18       1.19       1.17       1.16         1.14
     Operating expenses, gross......        1.11       1.18       1.19       1.18       1.16         1.14
     Net investment income
       (loss)(d)....................        2.23       4.66       4.82       5.19       5.00         5.41
  Portfolio turnover rate (%)(b)....       38.04      46.09      67.70      44.50      53.30        42.69



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EMERGING MARKETS FUND--CLASS E SHARES


                                                      FISCAL YEAR ENDED OCTOBER 31,            YEAR ENDED
                                              ---------------------------------------------   DECEMBER 31,
                                               2004      2003     2002     2001      2000*        1999
                                              -------   ------   ------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........  $ 10.98   $ 7.41   $ 7.01   $  9.24   $ 12.51      $ 8.48
                                              -------   ------   ------   -------   -------      ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...........      .09      .09     (.02)      .02      (.03)       (.04)
  Net realized and unrealized gain (loss)...     2.15     3.49      .42     (2.25)    (3.20)       4.14
                                              -------   ------   ------   -------   -------      ------
     Total income from operations...........     2.24     3.58      .40     (2.23)    (3.23)       4.10
                                              -------   ------   ------   -------   -------      ------
DISTRIBUTIONS
  From net investment income................     (.29)    (.01)      --        --      (.04)       (.07)
                                              -------   ------   ------   -------   -------      ------
NET ASSET VALUE, END OF PERIOD..............  $ 12.93   $10.98   $ 7.41   $  7.01   $  9.24      $12.51
                                              =======   ======   ======   =======   =======      ======
TOTAL RETURN (%)(b).........................    20.88    48.39     5.71    (24.13)   (25.90)      48.71
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).............................  $14,169   $9,598   $6,478   $ 6,959   $ 6,388      $6,314
  Ratios to average net assets (%)(c):
     Operating expenses, net(d).............     2.07     2.36     2.38      2.33      2.16        2.17
     Operating expenses, gross..............     2.12     2.37     2.38      2.33      2.17        2.17
     Net investment income (loss)(d)........      .75     1.02     (.29)      .21      (.30)       (.40)
  Portfolio turnover rate (%)(b)............    82.02    95.13    90.21     83.74     73.11       94.85



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EMERGING MARKETS FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $  10.98   $   7.43   $   7.05   $   9.25   $  12.52     $   8.48
                                       --------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income
     (loss)(a)(e)....................       .12        .11         --        .04         --          .03
  Net realized and unrealized gain
     (loss)..........................      2.15       3.48        .40      (2.24)     (3.21)        4.10
                                       --------   --------   --------   --------   --------     --------
     Total income from operations....      2.27       3.59        .40      (2.20)     (3.21)        4.13
                                       --------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income.........      (.31)      (.04)      (.02)        --       (.06)        (.09)
                                       --------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD.......  $  12.94   $  10.98   $   7.43   $   7.05   $   9.25     $  12.52
                                       ========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b)..................     21.22      48.27       5.91     (23.89)    (25.79)       49.03
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $549,626   $386,560   $263,563   $273,486   $359,201     $430,794
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d)......      1.83       2.11       2.14       2.09       1.91         1.91
     Operating expenses, gross.......      1.87       2.11       2.14       2.09       1.92         1.91
     Net investment income
       (loss)(d).....................      1.00       1.30       (.02)       .44       (.02)         .26
  Portfolio turnover rate (%)(b).....     82.02      95.13      90.21      83.74      73.11        94.85



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  (e) Less than $.01 per share for the periods ended October 31, 2002 and October 31, 2000.

SHORT DURATION BOND FUND--CLASS E SHARES


                                                         FISCAL YEAR ENDED OCTOBER 31,
                                                 ----------------------------------------------
                                                  2004      2003      2002      2001     2000*    1999**
                                                 -------   -------   -------   -------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 19.08   $ 19.04   $ 19.02   $ 18.24   $18.08   $18.51
                                                 -------   -------   -------   -------   ------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..............      .34       .48       .77      1.02      .88      .80
  Net realized and unrealized gain (loss)......     (.01)      .03       .06       .85      .07     (.34)
                                                 -------   -------   -------   -------   ------   ------
     Total income from operations..............      .33       .51       .83      1.87      .95      .46
                                                 -------   -------   -------   -------   ------   ------
DISTRIBUTIONS
  From net investment income...................     (.31)     (.47)     (.81)    (1.09)    (.79)    (.89)
                                                 -------   -------   -------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD.................  $ 19.10   $ 19.08   $ 19.04   $ 19.02   $18.24   $18.08
                                                 =======   =======   =======   =======   ======   ======
TOTAL RETURN (%)(b)............................     1.74      2.70      4.53     10.54     5.36     2.53
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).....  $23,181   $20,274   $17,516   $17,685   $9,898   $8,693
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)................      .88       .80       .77       .77      .89      .97
     Operating expenses, gross.................      .91       .97       .96       .91      .91      .97
     Net investment income (loss)(d)...........     1.76      2.52      4.04      5.48     5.77     5.05
  Portfolio turnover rate (%)(b)...............   131.57    187.92    163.86    260.94    92.31   177.08



  *   For the ten months ended October 31, 2000.


  **  For the period February 18, 1999 (commencement of sale) to December 31,
      1999.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

SHORT DURATION BOND FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                 YEAR ENDED
                                      ------------------------------------------------------   DECEMBER 31,
                                         2004        2003       2002       2001      2000*         1999
                                      ----------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $    19.05   $  19.01   $  18.99   $  18.22   $  18.03     $  18.46
                                      ----------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...         .38        .52        .80       1.07        .91          .90
  Net realized and unrealized
     gain (loss)....................        (.01)       .03        .08        .83        .09         (.36)
                                      ----------   --------   --------   --------   --------     --------
     Total income from operations...         .37        .55        .88       1.90       1.00          .54
                                      ----------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income........        (.35)      (.51)      (.86)     (1.13)      (.81)        (.97)
                                      ----------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD......  $    19.07   $  19.05   $  19.01   $  18.99   $  18.22     $  18.03
                                      ==========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b).................        1.98       2.95       4.81      10.76       5.64         3.03
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).....................  $1,135,332   $958,064   $599,795   $401,137   $422,884     $447,590
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d).....         .63        .56        .52        .52        .64          .74
     Operating expenses, gross......         .66        .72        .71        .67        .66          .74
     Net investment income
       (loss)(d)....................        2.01       2.70       4.26       5.76       6.00         5.22
  Portfolio turnover rate (%)(b)....      131.57     187.92     163.86     260.94      92.31       177.08



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Funds can also be found at www.Russell.com.

                                 EQUITY I FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     Institutional Capital Corporation, 225 W. Wacker Drive, Suite 2400,
       Chicago, IL 60606.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO
       80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
       30326-3248.

     Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite
       1080, Wayne, PA 19087.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
       10019.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

                                 EQUITY Q FUND

     Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
       Philadelphia, PA 19102.


     Franklin Portfolio Associates, LLC, One Boston Place, 29th Floor, Boston,
       MA 02108.



     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.


     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

                                 EQUITY II FUND

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
       10022-6067.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.

     Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA
       19312-2412.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.


     Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 2900,
       San Diego, CA 92101.


     Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 1000, Santa
       Monica, CA 90401-1190.


     TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                               SELECT GROWTH FUND

     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San
       Mateo, CA 94402.


     Transamerica Investment Management, LLC, 4600 South Syracuse Street, Suite
       1100, Denver, CO 80237.


     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

                               SELECT VALUE FUND

     DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
       FL 32801.

     Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Netols Asset Management, Inc., 1045 W. Glen Oaks Lane, Mequon, WI 53092.

     Systematic Financial Management, L.P., 300 Frank W. Burr Boulevard,
       Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.

                               INTERNATIONAL FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
       10022.

     Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT
       06830-6378.

     Capital International, Inc., 11100 Santa Monica Blvd., 15th Floor, Los
       Angeles, CA 90025-3384.

     Fidelity Management & Research Company, 82 Devonshire Street, Mail Zone --
       V5B, Boston, MA 02109-3614.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
       Wilmington, DE 19801-1165.

     Mondrian Investment Partners Limited, 80 Cheapside, 3rd Floor, London EC2V
       6EE England.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.

     The Boston Company Asset Management, LLC, Mellon Financial Center One
       Boston Place, 14th Floor, Boston, MA 02108-4408.

                              FIXED INCOME I FUND


     Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.


     Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive,
       Suite 2100, Chicago, IL 60606.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.


     Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA
       91101.


                             FIXED INCOME III FUND

     Bear Stearns Asset Management Inc. ("Bear Stearns"), 383 Madison Avenue,
       New York, NY 10179.

     Delaware Management Company, a series of Delaware Management Business
       Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.

     Morgan Stanley Investment Management Inc., One Tower Bridge, 100 Front
       Street, Suite 1100, West Conshohocken, PA 19428-2881.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

                          REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
       Lane, 16th Floor, Boston, MA 02210-2021.


     Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500,
       Chicago, IL 60606.



     INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.


     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
       Floor, Chicago, IL 60611-1901.

                             EMERGING MARKETS FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
       Cambridge MA 02138.

     Genesis Asset Managers, LLP, P.O. Box 466 Barclays Court, Les Echelons, St.
       Peter Port, Guernsey, GY1 6AW Channel Islands.

     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

     Wells Capital Management Inc., 525 Market Street, 10th Floor, San
       Francisco, CA 94105.

                            SHORT DURATION BOND FUND

     Merganser Capital Management L.P., 99 High Street, Boston, MA 02110-2320.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

     STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA
       93013.

     WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495

The Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at www.russell.com.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   CLASS E AND I SHARES:
   Equity I Fund
   Equity Q Fund
   Equity II Fund
   Select Growth Fund
   Select Value Fund
   International Fund
   Fixed Income I Fund
   Fixed Income III Fund
   CLASS E AND S SHARES:
   Real Estate Securities Fund
   Emerging Markets Fund
   Short Duration Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
(RUSSELL LOGO)                                                  36-08-057 (0305)

INSTITUTIONAL FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY

INSTITUTIONAL FUNDS

PROSPECTUS
CLASS Y SHARES:
EQUITY I FUND
EQUITY Q FUND
EQUITY II FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND
CLASS S SHARES:
REAL ESTATE SECURITIES FUND
EMERGING MARKETS FUND
SHORT DURATION BOND FUND (formerly Short Term Bond Fund)

MARCH 1, 2005




909 A STREET, TACOMA, WA  98402 o 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                                  (RUSSELL LOGO)

                               TABLE OF CONTENTS


Risk/Return Summary.........................................    1
  Investment Objective, Principal Investment Strategies and
     Principal Risks........................................    1
  Performance...............................................    9
  Fees and Expenses.........................................   19
The Purpose of the Funds--Multi-Style, Multi-Manager
  Diversification...........................................   20
Management of the Funds.....................................   21
The Money Managers..........................................   23
Investment Objective and Investment Strategies..............   24
Risks.......................................................   35
Portfolio Turnover..........................................   41
Portfolio Disclosure........................................   41
Dividends and Distributions.................................   42
Taxes.......................................................   42
How Net Asset Value is Determined...........................   43
Distribution and Shareholder Servicing Arrangements and
  Payments to Financial Intermediaries......................   44
How to Purchase Shares......................................   45
Exchange Privilege..........................................   46
Right to Reject or Restrict Purchase and Exchange Orders....   47
How to Redeem Shares........................................   49
Payment of Redemption Proceeds..............................   49
Other Information About Share Transactions..................   50
Financial Highlights........................................   52
Money Manager Information...................................   60

                              RISK/RETURN SUMMARY

   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

EQUITY I FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY Q FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.


         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

       PRINCIPAL RISKS


         An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a Market-Oriented Style of security selection and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Market-Oriented Style of investing is subject to the risks associated with growth or value stocks, such as minimal dividends or stocks which turn out not to be undervalued. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY II FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity II Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R)Index.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Equity II Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

INTERNATIONAL FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS


         An investment in the International Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, investing in depositary receipts and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with international securities. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.


FIXED INCOME I FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Fixed Income I Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Fixed Income I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, corporate debt securities, mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Corporate debt securities have a higher risk of default than fixed income securities issued or guaranteed by the US government. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

FIXED INCOME III FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income, and as a secondary objective, capital appreciation.

       PRINCIPAL INVESTMENT STRATEGIES

         The Fixed Income III Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Fixed Income III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or "junk bonds", involve higher risks, higher volatility and higher risk of default than investment grade bonds. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Real estate securities are also subject to the risks associated with direct ownership of real estate, such as declines in the value of real estate, changes in economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS


         An investment in the Emerging Markets Fund, like any investment, has risks which may be higher than other types of investments due to the higher risks associated with emerging markets investments. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, investing in depositary receipts and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with international securities. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.


SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.

         A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

         The Fund defines short duration as a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration.

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS

         An investment in the Short Duration Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, mortgage backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Lower-rated debt securities, or "junk bonds", involve higher risks, higher volatility and higher risk of default than investment grade bonds. Municipal obligations are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The value style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. Please refer to the "Risks" section later in this Prospectus for further details.


     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  PERFORMANCE

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Class Y Shares of the Equity I, Equity II, Equity Q, International and Fixed Income I Funds, of the Class I Shares of the Fixed Income III Fund and of the Class S Shares of the Emerging Markets, Real Estate Securities and Short Duration Bond Funds, varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class Y Shares, as applicable, are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the International Fund and the Emerging Markets Fund reflect foreign tax credits passed by these Funds to their shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund shares. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     Returns for periods prior to the date that each Fund first issued its Class Y Shares are those of the Fund's Class I Shares. Each Fund, other than the Fixed Income III Fund, commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000 and closed its Class Y Shares on November 19, 2001. Returns for periods after November 19, 2001 are those of the Fixed Income III Fund's Class I Shares. Class Y Shares will have substantially similar annual returns (both before and after tax) as the Class I and Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I or Class S Shares. Class Y expenses generally are expected to be lower than Class I and Class S expenses. Class I Shares are not offered in this Prospectus.

     Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                                 EQUITY I FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    (CHART)

----                                                                             -----
1995                                                                             35.94%
1996                                                                             23.58%
1997                                                                             32.02%
1998                                                                             25.10%
1999                                                                             18.98%
2000                                                                            -10.40%
2001                                                                            -14.42%
2002                                                                            -22.08%
2003                                                                             29.37%
2004                                                                             11.66%


                               BEST QUARTER:  22.53% (4Q/98)


                               WORST QUARTER:  (16.75)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class Y.................  11.66%       (2.90)%        11.03%

Return After Taxes on Distributions, Class
  Y..........................................  11.25%       (3.37)%         8.44%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class Y....................   7.56%       (2.70)%         8.25%

Russell 1000(R) Index........................  11.40%       (1.76)%        12.16%

                                 EQUITY Q FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    (CHART)

----                                                                             -----
1995                                                                             37.91%
1996                                                                             23.67%
1997                                                                             33.07%
1998                                                                             25.98%
1999                                                                             21.96%
2000                                                                             -7.27%
2001                                                                            -10.21%
2002                                                                            -22.53%
2003                                                                             29.82%
2004                                                                             10.86%


                               BEST QUARTER:  23.00% (4Q/98)


                               WORST QUARTER:  (17.17)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class Y.................  10.86%       (1.48)%        12.45%

Return After Taxes on Distributions, Class
  Y..........................................  10.41%       (2.09)%         9.86%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class Y....................   7.04%       (1.57)%         9.61%

Russell 1000(R) Index........................  11.40%       (1.76)%        12.16%

                                 EQUITY II FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    (CHART)

----                                                                             -----
1995                                                                             28.67%
1996                                                                             18.51%
1997                                                                             28.66%
1998                                                                              0.70%
1999                                                                             22.60%
2000                                                                              9.45%
2001                                                                             -1.78%
2002                                                                            -18.89%
2003                                                                             46.88%
2004                                                                             14.64%


                               BEST QUARTER:  23.14% (2Q/03)


                               WORST QUARTER:  (21.69)% (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class Y.................  14.64%        7.97%         13.51%

Return After Taxes on Distributions, Class
  Y..........................................  11.37%        6.25%         10.88%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class Y....................  11.18%        6.01%         10.43%

Russell 2500(TM) Index.......................  18.29%        8.35%         13.75%

Russell 2000(R) Index........................  18.33%        6.61%         11.53%

                               INTERNATIONAL FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    (CHART)

----                                                                             -----
1995                                                                             10.71%
1996                                                                              7.98%
1997                                                                              0.58%
1998                                                                             13.52%
1999                                                                             30.46%
2000                                                                            -11.27%
2001                                                                            -21.73%
2002                                                                            -15.67%
2003                                                                             38.82%
2004                                                                             17.50%


                               BEST QUARTER:  20.31% (2Q/03)


                               WORST QUARTER:  (20.43)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class Y.................  17.50%       (0.91)%        5.45%

Return After Taxes on Distributions, Class
  Y..........................................  16.85%       (1.73)%        4.20%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class Y....................  11.56%       (1.17)%        4.07%

MSCI EAFE Index..............................  20.70%       (0.80)%        5.94%

                              FIXED INCOME I FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    (CHART)

----                                                                             -----
1995                                                                             18.03%
1996                                                                              3.75%
1997                                                                              9.42%
1998                                                                              8.37%
1999                                                                             -1.04%
2000                                                                             11.55%
2001                                                                              8.23%
2002                                                                              9.65%
2003                                                                              4.34%
2004                                                                              4.36%


                               BEST QUARTER:  5.78% (2Q/95)


                               WORST QUARTER:  (2.26)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class Y.................  4.36%         7.58%         7.55%

Return After Taxes on Distributions, Class
  Y..........................................  2.48%         5.17%         4.99%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class Y....................  3.02%         5.07%         4.92%

Lehman Brothers Aggregate Bond Index.........  4.34%         7.71%         7.72%



30-DAY YIELDS
AS OF DECEMBER 31, 2004
-----------------------

Class Y......................................  3.32%


     To obtain current yield information, please call 1-800-787-7354.

                             FIXED INCOME III FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    (CHART)

----                                                                             -----
1995                                                                             17.99%
1996                                                                              4.88%
1997                                                                              9.64%
1998                                                                              6.80%
1999                                                                             -0.29%
2000                                                                             10.31%
2001                                                                              7.62%
2002                                                                              8.67%
2003                                                                              7.40%
2004                                                                              4.83%


                               BEST QUARTER:  6.10% (2Q/95)


                               WORST QUARTER:  (1.95)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class I.................  4.83%         7.74%         7.69%

Return After Taxes on Distributions, Class
  I..........................................  3.69%         5.56%         5.19%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class I....................  3.21%         5.29%         5.04%

Lehman Brothers Aggregate Bond Index.........  4.34%         7.71%         7.72%



30-DAY YIELDS
AS OF DECEMBER 31, 2004
-----------------------

Class I......................................  3.59%


     To obtain current yield information, please call 1-800-787-7354.

                          REAL ESTATE SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

----                                                                             -----
1995                                                                             10.87%
1996                                                                             36.81%
1997                                                                             18.99%
1998                                                                            -15.94%
1999                                                                              0.54%
2000                                                                             29.36%
2001                                                                              7.68%
2002                                                                              3.31%
2003                                                                             37.28%
2004                                                                             35.13%


                               BEST QUARTER:  18.83% (4Q/96)


                               WORST QUARTER:  (10.26)% (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class S.................  35.13%       21.67%         15.06%

Return After Taxes on Distributions, Class
  S..........................................  31.55%       19.23%         12.27%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  24.33%       17.64%         11.53%

NAREIT Equity REIT Index.....................  31.57%       21.95%         14.81%

                             EMERGING MARKETS FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

----                                                                             -----
1995                                                                             -8.21%
1996                                                                             12.26%
1997                                                                             -3.45%
1998                                                                            -27.57%
1999                                                                             49.03%
2000                                                                            -30.76%
2001                                                                             -3.38%
2002                                                                             -7.51%
2003                                                                             58.19%
2004                                                                             27.89%


                               BEST QUARTER:  27.94% (4Q/99)


                               WORST QUARTER:  (22.05)% (3Q/01)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class S.................  27.89%        4.59%         3.00%

Return After Taxes on Distributions, Class
  S..........................................  27.83%        4.39%         2.76%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  18.52%        3.87%         2.47%

MSCI Emerging Markets Index..................  25.95%        4.62%         3.30%

                            SHORT DURATION BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

----                                                                             ----
1995                                                                             9.95%
1996                                                                             4.76%
1997                                                                             6.02%
1998                                                                             6.09%
1999                                                                             3.03%
2000                                                                             7.63%
2001                                                                             8.30%
2002                                                                             6.31%
2003                                                                             2.45%
2004                                                                             1.22%


                               BEST QUARTER:  3.16% (3Q/01)


                               WORST QUARTER:  (1.08)% (2Q/04)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       10 YEARS
---------------------------------------        ------       -------       --------

Return Before Taxes, Class S.................  1.22%         5.14%         5.54%

Return After Taxes on Distributions, Class
  S..........................................  0.53%         3.53%         3.55%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................  0.80%         3.39%         3.48%

Merrill Lynch 1-2.99 Years Treasury Index....  0.91%         4.93%         5.71%



30-DAY YIELDS
AS OF DECEMBER 31, 2004
-----------------------

Class S......................................  3.29%


     To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                          MAXIMUM SALES
                                          MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                                          CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                                           IMPOSED ON      REINVESTED         CHARGE       REDEMPTION   EXCHANGE
                                            PURCHASES       DIVIDENDS         (LOAD)         FEES*        FEES
                                          -------------   -------------   --------------   ----------   --------
All Funds, Classes S and Y..............      None            None             None           None        None



* Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                    OTHER EXPENSES
                                                      (INCLUDING
                                                    ADMINISTRATIVE    TOTAL GROSS                          TOTAL
                                                       FEES AND       ANNUAL FUND    FEE WAIVERS AND    ANNUAL FUND
                                         ADVISORY     SHAREHOLDER      OPERATING         EXPENSE         OPERATING
                                           FEE      SERVICING FEES)    EXPENSES     REIMBURSEMENTS***    EXPENSES
                                         --------   ---------------   -----------   -----------------   -----------
CLASS Y SHARES**
Equity I Fund..........................   0.55%          0.13%           0.68%           (0.02)%           0.66%
Equity Q Fund..........................   0.55%          0.10%           0.65%           (0.02)%           0.63%
Equity II Fund.........................   0.70%          0.13%           0.83%           (0.02)%           0.81%
International Fund.....................   0.70%          0.21%           0.91%           (0.02)%           0.89%
Fixed Income I Fund....................   0.25%          0.12%           0.37%           (0.02)%           0.35%
Fixed Income III Fund*.................   0.50%          0.18%           0.68%           (0.02)%           0.66%

CLASS S SHARES**
Real Estate Securities Fund............   0.80%          0.31%           1.11%            0.00%            1.11%
Emerging Markets Fund..................   1.15%          0.72%           1.87%            0.00%            1.87%
Short Duration Bond Fund...............   0.45%          0.21%           0.66%            0.00%            0.66%


* This Class of Shares currently has no assets and expenses have been estimated.


** For all Funds other than the Real Estate Securities Fund, "Other Expenses" and/or "Fee Waivers and Expense Reimbursements" have been restated to reflect estimated expenses expected to be incurred and/or fee waivers and expense reimbursements not expected to be paid during the fiscal year ending October 31, 2005.



*** For the Equity I, Equity II, Equity Q, International, Fixed Income I and
    Fixed Income III Funds, FRIMCo has contractually agreed to waive 0.02% of its administrative fees.


## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in FRIC's Money Market Fund are 0.10% (net of fee waivers and reimbursements).

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2006. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods, other than the administrative fee waiver which is taken into account for all years in the periods.


     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
CLASS Y SHARES
  Equity I Fund.............................................   $ 67     $210     $  367     $  822
  Equity Q Fund.............................................     64      201        350        785
  Equity II Fund............................................     83      259        449      1,000
  International Fund........................................     91      284        493      1,095
  Fixed Income I Fund.......................................     36      112        196        442
  Fixed Income III Fund.....................................     67      210        367        822

CLASS S SHARES
  Real Estate Securities Fund...............................   $113     $353     $  612     $1,353
  Emerging Markets Fund.....................................    190      588      1,011      2,192
  Short Duration Bond Fund..................................     67      210        367        822


                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain banks (including bank trust departments), registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

     Three functions form the core of Russell's consulting services:

     - Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     - Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     - Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.


     The FRIC Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.


     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

                            MANAGEMENT OF THE FUNDS


     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers as more fully described below. Each of the Fund's money managers makes investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

     FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo develops the investment programs for each Fund, selects, subject to approval of the Funds' Board, money managers for the Funds, allocates Fund assets among the money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manager to another.

     FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds (the "FRIMCo Managers") are:


     - Bruce A. Eidelson, Portfolio Manager since 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.


     - Robert E. Hall, Portfolio Manager since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo. Mr. Hall has primary responsibility for the management of the Emerging Markets Fund.


     - Jeffrey T. Hussey, Head of US Fixed Income since March 2003. Mr. Hussey has also been a Portfolio Manager since 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst. Mr. Hussey has primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.


     - Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.


     - Jill F. Johnson, Portfolio Manager since May 2004 and Senior Investment Officer since March 2000. From 1995 to 2000, Ms. Johnson was the Principal of JF Johnson Consulting in Seattle and Los Angeles. Ms. Johnson has primary responsibility for the management of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Tax-Managed Global Equity Funds.


     - James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

     - Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. From 1993 to 1999 he was Director of Equity Research. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

     - Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Equity II and Special Growth Funds.

     - Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff has primary responsibility for the management of the Short Duration Bond and Tax Exempt Bond Funds.


     - Stephen W. Skatrud, Portfolio Manager since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. Mr. Skatrud has primary responsibility for the management of the Select Growth, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


     - Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.


     Please see the Funds' Statement of Additional Information for additional information about the FRIMCo Managers' compensation, other accounts managed by the FRIMCo Managers and the FRIMCo Managers' ownership of securities in the Funds.



     In the last fiscal year, the annual rate of advisory fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was:
Equity I Fund, 0.54%; Equity Q Fund, 0.55%; Equity II Fund, 0.70%; International Fund, 0.70%; Fixed Income I Fund, 0.25%; Fixed Income III Fund, 0.50%; Real Estate Securities Fund,

0.80%; Emerging Markets Fund, 1.11%; and Short Duration Bond Fund, 0.42%. The annual rate of administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was an additional 0.05% for the Real Estate Securities, Emerging Markets and Short Duration Bond Funds. Until September 15, 2004 the Class Y Shares of the remaining Funds paid administrative fees to FRIMCo at cost. Beginning September 15, 2004, Class Y Shares paid net administrative fees of 0.03%.


     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending April 30, 2005.

                               THE MONEY MANAGERS


     Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


     Each money manager has complete discretion to select portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                            INVESTMENT OBJECTIVE AND
                             INVESTMENT STRATEGIES

     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

EQUITY I FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EQUITY Q FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. The Fund emphasizes stocks that are deemed attractive based upon the quantitative models and factors that the managers' research has found to be predictive of positive excess returns over the long term and may include both growth and value securities.


         Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities it believes most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

         The Fund's money managers typically use a variety of quantitative models and techniques to rank the relative attractiveness of the securities. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EQUITY II FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $4 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

INTERNATIONAL FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.


         The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


         The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.


         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

FIXED INCOME I FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Fixed Income I Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

FIXED INCOME III FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income, and as a secondary objective, capital appreciation.

       PRINCIPAL INVESTMENT STRATEGIES

         The Fixed Income III Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

         The Fund invests in common stocks, and to a limited extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

         Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         From time to time, the Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction. The Fund may also occasionally invest in rights, warrants and convertible fixed-income securities.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund defines short duration as a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

         The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following tables describe types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


                                PRINCIPAL RISKS



        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
MULTI-MANAGER APPROACH                 The investment styles employed by a Fund's money  All Funds managers may not be complementary. The interplay
                                       of the various strategies employed by a Fund's
                                       multiple money managers may result in a Fund
                                       holding a concentration of certain types of
                                       securities. This concentration may be beneficial
                                       or detrimental to a Fund's performance depending
                                       upon the performance of those securities and the
                                       overall economic environment. The money managers
                                       selected for a Fund may underperform the market
                                       generally or other money managers that could
                                       have been selected for that Fund. The
                                       multi-manager approach could increase a Fund's
                                       portfolio turnover rates, realization of capital
                                       gains or losses, brokerage commissions and other
                                       transaction costs.

EQUITY SECURITIES

     - Common Stocks                   The value of common stocks will rise and fall in  Equity I
                                       response to the activities of the company that    Equity II
                                       issued the stock, general market conditions       Equity Q
                                       and/or economic conditions. If an issuer is       International
                                       liquidated or declares bankruptcy, the claims of  Emerging Markets
                                       owners of bonds will take precedence over the     Real Estate Securities
                                       claims of owners of common stocks.

     - Value Stocks                    Investments in value stocks are subject to the    Equity I
                                       risks of common stocks, as well as the risks      Equity II
                                       that (i) their intrinsic values may never be      International
                                       realized by the market or (ii) such stock may     Emerging Markets
                                       turn out not to have been undervalued.

     - Growth Stocks                   Investments in growth stocks are subject to the   Equity I
                                       risks of common stocks. Growth company stocks     Equity II
                                       generally provide minimal dividends which could   International
                                       otherwise cushion stock prices in a market        Emerging Markets
                                       decline. The value of growth company stocks may
                                       rise and fall significantly based, in part, on
                                       investors' perceptions of the company, rather
                                       than on fundamental analysis of the stocks.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Market-Oriented Investments     Market-oriented investments are subject to the    Equity I
                                       risks of common stocks, as well as the risks      Equity II
                                       associated with growth and value stocks.          Equity Q
                                                                                         International
                                                                                         Emerging Markets

     - Securities of Small             Investments in securities of small                Equity II
       Capitalization Companies        capitalization companies are subject to the
                                       risks of common stocks. Investments in smaller
                                       companies may involve greater risks because
                                       these companies generally have a limited track
                                       record. Smaller companies often have narrower
                                       markets and more limited managerial and
                                       financial resources than larger, more
                                       established companies. As a result, their
                                       performance can be more volatile, which may
                                       increase the volatility of a Fund's portfolio.

     - Preferred Stocks                Investments in preferred stocks are subject to    Emerging Markets
                                       the risks of common stocks, as well as the risk   International
                                       that interest rates will rise and make the fixed
                                       dividend feature, if any, less appealing to
                                       investors. Preferred stock does not usually have
                                       voting rights

FIXED-INCOME SECURITIES                Prices of fixed-income securities rise and fall   Short Duration Bond
                                       in response to interest rate changes. Generally,  Fixed Income I when interest rates rise, prices of fixed-income  Fixed Income III securities fall. The longer the duration of the
                                       security, the more sensitive the security is to
                                       this risk. A 1% increase in interest rates would
                                       reduce the value of a $100 note by approximately
                                       one dollar if it had a one-year duration. There
                                       is also a risk that fixed income securities will
                                       be downgraded in credit rating or go into
                                       default. Lower-rated bonds, and bonds with
                                       larger final maturities, generally have higher
                                       credit risks.

     - Non-Investment Grade            Although lower rated debt securities generally    Short Duration Bond
       Fixed-Income Securities ("Junk  offer a higher yield than higher rated debt       Fixed Income III
       Bonds")                         securities, they involve higher risks, higher
                                       volatility and higher risk of default than
                                       investment grade bonds. They are especially
                                       subject to:

                                            - Adverse changes in general economic
                                              conditions and in the industries in which
                                              their issuers are engaged,

                                            - Changes in the financial condition of
                                              their issuers and

                                            - Price fluctuations in response to changes
                                              in interest rates.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
                                       As a result, issuers of lower rated debt
                                       securities are more likely than other issuers to
                                       miss principal and interest payments or to
                                       default which could result in a loss to a Fund.

     - Government Issued or            Bonds guaranteed by a government are subject to   Short Duration Bond
       Guaranteed Securities           inflation risk and price depreciation risk.       Fixed Income I
                                       Bonds issued by non-US governments are also       Fixed Income III
                                       subject to default risk. These risks could
                                       result in losses to a Fund.

INTERNATIONAL SECURITIES               A Fund's return and net asset value may be        International
                                       significantly affected by political or economic   Emerging Markets
                                       conditions and regulatory requirements in a       Short Duration Bond
                                       particular country. Non-US markets, economies     Fixed Income I
                                       and political systems may be less stable than US  Fixed Income III markets, and changes in exchange rates of
                                       foreign currencies can affect the value of a
                                       Fund's foreign assets. Non-US laws and
                                       accounting standards typically are not as
                                       comprehensive as they are in the US and there
                                       may be less public information available about
                                       foreign companies. Non-US securities markets may
                                       be less liquid and have fewer transactions than
                                       US securities markets. Additionally,
                                       international markets may experience delays and
                                       disruptions in securities settlement procedures
                                       for a Fund's portfolio securities.

     - Non-US Debt Securities          A Fund's non-US debt securities are typically     Short Duration Bond
                                       obligations of sovereign governments and          Fixed Income I
                                       corporations. To the extent that a Fund invests   Fixed Income III
                                       a significant portion of its assets in a
                                       concentrated geographic area like Eastern Europe
                                       or Asia, the Fund will generally have more
                                       exposure to regional economic risks associated
                                       with foreign investments.

     - Emerging Market Countries       Investments in emerging or developing markets     Emerging Markets
                                       involve exposure to economic structures that are
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Instruments of US and Foreign   Non-US corporations and banks issuing dollar      Short Duration Bond
       Banks and Branches and Foreign  denominated instruments in the US are not         Fixed Income I
       Corporations, Including Yankee  necessarily subject to the same regulatory        Fixed Income III
       Bonds                           requirements that apply to US corporations and
                                       banks, such as accounting, auditing and
                                       recordkeeping standards, the public availability
                                       of information and, for banks, reserve
                                       requirements, loan limitations and examinations.
                                       This complicates efforts to analyze these
                                       securities, and may increase the possibility
                                       that a non-US corporation or bank may become
                                       insolvent or otherwise unable to fulfill its
                                       obligations on these instruments.

DERIVATIVES (E.G. FUTURES CONTRACTS,   If a Fund incorrectly forecasts interest rates    Short Duration Bond
OPTIONS ON FUTURES, CURRENCY, CREDIT   in using derivatives, the Fund could lose money.  Fixed Income I
OR INTEREST RATE SWAPS)                Price movements of a futures contract, option or  Fixed Income III structured note may not be identical to price
                                       movements of portfolio securities or a
                                       securities index resulting in the risk that,
                                       when a Fund buys a futures contract or option as
                                       a hedge, the hedge may not be effective.
                                       Furthermore, regulatory requirements for the
                                       Funds to set aside assets to meet their
                                       obligations with respect to derivatives may
                                       result in a Fund being unable to purchase or
                                       sell securities when it would otherwise be
                                       favorable to do so, or in a Fund needing to sell
                                       securities at a disadvantageous time. A Fund may
                                       also be unable to close out its derivatives
                                       positions when desired.

REAL ESTATE SECURITIES                 Just as real estate values go up and down, the    Real Estate Securities
                                       value of the securities of companies involved in
                                       the industry, and in which a Fund invests, also
                                       fluctuates. A Fund that invests in real estate
                                       securities is also subject to the risks
                                       associated with direct ownership of real estate.
                                       Additional risks include declines in the value
                                       of real estate, changes in general and local
                                       economic and real estate market conditions,
                                       increases in property taxes or other operating
                                       expenses and changes in tax laws and interest
                                       rates. The value of securities of companies that
                                       service the real estate industry may also be
                                       affected by such risks.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - REITs                           REITs may be affected by changes in the value of  Real Estate Securities the underlying properties owned by the REITs and
                                       by the quality of tenants' credit. Moreover, the
                                       underlying portfolios of REITs may not be
                                       diversified, and therefore subject to the risk
                                       of investing in a limited number of properties.
                                       REITs are also dependent upon management skills
                                       and are subject to heavy cash flow dependency,
                                       defaults by tenants, self-liquidation and the
                                       possibility of failing either to qualify for
                                       tax-free pass-through of income under federal
                                       tax laws or to maintain their exemption from
                                       certain federal securities laws.

MUNICIPAL OBLIGATIONS                  Municipal obligations are affected by economic,   Short Duration Bond
                                       business or political developments. These
                                       securities may be subject to provisions of
                                       litigation, bankruptcy and other laws affecting
                                       the rights and remedies of creditors, or may
                                       become subject to future laws extending the time
                                       for payment of principal and/or interest, or
                                       limiting the rights of municipalities to levy
                                       taxes.

MORTGAGE OR ASSET BACKED SECURITIES    Prepayment of principal on mortgage and asset     Short Duration Bond
                                       backed securities may expose a Fund to a lower    Fixed Income I
                                       rate of return upon reinvestment of principal.    Fixed Income III
                                       Also, if a security subject to prepayment has
                                       been purchased at a premium, in the event of
                                       prepayment the value of the premium would be
                                       lost. A Fund that purchases mortgage backed
                                       securities is subject to certain additional
                                       risks. Rising interest rates tend to extend the
                                       duration of mortgage backed securities, making
                                       them more sensitive to changes in interest
                                       rates. As a result, in a period of rising
                                       interest rates, a Fund that holds mortgage
                                       backed securities may exhibit additional
                                       volatility. This is known as extension risk.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
DEPOSITARY RECEIPTS                    Depositary receipts are securities traded on a    International
                                       local stock exchange that represent interests in  Emerging Markets securities issued by a foreign publicly-listed
                                       company. They may be affected by the risks
                                       associated with international securities, such
                                       as changes in political or economic conditions
                                       of other countries and changes in the exchange
                                       rates of foreign currencies. The value of
                                       depositary receipts will rise and fall in
                                       response to the activities of the company that
                                       issued the securities represented by the
                                       depositary receipts, general market conditions
                                       and/ or economic conditions. Also, if there is a
                                       rise in demand for the underlying security and
                                       it becomes less available to the market, the
                                       price of the depositary receipt may rise,
                                       causing the Fund to pay a premium in order to
                                       obtain the desired depositary receipt.

                                                    ADDITIONAL RISKS

REPURCHASE AGREEMENTS                  Under a repurchase agreement, a bank or broker    Short Duration Bond
                                       sells securities to a Fund and agrees to          Fixed Income I
                                       repurchase them at the Fund's cost plus           Fixed Income III
                                       interest. If the value of the securities
                                       declines and the bank or broker defaults on its
                                       repurchase obligation, a Fund could incur a
                                       loss.

EXPOSING CASH RESERVES TO APPROPRIATE  By exposing its cash reserves to the performance  All Funds
MARKETS                                of appropriate markets by purchasing equity
                                       securities (in the case of equity funds) or
                                       fixed income securities (in the case of fixed
                                       income funds) and/or derivatives, a Fund's
                                       performance tends to correlate more closely to
                                       the performance of that market as a whole.
                                       However, the market performance of these
                                       instruments may not correlate precisely to the
                                       performance of the corresponding market. This
                                       approach increases a Fund's performance if the
                                       particular market rises and reduces a Fund's
                                       performance if the particular market declines.

EMERGING MARKET COUNTRIES              Investments in emerging or developing markets     International
                                       involve exposure to economic structures that are
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
ILLIQUID SECURITIES                    An illiquid security is one without an active     Equity II
                                       secondary market, making it difficult for an      Emerging Markets
                                       owner of the security to sell it. A Fund with an  Real Estate Securities investment in an illiquid security may not be
                                       able to sell the security quickly and at a fair
                                       price, which could cause the Fund to realize
                                       losses on the security if the security is sold
                                       at a price lower than that at which it had been
                                       valued. An illiquid security may also have large
                                       price volatility.

USE OF MODELS                          Models are constructed with the expectation that  Equity Q they will be predictive of positive excess
                                       returns over the long term, but are not likely
                                       to be consistently predictive of positive excess
                                       returns over the short term. This may cause a
                                       Fund's short-term investment performance to vary
                                       significantly from the long-term performance
                                       predicted by the models used for investment
                                       purposes.

SECURITIES LENDING                     If a borrower of a Fund's securities fails        All Funds
                                       financially, the Fund's recovery of the loaned
                                       securities may be delayed or the Fund may lose
                                       its rights to the collateral which could result
                                       in a loss to a Fund.


                               PORTFOLIO TURNOVER

     The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                              PORTFOLIO DISCLOSURE

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

DECLARED                    PAYABLE                             FUNDS
--------          ----------------------------   ------------------------------------
Quarterly.......  Mid: April, July, October      Equity I, Equity Q, Real Estate
                  and December                   Securities, Short Duration Bond,
                                                 Fixed Income I and Fixed Income III
                                                 Funds

Annually........  Mid-December                   International, Emerging Markets and
                                                 Equity II Funds

CAPITAL GAINS DISTRIBUTIONS


     The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


BUYING A DIVIDEND

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

AUTOMATIC REINVESTMENT

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


     If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-US corporations.


     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.


     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


     When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

     If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity Q or Real Estate Securities Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic
(US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


     The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund's assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.


VALUATION OF PORTFOLIO SECURITIES

     The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.


     Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

     - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

     - US over-the-counter equities: Official closing price; last bid price if no closing price;

     - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

     - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

     - Futures: Settlement price.


     If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.



     This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.


     Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

              DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS
                    AND PAYMENTS TO FINANCIAL INTERMEDIARIES


     The Funds may pay some Financial Intermediaries for administrative services, such as transfer agent services, provided by those Financial Intermediaries. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Funds' fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.


     In addition to the foregoing payments, FRIMCo or the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer

Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.


     FRIMCo or the Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.


     To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.

     Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or FRIMCo.

                             HOW TO PURCHASE SHARES


     Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     For Class Y Shares, there is a $10 million required minimum initial investment for each account in each Fund.

     There is currently no required minimum initial investment for the Real Estate Securities, Emerging Markets and Short Duration Bond Funds.


     If a Fund detects a pattern of trading that appears to be designed to evade the minimum initial investment requirement, the Fund reserves the right to close the account(s). Each Fund reserves the right to close any account invested in Class S Shares whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.



     If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to FRIMCo, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.


     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in net asset value between the trade date and the settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

     CUSTOMER IDENTIFICATION PROGRAM: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

OFFERING DATES AND TIMES

     Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

AUTOMATED INVESTMENT PROGRAM


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES

     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

SYSTEMATIC EXCHANGE PROGRAM

     If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

                          RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS


     The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, a Fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interests. In the event that a Fund rejects or cancels an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. The Funds' frequent trading policies have been approved by the Funds' Board of Trustees.


FREQUENT TRADING POLICIES AND LIMITATIONS ON TRADING ACTIVITY

     Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Do not invest in the Funds if you are a frequent trader or a market-timer. The Funds are intended for long-term investors.

     The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.


     The Funds (other than those with a principal investment strategy of investing in fixed income securities) have a tiered approach to monitoring for impermissible frequent trading (i.e. frequent trading considered by the Funds not to be for long-term investment purposes). First, for all Funds with a principal investment strategy of investing in US or foreign equity securities, the Funds monitor for redemptions made within 60 days of purchase on a "first-in, first-out" basis. Second, for all Funds with a principal investment strategy of investing in foreign equity securities or small cap equity securities, the Funds monitor for a "round trip" trade in a 30 day period. A round trip is a purchase or exchange into a Fund and a subsequent redemption or exchange out of a Fund (or vice versa).


     If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Funds will take the following steps:

     - Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.

     - If a potential impermissible frequent trading pattern has been identified, the Funds will contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if a third round trip is detected, the Funds will again contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if another round trip occurs, the Funds will generally exercise their right to restrict, reject or cancel all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Funds may not be in the best interest of the Fund or its shareholders, the Funds will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

     The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict, reject or cancel purchase and exchange orders as described above.

     These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Funds' ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.


     The Funds will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Funds to detect and curtail frequent trading practices for a significant percentage of a Fund's shareholders, depending on the structure of a Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.


     Currently, Funds that have principal investment strategies to invest in fixed income securities are not considered to have the same risks associated with frequent trading as equity funds. However, these Funds or their agents will take the steps described above to curtail any frequent trading activity that is identified.

RISKS OF FREQUENT TRADING

     Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Funds use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

     Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

     Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

LIMITATIONS ON THE ABILITY TO DETECT AND CURTAIL FREQUENT TRADING

     The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

     - Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

     - The ability of the Funds and their agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.

     - The Funds also generally receive purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.

     - Omnibus account arrangements are common forms of holding Fund shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with a Fund. Generally, in these circumstances, the identities of individual shareholders are not known to a Fund.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

REDEMPTION DATES AND TIMES

     Redemption requests must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

SYSTEMATIC WITHDRAWAL PROGRAM

     If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

     You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the

Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be
(a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.


                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

WRITTEN INSTRUCTIONS

     The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

     - The Fund name and account number

     - Details related to the transaction including type and amount

     - Signatures of all owners exactly as registered on the account

     - Any supporting legal documentation that may be required

RESPONSIBILITY FOR FRAUD


     Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


SIGNATURE GUARANTEE

     Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

IN-KIND EXCHANGE OF SECURITIES

     FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

REDEMPTION IN-KIND


     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


UNCASHED CHECKS

     Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REGISTRATION OF FUND ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables represents the Financial Highlights for the Funds' Class Y or S Shares, as applicable for the periods shown. No Class Y Shares of the Fixed Income III Fund were outstanding as of October 31, 2003.

EQUITY I FUND--CLASS Y SHARES


                                                                 FISCAL YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------
                                                         2004      2003      2002       2001      2000*
                                                       --------   -------   -------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.................  $  25.72   $ 21.43   $ 25.24   $  35.21   $ 36.90
                                                       --------   -------   -------   --------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)....................       .25       .23       .20        .23       .14
  Net realized and unrealized gain (loss)............      1.81      4.27     (3.71)     (9.61)    (1.64)
                                                       --------   -------   -------   --------   -------
     Total income from operations....................      2.06      4.50     (3.51)     (9.38)    (1.50)
                                                       --------   -------   -------   --------   -------
DISTRIBUTIONS
  From net investment income.........................      (.25)     (.21)     (.22)      (.23)     (.19)
  From net realized gain.............................        --        --        --       (.36)       --
  Tax return of capital..............................        --        --      (.08)        --        --
                                                       --------   -------   -------   --------   -------
     Total distributions.............................      (.25)     (.21)     (.30)      (.59)     (.19)
                                                       --------   -------   -------   --------   -------
NET ASSET VALUE, END OF PERIOD.......................  $  27.53   $ 25.72   $ 21.43   $  25.24   $ 35.21
                                                       ========   =======   =======   ========   =======
TOTAL RETURN (%)(b)..................................      8.07     21.09    (13.96)    (26.93)    (4.03)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...........  $104,440   $89,546   $57,147   $146,156   $37,101
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)......................       .63       .66       .64        .62       .62
     Operating expenses, gross.......................       .65       .66       .64        .62       .67
     Net investment income (loss)(d).................       .92      1.00       .85        .81       .65
  Portfolio turnover rate (%)(b).....................    129.94    115.73    130.46     144.94    144.37


  *   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EQUITY Q FUND--CLASS Y SHARES


                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------
                                                       2004       2003       2002       2001      2000*
                                                     --------   --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  30.09   $  24.89   $  29.75   $  40.69   $ 42.29
                                                     --------   --------   --------   --------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..................       .32        .30        .27        .28       .16
  Net realized and unrealized gain (loss)..........      2.25       5.17      (4.82)     (9.71)    (1.54)
                                                     --------   --------   --------   --------   -------
     Total income from operations..................      2.57       5.47      (4.55)     (9.43)    (1.38)
                                                     --------   --------   --------   --------   -------
DISTRIBUTIONS
  From net investment income.......................      (.34)      (.27)      (.31)      (.28)     (.22)
  From net realized gain...........................        --         --         --      (1.23)       --
                                                     --------   --------   --------   --------   -------
     Total distributions...........................      (.34)      (.27)      (.31)     (1.51)     (.22)
                                                     --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD.....................  $  32.32   $  30.09   $  24.89   $  29.75   $ 40.69
                                                     ========   ========   ========   ========   =======
TOTAL RETURN (%)(b)................................      8.58      22.13     (15.41)    (23.74)    (3.21)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........  $336,836   $674,326   $514,589   $456,512   $38,812
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)....................       .61        .63        .60        .61       .61
     Operating expenses, gross.....................       .61        .63        .60        .61       .66
     Net investment income (loss)(d)...............      1.05       1.10        .93        .86       .68
  Portfolio turnover rate (%)(b)...................    102.51     114.72      71.16      79.24     59.91


  *   For the period March 30, 2000 (commencement of sale) to October 31, 2000.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EQUITY II FUND--CLASS Y SHARES


                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------
                                                       2004       2003       2002       2001      2000*
                                                     --------   --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  36.22   $  25.61   $  28.32   $  38.35   $ 38.89
                                                     --------   --------   --------   --------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..................       .14        .10        .12        .20       .11
  Net realized and unrealized gain (loss)..........      3.14      10.67      (2.65)     (5.35)     (.55)
                                                     --------   --------   --------   --------   -------
     Total income from operations..................      3.28      10.77      (2.53)     (5.15)     (.44)
                                                     --------   --------   --------   --------   -------
DISTRIBUTIONS
  From net investment income.......................      (.09)      (.16)      (.18)      (.10)     (.10)
  From net realized gain...........................        --         --         --      (4.78)       --
                                                     --------   --------   --------   --------   -------
     Total distributions...........................      (.09)      (.16)      (.18)     (4.88)     (.10)
                                                     --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD.....................  $  39.41   $  36.22   $  25.61   $  28.32   $ 38.35
                                                     ========   ========   ========   ========   =======
TOTAL RETURN (%)(b)................................      9.05      42.34      (9.07)    (14.59)    (1.15)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........  $159,820   $190,066   $147,610   $126,876   $50,112
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)....................       .79        .81        .79        .78       .78
     Operating expenses, gross.....................       .79        .81        .79        .79       .83
     Net investment income (loss)(d)...............       .37        .36        .41        .65       .51
  Portfolio turnover rate (%)(b)...................    125.94     132.27     126.57     134.79    137.51


  *   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

INTERNATIONAL FUND--CLASS Y SHARES


                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------
                                                       2004       2003       2002       2001      2000*
                                                     --------   --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  31.21   $  24.75   $  28.42   $  39.62   $ 46.09
                                                     --------   --------   --------   --------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..................       .45        .38        .32        .46       .46
  Net realized and unrealized gain (loss)..........      4.33       6.54      (3.83)     (9.60)    (6.93)
                                                     --------   --------   --------   --------   -------
     Total income from operations..................      4.78       6.92      (3.51)     (9.14)    (6.47)
                                                     --------   --------   --------   --------   -------
DISTRIBUTIONS
  From net investment income.......................      (.82)      (.46)      (.16)      (.14)       --
  From net realized gain...........................        --         --         --      (1.92)       --
                                                     --------   --------   --------   --------   -------
     Total distributions...........................      (.82)      (.46)      (.16)     (2.06)       --
                                                     --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD.....................  $  35.17   $  31.21   $  24.75   $  28.42   $ 39.62
                                                     ========   ========   ========   ========   =======
TOTAL RETURN (%)(b)................................     15.54      28.51     (12.42)    (24.26)   (14.04)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........  $491,855   $567,878   $395,955   $386,538   $78,103
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)....................       .87        .96        .97        .96       .91
     Operating expenses, gross.....................       .88        .96        .97        .96       .94
     Net investment income (loss)(d)...............      1.35       1.45       1.12       1.40      1.85
  Portfolio turnover rate (%)(b)...................     81.19      79.40      87.84     111.84    105.17


  *   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

FIXED INCOME I FUND--CLASS Y SHARES


                                                               FISCAL YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------
                                                      2004       2003       2002       2001      2000*
                                                    --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  22.12   $  22.16   $  22.32   $  20.79   $  20.61
                                                    --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).................       .70        .79        .98       1.23        .81
  Net realized and unrealized gain (loss).........       .48        .36        .18       1.61        .37
                                                    --------   --------   --------   --------   --------
     Total income from operations.................      1.18       1.15       1.16       2.84       1.18
                                                    --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income......................      (.76)      (.75)     (1.05)     (1.31)     (1.00)
  From net realized gain..........................      (.66)      (.44)      (.27)        --         --
                                                    --------   --------   --------   --------   --------
     Total distributions..........................     (1.42)     (1.19)     (1.32)     (1.31)     (1.00)
                                                    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD....................  $  21.88   $  22.12   $  22.16   $  22.32   $  20.79
                                                    ========   ========   ========   ========   ========
TOTAL RETURN (%)(b)...............................      5.58       5.33       5.50      14.07       5.89
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)........  $285,228   $399,601   $506,495   $520,186   $144,049
  Ratios to average net assets (%)(c):
     Operating expenses, net(d)...................       .33        .35        .31        .32        .32
     Operating expenses, gross....................       .34        .35        .31        .32        .34
     Net investment income (loss)(d)..............      3.18       3.53       4.45       5.62       6.63
  Portfolio turnover rate (%)(b)..................    153.79     184.29     165.28     188.97     117.94


  *   For the period March 29, 2000 (commencement of sale) to October 31, 2000.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

REAL ESTATE SECURITIES FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                 YEAR ENDED
                                      ------------------------------------------------------   DECEMBER 31,
                                         2004        2003       2002       2001      2000*         1999
                                      ----------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $    34.51   $  26.89   $  27.31   $  26.22   $  22.86     $  24.44
                                      ----------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...         .87       1.42       1.41       1.46       1.04         1.30
  Net realized and unrealized gain
     (loss).........................       10.09       7.67       (.06)      1.03       3.15        (1.20)
                                      ----------   --------   --------   --------   --------     --------
     Total income from operations...       10.96       9.09       1.35       2.49       4.19          .10
                                      ----------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income........       (1.56)     (1.36)     (1.77)     (1.40)      (.83)       (1.68)
  From net realized gain............        (.01)      (.11)        --         --         --           --
                                      ----------   --------   --------   --------   --------     --------
     Total distributions............       (1.57)     (1.47)     (1.77)     (1.40)      (.83)       (1.68)
                                      ----------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD......  $    43.90   $  34.51   $  26.89   $  27.31   $  26.22     $  22.86
                                      ==========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b).................       32.30      34.58       4.55       9.48      18.53          .55
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).....................  $1,171,513   $830,448   $598,133   $607,280   $669,529     $589,300
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d).....        1.11       1.18       1.19       1.17       1.16         1.14
     Operating expenses, gross......        1.11       1.18       1.19       1.18       1.16         1.14
     Net investment income
       (loss)(d)....................        2.23       4.66       4.82       5.19       5.00         5.41
  Portfolio turnover rate (%)(b)....       38.04      46.09      67.70      44.50      53.30        42.69


  *   For the ten months ended October 31, 2000.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

EMERGING MARKETS FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................   $  10.98   $   7.43   $   7.05   $   9.25   $  12.52     $   8.48
                                       --------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income
     (loss)(a)(e)...................        .12        .11         --        .04         --          .03
  Net realized and unrealized gain
     (loss).........................       2.15       3.48        .40      (2.24)     (3.21)        4.10
                                       --------   --------   --------   --------   --------     --------
     Total income from operations...       2.27       3.59        .40      (2.20)     (3.21)        4.13
                                       --------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income........       (.31)      (.04)      (.02)        --       (.06)        (.09)
                                       --------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD......   $  12.94   $  10.98   $   7.43   $   7.05   $   9.25     $  12.52
                                       ========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b).................      21.22      48.27       5.91     (23.89)    (25.79)       49.03
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).....................   $549,626   $386,560   $263,563   $273,486   $359,201     $430,794
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d).....       1.83       2.11       2.14       2.09       1.91         1.91
     Operating expenses, gross......       1.87       2.11       2.14       2.09       1.92         1.91
     Net investment income
       (loss)(d)....................       1.00       1.30       (.02)       .44       (.02)         .26
  Portfolio turnover rate (%)(b)....      82.02      95.13      90.21      83.74      73.11        94.85



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.

  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.


  (e) Less than $.01 per share for the periods ended October 31, 2002 and October 31, 2000.

SHORT DURATION BOND FUND--CLASS S SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                 YEAR ENDED
                                      ------------------------------------------------------   DECEMBER 31,
                                         2004        2003       2002       2001      2000*         1999
                                      ----------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $    19.05   $  19.01   $  18.99   $  18.22   $  18.03     $  18.46
                                      ----------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)...         .38        .52        .80       1.07        .91          .90
  Net realized and unrealized gain
     (loss).........................        (.01)       .03        .08        .83        .09         (.36)
                                      ----------   --------   --------   --------   --------     --------
     Total income from operations...         .37        .55        .88       1.90       1.00          .54
                                      ----------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income........        (.35)      (.51)      (.86)     (1.13)      (.81)        (.97)
                                      ----------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD......  $    19.07   $  19.05   $  19.01   $  18.99   $  18.22     $  18.03
                                      ==========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(b).................        1.98       2.95       4.81      10.76       5.64         3.03
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).....................  $1,135,332   $958,064   $599,795   $401,137   $422,884     $447,590
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d).....         .63        .56        .52        .52        .64          .74
     Operating expenses, gross......         .66        .72        .71        .67        .66          .74
     Net investment income
       (loss)(d)....................        2.01       2.70       4.26       5.76       6.00         5.22
  Portfolio turnover rate (%)(b)....      131.57     187.92     163.86     260.94      92.31       177.08


  *   For the ten months ended October 31, 2000.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Periods less than one year are not annualized.
  (c) The ratios for periods less than one year are annualized.

  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Funds can also be found at www.Russell.com.

                                 EQUITY I FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     Institutional Capital Corporation, 225 W. Wacker Drive, Suite 2400,
       Chicago, IL 60606.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO
       80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
       30326-3248.

     Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite
       1080, Wayne, PA 19087.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
       10019.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

                                 EQUITY Q FUND

     Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
       Philadelphia, PA 19102.


     Franklin Portfolio Associates, LLC, One Boston Place, 29th Floor, Boston,
       MA 02108.



     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.


     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

                                 EQUITY II FUND

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
       10022-6067.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.

     Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA
       19312-2412.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.


     Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 2900,
       San Diego, CA 92101.


     Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 1000, Santa
       Monica, CA 90401-1190.


     TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                               INTERNATIONAL FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
       10022.

     Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT
       06830-6378.

     Capital International, Inc., 11100 Santa Monica Blvd., 15th Floor, Los
       Angeles, CA 90025-3384.

     Fidelity Management & Research Company, 82 Devonshire Street, Mail
       Zone--V5B, Boston, MA 02109-3614.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
       Wilmington, DE 19801-1165.

     Mondrian Investment Partners Limited, 80 Cheapside, 3rd Floor, London EC2V
       6EE England.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.

     The Boston Company Asset Management, LLC, Mellon Financial Center One
       Boston Place, 14th Floor, Boston, MA 02108-4408.

                              FIXED INCOME I FUND


     Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.


     Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive,
       Suite 2100, Chicago, IL 60606.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.


     Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA
       91101.


                             FIXED INCOME III FUND

     Bear Stearns Asset Management Inc. ("Bear Stearns"), 383 Madison Avenue,
       New York, NY 10179.

     Delaware Management Company, a series of Delaware Management Business
       Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.

     Morgan Stanley Investment Management Inc., One Tower Bridge, 100 Front
       Street, Suite 1100,West Conshohocken, PA 19428-2881.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

                          REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
       Lane, 16th Floor, Boston, MA 02210-2021.


     Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500,
       Chicago, IL 60606.



     INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.


     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
       Floor, Chicago IL 60611-1901.

                             EMERGING MARKETS FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
       Cambridge MA 02138.

     Genesis Asset Managers, LLP, P.O. Box 466 Barclays Court, Les Echelons, St.
       Peter Port, Guernsey, GY1 6AW Channel Islands.

     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

     Wells Capital Management Inc., 525 Market Street, 10th Floor, San
       Francisco, CA 94105.

                            SHORT DURATION BOND FUND

     Merganser Capital Management L.P., 99 High Street, Boston, MA 02110-2320.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

     STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA
       93013.

     WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495

The Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at www.russell.com.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   CLASS Y SHARES:
   Equity I Fund
   Equity Q Fund
   Equity II Fund
   International Fund
   Fixed Income I Fund
   Fixed Income III Fund
   CLASS S SHARES:
   Real Estate Securities Fund
   Emerging Markets Fund
   Short Duration Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
(RUSSELL LOGO)                                                  36-08-062 (0305)

LIFEPOINTS(R) FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS(R) FUNDS

PROSPECTUS
CLASS D SHARES:
CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
BALANCED STRATEGY FUND
AGGRESSIVE STRATEGY FUND
EQUITY AGGRESSIVE STRATEGY FUND

MARCH 1, 2005




909 A STREET, TACOMA, WA  98402 o 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                                  (RUSSELL LOGO)

                               TABLE OF CONTENTS


Risk/Return Summary........................................................    1
  Investment Objective.....................................................    1
  Principal Investment Strategies..........................................    1
  Principal Risks..........................................................    2
  Performance..............................................................    2
  Fees and Expenses........................................................    9
The Purpose of the Funds--Multi-Style, Multi-Manager Diversification.......   13
Management of the Funds and Underlying Funds...............................   14
The Money Managers for the Underlying Funds................................   15
Investment Objective and Investment Strategies of the Underlying Funds.....   17
Risks......................................................................   28
Portfolio Turnover.........................................................   34
Portfolio Disclosure.......................................................   34
Dividends and Distributions................................................   34
Taxes......................................................................   35
How Net Asset Value is Determined..........................................   35
Distribution and Shareholder Servicing Arrangements and Payments to
  Financial Intermediaries.................................................   37
How to Purchase Shares.....................................................   37
Exchange Privilege.........................................................   39
Right to Reject or Restrict Purchase and Exchange Orders...................   39
How to Redeem Shares.......................................................   41
Payment of Redemption Proceeds.............................................   42
Other Information About Share Transactions.................................   42
Financial Highlights.......................................................   44
Money Manager Information..................................................   49

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


     Each of the following Funds has a non-fundamental investment objective. This means that each Fund's investment objective may be changed by the Board of Trustees of a Fund without shareholder approval. Each of the Funds is a "fund of funds" and invests only in the shares of other Frank Russell Investment Company ("FRIC") funds.


CONSERVATIVE STRATEGY
  FUND seeks to provide high current income and low long term capital appreciation.

MODERATE STRATEGY
  FUND seeks to provide high current income and moderate long term capital appreciation.

BALANCED STRATEGY
  FUND seeks to provide above average capital appreciation and a moderate level of current income.

AGGRESSIVE STRATEGY
  FUND seeks to provide high long term capital appreciation with low current income.

EQUITY AGGRESSIVE
  STRATEGY FUND               seeks to provide high long term capital
                              appreciation.

                        PRINCIPAL INVESTMENT STRATEGIES


     Each of the FRIC LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.



     Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests and the allocation of assets to the Underlying Funds are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Equity Aggressive Strategy Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in shares of equity Underlying Funds. The Equity Aggressive Strategy Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Equity Aggressive Strategy Fund invests its assets.



                                                                                  EQUITY
                              CONSERVATIVE   MODERATE   BALANCED   AGGRESSIVE   AGGRESSIVE
                                STRATEGY     STRATEGY   STRATEGY    STRATEGY     STRATEGY
UNDERLYING FUND                   FUND         FUND       FUND        FUND         FUND
---------------               ------------   --------   --------   ----------   ----------
Diversified Equity Fund.....       7%          11%        16%         23%          29%
Special Growth Fund.........      --            3%         4%          5%           6%
Quantitative Equity Fund....       7%          11%        16%         23%          29%
International Securities
  Fund......................       3%          11%        16%         19%          24%
Diversified Bond Fund.......      22%          27%        20%         --           --
Short Duration Bond Fund
  (formerly Short Term Bond
  Fund).....................      58%          33%        --          --           --
Multistrategy Bond Fund.....      --           --         20%         20%          --
Real Estate Securities
  Fund......................       3%           4%         5%          6%           7%
Emerging Markets Fund.......      --           --          3%          4%           5%


     Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

DIVERSIFICATION

     Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                PRINCIPAL RISKS

     You should consider the following factors before investing in a Fund:

     - An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

     - Neither the Funds nor FRIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks.

     - Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

     - The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

     - A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Risks."

     - The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     - An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                  PERFORMANCE

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class D Shares varies over the life of each Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class D Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     Each Fund first issued Class D Shares on March 24, 1998. Performance shown for Class D Shares prior to that date is the performance of the Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class D Shares. Had it done so, the returns shown would have been lower.

     Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                           CONSERVATIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class D

                                  (BAR CHART)

                                                                      CONSERVATIVE STRATEGY FUND
                                                                      --------------------------
1998                                                                             7.47%
1999                                                                             5.18%
2000                                                                             5.58%
2001                                                                             3.89%
2002                                                                             1.57%
2003                                                                             7.70%
2004                                                                             4.17%


                               BEST QUARTER:  4.17% (2Q/03)


                               WORST QUARTER:  (1.49)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class D.................  4.17%         4.56%          5.15%

Return After Taxes on Distributions, Class
  D..........................................  3.54%         3.27%          3.60%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class D....................  2.74%         3.09%          3.44%

Merrill Lynch 1-2.99 Year Treasury Index.....  0.91%         4.93%          5.02%

Lehman Brothers Aggregate Bond Index.........  4.34%         7.71%          6.78%



*   Commenced operations by issuing Class E Shares on November 7, 1997.

                             MODERATE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class D

(BAR CHART)

                                                                        MODERATE STRATEGY FUND
                                                                        ----------------------
1998                                                                              9.91%
1999                                                                              8.40%
2000                                                                              2.88%
2001                                                                             -0.14%
2002                                                                             -2.94%
2003                                                                             14.15%
2004                                                                              7.15%


                               BEST QUARTER:  7.30% (2Q/03)


                               WORST QUARTER:  (5.04)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class D.................   7.15%        4.05%          5.28%

Return After Taxes on Distributions, Class
  D..........................................   6.54%        2.83%          3.78%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class D....................   4.69%        2.72%          3.62%

Merrill Lynch 1-2.99 Year Treasury Index.....   0.91%        4.93%          5.02%

Lehman Brothers Aggregate Bond Index.........   4.34%        7.71%          6.78%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%



*   Commenced operations by issuing Class E Shares on October 2, 1997.

                             BALANCED STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class D

(BAR CHART)

                                                                        BALANCED STRATEGY FUND
                                                                        ----------------------
1998                                                                             11.54%
1999                                                                             11.64%
2000                                                                              0.11%
2001                                                                             -4.31%
2002                                                                             -7.70%
2003                                                                             21.55%
2004                                                                             10.62%


                               BEST QUARTER:  10.81% (2Q/03)


                               WORST QUARTER:  (9.06)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class D.................  10.62%        3.52%          5.67%

Return After Taxes on Distributions, Class
  D..........................................   9.98%        2.38%          4.13%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class D....................   6.95%        2.34%          3.96%

Lehman Brothers Aggregate Bond Index.........   4.34%        7.71%          6.78%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%

MSCI EAFE Index..............................  20.70%       (0.80)%         4.30%



*   Commenced operations by issuing Class E Shares on September 16, 1997.

                            AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class D

(BAR CHART)

                                                                       AGGRESSIVE STRATEGY FUND
                                                                       ------------------------
1998                                                                             11.52%
1999                                                                             17.69%
2000                                                                             -4.14%
2001                                                                             -8.54%
2002                                                                            -13.95%
2003                                                                             28.19%
2004                                                                             12.60%


                               BEST QUARTER:  14.75% (2Q/03)


                               WORST QUARTER:  (14.03)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class D.................  12.60%         1.72%         4.99%

Return After Taxes on Distributions, Class
  D..........................................  11.98%         0.89%         3.70%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class D....................   8.18%         1.01%         3.56%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%

MSCI EAFE Index..............................  20.70%       (0.80)%         4.30%

Lehman Brothers Aggregate Bond Index.........   4.34%         7.71%         6.78%



*   Commenced operations by issuing Class E Shares on September 16, 1997.

                        EQUITY AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class D

(BAR CHART)

                                                                    EQUITY AGGRESSIVE STRATEGY FUND
                                                                    -------------------------------
1998                                                                             13.69%
1999                                                                             21.58%
2000                                                                             -7.02%
2001                                                                            -12.48%
2002                                                                            -19.26%
2003                                                                             33.74%
2004                                                                             14.62%


                               BEST QUARTER:  17.51% (4Q/98)


                               WORST QUARTER:  (17.58)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class D.................  14.62%         0.15%         4.31%

Return After Taxes on Distributions, Class
  D..........................................  14.24%       (0.58)%         3.07%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class D....................   9.50%       (0.23)%         3.04%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%

MSCI EAFE Index..............................  20.70%       (0.80)%         4.30%



*   Commenced operations by issuing Class E Shares on September 30, 1997.

                               FEES AND EXPENSES


     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds. The Fund expenses shown in the Annual Fund Operating Expenses table do not include the pro-rata expenses of the Underlying Funds, which are shown in the two tables under "Indirect Expenses."


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                          MAXIMUM SALES
                                          MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                                          CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                                           IMPOSED ON      REINVESTED         CHARGE       REDEMPTION   EXCHANGE
                                            PURCHASES       DIVIDENDS         (LOAD)         FEES*        FEES
                                          -------------   -------------   --------------   ----------   --------
All Funds, Class D......................      None            None             None           None        None



* Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT WERE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                                 OTHER
                                                               EXPENSES                                     TOTAL NET
                                                              (REFLECTING   TOTAL GROSS                      ANNUAL
                                               DISTRIBUTION   SHAREHOLDER   ANNUAL FUND   FEE WAIVERS AND     FUND
                                    ADVISORY     (12B-1)       SERVICING     OPERATING        EXPENSE       OPERATING
                                      FEE         FEES**         FEES)       EXPENSES     REIMBURSEMENTS#   EXPENSES
                                    --------   ------------   -----------   -----------   ---------------   ---------
CLASS D SHARES*
  Conservative Strategy Fund......   0.20%        0.25%          0.43%         0.88%          (0.38)%         0.50%
  Moderate Strategy Fund..........   0.20%        0.25%          0.42%         0.87%          (0.37)%         0.50%
  Balanced Strategy Fund..........   0.20%        0.25%          0.39%         0.84%          (0.34)%         0.50%
  Aggressive Strategy Fund........   0.20%        0.25%          0.43%         0.88%          (0.38)%         0.50%
  Equity Aggressive Strategy
     Fund.........................   0.20%        0.25%          0.45%         0.90%          (0.40)%         0.50%



* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.


**


    Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class D Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class D Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

# FRIMCo has contractually agreed to waive, at least through February 28, 2006, its 0.20% advisory fee for each Fund.


## "Other Expenses," "Total Gross Fund Annual Operating Expenses" and "Fee Waivers and Expense Reimbursements" reflect certain direct operating expenses borne either by the Underlying Funds in which the Fund invests or by FRIMCo as more fully described below.




    If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

DIRECT EXPENSES

     Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. The foregoing direct operating expenses are borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2006 and may be renewed thereafter. If these arrangements are discontinued, Fund expenses may increase.

     Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2006), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

INDIRECT EXPENSES

     Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest.

     As explained at the beginning of this Prospectus, each Fund will invest in some, but not all, of the Underlying Funds.


                                                       OTHER
                                                      EXPENSES
                                                     (INCLUDING
                                                   ADMINISTRATIVE
                                                      FEES AND      TOTAL GROSS        FEE
                                                    SHAREHOLDER     ANNUAL FUND      WAIVERS           TOTAL NET
                                        ADVISORY     SERVICING       OPERATING     AND EXPENSE        ANNUAL FUND
UNDERLYING FUND (CLASS S SHARES)          FEE          FEES)         EXPENSES     REIMBURSEMENTS   OPERATING EXPENSES
--------------------------------        --------   --------------   -----------   --------------   ------------------
Diversified Equity*...................   0.73%         0.27%           1.00%          0.00%              1.00%
Quantitative Equity...................   0.73%         0.26%           0.99%          0.00%              0.99%
Special Growth........................   0.90%         0.39%           1.29%          0.00%              1.29%
Real Estate Securities................   0.80%         0.31%           1.11%          0.00%              1.11%
International Securities..............   0.90%         0.39%           1.29%          0.00%              1.29%
Emerging Markets*.....................   1.15%         0.72%           1.87%          0.00%              1.87%
Diversified Bond......................   0.40%         0.26%           0.66%          0.00%              0.66%
Multistrategy Bond....................   0.60%         0.29%           0.89%          0.00%              0.89%
Short Duration Bond*..................   0.45%         0.21%           0.66%          0.00%              0.66%



* "Fee Waivers and Expense Reimbursements" have been restated to reflect fee waivers and expense reimbursements not expected to be paid during the fiscal year ending October 31, 2005.


     Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                              CLASS D
                                                              -------
Conservative Strategy Fund..................................   1.24%
Moderate Strategy Fund......................................   1.34%
Balanced Strategy Fund......................................   1.50%
Aggressive Strategy Fund....................................   1.59%
Equity Aggressive Strategy Fund.............................   1.64%


     Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it invests. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2006. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
CLASS D
  Conservative Strategy Fund................................   $126     $474     $  846     $1,892
  Moderate Strategy Fund....................................    136      502        893      1,989
  Balanced Strategy Fund....................................    153      546        964      2,132
  Aggressive Strategy Fund..................................    162      582      1,028      2,267
  Equity Aggressive Strategy Fund...........................    167      601      1,062      2,338

     The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:

                     (CONSERVATIVE STRATEGY FUND PIE CHART)

                                                    SHORT DURATION        REAL ESTATE                             QUANTITATIVE
INTERNATIONAL SECURITIES       DIVERSIFIED BOND          BOND             SECURITIES       DIVERSIFIED EQUITY        EQUITY
------------------------       ----------------     --------------        -----------      ------------------     ------------
3.00                                 22.00               58.00               3.00                 7.00                7.00

                       (BALANCED STRATEGY FUND PIE CHART)

                            DIVERSIFIED    QUANTITATIVE       SPECIAL      INTERNATIONAL     EMERGING       DIVERSIFIED
REAL ESTATE SECURITIES        EQUITY          EQUITY          GROWTH        SECURITIES        MARKETS          BOND
----------------------      -----------    ------------       -------      -------------     --------       -----------
5.00                           16.00           16.00           4.00            16.00           3.00            20.00

                           MULTISTRATEGY
                                BOND
                           -------------

                               20.00

                  (EQUITY AGGRESSIVE STRATEGY FUND PIE CHART)

                                  REAL ESTATE                             QUANTITATIVE                            INTERNATIONAL
EMERGING MARKETS                  SECURITIES       DIVERSIFIED EQUITY        EQUITY          SPECIAL GROWTH        SECURITIES
----------------                  -----------      ------------------     ------------       --------------       -------------
5.00                                 7.00                29.00                29.00               6.00                24.00

                       (MODERATE STRATEGY FUND PIE CHART)

                                                  QUANTITATIVE      INTERNATIONAL      REAL ESTATE
DIVERSIFIED EQUITY             SPECIAL GROWTH        EQUITY          SECURITIES        SECURITIES      DIVERSIFIED BOND
------------------             --------------     ------------      -------------      -----------     ----------------
11.00                               3.00              11.00             11.00             4.00              27.00

                               SHORT DURATION
                                    BOND
                               --------------

                                    33.00

                      (AGGRESSIVE STRATEGY FUND PIE CHART)

                                 DIVERSIFIED      QUANTITATIVE                        INTERNATIONAL       EMERGING
REAL ESTATE SECURITIES             EQUITY            EQUITY        SPECIAL GROWTH      SECURITIES          MARKETS
----------------------           -----------      ------------     --------------     -------------       --------
6.00                                23.00             23.00             5.00              19.00             4.00

                                MULTISTRATEGY
                                     BOND
                                -------------

                                    20.00

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain banks (including bank trust departments), registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     - Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     - Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     - Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.


     The FRIC Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.


     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

                MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS


     The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

     Each Fund and Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

     FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo develops the investment programs for each Fund and Underlying Fund, selects, subject to approval of the Underlying Funds' Board, money managers for the Underlying Funds, allocates Underlying Fund assets among the money managers, oversees the money managers and evaluates their results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.

     FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds (the "FRIMCo Managers") are:


     - Bruce A. Eidelson, Portfolio Manager since 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.


     - Robert E. Hall, Portfolio Manager since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo. Mr. Hall has primary responsibility for the management of the Emerging Markets Fund.


     - Jeffrey T. Hussey, Head of US Fixed Income since March 2003. Mr. Hussey has also been a Portfolio Manager since 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst. Mr. Hussey has primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

     - Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.


     - Jill F. Johnson, Portfolio Manager since May 2004 and Senior Investment Officer since March 2000. From 1995 to 2000, Ms. Johnson was the Principal of JF Johnson Consulting in Seattle and Los Angeles. Ms. Johnson has primary responsibility for the management of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Tax-Managed Global Equity Funds.


     - James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

     - Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. From 1993 to 1999 he was Director of Equity Research. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

     - Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Equity II and Special Growth Funds.

     - Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff has primary responsibility for the management of the Short Duration Bond and Tax Exempt Bond Funds.


     - Stephen W. Skatrud, Portfolio Manager since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. Mr. Skatrud has primary responsibility for the management of the Select Growth, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


     - Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

     Please see the Funds' Statement of Additional Information for additional information about the FRIMCo Managers' compensation, other accounts managed by the FRIMCo Managers and the FRIMCo Managers' ownership of securities in the Funds.

     In the last fiscal year, the Funds did not pay FRIMCo any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest.


     In the last fiscal year, the aggregate annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Diversified Equity Fund, 0.77%, Special Growth Fund, 0.95%, Quantitative Equity Fund, 0.78%, International Securities Fund, 0.95%, Diversified Bond Fund, 0.45%, Short Duration Bond Fund, 0.47%, Multistrategy Bond Fund, 0.65%, Real Estate Securities Fund, 0.85% and Emerging Markets Fund, 1.16%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.


     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending April 30, 2005.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


     Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                 INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
                            OF THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

     Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.

DIVERSIFIED EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SPECIAL GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $4 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments.

         These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

QUANTITATIVE EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. The Fund emphasizes stocks that are deemed attractive based upon the quantitative models and factors that the managers' research has found to be predictive of positive excess returns over the long term and may include both growth and value securities.

         Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities it believes most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

         The Fund's money managers typically use a variety of quantitative models and techniques to rank the relative attractiveness of the securities. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

INTERNATIONAL SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.


         The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


         The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.


         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

DIVERSIFIED BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund defines short duration as of a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

         The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

MULTISTRATEGY BOND FUND


       NON-FUNDAMENTAL INVESTMENT OBJECTIVE


         Seeks to provide current income, and as a secondary objective, capital appreciation.


       PRINCIPAL INVESTMENT STRATEGIES


         The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

         The Fund invests in common stocks, and to a limited extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

         Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral. The Fund may also occasionally invest in rights, warrants and convertible fixed-income securities.

         From time to time, the Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following tables describe types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

                                PRINCIPAL RISKS


        RISK ASSOCIATED WITH                            DESCRIPTION                          RELEVANT FUND
-------------------------------------  ---------------------------------------------  ----------------------------
MULTI-MANAGER APPROACH                 The investment styles employed by a Fund's     All Funds
                                       money managers may not be complementary. The
                                       interplay of the various strategies employed   (All Underlying Funds)
                                       by a Fund's multiple money managers may
                                       result in a Fund holding a concentration of
                                       certain types of securities. This
                                       concentration may be beneficial or
                                       detrimental to a Fund's performance depending
                                       upon the performance of those securities and
                                       the overall economic environment. The money
                                       managers selected for a Fund may underperform
                                       the market generally or other money managers
                                       that could have been selected for that Fund.
                                       The multi-manager approach could increase a
                                       Fund's portfolio turnover rates, realization
                                       of capital gains or losses, brokerage
                                       commissions and other transaction costs.

EQUITY SECURITIES
     - Common Stocks                   The value of common stocks will rise and fall  Equity Aggressive Strategy
                                       in response to the activities of the company   Aggressive Strategy
                                       that issued the stock, general market          Balanced Strategy
                                       conditions and/or economic conditions. If an   Moderate Strategy
                                       issuer is liquidated or declares bankruptcy,   (Underlying Funds:
                                       the claims of owners of bonds will take        Diversified Equity
                                       precedence over the claims of owners of        Special Growth
                                       common stocks.                                 Quantitative Equity
                                                                                      International Securities
                                                                                      Real Estate Securities
                                                                                      Emerging Markets)

     - Value Stocks                    Investments in value stocks are subject to     Equity Aggressive Strategy
                                       the risks of common stocks, as well as the     Aggressive Strategy
                                       risks that (i) their intrinsic values may      Balanced Strategy
                                       never be realized by the market or (ii) such   Moderate Strategy
                                       stock may turn out not to have been            (Underlying Funds:
                                       undervalued.                                   Diversified Equity
                                                                                      Special Growth
                                                                                      International Securities
                                                                                      Emerging Markets)

        RISK ASSOCIATED WITH                            DESCRIPTION                          RELEVANT FUND
-------------------------------------  ---------------------------------------------  ----------------------------
     - Growth Stocks                   Investments in growth stocks are subject to    Equity Aggressive Strategy
                                       the risks of common stocks. Growth company     Aggressive Strategy
                                       stocks generally provide minimal dividends     Balanced Strategy
                                       which could otherwise cushion stock prices in  Moderate Strategy a market decline. The value of growth company  (Underlying Funds:
                                       stocks may rise and fall significantly based,  Diversified Equity
                                       in part, on investors' perceptions of the      Special Growth
                                       company, rather than on fundamental analysis   International Securities
                                       of the stocks.                                 Emerging Markets)

     - Market-Oriented Investments     Market-oriented investments are subject to     Equity Aggressive Strategy
                                       the risks of common stocks, as well as the     Aggressive Strategy
                                       risks associated with growth and value         Balanced Strategy
                                       stocks.                                        Moderate Strategy
                                                                                      (Underlying Funds:
                                                                                      Diversified Equity
                                                                                      Special Growth
                                                                                      Quantitative Equity
                                                                                      International Securities
                                                                                      Emerging Markets)

     - Securities of Small             Investments in securities of small             Equity Aggressive Strategy
       Capitalization Companies        capitalization companies are subject to the    Aggressive Strategy
                                       risks of common stocks. Investments in         Balanced Strategy
                                       smaller companies may involve greater risks    Moderate Strategy
                                       because these companies generally have a       (Underlying Fund:
                                       limited track record. Smaller companies often  Special Growth)
                                       have narrower markets and more limited
                                       managerial and financial resources than
                                       larger, more established companies. As a
                                       result, their performance can be more
                                       volatile, which may increase the volatility
                                       of a Fund's portfolio.

     - Preferred Stocks                Investments in preferred stocks are subject    Equity Aggressive Strategy
                                       to the risks of common stocks, as well as the  Aggressive Strategy
                                       risk that interest rates will rise and make    Balanced Strategy
                                       the fixed dividend feature, if any, less       (Underlying Funds:
                                       appealing to investors. Preferred stock does   Emerging Markets
                                       not usually have voting rights.                International Securities)

FIXED-INCOME SECURITIES                Prices of fixed-income securities rise and     Balanced Strategy
                                       fall in response to interest rate changes.     Moderate Strategy
                                       Generally, when interest rates rise, prices    Conservative Strategy
                                       of fixed-income securities fall. The longer    (Underlying Funds:
                                       the duration of the security, the more         Diversified Bond
                                       sensitive the security is to this risk. A 1%   Multistrategy Bond
                                       increase in interest rates would reduce the    Short Duration Bond)
                                       value of a $100 note by approximately one
                                       dollar if it had a one-year duration. There
                                       is also a risk that fixed income securities
                                       will be downgraded in credit rating or go
                                       into default. Lower-rated bonds, and bonds
                                       with larger final maturities, generally have
                                       higher credit risks.

        RISK ASSOCIATED WITH                            DESCRIPTION                          RELEVANT FUND
-------------------------------------  ---------------------------------------------  ----------------------------
     - Non-Investment Grade            Although lower rated debt securities           Aggressive Strategy
       Fixed-Income Securities ("Junk  generally offer a higher yield than higher     Balanced Strategy
       Bonds")                         rated debt securities, they involve higher     (Underlying Funds:
                                       risks, higher volatility and higher risk of    Multistrategy Bond
                                       default than investment grade bonds. They are  Short Duration Bond)
                                       especially subject to:

                                       - Adverse changes in general economic
                                       conditions and in the industries in which
                                         their issuers are engaged,

                                       - Changes in the financial condition of their
                                       issuers and

                                       - Price fluctuations in response to changes in interest rates.

                                       As a result, issuers of lower rated debt
                                       securities are more likely than other issuers
                                       to miss principal and interest payments or to
                                       default which could result in a loss to a
                                       Fund.

     - Government Issued or            Bonds guaranteed by a government are subject   Balanced Strategy
       Guaranteed Securities           to inflation risk and price depreciation       Moderate Strategy
                                       risk. Bonds issued by non-US governments are   Conservative Strategy
                                       also subject to default risk. These risks      (Underlying Funds:
                                       could result in losses to a Fund.              Diversified Bond
                                                                                      Multistrategy Bond
                                                                                      Short Duration Bond)

INTERNATIONAL SECURITIES               A Fund's return and net asset value may be     Equity Aggressive Strategy
                                       significantly affected by political or         Aggressive Strategy
                                       economic conditions and regulatory             Balanced Strategy
                                       requirements in a particular country. Non-US   (Underlying Funds:
                                       markets, economies and political systems may   Diversified Bond
                                       be less stable than US markets, and changes    Multistrategy Bond
                                       in exchange rates of foreign currencies can    International Securities
                                       affect the value of a Fund's foreign assets.   Emerging Markets
                                       Non-US laws and accounting standards           Short Duration Bond)
                                       typically are not as comprehensive as they
                                       are in the US and there may be less public
                                       information available about foreign
                                       companies. Non-US securities markets may be
                                       less liquid and have fewer transactions than
                                       US securities markets. Additionally,
                                       international markets may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.

     - Non-US Debt Securities          A Fund's non-US debt securities are typically  Aggressive Strategy
                                       obligations of sovereign governments and       Balanced Strategy
                                       corporations. To the extent that a Fund        (Underlying Funds:
                                       invests a significant portion of its assets    Diversified Bond
                                       in a concentrated geographic area like         Multistrategy Bond
                                       Eastern Europe or Asia, the Fund will          Short Duration Bond)
                                       generally have more exposure to regional
                                       economic risks associated with foreign
                                       investments.

        RISK ASSOCIATED WITH                            DESCRIPTION                          RELEVANT FUND
-------------------------------------  ---------------------------------------------  ----------------------------
     - Emerging Market Countries       Investments in emerging or developing markets  (Underlying Fund:
                                       involve exposure to economic structures that   Emerging Markets)
                                       are generally less diverse and mature, and to
                                       political systems which have less stability
                                       than those of more developed countries. These
                                       securities are particularly subject to a risk
                                       of default from political instability.
                                       Emerging market securities are subject to
                                       currency transfer restrictions and may
                                       experience delays and disruptions in
                                       securities settlement procedures for a Fund's
                                       portfolio securities. The volatility of
                                       emerging markets can be significantly higher
                                       than other equity asset classes.

     - Instruments of US and Foreign   Non-US corporations and banks issuing dollar   Balanced Strategy
       Banks and Branches and Foreign  denominated instruments in the US are not      Moderate Strategy
       Corporations, Including Yankee  necessarily subject to the same regulatory     Conservative Strategy
       Bonds                           requirements that apply to US corporations     (Underlying Funds:
                                       and banks, such as accounting, auditing and    Diversified Bond
                                       recordkeeping standards, the public            Multistrategy Bond
                                       availability of information and, for banks,    Short Duration Bond)
                                       reserve requirements, loan limitations and
                                       examinations. This complicates efforts to
                                       analyze these securities, and may increase
                                       the possibility that a non-US corporation or
                                       bank may become insolvent or otherwise unable
                                       to fulfill its obligations on these
                                       instruments.

DERIVATIVES (E.G. FUTURES CONTRACTS,   If a Fund incorrectly forecasts interest       Balanced Strategy
OPTIONS ON FUTURES, CURRENCY, CREDIT   rates in using derivatives, the Fund could     Moderate Strategy
OR INTEREST RATE SWAPS)                lose money. Price movements of a futures       Conservative Strategy
                                       contract, option or structured note may not    (Underlying Funds:
                                       be identical to price movements of portfolio   Diversified Bond
                                       securities or a securities index resulting in  Multistrategy Bond
                                       the risk that, when a Fund buys a futures      Short Duration Bond)
                                       contract or option as a hedge, the hedge may
                                       not be effective. Furthermore, regulatory
                                       requirements for the Funds to set aside
                                       assets to meet their obligations with respect
                                       to derivatives may result in a Fund being
                                       unable to purchase or sell securities when it
                                       would otherwise be favorable to do so, or in
                                       a Fund needing to sell securities at a
                                       disadvantageous time. A Fund may also be
                                       unable to close out its derivatives positions
                                       when desired.

REAL ESTATE SECURITIES                 Just as real estate values go up and down,     (Underlying Fund:
                                       the value of the securities of companies       Real Estate Securities)
                                       involved in the industry, and in which a Fund
                                       invests, also fluctuates. A Fund that invests
                                       in real estate securities is also subject to
                                       the risks associated with direct ownership of
                                       real estate. Additional risks include
                                       declines in the value of real estate, changes
                                       in general and local economic and real estate
                                       market conditions, increases in property
                                       taxes or other operating expenses and changes
                                       in tax laws and interest rates. The value of
                                       securities of companies that service the real
                                       estate industry may also be affected by such
                                       risks.

        RISK ASSOCIATED WITH                            DESCRIPTION                          RELEVANT FUND
-------------------------------------  ---------------------------------------------  ----------------------------
     - REITs                           REITs may be affected by changes in the value  (Underlying Fund:
                                       of the underlying properties owned by the      Real Estate Securities)
                                       REITs and by the quality of tenants' credit.
                                       Moreover, the underlying portfolios of REITs
                                       may not be diversified, and therefore subject
                                       to the risk of investing in a limited number
                                       of properties. REITs are also dependent upon
                                       management skills and are subject to heavy
                                       cash flow dependency, defaults by tenants,
                                       self-liquidation and the possibility of
                                       failing either to qualify for tax-free
                                       pass-through of income under federal tax laws
                                       or to maintain their exemption from certain
                                       federal securities laws.

MUNICIPAL OBLIGATIONS                  Municipal obligations are affected by          Moderate Strategy
                                       economic, business or political developments.  Conservative Strategy
                                       These securities may be subject to provisions  (Underlying Fund:
                                       of litigation, bankruptcy and other laws       Short Duration Bond)
                                       affecting the rights and remedies of
                                       creditors, or may become subject to future
                                       laws extending the time for payment of
                                       principal and/or interest, or limiting the
                                       rights of municipalities to levy taxes.

MORTGAGE OR ASSET BACKED SECURITIES    Prepayment of principal on mortgage and asset  Balanced Strategy
                                       backed securities may expose a Fund to a       Moderate Strategy
                                       lower rate of return upon reinvestment of      Conservative Strategy
                                       principal. Also, if a security subject to      (Underlying Funds:
                                       prepayment has been purchased at a premium,    Diversified Bond
                                       in the event of prepayment the value of the    Multistrategy Bond
                                       premium would be lost. A Fund that purchases   Short Duration Bond)
                                       mortgage backed securities is subject to
                                       certain additional risks. Rising interest
                                       rates tend to extend the duration of mortgage
                                       backed securities, making them more sensitive
                                       to changes in interest rates. As a result, in
                                       a period of rising interest rates, a Fund
                                       that holds mortgage backed securities may
                                       exhibit additional volatility. This is known
                                       as extension risk.

DEPOSITARY RECEIPTS                    Depositary receipts are securities traded on   (Underlying Funds:
                                       a local stock exchange that represent          International Securities
                                       interests in securities issued by a foreign    Emerging Markets)
                                       publicly-listed company. They may be affected
                                       by the risks associated with international
                                       securities, such as changes in political or
                                       economic conditions of other countries and
                                       changes in the exchange rates of foreign
                                       currencies. The value of depositary receipts
                                       will rise and fall in response to the
                                       activities of the company that issued the
                                       securities represented by the depositary
                                       receipts, general market conditions and/ or
                                       economic conditions. Also, if there is a rise
                                       in demand for the underlying security and it
                                       becomes less available to the market, the
                                       price of the depositary receipt may rise,
                                       causing the Fund to pay a premium in order to
                                       obtain the desired depositary receipt.

        RISK ASSOCIATED WITH                            DESCRIPTION                          RELEVANT FUND
-------------------------------------  ---------------------------------------------  ----------------------------
                                                     ADDITIONAL RISKS

REPURCHASE AGREEMENTS                  Under a repurchase agreement, a bank or        (Underlying Funds:
                                       broker sells securities to a Fund and agrees   Diversified Bond
                                       to repurchase them at the Fund's cost plus     Short Duration Bond
                                       interest. If the value of the securities       Multistrategy Bond)
                                       declines and the bank or broker defaults on
                                       its repurchase obligation, a Fund could incur
                                       a loss.

EXPOSING CASH RESERVES TO APPROPRIATE  By exposing its cash reserves to the           All Funds
MARKETS                                performance of appropriate markets by          (All Underlying Funds)
                                       purchasing equity securities (in the case of
                                       equity funds) or fixed income securities (in
                                       the case of fixed income funds) and/or
                                       derivatives, a Fund's performance tends to
                                       correlate more closely to the performance of
                                       that market as a whole. However, the market
                                       performance of these instruments may not
                                       correlate precisely to the performance of the
                                       corresponding market. This approach increases
                                       a Fund's performance if the particular market
                                       rises and reduces a Fund's performance if the
                                       particular market declines.

EMERGING MARKET COUNTRIES              Investments in emerging or developing markets  (Underlying Fund:
                                       involve exposure to economic structures that   International Securities)
                                       are generally less diverse and mature, and to
                                       political systems which have less stability
                                       than those of more developed countries. These
                                       securities are particularly subject to a risk
                                       of default from political instability.
                                       Emerging market securities are subject to
                                       currency transfer restrictions and may
                                       experience delays and disruptions in
                                       securities settlement procedures for a Fund's
                                       portfolio securities. The volatility of
                                       emerging markets can be significantly higher
                                       than other equity asset classes.

ILLIQUID SECURITIES                    An illiquid security is one without an active  All Funds
                                       secondary market, making it difficult for an   (Underlying Funds:
                                       owner of the security to sell it. A Fund with  Special Growth an investment in an illiquid security may not  Emerging Markets be able to sell the security quickly and at a  Real Estate Securities)
                                       fair price, which could cause the Fund to
                                       realize losses on the security if the
                                       security is sold at a price lower than that
                                       at which it had been valued. An illiquid
                                       security may also have large price
                                       volatility.

USE OF MODELS                          Models are constructed with the expectation    All Funds
                                       that they will be predictive of positive       (Underlying Fund:
                                       excess returns over the long term, but are     Quantitative Equity)
                                       not likely to be consistently predictive of
                                       positive excess returns over the short term.
                                       This may cause a Fund's short-term investment
                                       performance to vary significantly from the
                                       long-term performance predicted by the models
                                       used for investment purposes.

SECURITIES LENDING                     If a borrower of a Fund's securities fails     (All Underlying Funds)
                                       financially, the Fund's recovery of the
                                       loaned securities may be delayed or the Fund
                                       may lose its rights to the collateral which
                                       could result in a loss to a Fund.

                               PORTFOLIO TURNOVER


     The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.


                              PORTFOLIO DISCLOSURE

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

CAPITAL GAINS DISTRIBUTIONS


     The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


     In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

BUYING A DIVIDEND

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

AUTOMATIC REINVESTMENT

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-US corporations.

     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.


     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


     If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE

     The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund's assets (i.e., the shares of the Underlying Funds at that day's net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.


VALUATION OF PORTFOLIO SECURITIES

     The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.


     The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.


     Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

     - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

     - US over-the-counter equities: Official closing price; last bid price if no closing price;

     - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

     - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

     - Futures: Settlement price.


     If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.



     This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

     Because foreign securities can trade on non-business days, the net asset value of an Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

              DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS
                    AND PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Funds offer Class D Shares in this Prospectus. Class D Shares are available only to employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants. Class D Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

     Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, the Class D Shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class D Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.


     Financial Intermediaries may receive distribution compensation and shareholder servicing compensation from the Funds' Distributor with respect to Class D Shares of the Funds pursuant to the Funds' Rule 12b-1 distribution plan and the Funds' shareholder servicing plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Funds' fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.


     In addition to the foregoing payments, FRIMCo or the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.


     FRIMCo or the Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.


     To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.

     Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or FRIMCo.

                             HOW TO PURCHASE SHARES


     Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     There is currently no required minimum initial investment for the Funds offered by this Prospectus. Class D Shares are available only to employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored

403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants. Class D Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.


     If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to FRIMCo, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.


     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


     All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in net asset value between the trade date and settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     CUSTOMER IDENTIFICATION PROGRAM: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

OFFERING DATES AND TIMES

     Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

AUTOMATED INVESTMENT PROGRAM


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES

     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

SYSTEMATIC EXCHANGE PROGRAM

     If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

                          RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS


     The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, a Fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interests. In the event that a Fund rejects or cancels an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. The Funds' frequent trading policies have been approved by the Funds' Board of Trustees.


FREQUENT TRADING POLICIES AND LIMITATIONS ON TRADING ACTIVITY

     Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Do not invest in the Funds if you are a frequent trader or a market-timer. The Funds are intended for long-term investors.

     The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

     The Funds monitor for redemptions made within 60 days of purchase on a "first-in, first-out" basis.

     If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Funds will take the following steps:

     - Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.

     - If a potential impermissible frequent trading pattern has been identified, the Funds will contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if a third round trip is detected, the Funds will again contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if another round trip occurs, the Funds will generally exercise their right to restrict, reject or cancel all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Funds may not be in the best interest of the Fund or its shareholders, the Funds will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

     The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict, reject or cancel purchase and exchange orders as described above.

     These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Funds' ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.


     The Funds will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Funds to detect and curtail frequent trading practices for a significant percentage of a Fund's shareholders, depending on the structure of a Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.


     Currently, Funds that have principal investment strategies to invest in fixed income securities are not considered to have the same risks associated with frequent trading as equity funds. However, these Funds or their agents will take the steps described above to curtail any frequent trading activity that is identified.

RISKS OF FREQUENT TRADING

     Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Funds use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

     Additionally, to the extent that a Fund invests in Underlying Funds that invest significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

     Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in Underlying Funds that invest significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio to a greater degree than Funds which invest in Underlying Funds that invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

LIMITATIONS ON THE ABILITY TO DETECT AND CURTAIL FREQUENT TRADING

     The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

     - Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

     - The ability of the Funds and their agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.

     - The Funds also generally receive purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.

     - Omnibus account arrangements are common forms of holding Fund shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with a Fund. Generally, in these circumstances, the identities of individual shareholders are not known to a Fund.

     The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

REDEMPTION DATES AND TIMES

     Redemption requests must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

SYSTEMATIC WITHDRAWAL PROGRAM

     If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

     You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer for redemptions. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.


                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

WRITTEN INSTRUCTIONS

     The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

     - The Fund name and account number

     - Details related to the transaction including type and amount

     - Signatures of all owners exactly as registered on the account

     - Any supporting legal documentation that may be required

RESPONSIBILITY FOR FRAUD


     Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


SIGNATURE GUARANTEE

     Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

REDEMPTION IN-KIND


     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


UNCASHED CHECKS

     Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REGISTRATION OF FUND ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables represents the Financial Highlights for the Funds' Class D Shares for the periods shown.

CONSERVATIVE STRATEGY FUND--CLASS D SHARES


                                                     FISCAL YEAR ENDED OCTOBER 31,             YEAR ENDED
                                             ----------------------------------------------   DECEMBER 31,
                                               2004      2003      2002      2001    2000*        1999
                                             --------   -------   -------   ------   ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $  10.47   $  9.97   $ 10.17   $10.21   $10.16     $ 10.25
                                             --------   -------   -------   ------   ------     -------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b)......       .18       .16       .33      .44      .33         .44
  Net realized and unrealized gain
     (loss)................................       .26       .55      (.18)    (.03)     .09         .08
                                             --------   -------   -------   ------   ------     -------
     Total income from operations..........       .44       .71       .15      .41      .42         .52
                                             --------   -------   -------   ------   ------     -------
DISTRIBUTIONS
  From net investment income...............      (.18)     (.21)     (.34)    (.45)    (.37)       (.56)
  From net realized gain...................      (.04)       --      (.01)      --       --        (.05)
                                             --------   -------   -------   ------   ------     -------
     Total distributions...................      (.22)     (.21)     (.35)    (.45)    (.37)       (.61)
                                             --------   -------   -------   ------   ------     -------
NET ASSET VALUE, END OF PERIOD.............  $  10.69   $ 10.47   $  9.97   $10.17   $10.21     $ 10.16
                                             ========   =======   =======   ======   ======     =======
TOTAL RETURN (%)(c)........................      4.23      7.17      1.52     4.11     4.20        5.18
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)............................  $146,230   $92,430   $25,145   $3,066   $1,162     $ 1,001
  Ratios to average net assets (%):
     Operating expenses, net (d)(f)........       .50       .50       .50      .50      .50         .50
     Operating expenses, gross (d)(e)......       .88       .93      1.09     1.48     2.13        1.89
     Net investment income (loss) (c)(f)...      1.65      1.57      3.33     4.06     3.27        4.24
  Portfolio turnover rate (%)(c)...........      6.18     30.98     35.08    54.86    53.89      125.01



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.


  (c) Periods less than one year are not annualized.


  (d) The ratios for periods less than one year are annualized.


  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

MODERATE STRATEGY FUND--CLASS D SHARES


                                                     FISCAL YEAR ENDED OCTOBER 31,             YEAR ENDED
                                            -----------------------------------------------   DECEMBER 31,
                                              2004       2003      2002      2001    2000*        1999
                                            --------   --------   -------   ------   ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD......  $  10.06   $   9.19   $  9.64   $10.24   $10.49     $ 10.15
                                            --------   --------   -------   ------   ------     -------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b).....       .16        .16       .23      .33      .28         .33
  Net realized and unrealized gain
     (loss)...............................       .49        .92      (.38)    (.56)    (.02)        .50
                                            --------   --------   -------   ------   ------     -------
     Total income from operations.........       .65       1.08      (.15)    (.23)     .26         .83
                                            --------   --------   -------   ------   ------     -------
DISTRIBUTIONS
  From net investment income..............      (.17)      (.21)     (.25)    (.35)    (.31)       (.40)
  From net realized gain..................      (.02)        --      (.05)    (.02)    (.20)       (.09)
                                            --------   --------   -------   ------   ------     -------
     Total distributions..................      (.19)      (.21)     (.30)    (.37)    (.51)       (.49)
                                            --------   --------   -------   ------   ------     -------
NET ASSET VALUE, END OF PERIOD............  $  10.52   $  10.06   $  9.19   $ 9.64   $10.24     $ 10.49
                                            ========   ========   =======   ======   ======     =======
TOTAL RETURN (%)(c).......................      6.55      11.94     (1.58)   (2.33)    2.65        8.40
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)...........................  $254,060   $154,267   $38,170   $5,545   $3,157     $ 1,367
  Ratios to average net assets (%):
     Operating expenses, net (d)(f).......       .50        .50       .50      .50      .50         .50
     Operating expenses, gross (d)(e).....       .87        .92       .96     1.04     1.14        1.17
     Net investment income (loss)
       (c)(f).............................      1.55       1.62      2.51     3.39     2.66        3.28
  Portfolio turnover rate (%)(c)..........      3.99      11.08     15.16    42.49    39.55      120.04



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.


  (c) Periods less than one year are not annualized.


  (d) The ratios for periods less than one year are annualized.


  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

BALANCED STRATEGY FUND--CLASS D SHARES


                                                   FISCAL YEAR ENDED OCTOBER 31,               YEAR ENDED
                                         --------------------------------------------------   DECEMBER 31,
                                           2004       2003       2002      2001      2000*        1999
                                         --------   --------   --------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $   9.66   $   8.36   $   9.08   $ 10.25   $ 10.77      $10.13
                                         --------   --------   --------   -------   -------      ------
INCOME FROM OPERATIONS
  Net investment income (loss)
     (a)(b)............................       .17        .12        .16       .21       .17         .30
  Net realized and unrealized gain
     (loss)............................       .71       1.34       (.59)    (1.10)     (.09)        .84
                                         --------   --------   --------   -------   -------      ------
     Total income from operations......       .88       1.46       (.43)     (.89)      .08        1.14
                                         --------   --------   --------   -------   -------      ------
DISTRIBUTIONS
  From net investment income...........      (.19)      (.16)      (.18)     (.25)     (.28)       (.38)
  From net realized gain...............        --         --       (.11)     (.03)     (.32)       (.12)
                                         --------   --------   --------   -------   -------      ------
     Total distributions...............      (.19)      (.16)      (.29)     (.28)     (.60)       (.50)
                                         --------   --------   --------   -------   -------      ------
NET ASSET VALUE, END OF PERIOD.........  $  10.35   $   9.66   $   8.36   $  9.08   $ 10.25      $10.77
                                         ========   ========   ========   =======   =======      ======
TOTAL RETURN (%)(c)....................      9.25      17.76      (5.01)    (8.83)      .84       11.64
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)........................  $676,342   $396,545   $121,077   $38,381   $17,296      $9,075
  Ratios to average net assets (%):
     Operating expenses, net (d)(f)....       .50        .50        .50       .50       .50         .50
     Operating expenses, gross
       (d)(e)..........................       .84        .86        .84       .84       .80         .81
     Net investment income (loss)
       (c)(f)..........................      1.70       1.38       1.75      2.25      1.67        3.07
  Portfolio turnover rate (%)(c).......      6.42      18.55      12.18     33.42     31.70       64.63



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.


  (c) Periods less than one year are not annualized.


  (d) The ratios for periods less than one year are annualized.


  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

AGGRESSIVE STRATEGY FUND--CLASS D SHARES


                                                    FISCAL YEAR ENDED OCTOBER 31,              YEAR ENDED
                                          -------------------------------------------------   DECEMBER 31,
                                            2004       2003      2002      2001      2000*        1999
                                          --------   --------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $   9.15   $   7.54   $  8.52   $ 10.41   $ 11.20      $ 9.95
                                          --------   --------   -------   -------   -------      ------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b)...       .11        .05       .08       .10       .09         .15
  Net realized and unrealized gain
     (loss).............................       .84       1.63      (.79)    (1.81)     (.28)       1.57
                                          --------   --------   -------   -------   -------      ------
     Total income from operations.......       .95       1.68      (.71)    (1.71)     (.19)       1.72
                                          --------   --------   -------   -------   -------      ------
DISTRIBUTIONS
  From net investment income............      (.13)      (.07)     (.10)     (.14)     (.22)       (.31)
  From net realized gain................        --         --      (.17)     (.04)     (.38)       (.16)
                                          --------   --------   -------   -------   -------      ------
     Total distributions................      (.13)      (.07)     (.27)     (.18)     (.60)       (.47)
                                          --------   --------   -------   -------   -------      ------
NET ASSET VALUE, END OF PERIOD..........  $   9.97   $   9.15   $  7.54   $  8.52   $ 10.41      $11.20
                                          ========   ========   =======   =======   =======      ======
TOTAL RETURN (%)(c).....................     10.41      22.44     (8.78)   (16.58)    (1.72)      17.69
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).........................  $452,502   $232,636   $58,031   $15,307   $12,628      $6,096
  Ratios to average net assets (%):
     Operating expenses, net (d)(f).....       .50        .50       .50       .50       .50         .50
     Operating expenses, gross (d)(e)...       .88        .91       .89       .88       .85         .88
     Net investment income (loss)
       (c)(f)...........................      1.14        .66       .92      1.02       .81        1.48
  Portfolio turnover rate (%)(c)........      2.22      15.15     11.73     13.12     40.57       71.44



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.


  (c) Periods less than one year are not annualized.


  (d) The ratios for periods less than one year are annualized.


  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS D SHARES


                                                    FISCAL YEAR ENDED OCTOBER 31,              YEAR ENDED
                                          -------------------------------------------------   DECEMBER 31,
                                            2004       2003      2002      2001      2000*        1999
                                          --------   --------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $   8.38   $   6.70   $  7.79   $ 10.33   $ 11.43      $ 9.81
                                          --------   --------   -------   -------   -------      ------
INCOME FROM OPERATIONS
  Net investment income (loss)
     (a)(b)(g)..........................       .06        .02       .01        --        --         .06
  Net realized and unrealized gain
     (loss).............................       .91       1.69      (.94)    (2.32)     (.34)       2.01
                                          --------   --------   -------   -------   -------      ------
     Total income from operations.......       .97       1.71      (.93)    (2.32)     (.34)       2.07
                                          --------   --------   -------   -------   -------      ------
DISTRIBUTIONS
  From net investment income............      (.08)      (.03)     (.02)     (.14)     (.15)       (.29)
  From net realized gain................        --         --      (.14)     (.08)     (.61)       (.16)
                                          --------   --------   -------   -------   -------      ------
     Total distributions................      (.08)      (.03)     (.16)     (.22)     (.76)       (.45)
                                          --------   --------   -------   -------   -------      ------
NET ASSET VALUE, END OF PERIOD..........  $   9.27   $   8.38   $  6.70   $  7.79   $ 10.33      $11.43
                                          ========   ========   =======   =======   =======      ======
TOTAL RETURN (%)(c).....................     11.59      25.60    (12.34)   (22.91)    (2.90)      21.58
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).........................  $225,187   $128,624   $36,092   $12,208   $12,592      $3,732
  Ratios to average net assets (%):
     Operating expenses, net (d)(f).....       .50        .50       .50       .50       .50         .50
     Operating expenses, gross (d)(e)...       .90        .93       .92       .89       .85         .84
     Net investment income (loss)
       (c)(f)...........................       .64        .24       .20       .05       .01         .64
  Portfolio turnover rate (%)(c)........     12.46      17.81     29.86     47.86     58.41       76.20



  *   For the ten months ended October 31, 2000.


  (a) Average month-end shares outstanding were used for this calculation.


  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.


  (c) Periods less than one year are not annualized.


  (d) The ratios for periods less than one year are annualized.


  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.


  (g) Less than $.01 per share for the periods ended October 31, 2001 and October 31, 2000.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com.

                            DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     Institutional Capital Corporation, 225 W. Wacker Drive, Suite 2400,
       Chicago, IL 60606.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO
       80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
       30326-3248.

     Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite
       1080, Wayne, PA 19087.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
       10019.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

                            QUANTITATIVE EQUITY FUND

     Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
       Philadelphia, PA 19102.


     Franklin Portfolio Associates, LLC, One Boston Place, 29th Floor, Boston,
       MA 02108.



     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.


     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

                              SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
       10022-6067.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.

     Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA
       19312-2412.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.


     Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 2900,
       San Diego, CA 92101.


     Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 1000, Santa
       Monica, CA 90401-1190.


     TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                          REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
       Lane, 16th Floor, Boston, MA 02210-2021.


     Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500,
       Chicago, IL 60606.


     INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
       Floor, Chicago IL 60611-1901.

                         INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
       10022.

     Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT
       06830-6378.

     Capital International, Inc., 11100 Santa Monica Blvd., 15th Floor, Los
       Angeles, CA 90025-3384.

     Fidelity Management & Research Company, 82 Devonshire Street, Mail Zone
       --V5B, Boston, MA 02109-3614.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
       Wilmington, DE 19801-1165.

     Mondrian Investment Partners Limited, 80 Cheapside, 3rd Floor, London EC2V
       6EE England.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.

     The Boston Company Asset Management, LLC, Mellon Financial Center One
       Boston Place, 14th Floor, Boston, MA 02108-4408.

                             EMERGING MARKETS FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
       Cambridge MA 02138.

     Genesis Asset Managers, LLP, P.O. Box 466 Barclays Court, Les Echelons, St.
       Peter Port, Guernsey, GY1 6AW Channel Islands.

     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

     Wells Capital Management Inc., 525 Market Street, 10th Floor, San
       Francisco, CA 94105.

                             DIVERSIFIED BOND FUND


     Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.


     Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive,
       Suite 2100, Chicago, IL 60606.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.


     Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA
       91101.

                            MULTISTRATEGY BOND FUND

     Bear Stearns Asset Management Inc. ("Bear Stearns"), 383 Madison Avenue,
       New York, NY 10179.

     Delaware Management Company, a series of Delaware Management Business
       Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.

     Morgan Stanley Investment Management Inc., One Tower Bridge, 100 Front
       Street, Suite 1100, West Conshohocken, PA 19428-2881.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

                            SHORT DURATION BOND FUND

     Merganser Capital Management L.P., 99 High Street, Boston, MA 02110-2320.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

     STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA
       93013.

     WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI of the Funds and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495

The Funds' and the Underlying Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at www.russell.com.

You can review and copy information about the Funds and the Underlying Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   CLASS D SHARES:
   Conservative Strategy Fund
   Moderate Strategy Fund
   Balanced Strategy Fund
   Aggressive Strategy Fund
   Equity Aggressive Strategy Fund

                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
(RUSSELL LOGO)                                                  36-08-058 (0305)

LIFEPOINTS FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS FUNDS

PROSPECTUS
CLASS A AND C SHARES:
CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
BALANCED STRATEGY FUND
AGGRESSIVE STRATEGY FUND
EQUITY AGGRESSIVE STRATEGY FUND

MARCH 1, 2005




909 A STREET, TACOMA, WA  98402 o 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                                  (RUSSELL LOGO)

                               TABLE OF CONTENTS


Risk/Return Summary........................................................    1
  Investment Objective.....................................................    1
  Principal Investment Strategies..........................................    1
  Principal Risks..........................................................    2
  Performance..............................................................    2
  Fees and Expenses........................................................    9
The Purpose of the Funds--Multi-Style, Multi-Manager Diversification.......   13
Management of the Funds and Underlying Funds...............................   14
The Money Managers for the Underlying Funds................................   15
Investment Objective and Investment Strategies of the Underlying Funds.....   17
Risks......................................................................   28
Portfolio Turnover.........................................................   34
Portfolio Disclosure.......................................................   34
Dividends and Distributions................................................   35
Taxes......................................................................   35
How Net Asset Value is Determined..........................................   36
Choosing a Class of Shares to Buy..........................................   37
More About Deferred Sales Charges..........................................   41
How to Purchase Shares.....................................................   41
Exchange Privilege.........................................................   43
Right to Reject or Restrict Purchase and Exchange Orders...................   43
How to Redeem Shares.......................................................   46
Payment of Redemption Proceeds.............................................   46
Other Information About Share Transactions.................................   47
Financial Highlights.......................................................   48
Money Manager Information..................................................   58

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


     Each of the following Funds has a non-fundamental investment objective. This means that each Fund's investment objective may be changed by the Board of Trustees of a Fund without shareholder approval. Each of the Funds is a "fund of funds" and invests only in the shares of other Frank Russell Investment Company ("FRIC") funds.


CONSERVATIVE STRATEGY
  FUND seeks to provide high current income and low long term capital appreciation.

MODERATE STRATEGY
  FUND seeks to provide high current income and moderate long term capital appreciation.

BALANCED STRATEGY
  FUND seeks to provide above average capital appreciation and a moderate level of current income.

AGGRESSIVE STRATEGY
  FUND seeks to provide high long term capital appreciation with low current income.

EQUITY AGGRESSIVE
  STRATEGY FUND               seeks to provide high long term capital
                              appreciation.

                        PRINCIPAL INVESTMENT STRATEGIES


     Each of the FRIC LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.



     Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests and the allocation of assets to the Underlying Funds are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Equity Aggressive Strategy Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in shares of equity Underlying Funds. The Equity Aggressive Strategy Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Equity Aggressive Strategy Fund invests its assets.



                                                                                  EQUITY
                              CONSERVATIVE   MODERATE   BALANCED   AGGRESSIVE   AGGRESSIVE
                                STRATEGY     STRATEGY   STRATEGY    STRATEGY     STRATEGY
UNDERLYING FUND                   FUND         FUND       FUND        FUND         FUND
---------------               ------------   --------   --------   ----------   ----------
Diversified Equity Fund.....       7%          11%        16%         23%          29%
Special Growth Fund.........      --            3%         4%          5%           6%
Quantitative Equity Fund....       7%          11%        16%         23%          29%
International Securities
  Fund......................       3%          11%        16%         19%          24%
Diversified Bond Fund.......      22%          27%        20%         --           --
Short Duration Bond Fund
  (formerly Short Term Bond
  Fund).....................      58%          33%        --          --           --
Multistrategy Bond Fund.....      --           --         20%         20%          --
Real Estate Securities
  Fund......................       3%           4%         5%          6%           7%
Emerging Markets Fund.......      --           --          3%          4%           5%


     Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

DIVERSIFICATION

     Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                PRINCIPAL RISKS

     You should consider the following factors before investing in a Fund:

     - An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

     - Neither the Funds nor FRIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks.

     - Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

     - The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

     - A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Risks."

     - The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     - An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                  PERFORMANCE

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies over the life of each Fund. The return (both before and after tax) for Class A Shares offered by this Prospectus will differ from the Class C returns shown in the bar charts, based on the applicable sales charge and fees of the Class A Shares. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     The Equity Aggressive Strategy and Balanced Strategy Funds first issued Class A Shares on March 4, 2003. The Conservative Strategy Fund first issued Class A Shares on March 3, 2003. The Moderate Strategy Fund first issued Class A Shares on March 5, 2003 and the Aggressive Strategy Fund first issued Class A Shares on March 10, 2003. Performance for Class A Shares prior to those dates is the performance of the Funds' Class E Shares and has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

     The Equity Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds first issued Class C Shares on February 11, 1999. The Aggressive Strategy and Balanced Strategy Funds first issued Class C Shares on January 29, 1999. Performance shown for Class C Shares prior to those dates is the performance of the Funds' Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown would have been lower.

     Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                           CONSERVATIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

(CHART)

----                                                                             ----
1998                                                                             7.47%
1999                                                                             4.77%
2000                                                                             5.14%
2001                                                                             3.16%
2002                                                                             1.16%
2003                                                                             7.14%
2004                                                                             3.61%


                               BEST QUARTER:  4.09% (2Q/03)


                               WORST QUARTER:  (1.61)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class A**...............  (1.63)%       3.55%          4.52%

Return Before Taxes, Class C.................   3.61%        4.02%          4.71%

Return After Taxes on Distributions, Class
  C..........................................   3.16%        2.91%          3.29%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class C....................   2.39%        2.74%          3.15%

Merrill Lynch 1-2.99 Year Treasury Index.....   0.91%        4.93%          5.02%

Lehman Brothers Aggregate Bond Index.........   4.34%        7.71%          6.78%


* Commenced operations by issuing Class E Shares on November 7, 1997. ** Reflects deduction of 5.75% sales charge.

                             MODERATE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

----                                                                             ----
1998                                                                              9.91%
1999                                                                              8.03%
2000                                                                              2.40%
2001                                                                             -0.68%
2002                                                                             -3.46%
2003                                                                             13.59%
2004                                                                              6.61%


                               BEST QUARTER:  7.22% (2Q/03)


                               WORST QUARTER:  (5.18)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class A**...............   1.30%        3.09%          4.68%

Return Before Taxes, Class C.................   6.61%        3.52%          4.86%

Return After Taxes on Distributions, Class
  C..........................................   6.13%        2.47%          3.49%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class C....................   4.34%        2.38%          3.34%

Merrill Lynch 1-2.99 Year Treasury Index.....   0.91%        4.93%          5.02%

Lehman Brothers Aggregate Bond Index.........   4.34%        7.71%          6.78%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%


* Commenced operations by issuing Class E Shares on October 2, 1997. ** Reflects deduction of 5.75% sales charge.

                             BALANCED STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

----                                                                             -----
1998                                                                             11.54%
1999                                                                             10.94%
2000                                                                             -0.33%
2001                                                                             -4.83%
2002                                                                             -8.11%
2003                                                                             20.96%
2004                                                                              9.98%


                               BEST QUARTER:  10.75% (2Q/03)


                               WORST QUARTER:  (9.11)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class A**...............   4.49%        2.56%          5.04%

Return Before Taxes, Class C.................   9.98%        3.00%          5.22%

Return After Taxes on Distributions, Class
  C..........................................   9.47%        2.05%          3.82%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class C....................   6.53%        2.02%          3.66%

Lehman Brothers Aggregate Bond Index.........   4.34%        7.71%          6.78%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%

MSCI EAFE Index..............................  20.70%       (0.80)%         4.30%


* Commenced operations by issuing Class E Shares on September 16, 1997. ** Reflects deduction of 5.75% sales charge.

                            AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

----                                                                             -----
1998                                                                             11.52%
1999                                                                             17.07%
2000                                                                             -4.60%
2001                                                                             -9.00%
2002                                                                            -14.48%
2003                                                                             27.67%
2004                                                                             12.01%


                               BEST QUARTER:  14.57% (2Q/03)


                               WORST QUARTER:  (14.25)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class A**...............   6.48%        0.78%          4.38%

Return Before Taxes, Class C.................  12.01%        1.20%          4.55%

Return After Taxes on Distributions, Class
  C..........................................  11.51%        0.54%          3.38%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class C....................   7.79%        0.68%          3.26%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%

MSCI EAFE Index..............................  20.70%       (0.80)%         4.30%

Lehman Brothers Aggregate Bond Index.........   4.34%        7.71%          6.78%


* Commenced operations by issuing Class E Shares on September 16, 1997. ** Reflects deduction of 5.75% sales charge.

                        EQUITY AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    (CHART)

----                                                                             -----
1998                                                                             13.69%
1999                                                                             21.14%
2000                                                                             -7.53%
2001                                                                            -12.83%
2002                                                                            -19.69%
2003                                                                             33.02%
2004                                                                             14.07%


                               BEST QUARTER:  17.51% (4Q/98)


                               WORST QUARTER:  (17.70)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class A**...............   8.28%       (0.45)%         3.94%

Return Before Taxes, Class C.................  14.07%       (0.36)%         3.90%

Return After Taxes on Distributions, Class
  C..........................................  13.77%       (1.01)%         2.71%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class C....................   9.14%       (0.60)%         2.72%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%

MSCI EAFE Index..............................  20.70%       (0.80)%         4.30%


* Commenced operations by issuing Class E Shares on September 30, 1997. ** Reflects deduction of 5.75% sales charge.

                               FEES AND EXPENSES


     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds. The Fund expenses shown in the Annual Fund Operating Expenses table do not include the pro-rata expenses of the Underlying Funds, which are shown in the two tables under "Indirect Expenses."


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                          MAXIMUM SALES
                                          MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                                          CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                                           IMPOSED ON      REINVESTED         CHARGE       REDEMPTION   EXCHANGE
                                            PURCHASES       DIVIDENDS         (LOAD)         FEES**       FEES
                                          -------------   -------------   --------------   ----------   --------
All Funds, Class A......................      5.75%           None             1.00%*         None        None
All Funds, Class C......................      None            None             None           None        None


* There is a 1.00% deferred sales charge on redemptions of Class A Shares made within 12 months of a purchase of $1 million or more on which no initial sales charge was paid.


** Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT WERE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                                OTHER
                                                              EXPENSES                                     TOTAL NET
                                                             (REFLECTING   TOTAL GROSS                      ANNUAL
                                              DISTRIBUTION   SHAREHOLDER   ANNUAL FUND   FEE WAIVERS AND     FUND
                                   ADVISORY     (12B-1)       SERVICING     OPERATING        EXPENSE       OPERATING
                                     FEE         FEES**         FEES)       EXPENSES     REIMBURSEMENTS#   EXPENSES
                                   --------   ------------   -----------   -----------   ---------------   ---------
CLASS A SHARES
  Conservative Strategy Fund.....   0.20%        0.25%          0.21%         0.66%          (0.41)%         0.25%
  Moderate Strategy Fund.........   0.20%        0.25%          0.18%         0.63%          (0.38)%         0.25%
  Balanced Strategy Fund.........   0.20%        0.25%          0.14%         0.59%          (0.34)%         0.25%
  Aggressive Strategy Fund.......   0.20%        0.25%          0.18%         0.63%          (0.38)%         0.25%
  Equity Aggressive Strategy
     Fund........................   0.20%        0.25%          0.20%         0.65%          (0.40)%         0.25%

CLASS C SHARES*
  Conservative Strategy Fund.....   0.20%        0.75%          0.43%         1.38%          (0.38)%         1.00%
  Moderate Strategy Fund.........   0.20%        0.75%          0.42%         1.37%          (0.37)%         1.00%
  Balanced Strategy Fund.........   0.20%        0.75%          0.39%         1.34%          (0.34)%         1.00%
  Aggressive Strategy Fund.......   0.20%        0.75%          0.43%         1.38%          (0.38)%         1.00%
  Equity Aggressive Strategy
     Fund........................   0.20%        0.75%          0.45%         1.40%          (0.40)%         1.00%



* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.



** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class C and Class A Shares of the Funds may not exceed 6.25% and 7.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each Class of Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.



# FRIMCo has contractually agreed to waive, at least through February 28, 2006, its 0.20% advisory fee for each Fund.



## "Other Expenses," "Total Gross Annual Fund Operating Expenses" and "Fee Waivers and Expense Reimbursements" reflect certain direct operating expenses borne either by the Underlying Funds in which the Fund invests or by FRIMCo as more fully described below.


    If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

DIRECT EXPENSES

     Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. The foregoing direct operating expenses are borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2006 and may be renewed thereafter. If these arrangements are discontinued, Fund expenses may increase.

     Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2006), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

INDIRECT EXPENSES

     Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest.

     As explained at the beginning of this Prospectus, each Fund will invest in some, but not all, of the Underlying Funds.


                                                        OTHER EXPENSES
                                                          (INCLUDING                                     TOTAL NET
                                                        ADMINISTRATIVE    TOTAL GROSS                     ANNUAL
                                                           FEES AND       ANNUAL FUND    FEE WAIVERS       FUND
                                             ADVISORY     SHAREHOLDER      OPERATING     AND EXPENSE     OPERATING
                                               FEE      SERVICING FEES)    EXPENSES     REIMBURSEMENTS   EXPENSES
                                             --------   ---------------   -----------   --------------   ---------
UNDERLYING FUND (CLASS S SHARES)
  Diversified Equity*......................   0.73%          0.27%           1.00%          0.00%          1.00%
  Quantitative Equity......................   0.73%          0.26%           0.99%          0.00%          0.99%
  Special Growth...........................   0.90%          0.39%           1.29%          0.00%          1.29%
  Real Estate Securities...................   0.80%          0.31%           1.11%          0.00%          1.11%
  International Securities.................   0.90%          0.39%           1.29%          0.00%          1.29%
  Emerging Markets*........................   1.15%          0.72%           1.87%          0.00%          1.87%
  Diversified Bond.........................   0.40%          0.26%           0.66%          0.00%          0.66%
  Multistrategy Bond.......................   0.60%          0.29%           0.89%          0.00%          0.89%
  Short Duration Bond*.....................   0.45%          0.21%           0.66%          0.00%          0.66%



* "Fee Waivers and Expense Reimbursements" have been restated to reflect fee waivers and expense reimbursements not expected to be paid during the fiscal year ending October 31, 2005.


     Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                              CLASS A   CLASS C
                                                              -------   -------
Conservative Strategy Fund..................................  0.99%     1.74%
Moderate Strategy Fund......................................  1.09%     1.84%
Balanced Strategy Fund......................................  1.25%     2.00%
Aggressive Strategy Fund....................................  1.34%     2.09%
Equity Aggressive Strategy Fund.............................  1.39%     2.14%



     Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it invests. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2006. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
CLASS A SHARES
  Conservative Strategy Fund................................   $670    $  955    $1,260     $2,126
  Moderate Strategy Fund....................................    680       979     1,299      2,202
  Balanced Strategy Fund....................................    695     1,017     1,361      2,329
  Aggressive Strategy Fund..................................    704     1,051     1,421      2,459
  Equity Aggressive Strategy Fund...........................    708     1,069     1,453      2,530

CLASS C SHARES
  Conservative Strategy Fund................................   $177    $  627    $1,104     $2,423
  Moderate Strategy Fund....................................    187       656     1,151      2,516
  Balanced Strategy Fund....................................    203       698     1,219      2,649
  Aggressive Strategy Fund..................................    212       733     1,281      2,779
  Equity Aggressive Strategy Fund...........................    217       752     1,314      2,847

     The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:

                     (CONSERVATIVE STRATEGY FUND PIE CHART)



                                                    SHORT DURATION        REAL ESTATE                             QUANTITATIVE
INTERNATIONAL SECURITIES       DIVERSIFIED BOND          BOND             SECURITIES       DIVERSIFIED EQUITY        EQUITY
------------------------       ----------------     --------------        -----------      ------------------     ------------
3.00                                 22.00               58.00               3.00                 7.00                7.00

                       (BALANCED STRATEGY FUND PIE CHART)

                            DIVERSIFIED    QUANTITATIVE       SPECIAL      INTERNATIONAL     EMERGING       DIVERSIFIED
REAL ESTATE SECURITIES        EQUITY          EQUITY          GROWTH        SECURITIES        MARKETS          BOND
----------------------      -----------    ------------       -------      -------------     --------       -----------
5.00                           16.00           16.00           4.00            16.00           3.00            20.00

                           MULTISTRATEGY
                                BOND
                           -------------

                               20.00

                  (EQUITY AGGRESSIVE STRATEGY FUND PIE CHART)

                                  REAL ESTATE                             QUANTITATIVE                            INTERNATIONAL
EMERGING MARKETS                  SECURITIES       DIVERSIFIED EQUITY        EQUITY          SPECIAL GROWTH        SECURITIES
----------------                  -----------      ------------------     ------------       --------------       -------------
5.00                                 7.00                29.00                29.00               6.00                24.00

                       (MODERATE STRATEGY FUND PIE CHART)

                                                  QUANTITATIVE      INTERNATIONAL      REAL ESTATE
DIVERSIFIED EQUITY             SPECIAL GROWTH        EQUITY          SECURITIES        SECURITIES      DIVERSIFIED BOND
------------------             --------------     ------------      -------------      -----------     ----------------
11.00                               3.00              11.00             11.00             4.00              27.00

                               SHORT DURATION
                                    BOND
                               --------------

                                    33.00

                      (AGGRESSIVE STRATEGY FUND PIE CHART)

                                 DIVERSIFIED      QUANTITATIVE                        INTERNATIONAL       EMERGING
REAL ESTATE SECURITIES             EQUITY            EQUITY        SPECIAL GROWTH      SECURITIES          MARKETS
----------------------           -----------      ------------     --------------     -------------       --------
6.00                                23.00             23.00             5.00              19.00             4.00

                                MULTISTRATEGY
                                     BOND
                                -------------

                                    20.00

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain banks (including bank trust departments), registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     - Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     - Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     - Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.


     The FRIC Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.


     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

                MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS


     The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

     Each Fund and Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

     FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo develops the investment programs for each Fund and Underlying Fund, selects, subject to approval of the Underlying Funds' Board, money managers for the Underlying Funds, allocates Underlying Fund assets among the money managers, oversees the money managers and evaluates their results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.

     FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds (the "FRIMCo Managers") are:


     - Bruce A. Eidelson, Portfolio Manager since 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.


     - Robert E. Hall, Portfolio Manager since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo. Mr. Hall has primary responsibility for the management of the Emerging Markets Fund.


     - Jeffrey T. Hussey, Head of US Fixed Income since March 2003. Mr. Hussey has also been a Portfolio Manager since 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst. Mr. Hussey has primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.


     - Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.

     - Jill F. Johnson, Portfolio Manager since May 2004 and Senior Investment Officer since March 2000. From 1995 to 2000, Ms. Johnson was the Principal of JF Johnson Consulting in Seattle and Los Angeles. Ms. Johnson has primary responsibility for the management of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Tax-Managed Global Equity Funds.


     - James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

     - Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. From 1993 to 1999 he was Director of Equity Research. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

     - Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Equity II and Special Growth Funds.

     - Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff has primary responsibility for the management of the Short Duration Bond and Tax Exempt Bond Funds.


     - Stephen W. Skatrud, Portfolio Manager since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. Mr. Skatrud has primary responsibility for the management of the Select Growth, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


     - Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

     Please see the Funds' Statement of Additional Information for additional information about the FRIMCo Managers' compensation, other accounts managed by the FRIMCo Managers and the FRIMCo Managers' ownership of securities in the Funds.

     In the last fiscal year, the Funds did not pay FRIMCo any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest.


     In the last fiscal year, the aggregate annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Diversified Equity Fund, 0.77%, Special Growth Fund, 0.95%, Quantitative Equity Fund, 0.78%, International Securities Fund, 0.95%, Diversified Bond Fund, 0.45%, Short Duration Bond Fund, 0.47%, Multistrategy Bond Fund, 0.65%, Real Estate Securities Fund, 0.85% and Emerging Markets Fund, 1.16%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.


     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending April 30, 2005.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.



     Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                 INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
                            OF THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

     Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.

DIVERSIFIED EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SPECIAL GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $4 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

QUANTITATIVE EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. The Fund emphasizes stocks that are deemed attractive based upon the quantitative models and factors that the managers' research has found to be predictive of positive excess returns over the long term and may include both growth and value securities.

         Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities it believes most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

         The Fund's money managers typically use a variety of quantitative models and techniques to rank the relative attractiveness of the securities. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

INTERNATIONAL SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.


         The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


         The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.


         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

DIVERSIFIED BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund defines short duration as of a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

         The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

MULTISTRATEGY BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income, and as a secondary objective, capital appreciation.

       PRINCIPAL INVESTMENT STRATEGIES

         The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

         The Fund invests in common stocks, and to a limited extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

         Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral. The Fund may also occasionally invest in rights, warrants and convertible fixed-income securities.

         From time to time, the Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following tables describe types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

                                PRINCIPAL RISKS


        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
MULTI-MANAGER APPROACH                 The investment styles employed by a Fund's money  All Funds managers may not be complementary. The interplay  (All Underlying Funds)
                                       of the various strategies employed by a Fund's
                                       multiple money managers may result in a Fund
                                       holding a concentration of certain types of
                                       securities. This concentration may be beneficial
                                       or detrimental to a Fund's performance depending
                                       upon the performance of those securities and the
                                       overall economic environment. The money managers
                                       selected for a Fund may underperform the market
                                       generally or other money managers that could
                                       have been selected for that Fund. The
                                       multi-manager approach could increase a Fund's
                                       portfolio turnover rates, realization of capital
                                       gains or losses, brokerage commissions and other
                                       transaction costs.

EQUITY SECURITIES

     - Common Stocks                   The value of common stocks will rise and fall in  Equity Aggressive Strategy
                                       response to the activities of the company that    Aggressive Strategy
                                       issued the stock, general market conditions       Balanced Strategy
                                       and/or economic conditions. If an issuer is       Moderate Strategy
                                       liquidated or declares bankruptcy, the claims of  (Underlying Funds:
                                       owners of bonds will take precedence over the     Diversified Equity
                                       claims of owners of common stocks.                Special Growth
                                                                                         Quantitative Equity
                                                                                         International Securities
                                                                                         Real Estate Securities
                                                                                         Emerging Markets)

     - Value Stocks                    Investments in value stocks are subject to the    Equity Aggressive Strategy
                                       risks of common stocks, as well as the risks      Aggressive Strategy
                                       that (i) their intrinsic values may never be      Balanced Strategy
                                       realized by the market or (ii) such stock may     Moderate Strategy
                                       turn out not to have been undervalued.            (Underlying Funds:
                                                                                         Diversified Equity
                                                                                         Special Growth
                                                                                         International Securities
                                                                                         Emerging Markets)

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Growth Stocks                   Investments in growth stocks are subject to the   Equity Aggressive Strategy
                                       risks of common stocks. Growth company stocks     Aggressive Strategy
                                       generally provide minimal dividends which could   Balanced Strategy
                                       otherwise cushion stock prices in a market        Moderate Strategy
                                       decline. The value of growth company stocks may   (Underlying Funds:
                                       rise and fall significantly based, in part, on    Diversified Equity
                                       investors' perceptions of the company, rather     Special Growth
                                       than on fundamental analysis of the stocks.       International Securities
                                                                                         Emerging Markets)

     - Market-Oriented Investments     Market-oriented investments are subject to the    Equity Aggressive Strategy
                                       risks of common stocks, as well as the risks      Aggressive Strategy
                                       associated with growth and value stocks.          Balanced Strategy
                                                                                         Moderate Strategy
                                                                                         (Underlying Funds:
                                                                                         Diversified Equity
                                                                                         Special Growth
                                                                                         Quantitative Equity
                                                                                         International Securities
                                                                                         Emerging Markets)

     - Securities of Small             Investments in securities of small                Equity Aggressive Strategy
       Capitalization Companies        capitalization companies are subject to the       Aggressive Strategy
                                       risks of common stocks. Investments in smaller    Balanced Strategy
                                       companies may involve greater risks because       Moderate Strategy
                                       these companies generally have a limited track    (Underlying Fund:
                                       record. Smaller companies often have narrower     Special Growth)
                                       markets and more limited managerial and
                                       financial resources than larger, more
                                       established companies. As a result, their
                                       performance can be more volatile, which may
                                       increase the volatility of a Fund's portfolio.

     - Preferred Stocks                Investments in preferred stocks are subject to    Equity Aggressive Strategy
                                       the risks of common stocks, as well as the risk   Aggressive Strategy
                                       that interest rates will rise and make the fixed  Balanced Strategy
                                       dividend feature, if any, less appealing to       (Underlying Funds:
                                       investors. Preferred stock does not usually have  Emerging Markets
                                       voting rights.                                    International Securities)

FIXED-INCOME SECURITIES                Prices of fixed-income securities rise and fall   Balanced Strategy
                                       in response to interest rate changes. Generally,  Moderate Strategy when interest rates rise, prices of fixed-income  Conservative Strategy
                                       securities fall. The longer the duration of the   (Underlying Funds:
                                       security, the more sensitive the security is to   Diversified Bond
                                       this risk. A 1% increase in interest rates would  Multistrategy Bond reduce the value of a $100 note by approximately  Short Duration Bond)
                                       one dollar if it had a one-year duration. There
                                       is also a risk that fixed income securities will
                                       be downgraded in credit rating or go into
                                       default. Lower-rated bonds, and bonds with
                                       larger final maturities, generally have higher
                                       credit risks.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Non-Investment Grade            Although lower rated debt securities generally    Aggressive Strategy
       Fixed-Income Securities ("Junk  offer a higher yield than higher rated debt       Balanced Strategy
       Bonds")                         securities, they involve higher risks, higher     (Underlying Funds:
                                       volatility and higher risk of default than        Multistrategy Bond
                                       investment grade bonds. They are especially       Short Duration Bond)
                                       subject to:

                                            - Adverse changes in general economic
                                              conditions and in the industries in which
                                              their issuers are engaged,

                                            - Changes in the financial condition of
                                              their issuers and

                                            - Price fluctuations in response to changes
                                              in interest rates

                                       As a result, issuers of lower rated debt
                                       securities are more likely than other issuers to
                                       miss principal and interest payments or to
                                       default which could result in a loss to a Fund.

     - Government Issued or            Bonds guaranteed by a government are subject to   Balanced Strategy
       Guaranteed Securities           inflation risk and price depreciation risk.       Moderate Strategy
                                       Bonds issued by non-US governments are also       Conservative Strategy
                                       subject to default risk. These risks could        (Underlying Funds:
                                       result in losses to a Fund.                       Diversified Bond
                                                                                         Multistrategy Bond
                                                                                         Short Duration Bond)

INTERNATIONAL SECURITIES               A Fund's return and net asset value may be        Equity Aggressive Strategy
                                       significantly affected by political or economic   Aggressive Strategy
                                       conditions and regulatory requirements in a       Balanced Strategy
                                       particular country. Non-US markets, economies     (Underlying Funds:
                                       and political systems may be less stable than US  Diversified Bond
                                       markets, and changes in exchange rates of         International Securities
                                       foreign currencies can affect the value of a      Multistrategy Bond
                                       Fund's foreign assets. Non-US laws and            Emerging Markets
                                       accounting standards typically are not as         Short Duration Bond)
                                       comprehensive as they are in the US and there
                                       may be less public information available about
                                       foreign companies. Non-US securities markets may
                                       be less liquid and have fewer transactions than
                                       US securities markets. Additionally,
                                       international markets may experience delays and
                                       disruptions in securities settlement procedures
                                       for a Fund's portfolio securities.

     - Non-US Debt Securities          A Fund's non-US debt securities are typically     Aggressive Strategy
                                       obligations of sovereign governments and          Balanced Strategy
                                       corporations. To the extent that a Fund invests   (Underlying Funds:
                                       a significant portion of its assets in a          Diversified Bond
                                       concentrated geographic area like Eastern Europe  Multistrategy Bond
                                       or Asia, the Fund will generally have more        Short Duration Bond)
                                       exposure to regional economic risks associated
                                       with foreign investments.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Emerging Market Countries       Investments in emerging or developing markets     (Underlying Fund:
                                       involve exposure to economic structures that are  Emerging Markets)
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

     - Instruments of US and Foreign   Non-US corporations and banks issuing dollar      Balanced Strategy
       Banks and Branches and Foreign  denominated instruments in the US are not         Moderate Strategy
       Corporations, Including Yankee  necessarily subject to the same regulatory        Conservative Strategy
       Bonds                           requirements that apply to US corporations and    (Underlying Funds:
                                       banks, such as accounting, auditing and           Diversified Bond
                                       recordkeeping standards, the public availability  Multistrategy Bond
                                       of information and, for banks, reserve            Short Duration Bond)
                                       requirements, loan limitations and examinations.
                                       This complicates efforts to analyze these
                                       securities, and may increase the possibility
                                       that a non-US corporation or bank may become
                                       insolvent or otherwise unable to fulfill its
                                       obligations on these instruments.

DERIVATIVES (E.G. FUTURES CONTRACTS,   If a Fund incorrectly forecasts interest rates    Balanced Strategy
OPTIONS ON FUTURES, CURRENCY, CREDIT   in using derivatives, the Fund could lose money.  Moderate Strategy
OR INTEREST RATE SWAPS)                Price movements of a futures contract, option or  Conservative Strategy
                                       structured note may not be identical to price     (Underlying Funds:
                                       movements of portfolio securities or a            Diversified Bond
                                       securities index resulting in the risk that,      Multistrategy Bond
                                       when a Fund buys a futures contract or option as  Short Duration Bond)
                                       a hedge, the hedge may not be effective.
                                       Furthermore, regulatory requirements for the
                                       Funds to set aside assets to meet their
                                       obligations with respect to derivatives may
                                       result in a Fund being unable to purchase or
                                       sell securities when it would otherwise be
                                       favorable to do so, or in a Fund needing to sell
                                       securities at a disadvantageous time. A Fund may
                                       also be unable to close out its derivatives
                                       positions when desired.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
REAL ESTATE SECURITIES                 Just as real estate values go up and down, the    (Underlying Fund:
                                       value of the securities of companies involved in  Real Estate Securities)
                                       the industry, and in which a Fund invests, also
                                       fluctuates. A Fund that invests in real estate
                                       securities is also subject to the risks
                                       associated with direct ownership of real estate.
                                       Additional risks include declines in the value
                                       of real estate, changes in general and local
                                       economic and real estate market conditions,
                                       increases in property taxes or other operating
                                       expenses and changes in tax laws and interest
                                       rates. The value of securities of companies that
                                       service the real estate industry may also be
                                       affected by such risks.

     - REITs                           REITs may be affected by changes in the value of  (Underlying Fund:
                                       the underlying properties owned by the REITs and  Real Estate Securities)
                                       by the quality of tenants' credit. Moreover, the
                                       underlying portfolios of REITs may not be
                                       diversified, and therefore subject to the risk
                                       of investing in a limited number of properties.
                                       REITs are also dependent upon management skills
                                       and are subject to heavy cash flow dependency,
                                       defaults by tenants, self-liquidation and the
                                       possibility of failing either to qualify for
                                       tax-free pass-through of income under federal
                                       tax laws or to maintain their exemption from
                                       certain federal securities laws.

MUNICIPAL OBLIGATIONS                  Municipal obligations are affected by economic,   Moderate Strategy Conservative
                                       business or political developments. These         Strategy
                                       securities may be subject to provisions of        (Underlying Fund:
                                       litigation, bankruptcy and other laws affecting   Short Duration Bond)
                                       the rights and remedies of creditors, or may
                                       become subject to future laws extending the time
                                       for payment of principal and/or interest, or
                                       limiting the rights of municipalities to levy
                                       taxes.

MORTGAGE OR ASSET BACKED SECURITIES    Prepayment of principal on mortgage and asset     Balanced Strategy
                                       backed securities may expose a Fund to a lower    Moderate Strategy
                                       rate of return upon reinvestment of principal.    Conservative Strategy
                                       Also, if a security subject to prepayment has     (Underlying Funds:
                                       been purchased at a premium, in the event of      Diversified Bond
                                       prepayment the value of the premium would be      Multistrategy Bond
                                       lost. A Fund that purchases mortgage backed       Short Duration Bond)
                                       securities is subject to certain additional
                                       risks. Rising interest rates tend to extend the
                                       duration of mortgage backed securities, making
                                       them more sensitive to changes in interest
                                       rates. As a result, in a period of rising
                                       interest rates, a Fund that holds mortgage
                                       backed securities may exhibit additional
                                       volatility. This is known as extension risk.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
DEPOSITARY RECEIPTS                    Depositary receipts are securities traded on a    (Underlying Funds:
                                       local stock exchange that represent interests in  International Securities
                                       securities issued by a foreign publicly-listed    Emerging Markets)
                                       company. They may be affected by the risks
                                       associated with international securities, such
                                       as changes in political or economic conditions
                                       of other countries and changes in the exchange
                                       rates of foreign currencies. The value of
                                       depositary receipts will rise and fall in
                                       response to the activities of the company that
                                       issued the securities represented by the
                                       depositary receipts, general market conditions
                                       and/ or economic conditions. Also, if there is a
                                       rise in demand for the underlying security and
                                       it becomes less available to the market, the
                                       price of the depositary receipt may rise,
                                       causing the Fund to pay a premium in order to
                                       obtain the desired depositary receipt.

                                                       ADDITIONAL RISKS

REPURCHASE AGREEMENTS                  Under a repurchase agreement, a bank or broker    (Underlying Funds:
                                       sells securities to a Fund and agrees to          Diversified Bond
                                       repurchase them at the Fund's cost plus           Short Duration Bond
                                       interest. If the value of the securities          Multistrategy Bond)
                                       declines and the bank or broker defaults on its
                                       repurchase obligation, a Fund could incur a
                                       loss.

EXPOSING CASH RESERVES TO APPROPRIATE  By exposing its cash reserves to the performance  All Funds
MARKETS                                of appropriate markets by purchasing equity       (All Underlying Funds)
                                       securities (in the case of equity funds) or
                                       fixed income securities (in the case of fixed
                                       income funds) and/or derivatives, a Fund's
                                       performance tends to correlate more closely to
                                       the performance of that market as a whole.
                                       However, the market performance of these
                                       instruments may not correlate precisely to the
                                       performance of the corresponding market. This
                                       approach increases a Fund's performance if the
                                       particular market rises and reduces a Fund's
                                       performance if the particular market declines.

EMERGING MARKET COUNTRIES              Investments in emerging or developing markets     (Underlying Fund:
                                       involve exposure to economic structures that are  International Securities)
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
ILLIQUID SECURITIES                    An illiquid security is one without an active     All Funds
                                       secondary market, making it difficult for an      (Underlying Funds:
                                       owner of the security to sell it. A Fund with an  Special Growth
                                       investment in an illiquid security may not be     Emerging Markets
                                       able to sell the security quickly and at a fair   Real Estate Securities)
                                       price, which could cause the Fund to realize
                                       losses on the security if the security is sold
                                       at a price lower than that at which it had been
                                       valued. An illiquid security may also have large
                                       price volatility.

USE OF MODELS                          Models are constructed with the expectation that  All Funds
                                       they will be predictive of positive excess        (Underlying Fund:
                                       returns over the long term, but are not likely    Quantitative Equity)
                                       to be consistently predictive of positive excess
                                       returns over the short term. This may cause a
                                       Fund's short-term investment performance to vary
                                       significantly from the long-term performance
                                       predicted by the models used for investment
                                       purposes.

SECURITIES LENDING                     If a borrower of a Fund's securities fails        (All Underlying Funds)
                                       financially, the Fund's recovery of the loaned
                                       securities may be delayed or the Fund may lose
                                       its rights to the collateral which could result
                                       in a loss to a Fund.


                               PORTFOLIO TURNOVER


     The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.


                              PORTFOLIO DISCLOSURE

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

CAPITAL GAINS DISTRIBUTIONS


     The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


     In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

BUYING A DIVIDEND

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

AUTOMATIC REINVESTMENT

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election for Class A Shares by contacting your Financial Intermediary and for Class C Shares by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


     If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-US corporations.


     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.


     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


     If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


     The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund's assets (i.e., the shares of the Underlying Funds at that day's net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.


VALUATION OF PORTFOLIO SECURITIES

     The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.


     The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.


     Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

     - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

     - US over-the-counter equities: Official closing price; last bid price if no closing price;

     - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

     - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

     - Futures: Settlement price.


     If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.



     This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.


     Because foreign securities can trade on non-business days, the net asset value of an Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

                       CHOOSING A CLASS OF SHARES TO BUY

     You can choose between two classes of shares: Classes A and C. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to you depends on the amount and intended length of your investment.

     - If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

     - For Class C shares, all of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class C shares if there is positive performance.

     - Class C shares have no deferred sales charge.

COMPARING THE FUNDS' CLASSES

     Your Financial Intermediary can help you decide which class meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.

                                 CLASS A                          CLASS C
                      ------------------------------   ------------------------------
KEY FEATURES          - Initial sales charge           - No initial sales charge
                      - You may qualify for            - No deferred sales charge
                        reduction or waiver of         - Higher annual expenses than
                        initial sales charge             Class A
                      - Lower annual expenses than
                        Class C
INITIAL SALES CHARGE  - Up to 5.75%; reduced or        - None
                        waived for large purchases
                        and certain investors. No
                        initial sales charge for
                        purchases of $1,000,000 or
                        more.
DEFERRED SALES        - 1.00% on redemptions of        - None
CHARGE                  Class A Shares made within
                        12 months of a purchase of
                        $1 million or more on which
                        no initial sales charge was
                        paid.
ANNUAL DISTRIBUTION   - 0.25% of average daily net     - 1.00% of average daily net
AND SERVICE FEES        assets                           assets

SALES CHARGES

CLASS A SHARES


     Class A Shares are sold at the offering price, which is the net asset value plus a sales charge. You pay a lower initial sales charge as the size of your investment increases to certain levels. You do not pay an initial sales charge on the Funds' distributions of dividends or capital gains you reinvest in additional Class A Shares. Class A Shares participate in the Funds' Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of 0.25% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.


     The table below shows the rate of initial sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the initial sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. The Funds' distributor keeps up to approximately 13% of the initial sales charge imposed on Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

                                        SALES CHARGE AS % OF
                                     ---------------------------   FINANCIAL INTERMEDIARY
                                                      NET AMOUNT       COMMISSION AS
AMOUNT OF PURCHASE                   OFFERING PRICE    INVESTED     % OF OFFERING PRICE
------------------                   --------------   ----------   ----------------------
Less than $50,000..................       5.75           6.10               5.00
$50,000 but less than $100,000.....       4.50           4.71               3.75
$100,000 but less than $250,000....       3.50           3.63               2.75
$250,000 but less than $500,000....       2.50           2.56               2.00
$500,000 but less than
  $1,000,000.......................       2.00           2.04               1.60
$1,000,000 or more and certain
  other investments described
  below............................        -0-            -0-         up to 1.00

     INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem those Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

     AGGREGATED INVESTMENTS. Initial sales charge discounts are available for certain aggregated investments. The following purchases made by related accounts may be aggregated to determine the initial sales charge:

     1. Purchases by a trustee purchasing for a single estate/fiduciary account

     2. Purchases by an individual, spouse (or the equivalent thereof if recognized under local law), or their children (21 and under) purchasing for his/her own account

     3. Purchases by business accounts solely controlled by you or your immediate family (your spouse, or the equivalent thereof if recognized under local law, and children (21 and under))

     4. Purchases by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)

     5. Purchases by employee benefit plans of a single employer or of affiliated employers


     6. Combined purchases of or exchanges for two or more LifePoints Funds and


     7. Purchases by a trustee/fiduciary for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating shares.

     Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     INITIAL SALES CHARGE WAIVERS. Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances:

     1. Sales to FRIC trustees and employees of FRIC (including retired trustees and employees); to the immediate families of such persons (a spouse, or domestic partner, and children (21 and under), including the surviving spouse, or domestic partner, of a deceased board member or employee); or to a pension, profit-sharing or other benefit plan for such persons

     2. Offers of Class A shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise

     3. Purchases by shareholders who have redeemed Class A shares in a LifePoints Fund and who wish to reinvest their redemption proceeds in another LifePoints Fund, provided the reinvestment is made within 90 calendar days of the redemption

     4. Sales to employer sponsored Defined Contribution plans investing $1 million or more or with 100 or more eligible employees

     5. Sales to retirement plans, endowments or foundations with $50 million or more in assets

     6. Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class A Shares of the LifePoints Funds and sales to a current spouse or the equivalent thereof if recognized under local law, child (21 or under), parent, step-child (21 or under with respect to current marriage only) of such registered representative or to a family trust in the name of such registered representative

     7. Sales to trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of more than $50 million

     8. Shares purchased by a Broker/Dealer for a managed account that is charged an asset-based fee (Employee benefit plans/403(b) programs do not qualify)

     9.   Accounts managed by Frank Russell Company or its subsidiaries

     10. Shares purchased by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)

     11. Shares purchased through accounts that are part of certain qualified fee-based programs.


     RIGHTS OF ACCUMULATION ("ROA"). A shareholder may qualify to purchase Class A shares at a reduced sales charge based on (1) aggregate initial purchases of shares of all FRIC Funds or (2) subsequent aggregate purchases and existing investments in shares of all FRIC Funds. Investors must notify their Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced sales charge due to existing investments or other purchases. The reduced initial sales charge will not be applied if such notification is not furnished at the time of the order.


     For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. For ROA on subsequent purchases, the reduced sales charge is calculated based upon the current market value of your aggregated holdings as determined at the close of business on the day you purchase the shares and the current aggregate value of the purchases. In order to obtain such discount, you must provide sufficient information at the time of purchase as required by your Financial Intermediary to verify that the purchase qualifies for the reduced initial sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from your Financial Intermediary.



     LETTER OF INTENT. You may reduce your Class A initial sales charge by establishing a non-binding letter of intent ("LOI"). A LOI allows you to determine your initial sales charge by combining net purchases of all Class A shares of the Funds you intend to make over a 13-month period with the market value (as of the date of the LOI) of prior purchases greater than 90 days old. At your request, purchases made during the previous 90 days may be included, but any appreciation of your investment or reinvested dividends or capital gains will not be included. A portion of your account (up to 5%) may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. You will earn income, dividends, and capital gain distributions on escrowed shares. Your escrowed shares will be released when you have invested the amount provided for in your LOI.


     If you purchase more than the amount specified in the LOI and qualify for additional initial sales charge reductions, your reduction will be calculated at the end of the 13 month period and the surplus will be used to purchase additional Class A shares at the then-current offering price applicable to the total investment. If you purchase less than the amount specified in the LOI within a 13 month period, your initial sales charge will be adjusted upward at the end of the 13 month period. This adjustment will be made by redeeming shares from your account to cover the additional initial sales charge.

     REINSTATEMENT PRIVILEGE. You may reinvest an amount equal to all or a portion of the redemption proceeds from a redemption of Class A Shares of a LifePoints Fund in Class A Shares of that LifePoints Fund or another LifePoints Fund at the net asset value next determined after receipt of your purchase order in proper form if such reinvestment is made within 90 days of such redemption. You must reinstate Class A Shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a Fund and certain restrictions may apply. For purposes of the deferred sales charge on Class A shares, the holding period will continue as if the Class A Shares had not been redeemed.

     EXCHANGE PRIVILEGE. Generally, you may exchange your Class A Shares of a LifePoints Fund for Class A Shares of another LifePoints Fund or FRIC's Money Market Fund without paying an initial sales charge. If you exchange Class A Shares of FRIC's Money Market Fund for Class A Shares of a LifePoints Fund, and have not previously paid an initial sales charge for the assets involved in the exchange, you will pay the applicable initial sales charge for the Class A Shares of that LifePoints Fund. Exchanges have the same tax consequence as ordinary sales and purchase. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

     The Funds make available free of charge, on the Funds' website at www.russell.com, information about sales charges and sales charge waivers. The Funds' website includes hyperlinks that facilitate access to this information.

     IF YOU WANT TO LEARN MORE ABOUT SALES CHARGE WAIVERS, CONTACT YOUR FINANCIAL INTERMEDIARY.

CLASS C SHARES

     Class C shares are sold at net asset value without an initial sales charge. Class C shares also have no deferred sales charge. Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in

Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

                       MORE ABOUT DEFERRED SALES CHARGES


     You do not pay an initial sales charge when you buy $1,000,000 or more of shares of the FRIC Funds. However, if you redeem any Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are considered to be redeemed first followed by the Class A Shares you have held the longest.


     The deferred sales charge may be waived on:

     - shares sold within 12 months following the death or disability of a shareholder

     - redemptions of Class A shares made in connection with the minimum required distribution from retirement plans or IRAs upon the attainment of age 70 1/2 OR as part of a systematic withdrawal plan equaling no more than 1% per any monthly redemption, whichever is higher

     - involuntary redemptions

     - redemptions of Class A Shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise

     All waivers of deferred sales charges are subject to confirmation of your status or holdings.

     IF YOU WANT TO LEARN MORE ABOUT DEFERRED SALES CHARGES, CONTACT YOUR FINANCIAL INTERMEDIARY.

                             HOW TO PURCHASE SHARES


     Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     There is currently no required minimum initial investment for Class A or Class C Shares of the Funds. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.


     If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to FRIMCo, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.



     Financial Intermediaries may receive distribution compensation and shareholder servicing compensation from the Funds' Distributor with respect to Class A and Class C Shares of the Funds pursuant to the Funds' Rule 12b-1 distribution plan and the Funds' shareholder servicing plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Funds' fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.


     In addition to the foregoing payments, FRIMCo or the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

     FRIMCo or the Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.


     To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.

     Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or FRIMCo.

     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

     FOR CLASS A SHARES ONLY: You must place purchase orders for Class A Shares through a Financial Intermediary in US dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement.


     FOR CLASS C SHARES ONLY: All purchases of Class C Shares must be made through a Financial Intermediary in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in net asset value between the trade date and the settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     CUSTOMER IDENTIFICATION PROGRAM: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

OFFERING DATES AND TIMES

     Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

AUTOMATED INVESTMENT PROGRAM

     FOR CLASS A SHARES: Your Financial Intermediary may offer an automated investment program. Contact your financial intermediary for further information.


     FOR CLASS C SHARES: If you invest in Class C Shares through certain Financial Intermediaries, you may make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES

     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus within the same share class on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange of Class C Shares in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

     For Class A Shares, exchanges must be made through your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

SYSTEMATIC EXCHANGE PROGRAM

     If you invest in Class A Shares, your Financial Intermediary may offer a systematic exchange program. If you would like to establish a systematic exchange program please contact your Financial Intermediary.

     If you invest in Class C Shares through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

                          RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS


     The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, a Fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interests. In the event that a Fund rejects or cancels an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. The Funds' frequent trading policies have been approved by the Funds' Board of Trustees.

FREQUENT TRADING POLICIES AND LIMITATIONS ON TRADING ACTIVITY

     Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Do not invest in the Funds if you are a frequent trader or a market-timer. The Funds are intended for long-term investors.

     The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

     The Funds monitor for redemptions made within 60 days of purchase on a "first-in, first-out" basis.

     If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Funds will take the following steps:

     - Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.

     - If a potential impermissible frequent trading pattern has been identified, the Funds will contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if a third round trip is detected, the Funds will again contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if another round trip occurs, the Funds will generally exercise their right to restrict, reject or cancel all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Funds may not be in the best interest of the Fund or its shareholders, the Funds will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

     The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict, reject or cancel purchase and exchange orders as described above.

     These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Funds' ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.


     The Funds will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Funds to detect and curtail frequent trading practices for a significant percentage of a Fund's shareholders, depending on the structure of a Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.


     Currently, Funds that have principal investment strategies to invest in fixed income securities are not considered to have the same risks associated with frequent trading as equity funds. However, these Funds or their agents will take the steps described above to curtail any frequent trading activity that is identified.

RISKS OF FREQUENT TRADING

     Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Funds use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

     Additionally, to the extent that a Fund invests in Underlying Funds that invest significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

     Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in Underlying Funds that invest significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio to a greater degree than Funds which invest in Underlying Funds that invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

LIMITATIONS ON THE ABILITY TO DETECT AND CURTAIL FREQUENT TRADING

     The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

     - Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

     - The ability of the Funds and their agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.

     - The Funds also generally receive purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.

     - Omnibus account arrangements are common forms of holding Fund shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with a Fund. Generally, in these circumstances, the identities of individual shareholders are not known to a Fund.

     The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

REDEMPTION DATES AND TIMES

     Redemption requests must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

SYSTEMATIC WITHDRAWAL PROGRAM

     FOR CLASS A SHARES: Your Financial Intermediary may offer a systematic withdrawal program. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem Shares under a systematic withdrawal program, it may be a taxable transaction.

     FOR CLASS C SHARES: If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

     You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

     FOR CLASS A SHARES: When you redeem your Shares, a Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form.


     FOR CLASS C SHARES: Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be
(a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer for redemptions. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.

                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

WRITTEN INSTRUCTIONS

     FOR CLASS A SHARES: Written instructions must be in proper form as determined by your Financial Intermediary.

     FOR CLASS C SHARES: The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to ensure proper form. Generally, your instructions must include:

     - The Fund name and account number

     - Details related to the transaction including type and amount

     - Signatures of all owners exactly as registered on the account

     - Any supporting legal documentation that may be required

RESPONSIBILITY FOR FRAUD


     Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


SIGNATURE GUARANTEE

     FOR CLASS C SHARES: Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

REDEMPTION IN-KIND


     The Funds may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Funds' portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


UNCASHED CHECKS

     FOR CLASS C SHARES: Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REGISTRATION OF FUND ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables presents the Financial Highlights for the Funds' Class A Shares and Class C Shares for the periods shown.

CONSERVATIVE STRATEGY FUND--CLASS A SHARES


                                                                   FISCAL
                                                                 YEAR ENDED
                                                                 OCTOBER 31,
                                                              -----------------
                                                               2004      2003*
                                                              -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.42   $  9.94
                                                              -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b)........................      .20       .09
  Net realized and unrealized gain (loss)...................      .28       .50
                                                              -------   -------
     Total income from operations...........................      .48       .59
                                                              -------   -------
DISTRIBUTIONS
  From net investment income................................     (.21)     (.11)
  From net realized gain....................................     (.04)       --
                                                              -------   -------
     Total distributions....................................     (.25)     (.11)
                                                              -------   -------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.65   $ 10.42
                                                              =======   =======
TOTAL RETURN (%)(c)(e)......................................     4.62      6.01
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $20,709   $ 5,526
  Ratios to average net assets (%):
     Operating expenses, net(d)(g)..........................      .25       .25
     Operating expenses, gross(d)(f)........................      .66       .97
     Net investment income (loss)(c)(g).....................     1.89       .97
  Portfolio turnover rate (%)(c)............................     6.18     30.98



  *   For the period March 3, 2003 (commencement of operations) to October 31,
      2003.


  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.
  (e) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

  (f) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (g) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

CONSERVATIVE STRATEGY FUND--CLASS C SHARES


                                                          FISCAL YEAR ENDED OCTOBER 31,
                                                  ---------------------------------------------
                                                   2004      2003      2002      2001    2000*    1999**
                                                  -------   -------   -------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD............  $ 10.38   $  9.90   $ 10.10   $10.17   $10.12   $10.26
                                                  -------   -------   -------   ------   ------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b)............      .12       .12       .28      .42      .31      .43
  Net realized and unrealized gain (loss).......      .28       .52      (.18)    (.07)     .07      .04
                                                  -------   -------   -------   ------   ------   ------
     Total income from operations...............      .40       .64       .10      .35      .38      .47
                                                  -------   -------   -------   ------   ------   ------
DISTRIBUTIONS
  From net investment income....................     (.13)     (.16)     (.29)    (.42)    (.33)    (.56)
  From net realized gain........................     (.04)       --      (.01)      --       --     (.05)
                                                  -------   -------   -------   ------   ------   ------
     Total distributions........................     (.17)     (.16)     (.30)    (.42)    (.33)    (.61)
                                                  -------   -------   -------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD..................  $ 10.61   $ 10.38   $  9.90   $10.10   $10.17   $10.12
                                                  =======   =======   =======   ======   ======   ======
TOTAL RETURN (%)(c).............................     3.87      6.51      1.01     3.49     3.76     4.67
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)......  $75,976   $54,674   $24,739   $9,850   $2,500   $1,697
  Ratios to average net assets (%):
     Operating expenses, net(d)(f)..............     1.00      1.00      1.00     1.00     1.00     1.00
     Operating expenses, gross(d)(e)............     1.38      1.43      1.59     1.98     2.63     2.39
     Net investment income (loss)(c)(f).........     1.15      1.21      2.78     4.20     3.04     4.77
  Portfolio turnover rate (%)(c)................     6.18     30.98     35.08    54.86    53.89   125.01


  *   For the ten months ended October 31, 2000.
  **  For the period February 11, 1999 (commencement of sale) to December 31,
      1999.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

MODERATE STRATEGY FUND--CLASS A SHARES


                                                                   FISCAL
                                                                 YEAR ENDED
                                                                 OCTOBER 31,
                                                              -----------------
                                                               2004      2003*
                                                              -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.03   $  9.02
                                                              -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b)........................      .17       .07
  Net realized and unrealized gain (loss)...................      .51      1.06
                                                              -------   -------
     Total income from operations...........................      .68      1.13
                                                              -------   -------
DISTRIBUTIONS
  From net investment income................................     (.19)     (.12)
  From net realized gain....................................     (.02)       --
                                                              -------   -------
     Total distributions....................................     (.21)     (.12)
                                                              -------   -------
NET ASSET VALUE, END OF PERIOD..............................  $ 10.50   $ 10.03
                                                              =======   =======
TOTAL RETURN (%)(c)(e)......................................     6.87     12.56
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $55,049   $18,820
  Ratios to average net assets (%):
     Operating expenses, net(d)(g)..........................      .25       .25
     Operating expenses, gross(d)(f)........................      .63       .77
     Net investment income (loss)(c)(g).....................     1.71       .84
  Portfolio turnover rate (%)(c)............................     3.99     11.08



  *   For the period March 5, 2003 (commencement of operations) to October 31,
      2003.


  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.
  (e) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

  (f) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (g) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

MODERATE STRATEGY FUND--CLASS C SHARES


                                                        FISCAL YEAR ENDED OCTOBER 31,
                                               ------------------------------------------------
                                                 2004      2003      2002      2001      2000*    1999**
                                               --------   -------   -------   -------   -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $  10.01   $  9.15   $  9.59   $ 10.20   $ 10.46   $10.15
                                               --------   -------   -------   -------   -------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b).........       .05       .12       .19       .29       .24      .32
  Net realized and unrealized gain (loss)....       .55       .91      (.38)     (.58)     (.02)     .48
                                               --------   -------   -------   -------   -------   ------
     Total income from operations............       .60      1.03      (.19)     (.29)      .22      .80
                                               --------   -------   -------   -------   -------   ------
DISTRIBUTIONS
  From net investment income.................      (.14)     (.17)     (.20)     (.30)     (.28)    (.40)
  From net realized gain.....................      (.02)       --      (.05)     (.02)     (.20)    (.09)
                                               --------   -------   -------   -------   -------   ------
     Total distributions.....................      (.16)     (.17)     (.25)     (.32)     (.48)    (.49)
                                               --------   -------   -------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD...............  $  10.45   $ 10.01   $  9.15   $  9.59   $ 10.20   $10.46
                                               ========   =======   =======   =======   =======   ======
TOTAL RETURN (%)(c)..........................      6.00     11.36     (2.00)    (2.87)     2.20     8.03
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...  $146,515   $96,231   $39,694   $20,859   $10,392   $4,139
  Ratios to average net assets (%):
     Operating expenses, net(d)(f)...........      1.00      1.00      1.00      1.00      1.00     1.00
     Operating expenses, gross(d)(e).........      1.37      1.42      1.46      1.54      1.64     1.67
     Net investment income (loss)(c)(f)......       .48      1.29      2.05      2.95      2.30     3.35
  Portfolio turnover rate (%)(c).............      3.99     11.08     15.16     42.49     39.55   120.04


  *   For the ten months ended October 31, 2000.
  **  For the period February 11, 1999 (commencement of sale) to December 31,
      1999.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

BALANCED STRATEGY FUND--CLASS A SHARES


                                                                    FISCAL
                                                                  YEAR ENDED
                                                                 OCTOBER 31,
                                                              ------------------
                                                                2004      2003*
                                                              --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $   9.64   $  8.20
                                                              --------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b)........................       .16       .06
  Net realized and unrealized gain (loss)...................       .74      1.47
                                                              --------   -------
     Total income from operations...........................       .90      1.53
                                                              --------   -------
DISTRIBUTIONS
  From net investment income................................      (.21)     (.09)
                                                              --------   -------
NET ASSET VALUE, END OF PERIOD..............................  $  10.33   $  9.64
                                                              ========   =======
TOTAL RETURN (%)(c)(e)......................................      9.49     18.80
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $281,685   $60,696
  Ratios to average net assets (%):
     Operating expenses, net(d)(g)..........................       .25       .25
     Operating expenses, gross(d)(f)........................       .59       .66
     Net investment income (loss)(c)(g).....................      1.63       .74
  Portfolio turnover rate (%)(c)............................      6.42     18.55



  *   For the period March 4, 2003 (commencement of operations) to October 31,
      2003.


  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.
  (e) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

  (f) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (g) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

BALANCED STRATEGY FUND--CLASS C SHARES


                                                      FISCAL YEAR ENDED OCTOBER 31,
                                           ---------------------------------------------------
                                             2004       2003       2002       2001      2000*    1999**
                                           --------   --------   --------   --------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $   9.61   $   8.33   $   9.04   $  10.20   $ 10.72   $ 10.26
                                           --------   --------   --------   --------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b).....       .12        .09        .12        .16       .15       .25
  Net realized and unrealized gain
     (loss)..............................       .72       1.31       (.59)     (1.09)     (.11)      .70
                                           --------   --------   --------   --------   -------   -------
     Total income from operations........       .84       1.40       (.47)      (.93)      .04       .95
                                           --------   --------   --------   --------   -------   -------
DISTRIBUTIONS
  From net investment income.............      (.16)      (.12)      (.13)      (.20)     (.24)     (.37)
  From net realized gain.................        --         --       (.11)      (.03)     (.32)     (.12)
                                           --------   --------   --------   --------   -------   -------
     Total distributions.................      (.16)      (.12)      (.24)      (.23)     (.56)     (.49)
                                           --------   --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD...........  $  10.29   $   9.61   $   8.33   $   9.04   $ 10.20   $ 10.72
                                           ========   ========   ========   ========   =======   =======
TOTAL RETURN (%)(c)......................      8.82      17.02      (5.42)     (9.25)      .43      9.53
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)..........................  $653,463   $396,344   $186,825   $136,748   $81,188   $39,325
  Ratios to average net assets (%):
     Operating expenses, net(d)(f).......      1.00       1.00       1.00       1.00      1.00      1.00
     Operating expenses, gross(d)(e).....      1.34       1.36       1.34       1.34      1.30      1.31
     Net investment income
       (loss)(c)(f)......................      1.23       1.05       1.38       1.71      1.43      2.96
  Portfolio turnover rate (%)(c).........      6.42      18.55      12.18      33.42     31.70     64.63


  *   For the ten months ended October 31, 2000.
  **  For the period January 29, 1999 (commencement of sale) to December 31,
      1999.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

AGGRESSIVE STRATEGY FUND--CLASS A SHARES


                                                                    FISCAL
                                                                  YEAR ENDED
                                                                 OCTOBER 31,
                                                              ------------------
                                                                2004      2003*
                                                              --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $   9.12   $  7.20
                                                              --------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b)........................       .11       .04
  Net realized and unrealized gain (loss)...................       .87      1.94
                                                              --------   -------
     Total income from operations...........................       .98      1.98
                                                              --------   -------
DISTRIBUTIONS
  From net investment income................................      (.15)     (.06)
                                                              --------   -------
NET ASSET VALUE, END OF PERIOD..............................  $   9.95   $  9.12
                                                              ========   =======
TOTAL RETURN (%)(c)(e)......................................     10.76     27.35
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $154,884   $27,700
  Ratios to average net assets (%):
     Operating expenses, net(d)(g)..........................       .25       .25
     Operating expenses, gross(d)(f)........................       .63       .74
     Net investment income (loss)(c)(g).....................      1.11       .51
  Portfolio turnover rate (%)(c)............................      2.22     15.15



  * For the period March 10, 2003 (commencement of operations) to October 31, 2003.


  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.
  (e) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

  (f) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (g) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

AGGRESSIVE STRATEGY FUND--CLASS C SHARES


                                                      FISCAL YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------
                                              2004       2003       2002      2001      2000*    1999**
                                            --------   --------   --------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD......  $   9.09   $   7.49   $   8.46   $ 10.35   $ 11.15   $ 10.11
                                            --------   --------   --------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b)......       .06        .02        .04       .05       .05       .13
  Net realized and unrealized gain
     (loss)...............................       .84       1.61       (.79)    (1.80)     (.29)     1.36
                                            --------   --------   --------   -------   -------   -------
     Total income from operations.........       .90       1.63       (.75)    (1.75)     (.24)     1.49
                                            --------   --------   --------   -------   -------   -------
DISTRIBUTIONS
  From net investment income..............      (.10)      (.03)      (.05)     (.10)     (.18)     (.29)
  From net realized gain..................        --         --       (.17)     (.04)     (.38)     (.16)
                                            --------   --------   --------   -------   -------   -------
     Total distributions..................      (.10)      (.03)      (.22)     (.14)     (.56)     (.45)
                                            --------   --------   --------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD............  $   9.89   $   9.09   $   7.49   $  8.46   $ 10.35   $ 11.15
                                            ========   ========   ========   =======   =======   =======
TOTAL RETURN (%)(c).......................      9.90      21.89      (9.20)   (17.06)    (2.15)    15.21
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)...........................  $381,245   $219,946   $102,324   $80,514   $67,296   $29,365
  Ratios to average net assets (%):
     Operating expenses, net(d)(f)........      1.00       1.00       1.00      1.00      1.00      1.00
     Operating expenses, gross(d)(e)......      1.38       1.41       1.39      1.38      1.35      1.38
     Net investment income (loss)(c)(f)...       .67        .24        .51       .53       .43      1.50
  Portfolio turnover rate (%)(c)..........      2.22      15.15      11.73     13.12     40.57     71.44


  *   For the ten months ended October 31, 2000.
  **  For the period January 29, 1999 (commencement of sale) to December 31,
      1999.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS A SHARES


                                                                   FISCAL
                                                                 YEAR ENDED
                                                                OCTOBER 31,
                                                              ----------------
                                                               2004     2003*
                                                              -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  8.50   $ 6.38
                                                              -------   ------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b)........................      .06      .02
  Net realized and unrealized gain (loss)...................      .95     2.13
                                                              -------   ------
     Total income from operations...........................     1.01     2.15
                                                              -------   ------
DISTRIBUTIONS
  From net investment income................................     (.09)    (.03)
                                                              -------   ------
NET ASSET VALUE, END OF PERIOD..............................  $  9.42   $ 8.50
                                                              =======   ======
TOTAL RETURN (%)(c)(e)......................................    11.92    33.75
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $43,148   $7,399
  Ratios to average net assets (%):
     Operating expenses, net(d)(g)..........................      .25      .25
     Operating expenses, gross(d)(f)........................      .65     1.19
     Net investment income (loss)(c)(g).....................      .69      .30
  Portfolio turnover rate (%)(c)............................    12.46    17.81



  *   For the period March 4, 2003 (commencement of operations) to October 31,
      2003.


  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.
  (e) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

  (f) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (g) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS C SHARES


                                                       FISCAL YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------
                                                2004      2003      2002      2001      2000*    1999**
                                              --------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........  $   8.23   $  6.60   $  7.70   $ 10.24   $ 11.38   $  9.80
                                              --------   -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(b)........       .01      (.01)     (.02)     (.04)     (.04)      .06
  Net realized and unrealized gain (loss)...       .89      1.65      (.93)    (2.30)     (.35)     1.98
                                              --------   -------   -------   -------   -------   -------
     Total income from operations...........       .90      1.64      (.95)    (2.34)     (.39)     2.04
                                              --------   -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income................      (.06)     (.01)     (.01)     (.12)     (.14)     (.30)
  From net realized gain....................        --        --      (.14)     (.08)     (.61)     (.16)
                                              --------   -------   -------   -------   -------   -------
     Total distributions....................      (.06)     (.01)     (.15)     (.20)     (.75)     (.46)
                                              --------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD..............  $   9.07   $  8.23   $  6.60   $  7.70   $ 10.24   $ 11.38
                                              ========   =======   =======   =======   =======   =======
TOTAL RETURN (%)(c).........................     10.94     24.91    (12.73)   (23.24)    (3.37)    21.26
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).............................  $192,211   $99,808   $45,267   $40,982   $43,005   $15,860
  Ratios to average net assets (%):
     Operating expenses, net(d)(f)..........      1.00      1.00      1.00      1.00      1.00      1.00
     Operating expenses, gross(d)(e)........      1.40      1.43      1.42      1.39      1.35      1.34
     Net investment income (loss)(c)(f).....       .13      (.19)     (.32)     (.45)     (.35)      .59
  Portfolio turnover rate (%)(c)............     12.46     17.81     29.86     47.86     58.41     76.20


  *   For the ten months ended October 31, 2000.
  **  For the period February 11, 1999 (commencement of sale) to December 31,
      1999.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com.

                            DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     Institutional Capital Corporation, 225 W. Wacker Drive, Suite 2400,
       Chicago, IL 60606.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO
       80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
       30326-3248.

     Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite
       1080, Wayne, PA 19087.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
       10019.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

                            QUANTITATIVE EQUITY FUND

     Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
       Philadelphia, PA 19102.


     Franklin Portfolio Associates, LLC, One Boston Place, 29th Floor, Boston,
       MA 02108.



     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.


     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

                              SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
       10022-6067.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.

     Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA
       19312-2412.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.


     Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 2900,
       San Diego, CA 92101.


     Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 1000, Santa
       Monica, CA 90401-1190.


     TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                          REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
       Lane, 16th Floor, Boston, MA 02210-2021.


     Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500,
       Chicago, IL 60606.


     INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
       Floor, Chicago IL 60611-1901.

                         INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
       10022.

     Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT
       06830-6378.

     Capital International, Inc., 11100 Santa Monica Blvd., 15th Floor, Los
       Angeles, CA 90025-3384.

     Fidelity Management & Research Company, 82 Devonshire Street, Mail
       Zone--V5B, Boston, MA 02109-3614.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
       Wilmington, DE 19801-1165.

     Mondrian Investment Partners Limited, 80 Cheapside, 3rd Floor, London EC2V
       6EE England.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.

     The Boston Company Asset Management, LLC, Mellon Financial Center One
       Boston Place, 14th Floor, Boston, MA 02108-4408.

                             EMERGING MARKETS FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
       Cambridge MA 02138.

     Genesis Asset Managers, LLP, P.O. Box 466 Barclays Court, Les Echelons, St.
       Peter Port, Guernsey, GY1 6AW Channel Islands.

     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

     Wells Capital Management Inc., 525 Market Street, 10th Floor, San
       Francisco, CA 94105.

                             DIVERSIFIED BOND FUND


     Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.


     Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive,
       Suite 2100, Chicago, IL 60606.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.


     Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA
       91101.

                            MULTISTRATEGY BOND FUND

     Bear Stearns Asset Management Inc. ("Bear Stearns"), 383 Madison Avenue,
       New York, NY 10179.

     Delaware Management Company, a series of Delaware Management Business
       Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.

     Morgan Stanley Investment Management Inc., One Tower Bridge, 100 Front
       Street, Suite 1100, West Conshohocken, PA 19428-2881.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

                            SHORT DURATION BOND FUND

     Merganser Capital Management L.P., 99 High Street, Boston, MA 02110-2320.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

     STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA
       93013.

     WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI of the Funds and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495

The Funds' and the Underlying Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web Site at www.russell.com.

You can review and copy information about the Funds and the Underlying Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   CLASS A AND C SHARES:
   Conservative Strategy Fund
   Moderate Strategy Fund
   Balanced Strategy Fund
   Aggressive Strategy Fund
   Equity Aggressive Strategy Fund

                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
(RUSSELL LOGO)                                                   36-08-150(0305)

                                                FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS(R) FUNDS

PROSPECTUS
CLASS E AND S SHARES:
CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
BALANCED STRATEGY FUND
AGGRESSIVE STRATEGY FUND
EQUITY AGGRESSIVE STRATEGY FUND

MARCH 1, 2005







909 A STREET, TACOMA, WA 98402 o 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                  [RUSSELL LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary........................................................    1
  Investment Objective.....................................................    1
  Principal Investment Strategies..........................................    1
  Principal Risks..........................................................    2
  Performance..............................................................    2
  Fees and Expenses........................................................    9
The Purpose of the Funds--Multi-Style, Multi-Manager Diversification.......   13
Management of the Funds and Underlying Funds...............................   14
The Money Managers for the Underlying Funds................................   15
Investment Objective and Investment Strategies of the Underlying Funds.....   17
Risks......................................................................   28
Portfolio Turnover.........................................................   35
Portfolio Disclosure.......................................................   35
Dividends and Distributions................................................   35
Taxes......................................................................   36
How Net Asset Value is Determined..........................................   36
Distribution and Shareholder Servicing Arrangements and Payments to
  Financial Intermediaries.................................................   38
How to Purchase Shares.....................................................   38
Exchange Privilege.........................................................   40
Right to Reject or Restrict Purchase and Exchange Orders...................   40
How to Redeem Shares.......................................................   42
Payment of Redemption Proceeds.............................................   43
Other Information About Share Transactions.................................   43
Financial Highlights.......................................................   45
Money Manager Information..................................................   55

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


     Each of the following Funds has a non-fundamental investment objective. This means that each Fund's investment objective may be changed by the Board of Trustees of a Fund without shareholder approval. Each of the Funds is a "fund of funds" and invests only in the shares of other Frank Russell Investment Company ("FRIC") funds.


CONSERVATIVE STRATEGY
  FUND seeks to provide high current income and low long term capital appreciation.

MODERATE STRATEGY
  FUND seeks to provide high current income and moderate long term capital appreciation.

BALANCED STRATEGY
  FUND seeks to provide above average capital appreciation and a moderate level of current income.

AGGRESSIVE STRATEGY
  FUND seeks to provide high long term capital appreciation with low current income.

EQUITY AGGRESSIVE
  STRATEGY FUND               seeks to provide high long term capital
                              appreciation.

                        PRINCIPAL INVESTMENT STRATEGIES


     Each of the FRIC LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.



     Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests and the allocation of assets to the Underlying Funds are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Equity Aggressive Strategy Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in shares of equity Underlying Funds. The Equity Aggressive Strategy Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Equity Aggressive Strategy Fund invests its assets.



                                                                                  EQUITY
                              CONSERVATIVE   MODERATE   BALANCED   AGGRESSIVE   AGGRESSIVE
                                STRATEGY     STRATEGY   STRATEGY    STRATEGY     STRATEGY
UNDERLYING FUND                   FUND         FUND       FUND        FUND         FUND
---------------               ------------   --------   --------   ----------   ----------
Diversified Equity Fund.....       7%          11%        16%         23%          29%
Special Growth Fund.........      --            3%         4%          5%           6%
Quantitative Equity Fund....       7%          11%        16%         23%          29%
International Securities
  Fund......................       3%          11%        16%         19%          24%
Diversified Bond Fund.......      22%          27%        20%         --           --
Short Duration Bond Fund
  (formerly Short Term Bond
  Fund).....................      58%          33%        --          --           --
Multistrategy Bond Fund.....      --           --         20%         20%          --
Real Estate Securities
  Fund......................       3%           4%         5%          6%           7%
Emerging Markets Fund.......      --           --          3%          4%           5%


     Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

DIVERSIFICATION

     Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.

                                PRINCIPAL RISKS

     You should consider the following factors before investing in a Fund:

     - An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

     - Neither the Funds nor FRIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks.

     - Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

     - The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

     - A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Risks."

     - The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     - An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.

                                  PERFORMANCE

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class E Shares varies over the life of each Fund. The return (both before and after tax) for Class S Shares offered by this Prospectus will differ from the Class E returns shown in the bar charts, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class E Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in each Fund by showing how each Fund's average annual returns for one year and since the beginning of operations of each Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are shown only for one class. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     Returns for periods prior to the date that each Fund first issued its Class S Shares are those of the Fund's Class E Shares. Each Fund commenced operations of its Class S Shares on the following dates: Equity Aggressive Strategy and Balanced Strategy Funds-January 31, 2000; Aggressive Strategy Fund-February 1, 2000; Moderate Strategy Fund-February 2, 2000 and Conservative Strategy Fund-February 14, 2000.

     Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                           CONSERVATIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    (CHART)

                                                                      CONSERVATIVE STRATEGY FUND
                                                                      --------------------------
1998                                                                             7.70%
1999                                                                             5.54%
2000                                                                             5.89%
2001                                                                             3.99%
2002                                                                             1.84%
2003                                                                             7.98%
2004                                                                             4.42%


                               BEST QUARTER:  4.28% (2Q/03)


                               WORST QUARTER:  (1.44)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class E.................  4.42%         4.80%          5.40%

Return After Taxes on Distributions, Class
  E..........................................  3.71%         3.41%          3.73%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class E....................  2.91%         3.24%          3.59%

Return Before Taxes, Class S.................  4.67%         5.05%          5.58%

Merrill Lynch 1-2.99 Year Treasury Index.....  0.91%         4.93%          5.02%

Lehman Brothers Aggregate Bond Index.........  4.34%         7.71%          6.78%


*   Commenced operations by issuing Class E Shares on November 7, 1997.

                             MODERATE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    (CHART)

                                                                      CONSERVATIVE STRATEGY FUND
                                                                      --------------------------
1998                                                                             10.19%
1999                                                                              8.65%
2000                                                                              3.11%
2001                                                                              0.09%
2002                                                                             -2.70%
2003                                                                             14.43%
2004                                                                              7.35%


                               BEST QUARTER:  7.38% (2Q/03)


                               WORST QUARTER:  (5.01)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class E.................   7.35%        4.28%          5.52%

Return After Taxes on Distributions, Class
  E..........................................   6.67%        2.97%          3.91%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class E....................   4.82%        2.86%          3.75%

Return Before Taxes, Class S.................   7.74%        4.53%          5.69%

Merrill Lynch 1-2.99 Year Treasury Index.....   0.91%        4.93%          5.02%

Lehman Brothers Aggregate Bond Index.........   4.34%        7.71%          6.78%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%


*   Commenced operations by issuing Class E Shares on October 2, 1997.

                             BALANCED STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    (CHART)

                                                                      CONSERVATIVE STRATEGY FUND
                                                                      --------------------------
1998                                                                             11.66%
1999                                                                             11.80%
2000                                                                              0.36%
2001                                                                             -4.06%
2002                                                                             -7.44%
2003                                                                             21.83%
2004                                                                             10.92%


                               BEST QUARTER:  10.88% (2Q/03)


                               WORST QUARTER:  (8.92)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class E.................  10.92%        3.78%          5.90%

Return After Taxes on Distributions, Class
  E..........................................  10.21%        2.57%          4.27%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class E....................   7.14%        2.51%          4.10%

Return Before Taxes, Class S.................  11.19%        4.04%          6.08%

Lehman Brothers Aggregate Bond Index.........   4.34%        7.71%          6.78%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%

MSCI EAFE Index..............................  20.70%       (0.80)%         4.30%


*   Commenced operations by issuing Class E Shares on September 16, 1997.

                            AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    (CHART)

                                                                      CONSERVATIVE STRATEGY FUND
                                                                      --------------------------
1998                                                                             11.69%
1999                                                                             17.95%
2000                                                                             -3.86%
2001                                                                             -8.32%
2002                                                                            -13.84%
2003                                                                             28.55%
2004                                                                             12.94%


                               BEST QUARTER:  14.84% (2Q/03)


                               WORST QUARTER:  (14.02)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                               SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004                       1 YEAR       5 YEARS       INCEPTION*
---------------------------------------                       ------       -------       ----------

Return Before Taxes, Class E................................  12.94%        1.97%          5.22%

Return After Taxes on Distributions, Class E................  12.25%        1.05%          3.83%

Return After Taxes on Distributions and Sale of Fund Shares,
  Class E...................................................   8.39%        1.16%          3.69%

Return Before Taxes, Class S................................  13.20%        2.21%          5.40%

Russell 1000(R) Index.......................................  11.40%       (1.76)%         5.24%

MSCI EAFE Index.............................................  20.70%       (0.80)%         4.30%

Lehman Brothers Aggregate Bond Index........................   4.34%        7.71%          6.78%


*   Commenced operations by issuing Class E Shares on September 16, 1997.

                        EQUITY AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    (CHART)

                                                                      CONSERVATIVE STRATEGY FUND
                                                                      --------------------------
1998                                                                             13.75$
1999                                                                             21.96$
2000                                                                             -6.83$
2001                                                                            -12.23$
2002                                                                            -19.01$
2003                                                                             34.05$
2004                                                                             14.88$


                               BEST QUARTER:  17.69% (4Q/98)


                               WORST QUARTER:  (17.49)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Return Before Taxes, Class E.................  14.88%         0.40%         4.55%

Return After Taxes on Distributions, Class
  E..........................................  14.45%       (0.40)%         3.22%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class E....................   9.67%       (0.06)%         3.18%

Return Before Taxes, Class S.................  15.09%         0.69%         4.76%

Russell 1000(R) Index........................  11.40%       (1.76)%         5.24%

MSCI EAFE Index..............................  20.70%       (0.80)%         4.30%


*   Commenced operations by issuing Class E Shares on September 30, 1997.

                               FEES AND EXPENSES


     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds. The Fund expenses shown in the Annual Fund Operating Expenses table do not include the pro-rata expenses of the Underlying Funds, which are shown in the two tables under "Indirect Expenses."


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     MAXIMUM SALES
                                     MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                                     CHARGE (LOAD)    IMPOSED ON       DEFERRED
                                      IMPOSED ON      REINVESTED     SALES CHARGE    REDEMPTION     EXCHANGE
                                       PURCHASES       DIVIDENDS        (LOAD)         FEES*          FEES
                                     -------------   -------------   -------------   ----------   -------------
All Funds, Classes E and S.........      None            None            None           None          None


* Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                                              TOTAL
                                                                              GROSS                       TOTAL NET
                                                          OTHER EXPENSES     ANNUAL                        ANNUAL
                                                            (REFLECTING       FUND      FEE WAIVERS AND     FUND
                                               ADVISORY     SHAREHOLDER     OPERATING       EXPENSE       OPERATING
                                                 FEE      SERVICING FEES)   EXPENSES    REIMBURSEMENTS#   EXPENSES
                                               --------   ---------------   ---------   ---------------   ---------
CLASS E SHARES*
  Conservative Strategy Fund.................   0.20%          0.43%          0.63%         (0.38)%         0.25%
  Moderate Strategy Fund.....................   0.20%          0.42%          0.62%         (0.37)%         0.25%
  Balanced Strategy Fund.....................   0.20%          0.39%          0.59%         (0.34)%         0.25%
  Aggressive Strategy Fund...................   0.20%          0.43%          0.63%         (0.38)%         0.25%
  Equity Aggressive Strategy Fund............   0.20%          0.45%          0.65%         (0.40)%         0.25%

CLASS S SHARES
  Conservative Strategy Fund.................   0.20%          0.18%          0.38%         (0.38)%         0.00%
  Moderate Strategy Fund.....................   0.20%          0.17%          0.37%         (0.37)%         0.00%
  Balanced Strategy Fund.....................   0.20%          0.14%          0.34%         (0.34)%         0.00%
  Aggressive Strategy Fund...................   0.20%          0.18%          0.38%         (0.38)%         0.00%
  Equity Aggressive Strategy Fund............   0.20%          0.20%          0.40%         (0.40)%         0.00%



* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.


# FRIMCo has contractually agreed to waive, at least through February 28, 2006, its 0.20% advisory fee for each Fund.


## "Other Expenses," "Total Gross Annual Fund Operating Expenses" and "Fee Waivers and Expense Reimbursements" reflect certain direct operating expenses borne either by the Underlying Funds in which the Fund invests or by FRIMCo as more fully described below.


    If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

DIRECT EXPENSES

     Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. The foregoing direct operating expenses are borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through

February 28, 2006 and may be renewed thereafter. If these arrangements are discontinued, Fund expenses may increase.

     Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2006), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

INDIRECT EXPENSES

     Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest.

     As explained at the beginning of this Prospectus, each Fund will invest in some, but not all, of the Underlying Funds.


                                                          OTHER EXPENSES
                                                            (INCLUDING      TOTAL GROSS                    TOTAL NET
                                                          ADMINISTRATIVE      ANNUAL                        ANNUAL
                                                             FEES AND          FUND        FEE WAIVERS       FUND
                                               ADVISORY     SHAREHOLDER      OPERATING     AND EXPENSE     OPERATING
UNDERLYING FUND (CLASS S SHARES)                 FEE      SERVICING FEES)    EXPENSES     REIMBURSEMENTS   EXPENSES
--------------------------------               --------   ---------------   -----------   --------------   ---------
Diversified Equity*..........................   0.73%          0.27%           1.00%          0.00%          1.00%
Quantitative Equity..........................   0.73%          0.26%           0.99%          0.00%          0.99%
Special Growth...............................   0.90%          0.39%           1.29%          0.00%          1.29%
Real Estate Securities.......................   0.80%          0.31%           1.11%          0.00%          1.11%
International Securities.....................   0.90%          0.39%           1.29%          0.00%          1.29%
Emerging Markets*............................   1.15%          0.72%           1.87%          0.00%          1.87%
Diversified Bond.............................   0.40%          0.26%           0.66%          0.00%          0.66%
Multistrategy Bond...........................   0.60%          0.29%           0.89%          0.00%          0.89%
Short Duration Bond*.........................   0.45%          0.21%           0.66%          0.00%          0.66%



* "Fee Waivers and Expense Reimbursements" have been restated to reflect fee waivers and expense reimbursements not expected to be paid during the fiscal year ending October 31, 2005.


     Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                              CLASS E   CLASS S
                                                              -------   -------
Conservative Strategy Fund..................................   0.99%     0.74%
Moderate Strategy Fund......................................   1.09%     0.84%
Balanced Strategy Fund......................................   1.25%     1.00%
Aggressive Strategy Fund....................................   1.34%     1.09%
Equity Aggressive Strategy Fund.............................   1.39%     1.14%


     Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it invests. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2006. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
CLASS E SHARES:
  Conservative Strategy Fund................................   $101     $396      $713      $1,613
  Moderate Strategy Fund....................................    111      425       762       1,715
  Balanced Strategy Fund....................................    127      469       834       1,861
  Aggressive Strategy Fund..................................    136      504       897       1,999
  Equity Aggressive Strategy Fund...........................    142      525       933       2,075

CLASS S SHARES:
  Conservative Strategy Fund................................   $ 76     $319      $580      $1,330
  Moderate Strategy Fund....................................     86      347       629       1,435
  Balanced Strategy Fund....................................    102      391       702       1,585
  Aggressive Strategy Fund..................................    111      427       767       1,726
  Equity Aggressive Strategy Fund...........................    116      447       801       1,800

     The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:

                     (CONSERVATIVE STRATEGY FUND PIE CHART)


                                                    SHORT DURATION        REAL ESTATE                             QUANTITATIVE
INTERNATIONAL SECURITIES       DIVERSIFIED BOND          BOND             SECURITIES       DIVERSIFIED EQUITY        EQUITY
------------------------       ----------------     --------------        -----------      ------------------     ------------
3.00                                  22.00               58.00               3.00                 7.00                7.00

                       (BALANCED STRATEGY FUND PIE CHART)

                            DIVERSIFIED    QUANTITATIVE       SPECIAL      INTERNATIONAL     EMERGING       DIVERSIFIED
REAL ESTATE SECURITIES        EQUITY          EQUITY          GROWTH        SECURITIES        MARKETS          BOND
----------------------      -----------    ------------       -------      -------------     --------       -----------
5.00                            16.00           16.00           4.00            16.00           3.00            20.00

                           MULTISTRATEGY
                                BOND
                           -------------

                               20.00

                  (EQUITY AGGRESSIVE STRATEGY FUND PIE CHART)

                                  REAL ESTATE                             QUANTITATIVE                            INTERNATIONAL
EMERGING MARKETS                  SECURITIES       DIVERSIFIED EQUITY        EQUITY          SPECIAL GROWTH        SECURITIES
----------------                  -----------      ------------------     ------------       --------------       -------------
5.00                                  7.00                29.00                29.00               6.00                24.00

                       (MODERATE STRATEGY FUND PIE CHART)

                                                  QUANTITATIVE      INTERNATIONAL      REAL ESTATE
DIVERSIFIED EQUITY             SPECIAL GROWTH        EQUITY          SECURITIES        SECURITIES      DIVERSIFIED BOND
------------------             --------------     ------------      -------------      -----------     ----------------
11.00                                3.00              11.00             11.00             4.00              27.00

                               SHORT DURATION
                                    BOND
                               --------------

                                    33.00

                      (AGGRESSIVE STRATEGY FUND PIE CHART)

                                 DIVERSIFIED      QUANTITATIVE                        INTERNATIONAL       EMERGING
REAL ESTATE SECURITIES             EQUITY            EQUITY        SPECIAL GROWTH      SECURITIES          MARKETS
----------------------           -----------      ------------     --------------     -------------       --------
6.00                                23.00             23.00             5.00              19.00             4.00

                                MULTISTRATEGY
                                     BOND
                                -------------

                                    20.00

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain banks (including bank trust departments), registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     - Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     - Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     - Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.


     The FRIC Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.


     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

                MANAGEMENT OF THE FUNDS AND THE UNDERLYING FUNDS


     The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

     Each Fund and Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

     FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo develops the investment programs for each Fund and Underlying Fund, selects, subject to approval of the Underlying Funds' Board, money managers for the Underlying Funds, allocates Underlying Fund assets among the money managers, oversees the money managers and evaluates their results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.

     FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds (the "FRIMCo Managers") are:


     - Bruce A. Eidelson, Portfolio Manager since 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.


     - Robert E. Hall, Portfolio Manager since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo. Mr. Hall has primary responsibility for the management of the Emerging Markets Fund.


     - Jeffrey T. Hussey, Head of US Fixed Income since March 2003. Mr. Hussey has also been a Portfolio Manager since 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst. Mr. Hussey has primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.

     - Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.


     - Jill F. Johnson, Portfolio Manager since May 2004 and Senior Investment Officer since March 2000. From 1995 to 2000, Ms. Johnson was the Principal of JF Johnson Consulting in Seattle and Los Angeles. Ms. Johnson has primary responsibility for the management of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Tax-Managed Global Equity Funds.


     - James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

     - Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. From 1993 to 1999 he was Director of Equity Research. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

     - Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Equity II and Special Growth Funds.

     - Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff has primary responsibility for the management of the Short Duration Bond and Tax Exempt Bond Funds.


     - Stephen W. Skatrud, Portfolio Manager since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. Mr. Skatrud has primary responsibility for the management of the Select Growth, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


     - Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

     Please see the Funds' Statement of Additional Information for additional information about the FRIMCo Managers' compensation, other accounts managed by the FRIMCo Managers and the FRIMCo Managers' ownership of securities in the Funds.

     In the last fiscal year, the Funds did not pay FRIMCo any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Funds invest.


     In the last fiscal year, the aggregate annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Diversified Equity Fund, 0.77%, Special Growth Fund, 0.95%, Quantitative Equity Fund, 0.78%, International Securities Fund, 0.95%, Diversified Bond Fund, 0.45%, Short Duration Bond Fund, 0.47%, Multistrategy Bond Fund, 0.65%, Real Estate Securities Fund, 0.85% and Emerging Markets Fund, 1.16%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.


     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending April 30, 2005.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


     Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                            INVESTMENT OBJECTIVE AND
                 INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

     Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.

DIVERSIFIED EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SPECIAL GROWTH FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $4 billion to $178 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments.

         These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

QUANTITATIVE EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. The Fund emphasizes stocks that are deemed attractive based upon the quantitative models and factors that the managers' research has found to be predictive of positive excess returns over the long term and may include both growth and value securities.

         Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities it believes most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

         The Fund's money managers typically use a variety of quantitative models and techniques to rank the relative attractiveness of the securities. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

INTERNATIONAL SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.


         The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


         The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.


         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

DIVERSIFIED BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Diversified Bond Fund invests primarily in investment grade bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

SHORT DURATION BOND FUND (FORMERLY SHORT TERM BOND FUND)

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and preservation of capital with a focus on short duration securities.

       PRINCIPAL INVESTMENT STRATEGIES

         The Short Duration Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund defines short duration as of a duration typically ranging from
         0.5 to 3.0 years. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

         The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

MULTISTRATEGY BOND FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income, and as a secondary objective, capital appreciation.

       PRINCIPAL INVESTMENT STRATEGIES

         The Multistrategy Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds." Junk bonds, and to a lesser extent other types of bonds, may sell at a discount and thereby provide opportunities for capital appreciation.


         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.


         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

REAL ESTATE SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

         The Fund invests in common stocks, and to a limited extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

         Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral. The Fund may also occasionally invest in rights, warrants and convertible fixed-income securities.

         From time to time, the Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following tables describe types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.


                                PRINCIPAL RISKS



        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
MULTI-MANAGER APPROACH                 The investment styles employed by a Fund's money  All Funds managers may not be complementary. The interplay
                                       of the various strategies employed by a Fund's    (All Underlying Funds)
                                       multiple money managers may result in a Fund
                                       holding a concentration of certain types of
                                       securities. This concentration may be beneficial
                                       or detrimental to a Fund's performance depending
                                       upon the performance of those securities and the
                                       overall economic environment. The money managers
                                       selected for a Fund may underperform the market
                                       generally or other money managers that could
                                       have been selected for that Fund. The
                                       multi-manager approach could increase a Fund's
                                       portfolio turnover rates, realization of capital
                                       gains or losses, brokerage commissions and other
                                       transaction costs.

EQUITY SECURITIES

     - Common Stocks                   The value of common stocks will rise and fall in  Equity Aggressive Strategy
                                       response to the activities of the company that    Aggressive Strategy
                                       issued the stock, general market conditions       Balanced Strategy
                                       and/or economic conditions. If an issuer is       Moderate Strategy
                                       liquidated or declares bankruptcy, the claims of
                                       owners of bonds will take precedence over the     (Underlying Funds:
                                       claims of owners of common stocks.                Diversified Equity
                                                                                         Special Growth
                                                                                         Quantitative Equity
                                                                                         International Securities
                                                                                         Real Estate Securities
                                                                                         Emerging Markets)

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Value Stocks                    Investments in value stocks are subject to the    Equity Aggressive Strategy
                                       risks of common stocks, as well as the risks      Aggressive Strategy
                                       that (i) their intrinsic values may never be      Balanced Strategy
                                       realized by the market or (ii) such stock may     Moderate Strategy
                                       turn out not to have been undervalued.
                                                                                         (Underlying Funds:
                                                                                         Diversified Equity
                                                                                         Special Growth
                                                                                         International Securities
                                                                                         Emerging Markets)

     - Growth Stocks                   Investments in growth stocks are subject to the   Equity Aggressive Strategy
                                       risks of common stocks. Growth company stocks     Aggressive Strategy
                                       generally provide minimal dividends which could   Balanced Strategy
                                       otherwise cushion stock prices in a market        Moderate Strategy
                                       decline. The value of growth company stocks may
                                       rise and fall significantly based, in part, on    (Underlying Funds:
                                       investors' perceptions of the company, rather     Diversified Equity
                                       than on fundamental analysis of the stocks.       Special Growth
                                                                                         International Securities
                                                                                         Emerging Markets)

     - Market-Oriented Investments     Market-oriented investments are subject to the    Equity Aggressive Strategy
                                       risks of common stocks, as well as the risks      Aggressive Strategy
                                       associated with growth and value stocks.          Balanced Strategy
                                                                                         Moderate Strategy
                                                                                         (Underlying Funds:
                                                                                         Diversified Equity
                                                                                         Special Growth
                                                                                         Quantitative Equity
                                                                                         International Securities
                                                                                         Emerging Markets)

     - Securities of Small             Investments in securities of small                Equity Aggressive Strategy
      Capitalization Companies         capitalization companies are subject to the       Aggressive Strategy
                                       risks of common stocks. Investments in smaller    Balanced Strategy
                                       companies may involve greater risks because       Moderate Strategy
                                       these companies generally have a limited track
                                       record. Smaller companies often have narrower     (Underlying Fund:
                                       markets and more limited managerial and           Special Growth)
                                       financial resources than larger, more
                                       established companies. As a result, their
                                       performance can be more volatile, which may
                                       increase the volatility of a Fund's portfolio.

     - Preferred Stocks                Investments in preferred stocks are subject to    Equity Aggressive Strategy
                                       the risks of common stocks, as well as the risk   Aggressive Strategy
                                       that interest rates will rise and make the fixed  Balanced Strategy dividend feature, if any, less appealing to
                                       investors. Preferred stock does not usually have  (Underlying Funds:
                                       voting rights.                                    Emerging Markets
                                                                                         International Securities)

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
FIXED-INCOME SECURITIES                Prices of fixed-income securities rise and fall   Balanced Strategy
                                       in response to interest rate changes. Generally,  Moderate Strategy when interest rates rise, prices of fixed-income  Conservative Strategy securities fall. The longer the duration of the
                                       security, the more sensitive the security is to   (Underlying Funds:
                                       this risk. A 1% increase in interest rates would  Diversified Bond reduce the value of a $100 note by approximately  Multistrategy Bond
                                       one dollar if it had a one-year duration. There   Short Duration Bond)
                                       is also a risk that fixed income securities will
                                       be downgraded in credit rating or go into
                                       default. Lower-rated bonds, and bonds with
                                       larger final maturities, generally have higher
                                       credit risks.

Non-Investment Grade                   Although lower rated debt securities
Fixed-Income Securities                generally offer a higher yield than higher        Aggressive Strategy
("Junk Bonds")                         rated debt securities, they involve higher        Balanced Strategy
                                       risks, higher volatility and higher risk of       (Underlying Funds:
                                       default than investment grade bonds. They         Multistrategy Bond
                                       are especially subject to:                        Short Duration Bond)

                                     - Adverse changes in general economic
                                       conditions and in the industries in
                                       which their issuers are engaged,

                                     - Changes in the financial condition of
                                       their issuers and

                                     - Price fluctuations in response to
                                       changes in interest rates

                                       As a result, issuers of lower rated debt
                                       securities are more likely than other issuers
                                       to miss principal and interest payments or to
                                       default which could result in a loss to a Fund
     - Government Issued or            Bonds guaranteed by a government are subject to   Balanced Strategy
       Guaranteed Securities           inflation risk and price depreciation risk.       Moderate Strategy
                                       Bonds issued by non-US governments are also       Conservative Strategy
                                       subject to default risk. These risks could
                                       result in losses to a Fund.                       (Underlying Funds:
                                                                                         Diversified Bond
                                                                                         Multistrategy Bond
                                                                                         Short Duration Bond)

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------

INTERNATIONAL SECURITIES               A Fund's return and net asset value may be        Equity Aggressive Strategy
                                       significantly affected by political or economic   Aggressive Strategy
                                       conditions and regulatory requirements in a       Balanced Strategy
                                       particular country. Non-US markets, economies
                                       and political systems may be less stable than US  (Underlying Funds:
                                       markets, and changes in exchange rates of         Diversified Bond
                                       foreign currencies can affect the value of a      International Securities
                                       Fund's foreign assets. Non-US laws and            Multistrategy Bond
                                       accounting standards typically are not as         Emerging Markets
                                       comprehensive as they are in the US and there     Short Duration Bond)
                                       may be less public information available about
                                       foreign companies. Non-US securities markets may
                                       be less liquid and have fewer transactions than
                                       US securities markets. Additionally,
                                       international markets may experience delays and
                                       disruptions in securities settlement procedures
                                       for a Fund's portfolio securities.

     - Non-US Debt Securities          A Fund's non-US debt securities are typically     Aggressive Strategy
                                       obligations of sovereign governments and          Balanced Strategy
                                       corporations. To the extent that a Fund invests
                                       a significant portion of its assets in a          (Underlying Funds:
                                       concentrated geographic area like Eastern Europe  Diversified Bond
                                       or Asia, the Fund will generally have more        Multistrategy Bond
                                       exposure to regional economic risks associated    Short Duration Bond)
                                       with foreign investments.

     - Emerging Market Countries       Investments in emerging or developing markets     (Underlying Fund:
                                       involve exposure to economic structures that are  Emerging Markets)
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

     - Instruments of US and Foreign   Non-US corporations and banks issuing dollar      Balanced Strategy
       Banks and Branches and Foreign  denominated instruments in the US are not         Moderate Strategy
       Corporations, Including Yankee  necessarily subject to the same regulatory        Conservative Strategy
       Bonds                           requirements that apply to US corporations and
                                       banks, such as accounting, auditing and           (Underlying Funds:
                                       recordkeeping standards, the public availability  Diversified Bond
                                       of information and, for banks, reserve            Multistrategy Bond
                                       requirements, loan limitations and examinations.  Short Duration Bond)
                                       This complicates efforts to analyze these
                                       securities, and may increase the possibility
                                       that a non-US corporation or bank may become
                                       insolvent or otherwise unable to fulfill its
                                       obligations on these instruments.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
DERIVATIVES (E.G. FUTURES CONTRACTS,   If a Fund incorrectly forecasts interest rates    Balanced Strategy
OPTIONS ON FUTURES, CURRENCY, CREDIT   in using derivatives, the Fund could lose money.  Moderate Strategy
OR INTEREST RATE SWAPS)                Price movements of a futures contract, option or  Conservative Strategy structured note may not be identical to price
                                       movements of portfolio securities or a            (Underlying Funds:
                                       securities index resulting in the risk that,      Diversified Bond
                                       when a Fund buys a futures contract or option as  Multistrategy Bond
                                       a hedge, the hedge may not be effective.          Short Duration Bond)
                                       Furthermore, regulatory requirements for the
                                       Funds to set aside assets to meet their
                                       obligations with respect to derivatives may
                                       result in a Fund being unable to purchase or
                                       sell securities when it would otherwise be
                                       favorable to do so, or in a Fund needing to sell
                                       securities at a disadvantageous time. A Fund may
                                       also be unable to close out its derivatives
                                       positions when desired.

REAL ESTATE SECURITIES                 Just as real estate values go up and down, the    (Underlying Fund:
                                       value of the securities of companies involved in  Real Estate Securities)
                                       the industry, and in which a Fund invests, also
                                       fluctuates. A Fund that invests in real estate
                                       securities is also subject to the risks
                                       associated with direct ownership of real estate.
                                       Additional risks include declines in the value
                                       of real estate, changes in general and local
                                       economic and real estate market conditions,
                                       increases in property taxes or other operating
                                       expenses and changes in tax laws and interest
                                       rates. The value of securities of companies that
                                       service the real estate industry may also be
                                       affected by such risks.

     - REITs                           REITs may be affected by changes in the value of  (Underlying Fund:
                                       the underlying properties owned by the REITs and  Real Estate Securities)
                                       by the quality of tenants' credit. Moreover, the
                                       underlying portfolios of REITs may not be
                                       diversified, and therefore subject to the risk
                                       of investing in a limited number of properties.
                                       REITs are also dependent upon management skills
                                       and are subject to heavy cash flow dependency,
                                       defaults by tenants, self-liquidation and the
                                       possibility of failing either to qualify for
                                       tax-free pass-through of income under federal
                                       tax laws or to maintain their exemption from
                                       certain federal securities laws.

MUNICIPAL OBLIGATIONS                  Municipal obligations are affected by economic,   Moderate Strategy
                                       business or political developments. These         Conservative Strategy
                                       securities may be subject to provisions of
                                       litigation, bankruptcy and other laws affecting   (Underlying Fund:
                                       the rights and remedies of creditors, or may      Short Duration Bond)
                                       become subject to future laws extending the time
                                       for payment of principal and/or interest, or
                                       limiting the rights of municipalities to levy
                                       taxes.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
MORTGAGE OR ASSET BACKED SECURITIES    Prepayment of principal on mortgage and asset     Balanced Strategy
                                       backed securities may expose a Fund to a lower    Moderate Strategy
                                       rate of return upon reinvestment of principal.    Conservative Strategy
                                       Also, if a security subject to prepayment has
                                       been purchased at a premium, in the event of      (Underlying Funds:
                                       prepayment the value of the premium would be      Diversified Bond
                                       lost. A Fund that purchases mortgage backed       Multistrategy Bond
                                       securities is subject to certain additional       Short Duration Bond)
                                       risks. Rising interest rates tend to extend the
                                       duration of mortgage backed securities, making
                                       them more sensitive to changes in interest
                                       rates. As a result, in a period of rising
                                       interest rates, a Fund that holds mortgage
                                       backed securities may exhibit additional
                                       volatility. This is known as extension risk.

DEPOSITARY RECEIPTS                    Depositary receipts are securities traded on a    (Underlying Funds:
                                       local stock exchange that represent interests in  International Securities
                                       securities issued by a foreign publicly-listed    Emerging Markets)
                                       company. They may be affected by the risks
                                       associated with international securities, such
                                       as changes in political or economic conditions
                                       of other countries and changes in the exchange
                                       rates of foreign currencies. The value of
                                       depositary receipts will rise and fall in
                                       response to the activities of the company that
                                       issued the securities represented by the
                                       depositary receipts, general market conditions
                                       and/ or economic conditions. Also, if there is a
                                       rise in demand for the underlying security and
                                       it becomes less available to the market, the
                                       price of the depositary receipt may rise,
                                       causing the Fund to pay a premium in order to
                                       obtain the desired depositary receipt.



                                ADDITIONAL RISKS



REPURCHASE AGREEMENTS                  Under a repurchase agreement, a bank or broker    (Underlying Funds:
                                       sells securities to a Fund and agrees to          Diversified Bond
                                       repurchase them at the Fund's cost plus           Short Duration Bond
                                       interest. If the value of the securities          Multistrategy Bond)
                                       declines and the bank or broker defaults on its
                                       repurchase obligation, a Fund could incur a
                                       loss.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------

EXPOSING CASH RESERVES TO APPROPRIATE  By exposing its cash reserves to the performance  All Funds
MARKETS                                of appropriate markets by purchasing equity
                                       securities (in the case of equity funds) or       (All Underlying Funds)
                                       fixed income securities (in the case of fixed
                                       income funds) and/or derivatives, a Fund's
                                       performance tends to correlate more closely to
                                       the performance of that market as a whole.
                                       However, the market performance of these
                                       instruments may not correlate precisely to the
                                       performance of the corresponding market. This
                                       approach increases a Fund's performance if the
                                       particular market rises and reduces a Fund's
                                       performance if the particular market declines.

EMERGING MARKET COUNTRIES              Investments in emerging or developing markets     (Underlying Fund:
                                       involve exposure to economic structures that are  International Securities)
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

ILLIQUID SECURITIES                    An illiquid security is one without an active     All Funds
                                       secondary market, making it difficult for an
                                       owner of the security to sell it. A Fund with an  (Underlying Funds:
                                       investment in an illiquid security may not be     Special Growth
                                       able to sell the security quickly and at a fair   Emerging Markets
                                       price, which could cause the Fund to realize      Real Estate Securities)
                                       losses on the security if the security is sold
                                       at a price lower than that at which it had been
                                       valued. An illiquid security may also have large
                                       price volatility.

USE OF MODELS                          Models are constructed with the expectation that  All Funds they will be predictive of positive excess
                                       returns over the long term, but are not likely    (Underlying Fund:
                                       to be consistently predictive of positive excess  Quantitative Equity)
                                       returns over the short term. This may cause a
                                       Fund's short-term investment performance to vary
                                       significantly from the long-term performance
                                       predicted by the models used for investment
                                       purposes.

SECURITIES LENDING                     If a borrower of a Fund's securities fails        (All Underlying Funds)
                                       financially, the Fund's recovery of the loaned
                                       securities may be delayed or the Fund may lose
                                       its rights to the collateral which could result
                                       in a loss to a Fund.

                               PORTFOLIO TURNOVER


     The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.


                              PORTFOLIO DISCLOSURE

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.

CAPITAL GAINS DISTRIBUTIONS


     The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


     In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

BUYING A DIVIDEND

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

AUTOMATIC REINVESTMENT

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


     If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-US corporations.


     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.


     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


     If you are a corporate shareholder, a portion of the dividends you receive from a Fund may qualify for the corporate dividends received deduction.

     By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


     The net asset value per share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund's assets (i.e., the share of the Underlying Funds at that day's net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.


VALUATION OF PORTFOLIO SECURITIES

     The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.


     The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.


     Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

     - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

     - US over-the-counter equities: Official closing price; last bid price if no closing price;

     - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

     - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

     - Futures: Settlement price.


     If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.



     This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

     Because foreign securities can trade on non-business days, the net asset value of an Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

              DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS
                    AND PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Funds offer multiple Classes of Shares in this Prospectus: Class E Shares and Class S Shares.

     Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.


     Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds pursuant to the Funds' shareholder servicing plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Funds' fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.


     In addition to the foregoing payments, FRIMCo or the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.


     FRIMCo or the Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.


     To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.

     Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or FRIMCo.

                             HOW TO PURCHASE SHARES


     Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     There is currently no required minimum initial investment for Class E or Class S Shares of the Funds. However, each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.


     If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to

FRIMCo, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.


     You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after a Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


     All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds (i.e. any difference in net asset value between the trade date and the settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     CUSTOMER IDENTIFICATION PROGRAM: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

OFFERING DATES AND TIMES

     Orders must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

AUTOMATED INVESTMENT PROGRAM


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES

     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

SYSTEMATIC EXCHANGE PROGRAM

     If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

                          RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS


     The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, a Fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interests. In the event that a Fund rejects or cancels an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. The Funds' frequent trading policies have been approved by the Funds' Board of Trustees.


FREQUENT TRADING POLICIES AND LIMITATIONS ON TRADING ACTIVITY

     Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Do not invest in the Funds if you are a frequent trader or a market-timer. The Funds are intended for long-term investors.

     The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

     The Funds monitor for redemptions made within 60 days of purchase on a "first-in, first-out" basis.

     If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Funds will take the following steps:

     - Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.

     - If a potential impermissible frequent trading pattern has been identified, the Funds will contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the

       Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if a third round trip is detected, the Funds will again contact the Financial Intermediary to remind that Financial Intermediary of the Funds' frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Funds' will exercise their right to restrict, reject or cancel purchase and exchange orders.

     - The Funds will continue to monitor trading activity in the account and if another round trip occurs, the Funds will generally exercise their right to restrict, reject or cancel all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Funds may not be in the best interest of the Fund or its shareholders, the Funds will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

     The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict, reject or cancel purchase and exchange orders as described above.

     These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Funds' ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.


     The Funds will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Funds to detect and curtail frequent trading practices for a significant percentage of a Fund's shareholders, depending on the structure of a Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Funds consider the information available to them at the time and reserve the right to consider trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.


     Currently, Funds that have principal investment strategies to invest in fixed income securities are not considered to have the same risks associated with frequent trading as equity funds. However, these Funds or their agents will take the steps described above to curtail any frequent trading activity that is identified.

RISKS OF FREQUENT TRADING

     Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Funds use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

     Additionally, to the extent that a Fund invests in Underlying Funds that invest significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

     Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests in Underlying Funds that invest significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio to a greater degree than Funds which invest in Underlying Funds that invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

LIMITATIONS ON THE ABILITY TO DETECT AND CURTAIL FREQUENT TRADING

     The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

     - Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such shareholder or curtail their trading practices.

     - The ability of the Funds and their agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.

     - The Funds also generally receive purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.

     - Omnibus account arrangements are common forms of holding Fund shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with a Fund. Generally, in these circumstances, the identities of individual shareholders are not known to a Fund.

     The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that a Fund has received payment for your purchase.

REDEMPTION DATES AND TIMES

     Redemption requests must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

SYSTEMATIC WITHDRAWAL PROGRAM

     If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your

Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

     You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Payment will ordinarily be made within seven days of receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.


                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

WRITTEN INSTRUCTIONS

     The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

     - The Fund name and account number

     - Details related to the transaction including type and amount

     - Signatures of all owners exactly as registered on the account

     - Any supporting legal documentation that may be required

RESPONSIBILITY FOR FRAUD


     Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


SIGNATURE GUARANTEE

     Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

REDEMPTION IN-KIND


     A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


UNCASHED CHECKS

     Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REGISTRATION OF FUND ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables represents the Financial Highlights for the Funds' Class E and S Shares, respectively, for the periods shown.

CONSERVATIVE STRATEGY FUND--CLASS E SHARES


                                                    FISCAL YEAR ENDED OCTOBER 31,               YEAR ENDED
                                          --------------------------------------------------   DECEMBER 31,
                                            2004        2003      2002      2001      2000*        1999
                                          ---------   --------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $   10.43   $   9.94   $ 10.13   $ 10.19   $ 10.14     $ 10.24
                                          ---------   --------   -------   -------   -------     -------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b)...        .20        .20       .36       .49       .34         .49
  Net realized and unrealized gain
     (loss).............................        .27        .52      (.18)     (.07)      .10         .06
                                          ---------   --------   -------   -------   -------     -------
     Total income from operations.......        .47        .72       .18       .42       .44         .55
                                          ---------   --------   -------   -------   -------     -------
DISTRIBUTIONS
  From net investment income............       (.20)      (.23)     (.36)     (.48)     (.39)       (.60)
  From net realized gain................       (.04)        --      (.01)       --        --        (.05)
                                          ---------   --------   -------   -------   -------     -------
     Total distributions................       (.24)      (.23)     (.37)     (.48)     (.39)       (.65)
                                          ---------   --------   -------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD..........  $   10.66   $  10.43   $  9.94   $ 10.13   $ 10.19     $ 10.14
                                          =========   ========   =======   =======   =======     =======
TOTAL RETURN (%)(c).....................       4.57       7.33      1.79      4.21      4.44        5.54
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands).........................  $ 187,993   $199,230   $35,385   $24,070   $14,076     $16,875
  Ratios to average net assets (%):
     Operating expenses, net (d)(f).....        .25        .25       .25       .25       .25         .25
     Operating expenses, gross (d)(e)...        .63        .68       .84      1.23      1.88        1.64
     Net investment income (loss)
       (c)(f)...........................       1.95       1.86      3.54      4.83      3.40        4.76
  Portfolio turnover rate (%)(c)........       6.18      30.98     35.08     54.86     53.89      125.01


  *   For the ten months ended October 31, 2000.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

CONSERVATIVE STRATEGY FUND--CLASS S SHARES


                                                                  FISCAL YEAR ENDED OCTOBER 31,
                                                         -----------------------------------------------
                                                           2004      2003      2002      2001     2000*
                                                         --------   -------   -------   -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD...................  $  10.47   $  9.97   $ 10.16   $ 10.21   $10.09
                                                         --------   -------   -------   -------   ------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b)..................       .23       .23       .38       .55      .37
  Net realized and unrealized gain (loss)..............       .27       .52      (.18)     (.10)     .14
                                                         --------   -------   -------   -------   ------
     Total income from operations......................       .50       .75       .20       .45      .51
                                                         --------   -------   -------   -------   ------
DISTRIBUTIONS
  From net investment income...........................      (.23)     (.25)     (.38)     (.50)    (.39)
  From net realized gain...............................      (.04)       --      (.01)       --       --
                                                         --------   -------   -------   -------   ------
     Total distributions...............................      (.27)     (.25)     (.39)     (.50)    (.39)
                                                         --------   -------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD.........................  $  10.70   $ 10.47   $  9.97   $ 10.16   $10.21
                                                         ========   =======   =======   =======   ======
TOTAL RETURN (%)(c)....................................      4.82      7.63      2.02      4.52     5.17
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............  $ 42,949   $36,380   $24,953   $11,429   $2,643
  Ratios to average net assets (%):
     Operating expenses, net (d)(f)....................        --        --        --        --       --
     Operating expenses, gross (d)(e)..................       .38       .43       .59       .98     1.63
     Net investment income (loss) (c)(f)...............      2.17      2.27      3.79      5.49     3.71
  Portfolio turnover rate (%)(c).......................      6.18     30.98     35.08     54.86    53.89


  *   For the period February 14, 2000 (commencement of sale) to October 31,
      2000.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

MODERATE STRATEGY FUND--CLASS E SHARES


                                                     FISCAL YEAR ENDED OCTOBER 31,              YEAR ENDED
                                           -------------------------------------------------   DECEMBER 31,
                                             2004       2003      2002      2001      2000*        1999
                                           ---------   -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $   10.03   $  9.16   $  9.59   $ 10.20   $ 10.46     $ 10.15
                                           ---------   -------   -------   -------   -------     -------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b)....        .19       .21       .27       .36       .28         .40
  Net realized and unrealized gain
     (loss)..............................        .49       .89      (.38)     (.58)       --         .46
                                           ---------   -------   -------   -------   -------     -------
     Total income from operations........        .68      1.10      (.11)     (.22)      .28         .86
                                           ---------   -------   -------   -------   -------     -------
DISTRIBUTIONS
  From net investment income.............       (.19)     (.23)     (.27)     (.37)     (.34)       (.46)
  From net realized gain.................       (.02)       --      (.05)     (.02)     (.20)       (.09)
                                           ---------   -------   -------   -------   -------     -------
     Total distributions.................       (.21)     (.23)     (.32)     (.39)     (.54)       (.55)
                                           ---------   -------   -------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD...........  $   10.50   $ 10.03   $  9.16   $  9.59   $ 10.20     $ 10.46
                                           =========   =======   =======   =======   =======     =======
TOTAL RETURN (%)(c)......................       6.85     12.19     (1.22)    (2.19)     2.81        8.65
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)..........................  $ 132,822   $99,926   $66,462   $57,885   $49,818     $45,350
  Ratios to average net assets (%):
     Operating expenses, net (d)(f)......        .25       .25       .25       .25       .25         .25
     Operating expenses, gross (d)(e)....        .62       .67       .71       .79       .89         .92
     Net investment income (loss)
       (c)(f)............................       1.85      2.22      2.84      3.60      2.77        3.87
  Portfolio turnover rate (%)(c).........       3.99     11.08     15.16     42.49     39.55      120.04


  *   For the ten months ended October 31, 2000.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

MODERATE STRATEGY FUND--CLASS S SHARES


                                                                  FISCAL YEAR ENDED OCTOBER 31,
                                                         -----------------------------------------------
                                                           2004      2003      2002      2001     2000*
                                                         --------   -------   -------   -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD...................  $  10.05   $  9.17   $  9.61   $ 10.21   $10.27
                                                         --------   -------   -------   -------   ------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b)..................       .21       .23       .28       .39      .29
  Net realized and unrealized gain (loss)..............       .49       .90      (.38)     (.58)     .19
                                                         --------   -------   -------   -------   ------
     Total income from operations......................       .70      1.13      (.10)     (.19)     .48
                                                         --------   -------   -------   -------   ------
DISTRIBUTIONS
  From net investment income...........................      (.21)     (.25)     (.29)     (.39)    (.34)
  From net realized gain...............................      (.02)       --      (.05)     (.02)    (.20)
                                                         --------   -------   -------   -------   ------
     Total distributions...............................      (.23)     (.25)     (.34)     (.41)    (.54)
                                                         --------   -------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD.........................  $  10.52   $ 10.05   $  9.17   $  9.61   $10.21
                                                         ========   =======   =======   =======   ======
TOTAL RETURN (%)(c)....................................      7.03     12.55     (1.08)    (1.87)    4.09
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............  $106,031   $73,980   $45,579   $24,078   $7,584
  Ratios to average net assets (%):
     Operating expenses, net (d)(f)....................        --        --        --        --       --
     Operating expenses, gross (d)(e)..................       .37       .42       .46       .54      .64
     Net investment income (loss) (c)(f)...............      2.04      2.44      2.97      3.97     3.12
  Portfolio turnover rate (%)(c).......................      3.99     11.08     15.16     42.49    39.55


  *   For the period February 1, 2000 (commencement of sale) to October 31,
      2000.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

BALANCED STRATEGY FUND--CLASS E SHARES


                                                                                              FISCAL YEAR
                                                  FISCAL YEAR ENDED OCTOBER 31,                  ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $   9.65   $   8.35   $   9.06   $  10.22   $  10.74     $  10.12
                                       --------   --------   --------   --------   --------     --------
  INCOME FROM OPERATIONS
  Net investment income (loss)
     (a)(b)..........................       .22        .17        .19        .24        .21          .30
  Net realized and unrealized gain
     (loss)..........................       .69       1.31       (.60)     (1.11)      (.11)         .86
                                       --------   --------   --------   --------   --------     --------
     Total income from operations....       .91       1.48       (.41)      (.87)       .10         1.16
                                       --------   --------   --------   --------   --------     --------
  DISTRIBUTIONS
  From net investment income.........      (.21)      (.18)      (.19)      (.26)      (.30)        (.42)
  From net realized gain.............        --         --       (.11)      (.03)      (.32)        (.12)
                                       --------   --------   --------   --------   --------     --------
     Total distributions.............      (.21)      (.18)      (.30)      (.29)      (.62)        (.54)
                                       --------   --------   --------   --------   --------     --------
  NET ASSET VALUE, END OF PERIOD.....  $  10.35   $   9.65   $   8.35   $   9.06   $  10.22     $  10.74
                                       ========   ========   ========   ========   ========     ========
  TOTAL RETURN (%)(c)................      9.54      18.00      (4.73)     (8.59)      1.04        11.80
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $416,942   $414,051   $269,458   $288,164   $296,435     $295,542
  Ratios to average net assets (%):
     Operating expenses, net
       (d)(f)........................       .25        .25        .25        .25        .25          .25
     Operating expenses, gross
       (d)(e)........................       .59        .61        .59        .59        .55          .56
     Net investment income (loss)
       (c)(f)........................      2.25       1.88       2.17       2.51       2.02         2.89
  Portfolio turnover rate (%)(c).....      6.42      18.55      12.18      33.42      31.70        64.63


  *   For the ten months ended October 31, 2000.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

BALANCED STRATEGY FUND--CLASS S SHARES


                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                      --------------------------------------------------
                                                        2004       2003       2002      2001      2000*
                                                      --------   --------   --------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD................  $   9.68   $   8.38   $   9.09   $ 10.25   $ 10.45
                                                      --------   --------   --------   -------   -------
  INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b)...............       .23        .19        .22       .28       .19
  Net realized and unrealized gain (loss)...........       .71       1.31       (.60)    (1.12)      .23
                                                      --------   --------   --------   -------   -------
     Total income from operations...................       .94       1.50       (.38)     (.84)      .42
                                                      --------   --------   --------   -------   -------
  DISTRIBUTIONS
  From net investment income........................      (.23)      (.20)      (.22)     (.29)     (.30)
  From net realized gain............................        --         --       (.11)     (.03)     (.32)
                                                      --------   --------   --------   -------   -------
     Total distributions............................      (.23)      (.20)      (.33)     (.32)     (.62)
                                                      --------   --------   --------   -------   -------
  NET ASSET VALUE, END OF PERIOD....................  $  10.39   $   9.68   $   8.38   $  9.09   $ 10.25
                                                      ========   ========   ========   =======   =======
  TOTAL RETURN (%)(c)...............................      9.82      18.22      (4.47)    (8.35)     4.09
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..........  $426,147   $278,123   $155,977   $96,801   $36,898
  Ratios to average net assets (%):
     Operating expenses, net (d)(f).................        --         --         --        --        --
     Operating expenses, gross (d)(e)...............       .34        .36        .34       .34       .30
     Net investment income (loss) (c)(f)............      2.23       2.12       2.40      2.64      2.05
  Portfolio turnover rate (%)(c)....................      6.42      18.55      12.18     33.42     31.70


  *   For the period January 31, 2000 (commencement of sale) to October 31,
      2000.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

AGGRESSIVE STRATEGY FUND--CLASS E SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $   9.13   $   7.51   $   8.49   $  10.38   $  11.17     $   9.94
                                       --------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)
     (a)(b)..........................       .15        .08        .11        .12        .11          .18
  Net realized and unrealized gain
     (loss)..........................       .82       1.63       (.81)     (1.80)      (.28)        1.56
                                       --------   --------   --------   --------   --------     --------
     Total income from operations....       .97       1.71       (.70)     (1.68)      (.17)        1.74
                                       --------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income.........      (.14)      (.09)      (.11)      (.17)      (.24)        (.35)
  From net realized gain.............        --         --       (.17)      (.04)      (.38)        (.16)
                                       --------   --------   --------   --------   --------     --------
     Total distributions.............      (.14)      (.09)      (.28)      (.21)      (.62)        (.51)
                                       --------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD.......  $   9.96   $   9.13   $   7.51   $   8.49   $  10.38     $  11.17
                                       ========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(c)..................     10.72      22.90      (8.64)    (16.40)     (1.50)       17.95
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $307,304   $233,112   $152,805   $177,992   $193,351     $167,677
  Ratios to average net assets (%):
     Operating expenses, net
       (d)(f)........................       .25        .25        .25        .25        .25          .25
     Operating expenses, gross
       (d)(e)........................       .63        .66        .64        .63        .60          .63
     Net investment income (loss)
       (c)(f)........................      1.54       1.02       1.29       1.30       1.04         1.73
  Portfolio turnover rate (%)(c).....      2.22      15.15      11.73      13.12      40.57        71.44


  *   For the ten months ended October 31, 2000.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

AGGRESSIVE STRATEGY FUND--CLASS S SHARES


                                                                FISCAL YEAR ENDED OCTOBER 31,
                                                      --------------------------------------------------
                                                        2004       2003       2002      2001      2000*
                                                      --------   --------   --------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD................  $   9.16   $   7.54   $   8.52   $ 10.41   $ 10.82
                                                      --------   --------   --------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b)...............       .16        .10        .13       .14       .11
  Net realized and unrealized gain (loss)...........       .84       1.63       (.81)    (1.80)      .09
                                                      --------   --------   --------   -------   -------
     Total income from operations...................      1.00       1.73       (.68)    (1.66)      .20
                                                      --------   --------   --------   -------   -------
DISTRIBUTIONS
  From net investment income........................      (.16)      (.11)      (.13)     (.19)     (.23)
  From net realized gain............................        --         --       (.17)     (.04)     (.38)
                                                      --------   --------   --------   -------   -------
     Total distributions............................      (.16)      (.11)      (.30)     (.23)     (.61)
                                                      --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD......................  $  10.00   $   9.16   $   7.54   $  8.52   $ 10.41
                                                      ========   ========   ========   =======   =======
TOTAL RETURN (%)(c).................................     10.99      23.10      (8.37)   (16.15)     1.59
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..........  $247,011   $159,869   $108,267   $86,466   $35,585
  Ratios to average net assets (%):
     Operating expenses, net (d)(f).................        --         --         --        --        --
     Operating expenses, gross (d)(e)...............       .38        .41        .39       .38       .35
     Net investment income (loss) (c)(f)............      1.70       1.30       1.51      1.50      1.15
  Portfolio turnover rate (%)(c)....................      2.22      15.15      11.73     13.12     40.57


  *   For the period February 1, 2000 (commencement of sale) to October 31,
      2000.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS E SHARES


                                                  FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $   8.37   $   6.69   $   7.76   $  10.28   $  11.39     $   9.80
                                       --------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income (loss)
     (a)(b)..........................       .08        .04        .03        .03        .03          .10
  Net realized and unrealized gain
     (loss)..........................       .91       1.68       (.93)     (2.32)      (.35)        2.00
                                       --------   --------   --------   --------   --------     --------
     Total income from operations....       .99       1.72       (.90)     (2.29)      (.32)        2.10
                                       --------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income.........      (.09)      (.04)      (.03)      (.15)      (.18)        (.35)
  From net realized gain.............        --         --       (.14)      (.08)      (.61)        (.16)
                                       --------   --------   --------   --------   --------     --------
     Total distributions.............      (.09)      (.04)      (.17)      (.23)      (.79)        (.51)
                                       --------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD.......  $   9.27   $   8.37   $   6.69   $   7.76   $  10.28     $  11.39
                                       ========   ========   ========   ========   ========     ========
TOTAL RETURN (%)(c)..................     11.83      25.89     (12.05)    (22.72)     (2.75)       21.96
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $152,589   $155,984   $111,765   $156,698   $190,273     $202,066
  Ratios to average net assets (%):
     Operating expenses, net
       (d)(f)........................       .25        .25        .25        .25        .25          .25
     Operating expenses, gross
       (d)(e)........................       .65        .68        .67        .64        .60          .59
     Net investment income (loss)
       (c)(f)........................       .89        .59        .44        .30        .24          .99
  Portfolio turnover rate (%)(c).....     12.46      17.81      29.86      47.86      58.41        76.20


  *   For the ten months ended October 31, 2000.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS S SHARES


                                                                 FISCAL YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------
                                                          2004      2003      2002      2001      2000*
                                                        --------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $   8.45   $  6.75   $  7.83   $ 10.34   $ 10.91
                                                        --------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b).................       .11       .07       .06       .05       .04
  Net realized and unrealized gain (loss).............       .91      1.69      (.96)    (2.33)      .17
                                                        --------   -------   -------   -------   -------
     Total income from operations.....................      1.02      1.76      (.90)    (2.28)      .21
                                                        --------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income..........................      (.10)     (.06)     (.04)     (.15)     (.17)
  From net realized gain..............................        --        --      (.14)     (.08)     (.61)
                                                        --------   -------   -------   -------   -------
     Total distributions..............................      (.10)     (.06)     (.18)     (.23)     (.78)
                                                        --------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD........................  $   9.37   $  8.45   $  6.75   $  7.83   $ 10.34
                                                        ========   =======   =======   =======   =======
TOTAL RETURN (%)(c)...................................     12.09     26.26    (11.95)   (22.43)     1.93
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)............  $111,266   $89,455   $58,236   $46,029   $25,524
  Ratios to average net assets (%):
     Operating expenses, net (d)(f)...................        --        --        --        --        --
     Operating expenses, gross (d)(e).................       .40       .43       .42       .39       .35
     Net investment income (loss) (c)(f)..............      1.21       .90       .72       .59       .45
  Portfolio turnover rate (%)(c)......................     12.46     17.81     29.86     47.86     58.41


  *   For the period January 31, 2000 (commencement of sale) to October 31,
      2000.

  (a) Average month-end shares outstanding were used for this calculation.

  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to the Underlying Funds.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Funds invest. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com.

                            DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     Institutional Capital Corporation, 225 W. Wacker Drive, Suite 2400,
       Chicago, IL 60606.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

     Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO
       80202.

     MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
       MA 02116-3741.

     Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
       30326-3248.

     Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite
       1080, Wayne, PA 19087.

     Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY
       10019.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

                            QUANTITATIVE EQUITY FUND

     Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
       Philadelphia, PA 19102.


     Franklin Portfolio Associates, LLC, One Boston Place, 29th Floor, Boston,
       MA 02108.



     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.


     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

                              SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
       10022-6067.

     Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.

     Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA
       19312-2412.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.


     Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 2900,
       San Diego, CA 92101.


     Roxbury Capital Management, LLC, 100 Wilshire Blvd., Suite 1000, Santa
       Monica, CA 90401-1190.


     TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                          REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
       Lane, 16th Floor, Boston, MA 02210-2021.


     Heitman Real Estate Securities LLC, 191 North Wacker Drive, Suite 2500,
       Chicago, IL 60606.


     INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
       Floor, Chicago IL 60611-1901.

                         INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
       10022.

     Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT
       06830-6378.

     Capital International, Inc., 11100 Santa Monica Blvd., 15th Floor, Los
       Angeles, CA 90025-3384.

     Fidelity Management & Research Company, 82 Devonshire Street, Mail Zone --
       V5B, Boston, MA 02109-3614.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
       Wilmington, DE 19801-1165.

     Mondrian Investment Partners Limited, 80 Cheapside, 3rd Floor, London EC2V
       6EE England.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.

     The Boston Company Asset Management, LLC, Mellon Financial Center One
       Boston Place, 14th Floor, Boston, MA 02108-4408.

                             EMERGING MARKETS FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
       Cambridge MA 02138.

     Genesis Asset Managers, LLP, P.O. Box 466 Barclays Court, Les Echelons, St.
       Peter Port, Guernsey, GY1 6AW Channel Islands.

     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

     Wells Capital Management Inc., 525 Market Street, 10th Floor, San
       Francisco, CA 94105.

                             DIVERSIFIED BOND FUND


     Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.


     Lincoln Capital Fixed Income Management Company, 200 South Wacker Drive,
       Suite 2100, Chicago, IL 60606.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.


     Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA
       91101.

                            MULTISTRATEGY BOND FUND

     Bear Stearns Asset Management Inc. ("Bear Stearns"), 383 Madison Avenue,
       New York, NY 10179.

     Delaware Management Company, a series of Delaware Management Business
       Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682.

     Morgan Stanley Investment Management Inc., One Tower Bridge, 100 Front
       Street, Suite 1100, West Conshohocken, PA 19428-2881.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

                            SHORT DURATION BOND FUND

     Merganser Capital Management L.P., 99 High Street, Boston, MA 02110-2320.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

     STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA
       93013.

     WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI of the Funds and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495

The Funds' and the Underlying Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at www.russell.com.

You can review and copy information about the Funds and the Underlying Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   CLASS E AND S SHARES:
   Conservative Strategy Fund
   Moderate Strategy Fund
   Balanced Strategy Fund
   Aggressive Strategy Fund
   Equity Aggressive Strategy Fund

                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
(RUSSELL LOGO)                                                  36-08-090 (0305)

                      (This page intentionally left blank)

MONEY MARKET FUNDS

                                                FRANK RUSSELL INVESTMENT COMPANY

MONEY MARKET FUNDS

PROSPECTUS
CLASS A AND S SHARES:
MONEY MARKET FUND
CLASS S SHARES:
US GOVERNMENT MONEY MARKET FUND
TAX FREE MONEY MARKET FUND


MARCH 1, 2005




909 A STREET, TACOMA, WA  98402 o 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                                  (RUSSELL LOGO)

                               TABLE OF CONTENTS


Risk/Return Summary........................................................    1
  Investment Objective, Principal Investment Strategies and Principal
     Risks.................................................................    1
  Performance..............................................................    2
  Fees and Expenses........................................................    6
Investment Objective and Investment Strategies.............................    8
Risks......................................................................   11
Management of the Funds....................................................   12
The Money Managers.........................................................   13
Portfolio Disclosure.......................................................   13
Dividends and Distributions................................................   14
Taxes......................................................................   14
How Net Asset Value is Determined..........................................   15
Choosing a Class of Shares to Buy..........................................   15
Distribution and Shareholder Servicing Arrangements and Payments to
  Financial Intermediaries.................................................   16
How to Purchase Shares.....................................................   17
Exchange Privilege.........................................................   18
How to Redeem Shares.......................................................   19
Payment of Redemption Proceeds.............................................   20
Other Information About Share Transactions.................................   20
Financial Highlights.......................................................   22
Money Manager Information..................................................   26

                              RISK/RETURN SUMMARY

   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

MONEY MARKET FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to maximize current income while preserving capital and liquidity.

       PRINCIPAL INVESTMENT STRATEGIES

         The Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. The Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, asset-backed commercial paper, and short-term debt of US and foreign corporations and trusts. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks.

       PRINCIPAL RISKS


         An investment in the Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including instruments of US and foreign banks and branches and US and foreign corporations, and asset-backed commercial paper. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Non-US corporations and banks issuing dollar denominated instruments in the US are not necessarily subject to the same regulatory requirements that apply to US corporations and banks, which may increase the possibility that they may become insolvent or otherwise unable to fulfill their obligations on these instruments. Asset-backed commercial paper is subject to price and default risk. Please refer to the "Risks" section later in this Prospectus for further details.


US GOVERNMENT MONEY MARKET FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to maximize current income while preserving capital and liquidity.

       PRINCIPAL INVESTMENT STRATEGIES

         The US Government Money Market Fund invests in a portfolio of high quality money market securities issued or guaranteed by the US government or any of its agencies and instrumentalities maturing within 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks.

       PRINCIPAL RISKS


         An investment in the US Government Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Please refer to the "Risks" section later in this Prospectus for further details.

TAX FREE MONEY MARKET FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide federal tax-exempt current income consistent with the preservation of capital and liquidity. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments, the income from which is exempt from federal income tax.

       PRINCIPAL INVESTMENT STRATEGIES

         The Tax Free Money Market Fund invests in a portfolio of high quality short-term debt securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund exclusively purchases investment-grade municipal debt obligations providing tax-exempt interest income.

       PRINCIPAL RISKS


         An investment in the Tax Free Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated investing in fixed-income securities and investing in municipal obligations. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Municipal obligations are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors. Please refer to the "Risks" section later in this Prospectus for further details on these risks.


     An investment in money market funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market, US Government Money Market and Tax Free Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each of these Funds.

                                  PERFORMANCE

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period. The return for Class A Shares offered by this Prospectus may be lower than the Class S returns shown in the bar charts, depending on the fees and expenses of the Class A Shares. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Funds' Class S Shares is set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing each Fund's average annual returns for 1, 5 and 10 years.


     Returns for periods prior to the date that each Fund first issued its Class A Shares are those of the Fund's Class S Shares and do not reflect deduction of the Rule 12b-1 distribution fees that apply to Class A Shares. Had they done so, the returns shown would have been lower. The Money Market Fund commenced operations of its Class A Shares on April 21, 2003.


     Past performance is no indication of future results. A more detailed description of how returns are calculated can be found in the Funds' Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                               MONEY MARKET FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                           MONEY MARKET FUND
                                                                           -----------------
1995                                                                             6.19%
1996                                                                             5.63%
1997                                                                             5.79%
1998                                                                             5.69%
1999                                                                             5.27%
2000                                                                             6.48%
2001                                                                             4.16%
2002                                                                             1.77%
2003                                                                             1.12%
2004                                                                             1.33%


                               BEST QUARTER:  1.67% (3Q/00)


                               WORST QUARTER:  0.25% (3Q/03)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR         5 YEARS        10 YEARS
---------------------------------------        -------       ---------       --------

Money Market Fund Class A*...................   1.23%          2.92%          4.30%
Money Market Fund Class S*...................   1.33%          2.95%          4.31%



30-DAY YIELDS AS OF DECEMBER 31, 2004          CURRENT
-------------------------------------          -------

Money Market Fund Class A....................   1.95%
Money Market Fund Class S....................   2.03%



7-DAY YIELDS AS OF DECEMBER 31, 2004           CURRENT       EFFECTIVE
------------------------------------           -------       ---------

Money Market Fund Class A....................   2.02%          3.34%
Money Market Fund Class S....................   2.11%          3.49%


* For periods prior to April 1, 1995, performance results for the Fund do not reflect deductions of all management fees.

     To obtain current yield information, please call 1-800-787-7354.

                        US GOVERNMENT MONEY MARKET FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                    US GOVERNMENT MONEY MARKET FUND
                                                                    -------------------------------
1995                                                                             5.98%
1996                                                                             5.40%
1997                                                                             5.59%
1998                                                                             5.34%
1999                                                                             4.93%
2000                                                                             6.24%
2001                                                                             3.76%
2002                                                                             1.64%
2003                                                                             0.75%
2004                                                                             0.96%


                               BEST QUARTER:  1.62% (4Q/00)


                               WORST QUARTER:  0.16% (3Q/03)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR         5 YEARS        10 YEARS
---------------------------------------        -------       ---------       --------

US Government Money Market Fund Class S......   0.96%          2.65%          4.03%



30-DAY YIELDS AS OF DECEMBER 31, 2004          CURRENT
-------------------------------------          -------

US Government Money Market Fund Class S......   1.59%



7-DAY YIELDS AS OF DECEMBER 31, 2004           CURRENT       EFFECTIVE
------------------------------------           -------       ---------

US Government Money Market Fund Class S......   1.65%          2.73%


     To obtain current yield information, please call 1-800-787-7354.

                           TAX FREE MONEY MARKET FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

                                                                      TAX FREE MONEY MARKET FUND
                                                                      --------------------------
1995                                                                             3.76%
1996                                                                             3.35%
1997                                                                             3.61%
1998                                                                             3.36%
1999                                                                             3.31%
2000                                                                             4.11%
2001                                                                             2.80%
2002                                                                             1.43%
2003                                                                             0.87%
2004                                                                             0.94%


                               BEST QUARTER:  1.07% (4Q/00)


                               WORST QUARTER:  0.17% (3Q/03)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR         5 YEARS        10 YEARS
---------------------------------------        -------       ---------       --------

Tax Free Money Market Fund Class S...........   0.94%          2.02%          2.74%



30-DAY YIELDS AS OF DECEMBER 31, 2004          CURRENT
-------------------------------------          -------

Tax Free Money Market Fund Class S...........   1.30%



7-DAY YIELDS AS OF DECEMBER 31, 2004           CURRENT       EFFECTIVE
------------------------------------           -------       ---------

Tax Free Money Market Fund Class S...........   1.49%          2.46%


     To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          MAXIMUM SALES
                                          MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                                          CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                                           IMPOSED ON      REINVESTED         CHARGE       REDEMPTION   EXCHANGE
                                            PURCHASES       DIVIDENDS         (LOAD)         FEES*        FEES
                                          -------------   -------------   --------------   ----------   --------
Money Market Fund, Class A..............      None            None             None           None        None
All Funds, Class S......................      None            None             None           None        None


* Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        ANNUAL FUND OPERATING EXPENSES#
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                                  OTHER                                        TOTAL NET
                                                                 EXPENSES      TOTAL GROSS                      ANNUAL
                                               DISTRIBUTION     (INCLUDING     ANNUAL FUND   FEE WAIVERS AND     FUND
                                                 (12B-1)      ADMINISTRATIVE    OPERATING        EXPENSE       OPERATING
                                ADVISORY FEE     FEES###          FEES)         EXPENSES      REIMBURSEMENT    EXPENSES
                                ------------   ------------   --------------   -----------   ---------------   ---------
CLASS A SHARES
  Money Market Fund##.........     0.20%          0.10%           0.10%           0.40%          (0.15)%         0.25%

CLASS S SHARES
  Money Market Fund##.........     0.20%          None            0.10%           0.30%          (0.15)%         0.15%
  US Government
     Money Market Fund........     0.20%          None            0.27%           0.47%           0.00%          0.47%
  Tax Free Money
     Market Fund..............     0.20%          None            0.16%           0.36%           0.00%          0.36%


# If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

## FRIMCo has contractually agreed to waive, at least until February 28, 2006, 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund.

### Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 7.25% of total gross sales, subject to certain exclusions. This 7.25% limitation is imposed at the class level on Class A Shares of the Funds rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


     Under the distribution plan, Class A Shares pay distribution fees of up to 0.15% annually for the sale and distribution of Class A Shares. However, distribution fees are estimated to be 0.10% for the fiscal year ending October 31, 2005.

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2006. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
CLASS A
  Money Market Fund.........................................   $26      $114      $210       $491

CLASS S
  Money Market Fund.........................................   $15      $ 81      $153       $365
  US Government Money Market Fund...........................    48       151       263        593
  Tax Free Money Market Fund................................    37       116       202        455

                 INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

     Each of the following Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

MONEY MARKET FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to maximize current income while preserving capital and liquidity.

       PRINCIPAL INVESTMENT STRATEGIES

         The Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. The Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, asset-backed commercial paper, and short-term debt of US and foreign corporations and trusts. The Fund may also invest in securities which receive credit support from a variety of high quality US and foreign institutions. Up to 10% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund's investments may include variable and floating rate securities whose rates are tied to appropriate money market indexes which reset frequently. The Fund may also invest in securities issued by registered investment companies that are money market funds. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

         The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

       ADDITIONAL INVESTMENT STRATEGIES

         The Fund enters into repurchase agreements collateralized by US government and agency obligations.

         The Fund may purchase investment-grade municipal debt obligations. These obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

         Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels.

US GOVERNMENT MONEY MARKET FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to maximize current income while preserving capital and liquidity.

       PRINCIPAL INVESTMENT STRATEGIES

         The US Government Money Market Fund invests in a portfolio of high quality money market securities issued or guaranteed by the US government or any of its agencies and instrumentalities maturing within 397 days or less. These include, among others, the US Treasury, Federal National Mortgage Association, Federal Home Loan Mortgage Association and the Federal Home Loan Bank, as described below. The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indexes and reset periodically. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

         The types of US government obligations the Fund may purchase include:
         (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, and (b) US Treasury notes and US Treasury bonds with remaining maturities of 13 months if fixed rate and 24 months if variable rate (so long as the variable rate is readjusted no less frequently than every 762 days and the next readjustment date is within 397 days); (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Farm Credit Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Home Loan Banks and Federal National Mortgage Association).

         The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

       ADDITIONAL INVESTMENT STRATEGIES

         The Fund enters into repurchase agreements collateralized by US government and agency obligations.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels.

TAX FREE MONEY MARKET FUND

       FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide federal tax-exempt current income consistent with the preservation of capital and liquidity. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments, the income from which is exempt from federal income tax.

       PRINCIPAL INVESTMENT STRATEGIES

         The 80% investment requirement applies at the time the Fund invests its assets. The Tax Free Money Market Fund invests in a portfolio of high quality short-term debt securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

         The Fund exclusively purchases investment-grade municipal debt obligations providing tax-exempt interest income. Specifically, these obligations are debt obligations, rated A1 or VMIG1 or higher by Moody's Investor Service, Inc. or its equivalent by a nationally recognized statistical rating organization (NRSRO), issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

       ADDITIONAL INVESTMENT STRATEGIES

         Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The following tables describe principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


                                PRINCIPAL RISKS



        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
MONEY MARKET SECURITIES                Prices of money market securities rise and fall   Money Market
(INCLUDING INSTRUMENTS OF US BANKS     in response to interest rate changes. Generally,  US Government Money Market
AND CORPORATIONS)                      when interest rates rise, prices of money market  Tax Free Money Market securities fall. Money market securities are
                                       also subject to reinvestment risk. As interest
                                       rates decline, a money market fund's dividends
                                       (income) may decline because the fund must then
                                       invest in lower-yielding instruments. There is
                                       also a risk that money market securities will be
                                       downgraded in credit rating or go into default.
                                       Lower-rated securities, and securities with
                                       longer final maturities, generally have higher
                                       credit risks.

INSTRUMENTS OF FOREIGN BANKS AND       Non-US corporations and banks issuing dollar      Money Market
BRANCHES AND FOREIGN CORPORATIONS      denominated instruments in the US are not
                                       necessarily subject to the same regulatory
                                       requirements that apply to US corporations and
                                       banks, such as accounting, auditing and
                                       recordkeeping standards, the public availability
                                       of information and, for banks, reserve
                                       requirements, loan limitations and examinations.
                                       This adds to the analytical complexity of these
                                       securities, and may increase the possibility
                                       that a non-US corporation or bank may become
                                       insolvent or otherwise unable to fulfill its
                                       obligations on these instruments.

MUNICIPAL OBLIGATIONS                  Municipal obligations are affected by economic,   Tax Free Money Market
                                       business or political developments. These
                                       securities may be subject to provisions of
                                       litigation, bankruptcy and other laws affecting
                                       the rights and remedies of creditors, or may
                                       become subject to future laws extending the time
                                       for payment of principal and/or interest, or
                                       limiting the rights of municipalities to levy
                                       taxes.

US GOVERNMENT SECURITIES               No assurance can be given that the US government  Money Market
                                       will provide financial support to certain US      US Government Money Market
                                       government agencies or instrumentalities since    Tax Free Money Market
                                       it is not obligated to do so by law.
                                       Accordingly, US government obligations may
                                       involve risk of loss of principal and interest.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
ASSET-BACKED COMMERCIAL PAPER          Asset-backed commercial paper is subject to the   Money Market
                                       same risks as money market securities generally.
                                       In addition, transfer of such securities is
                                       usually restricted by the issuer.



                                ADDITIONAL RISKS



CREDIT AND LIQUIDITY ENHANCEMENTS      Adverse changes in a guarantor's credit quality   Money Market
                                       if contemporaneous with adverse changes in the    Tax Free Money Market
                                       guaranteed security could cause losses to a Fund
                                       and may affect its net asset value.

REPURCHASE AGREEMENTS                  Under a repurchase agreement, a bank or broker    Money Market
                                       sells securities to a Fund and agrees to          US Government Money Market
                                       repurchase them at the Fund's cost plus
                                       interest. If the value of the securities
                                       declines and the bank or broker defaults on its
                                       repurchase obligation, a Fund could incur a
                                       loss.

MUNICIPAL OBLIGATIONS                  Municipal obligations are affected by economic,   Money Market
                                       business or political developments. These
                                       securities may be subject to provisions of
                                       litigation, bankruptcy and other laws affecting
                                       the rights and remedies of creditors, or may
                                       become subject to future laws extending the time
                                       for payment of principal and/or interest, or
                                       limiting the rights of municipalities to levy
                                       taxes.


                            MANAGEMENT OF THE FUNDS


     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management. FRIMCo currently acts as money manager for the Money Market and US Government Money Market Funds and recommends money managers to the Tax Free Money Market Fund, oversees them, and evaluates their results as more fully described below. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

     FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and develops the investment programs for each Fund. FRIMCo also selects, subject to approval of the Fund's Board, and oversees money managers for any Fund not managed by FRIMCo, and allocates such Fund's assets among the money managers. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo may also directly manage portions of Tax Free Money Market Fund during periods of transitions from one money manager to another.


     In the last fiscal year, the aggregate annual rate of advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Money Market Fund 0.10%, US Government Money Market Fund, 0.25% and Tax Free Money Market Fund, 0.25%. Of these aggregate amounts 0.05% is attributable to administrative services.


     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending April 30, 2005.

                               THE MONEY MANAGERS


     The Tax Free Money Market Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Tax Free Money Market Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


     Each money manager has complete discretion to select portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                              PORTFOLIO DISCLOSURE

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

DECLARED                    PAYABLE                             FUNDS
--------          ----------------------------   ------------------------------------
Daily...........  Monthly                        Money Market Fund
                                                 US Government Money Market Fund
                                                 Tax Free Money Market Fund

     The Funds determine net investment income immediately prior to the determination of their net asset values. This occurs at the earlier of 4:00 p.m. or the close of the New York Stock Exchange on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is accrued daily and paid monthly.

CAPITAL GAINS DISTRIBUTIONS


     The Board will declare long-term capital gains distributions once a year in mid-December to reflect any net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains.


AUTOMATIC REINVESTMENT

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election for Class A Shares by contacting your Financial Intermediary and for Class C Shares by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     No portion of a Fund's distributions is expected to qualify for the reduced tax rates applicable to "qualified dividend income" for individual shareholders, or for the dividends received deduction for corporate shareholders.

     Because the Funds expect to maintain a stable $1.00 Share price, you should not have any gain or loss if you sell your Shares.


     Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences in holding Shares of a Fund.


     The Tax Free Money Market Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

     By law, a Fund generally must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

     Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


     The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund's assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.


VALUATION OF PORTFOLIO SECURITIES

     The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

                       CHOOSING A CLASS OF SHARES TO BUY

     For the Money Market Fund, you can choose among two classes of shares:
Classes A and S. Each class has different expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment. The US Government Money Market Fund and Tax Free Money Market Funds offer Class S Shares only.

COMPARING THE MONEY MARKET FUND'S CLASSES

     Your Financial Intermediary can help you decide which class of Shares of the Money Market Fund meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.

CLASS A SHARES
Initial sales charge....................  None
Annual 12b-1 fees and Service Fees......  Up to 0.15% of average daily assets
Dividends...............................  Generally lower than S Shares due to higher annual expenses

CLASS S SHARES
Initial sales charge....................  None
Dividends...............................  Generally higher than A Shares due to lower annual expenses

SALES CHARGES

CLASS A SHARES

     Class A Shares of the Money Market Fund are sold without an initial sales charge. However, if Shares of the Money Market Fund are exchanged for Shares of another FRIC fund offered through another prospectus, the sales charge applicable to the other fund may apply. Class A Shares participate in FRIC's Rule 12b-1 distribution plan. Under the distribution plan, Class A Shares pay distribution fees of up to 0.15% annually for the sale and distribution of Class A Shares. Because these fees are paid out of the Class A Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A Shares of the Money Market Fund and the distribution fee may cost an investor more than paying other types of sales charges.

CLASS S SHARES

     Class S shares of the Money Market Fund, the US Government Money Market Fund and the Tax Free Money Market Fund are sold without an initial sales charge and do not pay any distribution fees.

 DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS AND PAYMENTS TO FINANCIAL
                                 INTERMEDIARIES


     Financial Intermediaries may receive distribution compensation and shareholder servicing compensation from the Funds' Distributor with respect to Class A Shares of the Funds pursuant to the Funds' Rule 12b-1 distribution plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Funds' fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.


     In addition to the foregoing payments, FRIMCo or the Funds' Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Funds, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.


     FRIMCo or the Funds' Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.


     To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.

     Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Funds, the Funds' Distributor or FRIMCo.

                             HOW TO PURCHASE SHARES


     Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     There is currently no required minimum investment in the Funds described in this Prospectus.


     If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to FRIMCo, the Funds' Distributor or the Funds. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.


     Each Fund reserves the right to reject any purchase order for any reason.

     You may purchase Shares through a Financial Intermediary on any business day of the Funds (as outlined in the "Offering Dates and Times" section).

     FOR CLASS A SHARES: You must place purchase orders for Class A Shares through a Financial Intermediary in US dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement.

     FOR CLASS S SHARES: All purchases of Class S Shares must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     CUSTOMER IDENTIFICATION PROGRAM: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed.


     FREQUENT TRADING: For the FRIC Funds other than the Money Market Funds, the Board of Trustees has adopted frequent trading policies which are described in the prospectuses of those FRIC Funds. The Board of Trustees believes that it is unnecessary for the Money Market Funds to have such frequent trading policies because the Money Market Funds (i) may be used as short-term investments, and
(ii) intend to maintain a stable net asset value, which limits the opportunities for price arbitrage.

OFFERING DATES AND TIMES

     An order will be effective on the date received if (i) the order is received by a Fund or an authorized Fund agent prior to the following designated times (the "order cut-off time") and (ii) payment by federal funds wire is received that day:

     Money Market Fund--4:00 p.m. Eastern Time

     Tax Free Money Market Fund--11:45 a.m. Eastern Time

     US Government Money Market Fund--12:15 p.m. Eastern Time

     If an order is received (1) after the applicable order cut-off time, (2) on a non-business day, (3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets, (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early, (6) on a day the NYSE is not open for regular trading or (7) on a Federal Reserve Holiday on which the NYSE is open, then the order will be effective on the next business day.

     Orders received by the Funds (1) prior to the applicable order cut-off time will receive the dividend declared on the date of receipt of the order if payment by federal funds wire is received that day and (2) at or after the applicable order cut-off time will not receive the dividend determined on the date of receipt of the order.

     Check settlement payments received by the Funds prior to or after the applicable order cut-off time will receive the dividend declared on the first business day following receipt of the order.

     Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Funds. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

AUTOMATED INVESTMENT PROGRAM

     FOR CLASS A SHARES: Your Financial Intermediary may offer an automated investment program. Contact your Financial Intermediary for further information.


     FOR CLASS S SHARES: If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES

     Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus within the same share class on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange of Class S Shares in writing, please contact your Financial Intermediary.

     For Class A Shares, exchanges must be made through your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

SYSTEMATIC EXCHANGE PROGRAM

     If you invest in Class A Shares, your Financial Intermediary may offer a systematic exchange program. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     If you invest in Class S Shares through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

     A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

                              HOW TO REDEEM SHARES


     Shares may be redeemed through your Financial Intermediary on any business day of the Funds as outlined in the "Redemption Dates and Times" section of this Prospectus. Redemption requests received by the applicable cut-off time specified below are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure a Fund has received payment for your purchase. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.


REDEMPTION DATES AND TIMES

     If a wire or non-wire redemption request is received (1) after the applicable redemption cut-off time specified below, (2) on a non-business day,
(3) after the recommended closure time on a day on which the Bond Market Association recommends an early closure of the bond markets, (4) on a day on which the Bond Market Association recommends a complete closure of the bond markets, (5) after the closure time on a day on which the NYSE closes early, (6) on a day the NYSE is not open for regular trading or (7) on a Federal Reserve Holiday on which the NYSE is open, then the request will be effective on the next business day.

     NON-WIRE REDEMPTION REQUESTS. Redemption requests for payment other than by wire must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier (the "non-wire redemption cut-off time") to be processed at the net asset value calculated on that day. Non-wire redemption requests received prior to the non-wire redemption cut-off time will receive the dividend declared on the date of receipt of the redemption request.

     WIRE REDEMPTION REQUESTS. Redemption requests for payment by wire must be received by a Fund or an authorized Fund agent prior to the following designated times (the "redemption cut-off time") to be effective on the date received.

     Money Market Fund--4:00 p.m. Eastern Time

     Tax Free Money Market Fund--11:45 a.m. Eastern Time

     US Government Money Market Fund--12:15 p.m. Eastern Time

     Wire redemption requests received by the Funds (1) prior to the applicable redemption cut-off time will not receive the dividend declared on the date of receipt of the redemption request and (2) at or after the applicable wire redemption cut-off time will receive the dividend determined on the date of receipt of the redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

     FOR CLASS A SHARES: Your Financial Intermediary may offer a systematic withdrawal program. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

     FOR CLASS S SHARES: If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

     Payment will ordinarily be made within seven days of receipt of your request in proper form. The Funds reserve the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

     FOR CLASS A SHARES: When you redeem your Shares, the Funds will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Funds receive the redemption request in proper form.


     FOR CLASS S SHARES: Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be
(a) wired to your predesignated bank account after a Fund receives and processes your redemption request in proper form or (b) sent by Electronic Funds Transfer
(EFT) to your predesignated bank account on the second business day after a Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Funds will always charge a fee when sending an international wire transfer. The Funds reserve the right to charge a fee when sending a domestic wire transfer for redemptions. The Funds do not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.


                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

WRITTEN INSTRUCTIONS

     FOR CLASS A SHARES: Written instructions must be in proper form as determined by your Financial Intermediary.

     FOR CLASS S SHARES: The Funds require that written instructions be in proper form, and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to ensure proper form. Generally, your instructions must include:

     - The Fund name and account number

     - Details related to the transaction including type and amount

     - Signatures of all owners exactly as registered on the account

     - Any supporting legal documentation that may be required

RESPONSIBILITY FOR FRAUD


     Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.


SIGNATURE GUARANTEE

     FOR CLASS S SHARES: Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Funds will only accept STAMP2000 Medallion Imprints. Call your Financial Intermediary for assistance in obtaining a signature guarantee.

UNCASHED CHECKS

     FOR CLASS S SHARES: Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure they have a valid address for you. After 180 days, the Funds will no longer honor the issued checks and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REGISTRATION OF FUND ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS


     The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund has not been in operation for 60 months, since the beginning of operations for that Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request. No Class A Shares of US Government Money Market Fund and Tax Free Money Market Fund were outstanding during the periods shown.


MONEY MARKET FUND--CLASS A


                                                              FISCAL YEAR ENDED
                                                                 OCTOBER 31,
                                                              -----------------
                                                               2004      2003*
                                                              -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $1.0000   $1.0000
                                                              -------   -------
INCOME FROM OPERATIONS
  Net investment income (a).................................    .0108     .0051
                                                              -------   -------
DISTRIBUTIONS
  From net investment income................................   (.0108)   (.0051)
                                                              -------   -------
NET ASSET VALUE, END OF PERIOD..............................  $1.0000   $1.0000
                                                              =======   =======
TOTAL RETURN (%) (b)........................................     1.08       .59
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................  $ 3,989   $   682
  Ratios to average net assets (%) (c):
     Operating expenses, net (d)............................      .25       .26
     Operating expenses, gross..............................      .40      5.24
     Net investment income (d)..............................     1.18       .96


  * For the period April 21, 2003 (commencement of operations) to October 31, 2003.

  (a) Average month-end shares were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

MONEY MARKET FUND--CLASS S


                                                FISCAL YEAR ENDED OCTOBER 31,                     YEAR ENDED
                                --------------------------------------------------------------   DECEMBER 31,
                                   2004         2003         2002         2001        2000*          1999
                                ----------   ----------   ----------   ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000    $   1.0000
                                ----------   ----------   ----------   ----------   ----------    ----------
INCOME FROM OPERATIONS
  Net investment income(a)....       .0117        .0121        .0185        .0483        .0519         .0515
                                ----------   ----------   ----------   ----------   ----------    ----------
DISTRIBUTIONS
  From net investment
     income...................      (.0117)      (.0121)      (.0185)      (.0483)      (.0519)       (.0515)
                                ----------   ----------   ----------   ----------   ----------    ----------
NET ASSET VALUE, END OF
  PERIOD......................  $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000    $   1.0000
                                ==========   ==========   ==========   ==========   ==========    ==========
TOTAL RETURN(%)(b)............        1.17         1.28         1.87         4.94         5.32          5.27
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period
     (in thousands)...........  $2,958,692   $2,363,623   $1,904,819   $1,886,741   $1,757,430    $2,026,717
  Ratios to average net assets
     (%)(c):
     Operating expenses,
       net(d).................         .15          .16          .14          .14          .17           .17
     Operating expenses,
       gross..................         .30          .31          .29          .29          .32           .32
     Net investment
       income(d)..............        1.16         1.21         1.84         4.78         6.23          5.15


  *   For the ten months ended October 31, 2000.

  (a) Average month-end shares were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

US GOVERNMENT MONEY MARKET FUND--CLASS S


                                                    FISCAL YEAR ENDED OCTOBER 31,              YEAR ENDED
                                           ------------------------------------------------   DECEMBER 31,
                                            2004      2003      2002       2001      2000*        1999
                                           -------   -------   -------   --------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $1.0000   $1.0000   $1.0000   $ 1.0000   $1.0000     $ 1.0000
                                           -------   -------   -------   --------   -------     --------
INCOME FROM OPERATIONS
  Net investment income(a)...............    .0081     .0085     .0173      .0446     .0500        .0483
                                           -------   -------   -------   --------   -------     --------
DISTRIBUTIONS
  From net investment income.............   (.0081)   (.0085)   (.0173)    (.0446)   (.0500)      (.0483)
                                           -------   -------   -------   --------   -------     --------
NET ASSET VALUE, END OF PERIOD...........  $1.0000   $1.0000   $1.0000   $ 1.0000   $1.0000     $ 1.0000
                                           =======   =======   =======   ========   =======     ========
TOTAL RETURN (%)(b)......................      .82       .86      1.74       4.55      5.12         4.93
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)..........................  $54,623   $62,219   $93,182   $108,884   $81,316     $190,150
  Ratios to average net assets (%)(c):
     Operating expenses, net (d).........      .47       .41       .25        .37       .32          .30
     Operating expenses, gross...........      .47       .48       .45        .63       .58          .54
     Net investment income (d)...........      .81       .87      1.73       4.43      5.91         4.83


  *   For the ten months ended October 31, 2000.

  (a) Average month-end shares were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

TAX FREE MONEY MARKET FUND--CLASS S


                                                  FISCAL YEAR ENDED OCTOBER 31,                YEAR ENDED
                                       ----------------------------------------------------   DECEMBER 31,
                                         2004       2003       2002       2001      2000*         1999
                                       --------   --------   --------   --------   --------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000     $ 1.0000
                                       --------   --------   --------   --------   --------     --------
INCOME FROM OPERATIONS
  Net investment income..............     .0085      .0094      .0152      .0317      .0333        .0326
                                       --------   --------   --------   --------   --------     --------
DISTRIBUTIONS
  From net investment income.........    (.0085)    (.0094)    (.0152)    (.0317)    (.0333)      (.0326)
                                       --------   --------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD.......  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000     $ 1.0000
                                       ========   ========   ========   ========   ========     ========
TOTAL RETURN (%) (b).................       .85        .94       1.53       3.22       3.38         3.31
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in
     thousands)......................  $140,772   $137,678   $174,623   $180,699   $169,808     $246,695
  Ratios to average net assets
     (%)(c):
     Operating expenses, net(d)......       .36        .32        .25        .30        .34          .21
     Operating expenses, gross.......       .37        .36        .35        .40        .44          .31
     Net investment income(d)........       .84        .95       1.52       3.17       3.96         3.28


  *   For the ten months ended October 31, 2000.

  (b) Average month-end shares were used for this calculation.


  (b) Periods less than one year are not annualized.


  (c) The ratios for periods less than one year are annualized.


  (d) Reflects custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Funds can also be found at www.Russell.com.

                               MONEY MARKET FUND

     Frank Russell Investment Management Company, 909 A Street, Tacoma, WA
       98402.

                        US GOVERNMENT MONEY MARKET FUND

     Frank Russell Investment Management Company, 909 A Street, Tacoma, WA
       98402.

                           TAX FREE MONEY MARKET FUND

     Weiss, Peck & Greer, LLC, One New York Plaza, 30th Floor, New York, NY
       10004.

     WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495

The Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds' Web site at www.russell.com.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   CLASS A AND S SHARES:
   Money Market Fund
   CLASS S SHARES:
   US Government Money Market Fund
   Tax Free Money Market Fund

                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
(RUSSELL LOGO)                                                  36-08-151 (0305)

TAX-MANAGED GLOBAL EQUITY FUND

                                                FRANK RUSSELL INVESTMENT COMPANY

TAX-MANAGED
GLOBAL EQUITY FUND

PROSPECTUS
CLASS C, E AND S SHARES:

MARCH 1, 2005















909 A STREET, TACOMA, WA 98402 o 800-787-7354

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                                                  (RUSSELL LOGO)

                               TABLE OF CONTENTS


Risk/Return Summary........................................................    1
  Investment Objective.....................................................    1
  Principal Investment Strategies..........................................    1
  Principal Risks..........................................................    2
  Performance..............................................................    3
  Fees and Expenses........................................................    5
The Purpose of the Fund--Multi-Style, Multi-Manager Diversification........    7
Management of the Fund and the Underlying Funds............................    8
The Money Managers for the Underlying Funds................................   10
Investment Objective and Investment Strategies of the Underlying Funds.....   11
Risks......................................................................   19
Portfolio Turnover.........................................................   23
Portfolio Disclosure.......................................................   23
Dividends and Distributions................................................   23
Taxes......................................................................   24
How Net Asset Value is Determined..........................................   24
Distribution and Shareholder Servicing Arrangements and Payments to
  Financial Intermediaries.................................................   26
How to Purchase Shares.....................................................   27
Exchange Privilege.........................................................   28
Right to Reject or Restrict Purchase and Exchange Orders...................   28
How to Redeem Shares.......................................................   30
Payment of Redemption Proceeds.............................................   31
Other Information About Share Transactions.................................   31
Financial Highlights.......................................................   33
Money Manager Information..................................................   35

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE


     The Fund seeks to provide long term capital growth on an after-tax basis. The Fund's investment objective is non-fundamental. This means that the Fund's investment objective may be changed by the Board of Trustees of the Fund without shareholder approval. The Fund is a "fund of funds" and invests only in the shares of other Frank Russell Investment Company ("FRIC") funds.


     The Fund, like all investments relying on long-term capital appreciation as a primary source of returns rather than on dividends or income, may be subject to wide fluctuations in market values from year to year.

                        PRINCIPAL INVESTMENT STRATEGIES


     The FRIC Tax-Managed Global Equity Fund (the "Fund") is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). The Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy described in more detail below.


     The Fund seeks to achieve its investment objective while, to a certain extent, considering shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Fund differs from most other funds-of-funds, in that certain of the Underlying Funds in which the Fund invests are managed to enhance post-tax returns while other funds-of-funds may invest in underlying funds which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

     The Fund intends to manage its taxable distributions to shareholders in three ways:

     - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment. However, the Fund may be required to sell these shares before they qualify for long-term capital gains treatment due to the timing of cash flow in and out of the Fund.

     - Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses when it is deemed appropriate. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price.

     - Third, the Fund allocates a portion of its assets to Underlying Funds that employ tax-aware strategies.

     When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.


     The Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests and the allocation of assets to the Underlying Funds are shown in the table below. The Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in shares of equity Underlying Funds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

                              TAX-MANAGED GLOBAL
UNDERLYING FUND                  EQUITY FUND
---------------               ------------------
Tax-Managed Large Cap
  Fund......................         50%
International Securities
  Fund......................         20%
Tax-Managed Mid & Small Cap
  Fund......................         15%
Quantitative Equity Fund....         10%
Emerging Markets Fund.......          5%

     The Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, the Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.

DIVERSIFICATION

     The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Fund invests is a diversified investment company.

                                PRINCIPAL RISKS

     You should consider the following factors before investing in the Fund:

     - An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

     - Neither the Fund nor FRIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks.

     - Since the assets of the Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds' investment strategies.

     - The policy of the Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.

     - The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Risks."

     - The Fund's exposure, through the Underlying Funds, to international investments subjects the Fund to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

     - An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - The officers and Trustees of the Fund presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

     - The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

     - The Fund's tax-managed equity investment strategy may not provide as high a return before consideration of federal income tax consequences as other mutual funds. Additionally, this strategy may not be fully implemented in some situations. For example, the Fund may not have any capital losses to offset capital gains.

     - If large shareholder redemptions occur unexpectedly, the Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                  PERFORMANCE

     The following bar charts illustrate the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over the life of the Fund. The return (both before and after tax) for Class C and Class E Shares offered by this Prospectus may be lower than the Class S returns shown in the bar charts, depending upon the fees and expenses of the Class C and Class E Shares. No Class E Shares have been issued. The highest and lowest quarterly returns during the periods shown in the bar charts for the Fund's Class S Shares are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Fund by showing how the Fund's average annual returns for one year and since the beginning of operations of the Fund compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The Fund is not designed for tax-deferred investment vehicles and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

     Past performance, both before-tax and after-tax, is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                         TAX-MANAGED GLOBAL EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    (CHART)

2001                                                                            -12.45%
2002                                                                            -20.85%
2003                                                                             33.17%
2004                                                                             14.73%


                               BEST QUARTER: 17.20% (2Q/03)


                               WORST QUARTER: (17.88)% (3Q/02)



AVERAGE ANNUAL TOTAL RETURNS                                    SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004         1 YEAR        INCEPTION*
---------------------------------------        --------       ----------

Return Before Taxes, Class C.................   13.58%         (1.47)%

Return Before Taxes, Class S.................   14.73%         (0.51)%

Return After Taxes on Distributions, Class
  S..........................................   14.37%         (0.77)%

Return After Taxes on Distributions and Sale
  of Fund Shares, Class S....................    9.57%         (0.59)%

S&P 500 Index................................   10.86%         (1.32)%

MSCI EAFE Index..............................   20.70%          0.51%


*   Commenced operations by issuing Class C and S Shares on January 31, 2000.

                               FEES AND EXPENSES


     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The Fund expenses shown in the Annual Fund Operating Expenses table do not include the pro-rata expenses of the Underlying Funds, which are shown in the two tables under "Indirect Expenses."


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                          MAXIMUM SALES
                                          MAXIMUM SALES   CHARGE (LOAD)      MAXIMUM
                                          CHARGE (LOAD)    IMPOSED ON     DEFERRED SALES
                                           IMPOSED ON      REINVESTED         CHARGE       REDEMPTION   EXCHANGE
                                            PURCHASES       DIVIDENDS         (LOAD)         FEES*        FEES
                                          -------------   -------------   --------------   ----------   --------
Classes C, E and S......................      None            None             None           None        None



* The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."


                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                                OTHER
                                                              EXPENSES                                     TOTAL NET
                                                             (REFLECTING   TOTAL GROSS                      ANNUAL
                                              DISTRIBUTION   SHAREHOLDER   ANNUAL FUND   FEE WAIVERS AND     FUND
                                   ADVISORY     (12B-1)       SERVICING     OPERATING        EXPENSE       OPERATING
                                     FEE         FEES**         FEES)       EXPENSES     REIMBURSEMENTS#   EXPENSES
                                   --------   ------------   -----------   -----------   ---------------   ---------
Class C*.........................   0.20%        0.75%          0.63%         1.58%          (0.58)%         1.00%
Class E*.........................   0.20%        0.00%          0.63%         0.83%          (0.58)%         0.25%
Class S..........................   0.20%        0.00%          0.38%         0.58%          (0.58)%         0.00%


*


    "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of the Class C and Class E Shares. The Class E Shares currently have no assets and expenses have been estimated.


** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.



# FRIMCo has contractually agreed to waive, at least through February 28, 2006, its 0.20% advisory fee for the Fund.



## "Other Expenses," "Total Gross Annual Fund Operating Expenses" and "Fee Waivers and Expense Reimbursements" reflect certain direct operating expenses borne either by the Underlying Funds in which the Fund invests or by FRIMCo as more fully described below.


    If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

DIRECT EXPENSES

     Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. The foregoing direct operating expenses are borne either by the Underlying Funds in which the Fund invests pursuant to Special Servicing Agreements between the Fund, each Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2006 and may be renewed thereafter. If these arrangements are discontinued, Fund expenses may increase.

     Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2006), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate Classes of Shares.

INDIRECT EXPENSES

     Shareholders in the Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Fund may invest.


                                                             OTHER
                                                            EXPENSES
                                                           (INCLUDING
                                                         ADMINISTRATIVE                                   TOTAL NET
                                                            FEES AND      TOTAL GROSS                      ANNUAL
                                                          SHAREHOLDER     ANNUAL FUND   FEE WAIVERS AND     FUND
                                              ADVISORY     SERVICING       OPERATING        EXPENSE       OPERATING
      UNDERLYING FUND (CLASS S SHARES)          FEE          FEES)         EXPENSES     REIMBURSEMENTS    EXPENSES
      --------------------------------        --------   --------------   -----------   ---------------   ---------
Quantitative Equity.........................   0.73%         0.26%           0.99%          0.00%           0.99%
Tax-Managed Large Cap.......................   0.70%         0.22%           0.92%          0.00%           0.92%
Tax-Managed Mid & Small Cap#................   0.98%         0.36%           1.34%         (0.09)%          1.25%
International Securities....................   0.90%         0.39%           1.29%          0.00%           1.29%
Emerging Markets*...........................   1.15%         0.72%           1.87%          0.00%           1.87%



* "Fee Waivers and Expense Reimbursements" have been restated to reflect fee waivers and expense reimbursements not expected to be paid during the fiscal year ending October 31, 2005.



# For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include 12b-1 fees or shareholder servicing fees.


     Based on these expense ratios, the total direct and indirect operating expense ratios of the Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                              CLASS C   CLASS E   CLASS S
                                                              -------   -------   -------
Tax-Managed Global Equity Fund..............................  2.10%     1.35%     1.10%


     The Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it invests. These total expense ratios may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2006. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the periods.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Class C.....................................................   $213     $777     $1,368     $2,972
Class E.....................................................    137      549        991      2,211
Class S.....................................................    112      472        857      1,939

       THE PURPOSE OF THE FUND MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain banks (including bank trust departments), registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Fund's advisor or distributor ("Financial Intermediaries"). The Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Three functions form the core of Russell's consulting services:

     - Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     - Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     - Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.


     The FRIC Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.


     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     The Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. The Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

     The allocation of the Fund's investment in the Underlying Funds is illustrated by the following chart:

                   (TAX-MANAGED GLOBAL EQUITY FUND PIE CHART)

Quantitative Equity                                                               10%
Emerging Markets                                                                   5%
International Securities                                                          20%
Tax-Managed Large Cap Fund                                                        50%
Tax-Managed Mid & Small Cap Fund                                                  15%

                MANAGEMENT OF THE FUND AND THE UNDERLYING FUNDS


     The Fund's and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Fund and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Fund and the Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2003.

     The Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Fund's and Underlying Funds' administrator and investment advisor, performs the Fund's and Underlying Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers as more fully described below. Each of the Underlying Fund's money managers makes investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Fund's custodian, State Street Bank, maintains custody of all of the Fund's assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.

     FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Fund and the Underlying Funds. FRIMCo develops the investment programs for the Fund and each Underlying Fund, selects, subject to approval of the Underlying Funds' Board, money managers for the Underlying Funds, allocates Underlying Fund assets among the money managers, oversees the money managers and evaluates their results. All assets of the Fund are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.

     FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds (the "FRIMCo Managers") are:


     - Bruce A. Eidelson, Portfolio Manager since 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.


     - Robert E. Hall, Portfolio Manager since April 2003. From 1995 to 2002, Mr. Hall was a Senior Research Analyst with Frank Russell Company Limited, an affiliate of FRIMCo. Mr. Hall has primary responsibility for the management of the Emerging Markets Fund.


     - Jeffrey T. Hussey, Head of US Fixed Income since March 2003. Mr. Hussey has also been a Portfolio Manager since 2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst. Mr. Hussey has primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III and Multistrategy Bond Funds.


     - Dennis Jensen, Portfolio Manager since February 2004. From 1998 to 2004 Mr. Jensen was a Research Analyst. Mr. Jensen has primary responsibility for the management of the Select Value Fund.


     - Jill F. Johnson, Portfolio Manager since May 2004 and Senior Investment Officer since March 2000. From 1995 to 2000, Ms. Johnson was the Principal of JF Johnson Consulting in Seattle and Los Angeles. Ms. Johnson has primary responsibility for the management of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Tax-Managed Global Equity Funds.


     - James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the International and International Securities Funds.

     - Tom Monroe, Portfolio Manager since February 2004. Mr. Monroe was Director, Investment Technology from 2002 to 2004 for Russell. From 1999 to 2002 Mr. Monroe was Director, North America and Australasia. From 1993 to 1999 he was Director of Equity Research. Mr. Monroe has primary responsibility for the management of the Equity Q and Quantitative Equity Funds.

     - Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Equity II and Special Growth Funds.

     - Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff has primary responsibility for the management of the Short Duration Bond and Tax Exempt Bond Funds.


     - Stephen W. Skatrud, Portfolio Manager since December, 2001. From 1999 to December, 2001, Mr. Skatrud was a Senior Research Analyst. Mr. Skatrud has primary responsibility for the management of the Select Growth, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds.


     - Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Equity I and Diversified Equity Funds.

     Please see the Fund's Statement of Additional Information for additional information about the FRIMCo Managers' compensation, other accounts managed by the FRIMCo Managers and the FRIMCo Managers' ownership of securities in the FRIC Funds.

     In the last fiscal year, the Fund did not pay FRIMCo any advisory fees. However, the Fund paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory and administrative fees paid by the Underlying Funds in which the Fund invests.


     In the last fiscal year, the annual rate of the advisory and administrative fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets of each Underlying Fund was: Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Emerging Markets Fund 1.16%, Tax-Managed Large Cap Fund 0.75% and Tax-Managed Mid & Small Cap Fund 0.94%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Fund is currently available in the Fund's Statement of Additional Information and will be available in the Fund's semi-annual report to shareholders covering the period ending April 30, 2005.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS


     Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.


     Each money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                      INVESTMENT OBJECTIVE AND INVESTMENT
                       STRATEGIES OF THE UNDERLYING FUNDS

     The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because the Fund invests in the Underlying Funds, investors in the Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).

     Each of the following Underlying Funds has a non-fundamental investment objective. This means that each Underlying Fund's investment objective may be changed by the Board of Trustees of an Underlying Fund without shareholder approval.

TAX-MANAGED LARGE CAP FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth on an after-tax basis.

       PRINCIPAL INVESTMENT STRATEGIES


         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in large capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. On December 31, 2004, the market capitalization of the US companies in the S&P 500 Index ranged from approximately $385 billion to $749 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another.

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after-tax basis.


         The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

         The Fund is designed for long-term investors who seek to reduce the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

         The Fund intends to manage its taxable distributions to shareholders in two ways:

            - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

            - Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money managers believe it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price.

         If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

         The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

         When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

INTERNATIONAL SECURITIES FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies.


         The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.



         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.



         The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.



         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.


TAX-MANAGED MID & SMALL CAP FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth on an after tax basis.

       PRINCIPAL INVESTMENT STRATEGIES

         The Tax-Managed Mid & Small Cap Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in medium and small capitalization US companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $68.7 billion to $177.9 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund may invest a limited amount in non-US firms from time to time.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.



         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another, and attempts to choose money managers and allocate portfolio holdings to money managers in a way which is expected to help the Fund to provide long-term capital growth on an after tax basis.


         The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to the tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

         The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

         The Fund intends to manage its taxable distributions to shareholders in two ways:

            - First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

            - Second, the Fund attempts to manage its realization of capital gains and to offset such realization with capital losses where the money managers believe it is appropriate. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

         If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

         The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

         When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

QUANTITATIVE EQUITY FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $520 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


         The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects and may include both growth and value securities.


         Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities it believes most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

         The Fund's money managers typically use a variety of quantitative models and techniques to rank the relative attractiveness of the securities. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

EMERGING MARKETS FUND

       NON-FUNDAMENTAL INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in Emerging Market Companies. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least ten different emerging market countries.

         The Fund invests in common stocks, and to a limited extent in preferred stocks, of Emerging Market Companies and in depositary receipts which represent ownership of securities of non-US companies. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

         Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.


            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.



            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.


         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include country weightings, capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         From time to time, the Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction. The Fund may also occasionally invest in rights, warrants and convertible fixed-income securities.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                     RISKS

     An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following tables describe principal types of risks that the Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Underlying Funds as a whole. Please refer to the Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.

                                PRINCIPAL RISKS


        RISK ASSOCIATED WITH                             DESCRIPTION                                 RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------------
MULTI-MANAGER APPROACH                 The investment styles employed by a Fund's money  The Fund managers may not be complementary. The interplay  (All Underlying Funds)
                                       of the various strategies employed by a Fund's
                                       multiple money managers may result in a Fund
                                       holding a concentration of certain types of
                                       securities. This concentration may be beneficial
                                       or detrimental to a Fund's performance depending
                                       upon the performance of those securities and the
                                       overall economic environment. The money managers
                                       selected for a Fund may underperform the market
                                       generally or other money managers that could
                                       have been selected for that Fund. The
                                       multi-manager approach could increase a Fund's
                                       portfolio turnover rates, realization of capital
                                       gains or losses, brokerage commissions and other
                                       transaction costs.

TAX-SENSITIVE MANAGEMENT               A Fund's tax-managed equity investment strategy   The Fund
                                       may provide a lower return before consideration   (Underlying Funds:
                                       of federal income tax consequences than other     Tax-Managed Large Cap
                                       mutual funds that are not tax-managed. A          Tax-Managed Mid & Small Cap)
                                       tax-sensitive investment strategy involves
                                       active management and a Fund may, at times, take
                                       steps to postpone the realization of capital
                                       gains that other mutual funds that are not
                                       tax-managed may not. This may lead to a
                                       difference in pre-tax returns. At times, it may
                                       also be impossible to implement the tax-managed
                                       strategy if, for example, a Fund does not have
                                       any capital losses to offset capital gains.

     - Use of Multi-Managers in a      A tax-managed Fund which also uses a              The Fund
       Tax-Sensitive Fund              multi-manager approach is subject to unique       (Underlying Funds:
                                       risks. Money managers with distinct and           Tax-Managed Large Cap
                                       different investment approaches are selected in   Tax-Managed Mid & Small Cap)
                                       an attempt to reduce overlap in holdings across
                                       money managers and reduce the instance of wash
                                       sales. However, if this does not occur, the
                                       ability of the Fund to achieve its investment
                                       objective may be impacted.

        RISK ASSOCIATED WITH                             DESCRIPTION                                 RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------------
     - Large Redemptions and Long      If large shareholder redemptions occur            The Fund
       Portfolio Holding Periods in a  unexpectedly, a Fund could be required to sell    (Underlying Funds:
       Tax-Sensitive Fund              portfolio securities resulting in its             Tax-Managed Large Cap
                                       realization of net capital gains. If a Fund       Tax-Managed Mid & Small Cap)
                                       holds individual securities that have
                                       significantly appreciated over a long period of
                                       time it may be difficult for the Fund to sell
                                       them without realizing net capital gains. The
                                       realization of such capital gains could prevent
                                       the Fund from meeting its investment objective.

EQUITY SECURITIES

     - Common Stocks                   The value of common stocks will rise and fall in  The Fund
                                       response to the activities of the company that    (All Underlying Funds)
                                       issued the stock, general market conditions
                                       and/or economic conditions. If an issuer is
                                       liquidated or declares bankruptcy, the claims of
                                       owners of bonds will take precedence over the
                                       claims of owners of common stocks.

     - Value Stocks                    Investments in value stocks are subject to the    The Fund
                                       risks of common stocks, as well as the risks      (Underlying Funds:
                                       that (i) their intrinsic values may never be      Tax-Managed Large Cap
                                       realized by the market or (ii) such stock may     International Securities
                                       turn out not to have been undervalued.            Emerging Markets)

     - Growth Stocks                   Investments in growth stocks are subject to the   The Fund
                                       risks of common stocks. Growth company stocks     (Underlying Funds:
                                       generally provide minimal dividends which could   Tax-Managed Large Cap
                                       otherwise cushion stock prices in a market        International Securities
                                       decline. The value of growth company stocks may   Emerging Markets)
                                       rise and fall significantly based, in part, on
                                       investors' perceptions of the company, rather
                                       than on fundamental analysis of the stocks.

     - Market-Oriented Investments     Market-oriented investments are subject to the    The Fund
                                       risks of common stocks, as well as the risks      (Underlying Funds:
                                       associated with growth and value stocks.          Quantitative Equity
                                                                                         International Securities
                                                                                         Emerging Markets
                                                                                         Tax-Managed Large Cap
                                                                                         Tax-Managed Mid & Small Cap)

     - Securities of Small             Investments in securities of small                The Fund
       Capitalization Companies        capitalization companies are subject to the       (Underlying Fund:
                                       risks of common stocks. Investments in smaller    Tax-Managed Mid & Small Cap)
                                       companies may involve greater risks because
                                       these companies generally have a limited track
                                       record. Smaller companies often have narrower
                                       markets and more limited managerial and
                                       financial resources than larger, more
                                       established companies. As a result, their
                                       performance can be more volatile, which may
                                       increase the volatility of a Fund's portfolio.

        RISK ASSOCIATED WITH                             DESCRIPTION                                 RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------------
     - Preferred Stocks                Investments in preferred stocks are subject to    The Fund
                                       the risks of common stocks, as well as the risk   (Underlying Funds:
                                       that interest rates will rise and make the fixed  Emerging Markets
                                       dividend feature, if any, less appealing to       International Securities)
                                       investors. Preferred stock does not usually have
                                       voting rights.

INTERNATIONAL SECURITIES               A Fund's return and net asset value may be        The Fund
                                       significantly affected by political or economic   (Underlying Funds:
                                       conditions and regulatory requirements in a       International Securities
                                       particular country. Non-US markets, economies     Emerging Markets)
                                       and political systems may be less stable than US
                                       markets, and changes in exchange rates of
                                       foreign currencies can affect the value of a
                                       Fund's foreign assets. Non-US laws and
                                       accounting standards typically are not as
                                       comprehensive as they are in the US and there
                                       may be less public information available about
                                       foreign companies. Non-US securities markets may
                                       be less liquid and have fewer transactions than
                                       US securities markets. Additionally,
                                       international markets may experience delays and
                                       disruptions in securities settlement procedures
                                       for a Fund's portfolio securities.

     - Emerging Market Countries       Investments in emerging or developing markets     The Fund
                                       involve exposure to economic structures that are  (Underlying Fund:
                                       generally less diverse and mature, and to         Emerging Markets)
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

DEPOSITARY RECEIPTS                    Depositary receipts are securities traded on a    The Fund
                                       local stock exchange that represent interests in  (Underlying Fund:
                                       securities issued by a foreign publicly-listed    International Securities
                                       company. They may be affected by the risks        Emerging Markets)
                                       associated with international securities, such
                                       as changes in political or economic conditions
                                       of other countries and changes in the exchange
                                       rates of foreign currencies. The value of
                                       depositary receipts will rise and fall in
                                       response to the activities of the company that
                                       issued the securities represented by the
                                       depositary receipts, general market conditions
                                       and/or economic conditions. Also, if there is a
                                       rise in demand for the underlying security and
                                       it becomes less available to the market, the
                                       price of the depositary receipt may rise,
                                       causing the Fund to pay a premium in order to
                                       obtain the desired depositary receipt.

        RISK ASSOCIATED WITH                             DESCRIPTION                                 RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------------
                                                       ADDITIONAL RISKS

EXPOSING CASH RESERVES TO EQUITY       By exposing its cash reserves to an equity        (All Underlying Funds)
MARKETS                                market by purchasing equity securities and/or
                                       derivatives, a Fund's performance tends to
                                       correlate more closely to the performance of
                                       that market as a whole. However, the market
                                       performance of these instruments may not
                                       correlate precisely to the performance of a
                                       stock market. This approach increases a Fund's
                                       performance if the particular equity market
                                       rises and reduces a Fund's performance if the
                                       particular equity market declines.

EMERGING MARKET COUNTRIES              Investments in emerging or developing markets     The Fund
                                       involve exposure to economic structures that are  (Underlying Fund:
                                       generally less diverse and mature, and to         International Securities)
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

ILLIQUID SECURITIES                    An illiquid security is one without an active     The Fund
                                       secondary market, making it difficult for an      (Underlying Funds:
                                       owner of the security to sell it. A Fund with an  Emerging Markets
                                       investment in an illiquid security may not be     Tax-Managed Mid & Small Cap)
                                       able to sell the security quickly and at a fair
                                       price, which could cause the Fund to realize
                                       losses on the security if the security is sold
                                       at a price lower than that at which it had been
                                       valued. An illiquid security may also have large
                                       price volatility.

USE OF MODELS                          Models are constructed with the expectation that  The Fund
                                       they will be predictive of positive excess        (Underlying Fund:
                                       returns over the long term, but are not likely    Quantitative Equity)
                                       to be consistently predictive of positive excess
                                       returns over the short term. This may cause a
                                       Fund's short-term investment performance to vary
                                       significantly from the long-term performance
                                       predicted by the models used for investment
                                       purposes.

SECURITIES LENDING                     If a borrower of a Fund's securities fails        The Fund
                                       financially, the Fund's recovery of the loaned    (All Underlying Funds)
                                       securities may be delayed or the Fund may lose
                                       its rights to the collateral which could result
                                       in a loss to a Fund.

                               PORTFOLIO TURNOVER


     The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund (or for another Underlying Fund) is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are available in the Financial Highlights tables in the Prospectuses of the Underlying Funds.


                              PORTFOLIO DISCLOSURE

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Fund on an annual basis, with payment being made in mid-December.

CAPITAL GAINS DISTRIBUTIONS


     The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by the Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


     In addition, the Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.

BUYING A DIVIDEND

     If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." The Fund is not designed for tax-deferred investment vehicles, but unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check the Fund's distribution dates before you invest.

AUTOMATIC REINVESTMENT

     Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

     In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


     If you are an individual investor, a portion of the dividends you receive from the Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains and, in many cases, distributions from non-US corporations.


     When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

     The Fund makes no representation as to the amount or variability of the Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.


     Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and short-term capital gains earned by the Fund. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.


     If you are a corporate shareholder, a portion of the dividends you receive from the Fund may qualify for the corporate dividends received deduction.


     Although the Tax-Managed Large Cap and the Tax-Managed Mid & Small Cap Funds consider the tax consequences of portfolio trading activity during a particular year, the realization of capital gains is not entirely within either the Underlying Fund's or their money managers' control. Shareholder purchase and redemption activity, as well as the Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund may vary considerably from year to year.


     By law, the Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

     Additional information on these and other tax matters relating to the Fund and its shareholders are included in the section entitled "Taxes" in the Fund's Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE

     The net asset value per share is calculated for Shares of each Class of the Fund on each business day on which Shares are offered or redemption orders are tendered. For the Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. The Fund and each Underlying Fund determine net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of the Fund's assets (i.e., the shares of the Underlying Funds at that day's net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Fund or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.


VALUATION OF PORTFOLIO SECURITIES

     The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.


     The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.


     Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

     - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

     - US over-the-counter equities: Official closing price; last bid price if no closing price;

     - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     - Listed ADRs/GDRs:  Last sale price; last bid price if no sales;

     - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

     - Futures:  Settlement price.


     If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.



     This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.


     Because foreign securities can trade on non-business days, the net asset value of an Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

              DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS
                    AND PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Fund offers multiple Classes of Shares in this Prospectus: Class C, Class E and Class S Shares.

     CLASS C SHARES participate in the Fund's Rule 12b-1 distribution plan and in its shareholder servicing plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C Shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the Fund, and the distribution fee may cost an investor more than paying other types of sales charges.

     CLASS E SHARES participate in the Fund's shareholder servicing plan. Under the shareholder servicing plan, the Fund's Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Fund's Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Fund.

     CLASS S SHARES participate in neither the Fund's distribution plan nor the Fund's shareholder services plan.


     Financial Intermediaries may receive distribution compensation and/or shareholder servicing compensation from the Funds' Distributor with respect to Class C Shares and Class E Shares of the Fund pursuant to the Fund's Rule 12b-1 distribution plan and the Fund's shareholder servicing plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus. The Fund's fees and expenses in that table also reflect payments by the Funds to Financial Intermediaries for providing transaction processing, account setup, account maintenance services and/or account consolidation.


     In addition to the foregoing payments, FRIMCo or the Fund's Distributor may make cash payments, from its own resources, to key Financial Intermediaries who support the sale of fund shares (including those who may offer Fund shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund shares held through a particular Financial Intermediary increases. Because these payments are not made by the Fund, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.


     FRIMCo or the Fund's Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.


     To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, FRIMCo also offers them a range of complimentary software tools and educational services. FRIMCo provides such tools and services from its own resources.

     Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Fund, the Fund's Distributor or FRIMCo.

                             HOW TO PURCHASE SHARES


     Unless you are eligible to participate in a Russell employee investment program, shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.


     There is currently no required minimum initial investment for the Fund. However, the Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.


     If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to FRIMCo, the Fund's Distributor or the Fund. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.


     You may purchase Shares through a Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Fund will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.


     All purchases must be made in US dollars. Checks must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. The Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Fund of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Fund, may settle trades on the third business day following receipt by the Fund of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Fund (i.e. any difference in net asset value between the trade date and the settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.


     CUSTOMER IDENTIFICATION PROGRAM: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Fund, the Fund or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Fund to identify you. If the Fund or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

OFFERING DATES AND TIMES

     Orders must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by FRIMCo to receive and accept orders for the purchase and redemption of shares of the Fund. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

ORDER AND PAYMENT PROCEDURES

     Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Fund.

AUTOMATED INVESTMENT PROGRAM


     If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within US financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.


                               EXCHANGE PRIVILEGE

HOW TO EXCHANGE SHARES

     Through your Financial Intermediary you may exchange Shares you own in one FRIC Fund for Shares of any other FRIC Fund on the basis of the current net asset value per share at the time of the exchange. Shares of the Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

     Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information.

SYSTEMATIC EXCHANGE PROGRAM

     The Fund does not offer a systematic exchange program in view of its portfolio management strategy.

                          RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS


     The Fund discourages frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, the Fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in the Fund's best interests. In the event that the Fund rejects or cancels an exchange request, the Fund will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. Additionally, because short-term investments are inconsistent with the Fund's long-term strategy, the Fund will apply its general right to reject any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions are, in the opinion of the Fund, inconsistent with the Fund's strategy. The Fund's frequent trading policies have been approved by the Fund's Board of Trustees.

FREQUENT TRADING POLICIES AND LIMITATIONS ON TRADING ACTIVITY

     Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Fund. Do not invest in the Fund if you are a frequent trader or a market-timer. The Fund is intended for long-term investors.

     The Fund, subject to the limitations described below, takes steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

     The Fund monitors for redemptions made within 60 days of purchase on a "first-in, first-out" basis.

     If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Fund will take the following steps:

     - Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.

     - If a potential impermissible frequent trading pattern has been identified, the Fund will contact the Financial Intermediary to remind that Financial Intermediary of the Fund's frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Fund will exercise its right to restrict, reject or cancel purchase and exchange orders.

     - The Fund will continue to monitor trading activity in the account and if a third round trip is detected, the Fund will again contact the Financial Intermediary to remind that Financial Intermediary of the Fund's frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Fund will exercise its right to restrict, reject or cancel purchase and exchange orders.

     - The Fund will continue to monitor trading activity in the account and if another round trip occurs, the Fund will generally exercise its right to restrict, reject or cancel all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Fund may not be in the best interest of the Fund or its shareholders, the Fund will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

     The Fund, through its agents, will use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders as described above.

     These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Fund's ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.


     The Fund will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Fund to detect and curtail frequent trading practices for a significant percentage of the Fund's shareholders, depending on the structure of the Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Fund considers the information available to it at the time and reserves the right to consider trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.


     Currently, FRIC Funds that have principal investment strategies to invest in fixed income securities are not considered to have the same risks associated with frequent trading as equity funds. However, these Funds or their agents will take the steps described above to curtail any frequent trading activity that is identified.

RISKS OF FREQUENT TRADING

     Short-term or excessive trading into and out of the Fund may harm the Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of the Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Fund uses hedging strategies to ensure that it is fully invested, maintenance of a higher level of cash balances would not decrease the Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

     Additionally, to the extent that the Fund invests significantly Underlying Funds that invest in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Fund that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that the Underlying Funds do not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

     Because certain small cap equity securities may be traded infrequently, to the extent that the Fund invests in Underlying Funds that invest significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than Funds which invest in Underlying Funds that invest in highly liquid securities, in part because the Underlying Funds may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

LIMITATIONS ON THE ABILITY TO DETECT AND CURTAIL FREQUENT TRADING

     The Fund will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

     - Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent frequent trading, there is no guarantee that the Fund or its agents will be able to identify each such shareholder or curtail their trading practices.

     - The ability of the Fund and its agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.

     - The Fund also generally receives purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.

     - Omnibus account arrangements are common forms of holding Fund shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with the Fund. Generally, in these circumstances, the identities of individual shareholders are not known to the Fund.

     The Underlying Funds have similar frequent trading policies. Please see the Prospectuses of the Underlying Funds for further information.

                              HOW TO REDEEM SHARES

     Shares may be redeemed through your Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Fund will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

REDEMPTION DATES AND TIMES

     Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

SYSTEMATIC WITHDRAWAL PROGRAM

     The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.

                         PAYMENT OF REDEMPTION PROCEEDS

     Payment will ordinarily be made within seven days of receipt of your request in proper form. The Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.


     Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Fund receives a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after the Fund receives your redemption request in proper form or (b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after the Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Fund will always charge a fee when sending an international wire transfer. The Fund reserves the right to charge a fee when sending a domestic wire transfer for redemptions. The Fund does not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to US financial institutions that are members of the Federal Reserve System.


                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

WRITTEN INSTRUCTIONS

     The Fund requires that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Fund to insure proper form. Generally, your instructions must include:

     - The Fund name and account number

     - Details related to the transaction including type and amount

     - Signatures of all owners exactly as registered on the account

     - Any supporting legal documentation that may be required

RESPONSIBILITY FOR FRAUD


     Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Fund or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

SIGNATURE GUARANTEE

     The Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Fund will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

REDEMPTION IN-KIND


     The Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


UNCASHED CHECKS

     Please make sure you promptly cash checks issued to you by the Fund. If you do not cash a dividend, distribution, or redemption check, the Fund will act to protect itself and you. This may include restricting certain activities in your account until the Fund is sure that it has a valid address for you. After 180 days, the Fund will no longer honor the issued check and, after attempts to locate you, the Fund will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REGISTRATION OF FUND ACCOUNTS

     Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Fund held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, the Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Fund, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                              FINANCIAL HIGHLIGHTS

     The following financial highlights table is intended to help you understand the Fund's financial performance for at least the past 60 months (or, if the Fund or Class has not been in operation for 60 months, since the beginning of operations for the Fund or that Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in the Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

     The information in the following tables presents the Financial Highlights for the Fund's Class C and Class S Shares for the periods shown. No Class E Shares of the Fund were issued during the periods shown.

TAX MANAGED GLOBAL EQUITY FUND--CLASS C SHARES


                                                                   FISCAL YEAR ENDED OCTOBER 31,
                                                           ---------------------------------------------
                                                            2004      2003      2002      2001    2000*
                                                           -------   -------   -------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $  7.61   $  6.15   $  7.29   $ 9.73   $10.00
                                                           -------   -------   -------   ------   ------
INCOME FROM OPERATIONS
  Net investment income (loss) (a)(b)....................     (.02)     (.02)     (.05)    (.06)    (.06)
  Net realized and unrealized gain (loss)................      .86      1.48     (1.03)   (2.38)    (.19)
                                                           -------   -------   -------   ------   ------
     Total income from operations........................      .84      1.46     (1.08)   (2.44)    (.25)
                                                           -------   -------   -------   ------   ------
DISTRIBUTIONS
  From net investment income.............................     (.01)       --        --       --     (.02)
  From net realized gain.................................       --        --      (.06)      --       --
                                                           -------   -------   -------   ------   ------
     Total distributions.................................     (.01)       --      (.06)      --     (.02)
                                                           -------   -------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD...........................  $  8.44   $  7.61   $  6.15   $ 7.29   $ 9.73
                                                           =======   =======   =======   ======   ======
TOTAL RETURN (%)(c)......................................    10.99     23.74    (14.94)  (25.08)   (2.55)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...............  $12,766   $11,523   $10,130   $8,104   $7,133
  Ratios to average net assets (%):
     Operating expenses, net (d)(f)......................     1.00      1.00      1.00     1.00     1.00
     Operating expenses, gross (d)(e)....................     1.58      1.72      1.64     1.77     3.08
     Net investment income (loss) (c)(f).................     (.19)     (.25)     (.68)    (.73)    (.68)
  Portfolio turnover rate (%)(c).........................    21.28     59.50     52.55    30.55    44.04


  *   For the period January 31, 2000 (commencement of sale) to October 31,
      2000.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds, including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to Underlying Funds.

TAX MANAGED GLOBAL EQUITY FUND--CLASS S SHARES


                                                                  FISCAL YEAR ENDED OCTOBER 31,
                                                         -----------------------------------------------
                                                          2004      2003      2002      2001      2000*
                                                         -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...................  $  7.80   $  6.27   $  7.38   $  9.77   $ 10.00
                                                         -------   -------   -------   -------   -------
INCOME FROM OPERATIONS
  Net investment income (a)(b).........................      .07       .05       .03       .02       .01
  Net realized and unrealized gain (loss)..............      .87      1.52     (1.06)    (2.39)     (.22)
                                                         -------   -------   -------   -------   -------
     Total income from operations......................      .94      1.57     (1.03)    (2.37)     (.21)
                                                         -------   -------   -------   -------   -------
DISTRIBUTIONS
  From net investment income...........................     (.07)     (.04)     (.02)     (.02)     (.02)
  From net realized gain...............................       --        --      (.06)       --        --
                                                         -------   -------   -------   -------   -------
     Total distributions...............................     (.07)     (.04)     (.08)     (.02)     (.02)
                                                         -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.........................  $  8.67   $  7.80   $  6.27   $  7.38   $  9.77
                                                         =======   =======   =======   =======   =======
TOTAL RETURN (%)(c)....................................    12.14     25.09    (14.10)   (24.27)    (2.12)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).............  $34,708   $32,861   $29,968   $34,661   $26,802
  Ratios to average net assets (%):
     Operating expenses, net (d)(f)....................       --        --        --        --        --
     Operating expenses, gross (d)(e)..................      .58       .72       .64       .77      2.08
     Net investment income (c)(f)......................      .87       .77       .39       .29       .06
  Portfolio turnover rate (%)(c).......................    21.28     59.50     52.55     30.55     44.04


  *   For the period February 1, 2000 (commencement of sale) to October 31,
      2000.
  (a) Average month-end shares outstanding were used for this calculation.
  (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
  (c) Periods less than one year are not annualized.
  (d) The ratios for periods less than one year are annualized.

  (e) The calculation reflects those expenses charged directly to the Funds, including those fees of the Funds pushed down to the Underlying Funds.


  (f) Reflects amounts waived by the investment advisor. Expenses are shown net of those expenses pushed down to Underlying Funds.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

     This section identifies the money managers for the Underlying Funds in which the Fund invests. The Underlying Funds may engage or terminate a money manager at any time, subject to the approval of the Underlying Funds' Board of Trustees, without a shareholder vote. A complete list of current money managers for the Underlying Funds can also be found at www.Russell.com.

                           TAX-MANAGED LARGE CAP FUND

     Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the
       Stars, 2nd Floor, Los Angeles, CA 90067-4216.

     John A. Levin & Co., Inc., One Rockefeller Plaza, 25th Floor, New York, NY
       10020.

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 13th Floor, New
       York, NY 10036.

     Sands Capital Management, Inc., 1001 -- 19th Street North, Suite 1450,
       Arlington, VA 22209.

                         INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY
       10022.

     Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT
       06863-6378.

     Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
       Angeles, CA 90025-3384.

     Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
       02109-3614.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
       Wilmington, DE 19801-1165.

     Mondrian Investment Partners Limited, 80 Cheapside, 3rd Floor, London EC2V
       6EE England.

     Oechsle International Advisors, LLC, One International Place, 23rd Floor,
       Boston, MA 02110.


     The Boston Company Asset Management, LLC, Mellon Financial Center One
       Boston Place, 14th Floor, Boston, MA 02108-4408.


                        TAX-MANAGED MID & SMALL CAP FUND

     Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA
       19312-2412.

     Netols Asset Management, Inc., 1045 West Glen Oaks Lane Suite 201, Mequon,
       WI 53092.

     Parametric Portfolio Associates LLC, 1151 Fairview Avenue North, Seattle,
       WA 98109-4418.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312.

     Westcap Investors, LLC, 11111 Santa Monica Blvd., Suite 820, Los Angeles,
       CA 90025.

                            QUANTITATIVE EQUITY FUND

     Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor,
       Philadelphia, PA 19102.


     Franklin Portfolio Associates, LLC, One Boston Place, 29th Floor, Boston,
       MA 02108.

     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.


     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

                             EMERGING MARKETS FUND

     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

     Arrowstreet Capital, Limited Partnership, 44 Brattle Street, 5th Floor,
       Cambridge MA 02138.

     Genesis Asset Managers LLP, P.O. Box 466 Barclays Court, Les Echelons, St.
       Peter Port, Guernsey, GY1 6AW Channel Islands.

     T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202-1009.

     Wells Capital Management Inc., 525 Market Street, 10th Floor, San
       Francisco, CA 94105.

     WHEN CONSIDERING AN INVESTMENT IN THE FUND, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. THE FUND HAS NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUND. THE FUND MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUND OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund.

The annual report for the Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI of the Fund and the Underlying Funds, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Fund at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA 98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495

The Fund's and the Underlying Funds' SAI and annual and semiannual reports to shareholders are available, free of charge, on the Fund's Web site at www.russell.com.

You can review and copy information about the Fund and the Underlying Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
   CLASS C, E AND S SHARES:
   Tax-Managed Global Equity Fund

                                    Distributor: Russell Fund Distributors, Inc.
                        Frank Russell Investment Company's SEC File No. 811-3153
   (RUSSELL LOGO)                                               36-08-084 (0305)

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                            TELEPHONE 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION
                                 FUNDS OF FUNDS

                                  MARCH 1, 2005

      Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

      This Statement of Additional Information ("Statement") is not a Prospectus; this Statement should be read in conjunction with the Funds of Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

      Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

      This Statement incorporates by reference the Funds of Funds' Annual Reports to Shareholders for the year ended October 31, 2004. Copies of the Funds of Funds' Annual Reports accompany this Statement. This Statement also incorporates by reference the Underlying Funds' Annual Reports to Shareholders for the year ended October 31, 2004. Copies of the Underlying Funds' Annual Reports are available free of charge by calling Russell Investment Services at the above number.

      This Statement describes the Class A, Class C, Class D, Class E and Class S of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds (collectively, the "LifePoints Funds"), and the Class C, Class E and Class S Shares of the Tax-Managed Global Equity Fund (together with the LifePoints Funds, the "Funds of Funds"), each of which invests in different combinations of other funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.


         FUND                    INCEPTION DATE          PROSPECTUS DATE
--------------------------       --------------          ---------------
Equity Aggressive Strategy       September 30, 1997      March 1, 2005
Aggressive Strategy              September 16, 1997      March 1, 2005
Balanced Strategy                September 16, 1997      March 1, 2005
Moderate Strategy                October 2, 1997         March 1, 2005
Conservative Strategy            November 7, 1997        March 1, 2005
Tax-Managed Global Equity        February 1, 2000        March 1, 2005

The Underlying Funds in which the Funds of Funds currently invest commenced operations on the dates indicated below:


            FUND                         INCEPTION DATE
----------------------------------      ------------------
Diversified Equity Fund                 September 5, 1985
Special Growth Fund                     September 5, 1985
Quantitative Equity Fund                May 15, 1987
International Securities Fund           September 5, 1985
Diversified Bond Fund                   September 5, 1985
Short Duration Bond Fund*               October 30, 1981
Multistrategy Bond Fund                 January 29, 1993
Real Estate Securities Fund             July 28, 1989
Emerging Markets Fund                   January 29, 1993
Tax-Managed Large Cap Fund              October 7, 1996
Tax-Managed Mid & Small Cap Fund**      December 1, 1999


* On September 15, 2004, the Short Term Bond Fund was renamed the Short Duration Bond Fund.





** On or about March 1, 2002, the Tax-Managed Small Cap Fund was renamed the Tax-Managed Mid & Small Cap Fund.

                                TABLE OF CONTENTS

         CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION
                           ARE DEFINED IN THE GLOSSARY


STRUCTURE AND GOVERNANCE..........................................................      1
    ORGANIZATION AND BUSINESS HISTORY.............................................      1
    SHAREHOLDER MEETINGS..........................................................      1
    CONTROLLING SHAREHOLDERS......................................................      2
    TRUSTEES AND OFFICERS.........................................................      4
OPERATION OF FRIC.................................................................     11
    SERVICE PROVIDERS.............................................................     11
    CONSULTANT....................................................................     11
    ADVISOR AND ADMINISTRATOR.....................................................     12
    PORTFOLIO MANAGERS............................................................     14
    MONEY MANAGERS................................................................     15
    APPROVAL OF INVESTMENT ADVISORY AGREEMENT.....................................     15
    DISTRIBUTOR...................................................................     17
    CUSTODIAN AND PORTFOLIO ACCOUNTANT............................................     17
    TRANSFER AND DIVIDEND DISBURSING AGENT........................................     18
    ORDER PLACEMENT DESIGNEES.....................................................     18
    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................     18
    CODES OF ETHICS...............................................................     18
    PLAN PURSUANT TO RULE 18f-3...................................................     21
    DISTRIBUTION PLAN.............................................................     22
    SHAREHOLDER SERVICES PLAN.....................................................     23
    UNDERLYING FUND EXPENSES......................................................     24
    FUND OF FUNDS OPERATING EXPENSES..............................................     24
    PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES.....................     24
    SALES CHARGE WAIVERS AND REDUCTIONS...........................................     25
    VALUATION OF THE FUND OF FUNDS SHARES.........................................     26
    PRICING OF SECURITIES.........................................................     27
    PROXY VOTING POLICIES AND PROCEDURES..........................................     27
    PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS................................     27
    PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS.....     28
    DISCLOSURE OF PORTFOLIO HOLDINGS..............................................     28
    BROKERAGE ALLOCATIONS.........................................................     29
    BROKERAGE COMMISSIONS.........................................................     30
    YIELD AND TOTAL RETURN QUOTATIONS.............................................     30
INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS.............     32
    INVESTMENT RESTRICTIONS.......................................................     32
INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS......................     33
INVESTMENTS OF THE UNDERLYING FUNDS...............................................     41
TAXES.............................................................................     60
MONEY MANAGER INFORMATION FOR THE UNDERLYING FUNDS................................     63
RATINGS OF DEBT INSTRUMENTS.......................................................     67
FINANCIAL STATEMENTS..............................................................     71
GLOSSARY..........................................................................     72

                            STRUCTURE AND GOVERNANCE

      ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

      FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds of Funds is nondiversified.

      FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares only to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

      FRIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Each of the Funds of Funds described in this Statement, other than the Tax-Managed Global Equity Fund, which only offers Shares of beneficial interest in the Class C, Class E and Class S Shares, offers Shares of beneficial interest in the Class A, Class C, Class D, Class E and Class S Shares. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class A and Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, "Shares" in this Statement refers to the Class A, Class C, Class D, Class E and Class S Shares of the Lifepoints Funds and Class C, Class E and Class S Shares of the Tax-Managed Global Equity Fund.

      Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

      Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

      SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

      CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

      At January 31, 2005, the following shareholders owned 5% or more of any Class of any Fund of Funds' Shares:





AGGRESSIVE STRATEGY FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.08%, record.



AGGRESSIVE STRATEGY FUND - CLASS D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 77.56%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 11.92%, record.



AGGRESSIVE STRATEGY FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.93%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 16.57%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 16.52%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 9.41%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.75%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.32%, record.



AGGRESSIVE STRATEGY FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.46%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.41%, record.



BALANCED STRATEGY FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.85%, record.



BALANCED STRATEGY FUND - CLASS D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 77.13%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.03%, record.



BALANCED STRATEGY FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.11%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 16.83%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 15.44%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 13.00%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 10.62%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.59%, record.



BALANCED STRATEGY FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 19.75%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.55%, record.



CONSERVATIVE STRATEGY FUND - CLASS A - NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 14.11%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 7.18%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 5.02%, record.

CONSERVATIVE STRATEGY FUND - CLASS D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 76.50%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 14.26%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 5.83%, record.



CONSERVATIVE STRATEGY FUND - CLASS E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 68.25%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.70%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 8.29%, record.



CONSERVATIVE STRATEGY FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.11%, record. EMJAYCO, FBO BAKEMARK INGREDIENTS, 401K PLAN # 351523, PO BOX 170910, MILWAUKEE WI 53217-0909, 6.03%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.49%, record.



EQUITY AGGRESSIVE STRATEGY FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 11.21%, record.



EQUITY AGGRESSIVE STRATEGY FUND - CLASS D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 72.34%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 8.96%, record.



EQUITY AGGRESSIVE STRATEGY FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 34.81%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.63%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 12.04%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 10.40%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.52%, record. MITRA & CO, ATTN EXP, 1000 N WATER ST TR 14, MILLWAUKEE WI 53202-6648, 6.00%, record.



EQUITY AGGRESSIVE STRATEGY FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.41%, record.



MODERATE STRATEGY FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.19%, record.



MODERATE STRATEGY FUND - CLASS D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 78.29%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 14.61%, record.



MODERATE STRATEGY FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.36%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 21.38%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.20%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 10.77%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 10.43%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 9.49%, record.



MODERATE STRATEGY FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.80%, record.

      At January 31, 2005, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who "controls" a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.





AGGRESSIVE STRATEGY FUND - CLASS D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 77.56%, record.



AGGRESSIVE STRATEGY FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.93%, record.



BALANCED STRATEGY FUND - CLASS D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 77.13%, record.



BALANCED STRATEGY FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.11%, record.



CONSERVATIVE STRATEGY FUND - CLASS D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 76.50%, record.



CONSERVATIVE STRATEGY FUND - CLASS E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 68.25%, record.



CONSERVATIVE STRATEGY FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.11%, record.



EQUITY AGGRESSIVE STRATEGY FUND - CLASS D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 72.34%, record.



EQUITY AGGRESSIVE STRATEGY FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 34.81%, record.



EQUITY AGGRESSIVE STRATEGY FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.41%, record.



MODERATE STRATEGY FUND - CLASS D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 78.29%, record.


      For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.


      The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.


      TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are also four Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

      The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Ms. Kristianne Blake and Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy and Jonathan Fine, each of whom is an independent Trustee. For the fiscal year ending October 31, 2004, the Audit Committee held six meetings. FRIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.


      The primary functions of the Nominating and Governance Committee are to:
(1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ending October 31, 2004, the Nominating and Governance Committee held six meetings.



      FRIC paid $715,874 in the aggregate for the fiscal year ended October 31, 2004 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance, lead trustee and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. Effective November 1, 2004, the audit committee chairperson will receive an additional fee. FRIC's officers and employees are paid by FRIMCo or its affiliates.



      The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 39 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                      NO. OF
                                                                                                   PORTFOLIOS IN
                                POSITION(S)                                                           RUSSELL
                                 HELD WITH                                                             FUND            OTHER
                                 FUND AND                              PRINCIPAL OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
    NAME, AGE,                   LENGTH OF                                   DURING THE             OVERSEEN BY        HELD
     ADDRESS                    TIME SERVED      TERM OF OFFICE             PAST 5 YEARS              TRUSTEE       BY TRUSTEE
-----------------------        -------------    ----------------   ------------------------------- -------------   -------------
INTERESTED TRUSTEES
-----------------------        -------------    ----------------   ------------------------------- -------------   -------------
*Lynn L. Anderson,             Trustee since    Appointed until    -        Vice Chairman, FRC           39         Trustee,
Born April 22, 1939            1987             successor is       -        Chairman of the                         The SSgA
                                                duly elected and            Board, FRIC and RIF                     Funds
                                                qualified          -        CEO, Russell Fund                       (investment
909 A Street                                                                Distributors, Inc.                      company)
Tacoma, Washington                                                          (broker-dealer "RFD"))
98402-1616                                                         -        President and
                                                                            Chairman of the
                                                                            Board, SSgA Funds
                                                                            (investment company)
                                                                   -        Chairman of the
                                                                            Board, FRTC
                                                                   -        Until July 2004,
                                                                            Director, Frank
                                                                            Russell Investments
                                                                            (Ireland) Limited
                                                                            (Irish limited
                                                                            company) and Frank
                                                                            Russell Investments
                                                                            (Cayman) Ltd.
                                                                            (manager of variable
                                                                            capital investment
                                                                            companies)
                                                                   -        Until October 2002,
                                                                            President and CEO,
                                                                            FRIC and RIF
                                                                   -        Until January 2005,
                                                                            Chairman of the
                                                                            Board, RFD and FRIMCo
-----------------------        -------------    ----------------   -------------------------------  -----------    -------------
*Michael J.A. Phillips,        Trustee          Appointed until    -        Chairman of the              39           None
Born January 20, 1948          Since 2002       successor is                Board, FRC
                                                duly elected and   -        1990 - 2003,
                                                  qualified.                President, FRC
909 A Street                                                       -        1993 - 2003, CEO, FRC
Tacoma, Washington                                                 -        Trustee, FRIC and RIF
98402-1616                                                         -        Director, FRTC; Frank
                                                                            Russell Investments
                                                                            (Suisse) S.A. (global
                                                                            investment services);
                                                                            Frank Russell Company
                                                                            Limited (consultant
                                                                            to institutional
                                                                            investors in Europe
                                                                            and the UK)
                                                                   -        Chairman of the Board
                                                                            and President,
                                                                            Russell 20-20
                                                                            Association; and
                                                                            Frank Russell
                                                                            Investments
                                                                            (Delaware), Inc.
                                                                            (general partner in
                                                                            various limited
                                                                            partnerships
                                                                            ("FRIDI"))
                                                                   -        Until 2004, Director,
                                                                            Russell Investment
                                                                            Group Pty. Limited
                                                                            (consultant to
                                                                            superannuation funds
                                                                            in Australia); and
                                                                            Frank Russell Japan
                                                                            Co., Ltd. (consultant
                                                                            to institutional
                                                                            investors in Japan)
                                                                   -        Director, Harold
                                                                            LeMay Museum (classic
                                                                            car museum)
                                                                   -        Advisory board
                                                                            member, University of
                                                                            Washington, Tacoma
                                                                            (educational
                                                                            institution)

* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

                                 POSITION(S)                                                        NO. OF
                                  HELD WITH                                                     PORTFOLIOS IN
                                  FUND AND                                                       RUSSELL FUND         OTHER
                                  LENGTH OF                         PRINCIPAL OCCUPATION(S)        COMPLEX        DIRECTORSHIPS
                                    TIME                                  DURING THE             OVERSEEN BY          HELD
   NAME, AGE, ADDRESS              SERVED       TERM OF OFFICE            PAST 5 YEARS              TRUSTEE         BY TRUSTEE
------------------------         -----------   -----------------  ----------------------------  ---------------   --------------
INDEPENDENT TRUSTEES
------------------------         -----------   -----------------  ----------------------------  ---------------   --------------
Paul E. Anderson,                 Trustee      Appointed until    -   1996 to present,                 39              None
Born October 15, 1931            since 1984    successor is           President, Anderson
                                               duly                   Management Group LLC
                                               elected and            (private investments
909 A Street                                   qualified              consulting)
Tacoma, Washington
98402-1616
------------------------         -----------    ----------------  ----------------------------  ---------------   --------------
Kristianne Blake,                 Trustee      Appointed until    -   President,Kristianne             39         -  Trustee
Born January 22, 1954            since 2000    successor is           Gates Blake, P.S.                              WM Group
                                               duly                   (accounting services)                          of Funds
                                               elected and                                                           (investment
909 A Street                                   qualified                                                             company);
Tacoma, Washington                                                                                                -  Director,
98402-1616                                                                                                           Avista Corp
------------------------         -----------    ----------------  ----------------------------  ---------------   --------------
Daniel P. Connealy               Trustee       Appointed until    -   June 2004 to                     39         -  Director,
Born June 6, 1946                since         successor is           present, Senior Vice                           Gold Banc
                                 2003          duly                   President and Chief                            Corporation,
909 A Street                                   elected and            Financial Officer,                             Inc.
Tacoma, Washington                             qualified              Waddell & Reed
98402-1616                                                            Financial, Inc.
                                                                  -   2003, Retired
                                                                  -   2001 - 2003, Vice
                                                                      President and Chief
                                                                      Financial Officer,
                                                                      Janus Capital Group Inc.
                                                                  -   1979 - 2001, Audit
                                                                      and Accounting Partner,
                                                                      PricewaterhouseCoopers
                                                                      LLP
------------------------         -----------    ----------------  ----------------------------  ---------------   --------------
Jonathan Fine                    Trustee       Appointed until    -   President and Chief              39             None
Born July 8, 1954                since         successor is           Executive Officer,
                                 2004          duly                   United Way of King
909 A Street                                   elected and            County, WA
Tacoma, Washington                             qualified          -   1996 - 2000, Chief
98402-1616                                                            Executive Officer,
                                                                      Seattle/King County
                                                                      Chapter of the American
                                                                      Red Cross
------------------------         -----------    ----------------  ----------------------------  ---------------   --------------
Lee C. Gingrich,                  Trustee      Appointed until    -   Retired since 1995               39             None
Born October 6, 1930              since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
------------------------         -----------    ----------------  ----------------------------  ---------------   --------------
Raymond P. Tennison, Jr.          Trustee      Appointed until    -   Currently,President,             39             None
Born December 21, 1955            since 2000   successor is duly      Simpson Investment
                                               elected and            Company and several
909 A Street                                   qualified              additional subsidiary
Tacoma, Washington                                                    companies, including
98402-1616                                                            Simpson Timber Company,
                                                                      Simpson Paper Company
                                                                      and Simpson Tacoma
                                                                      Kraft Company
------------------------         -----------    ----------------  ----------------------------  ---------------   --------------
Julie W. Weston,                  Trustee      Appointed until    -   Retired since 2000               39             None

Born October 2, 1943              since 2002   successor is       -   1987 to 2000,
909 A Street                                   duly                   Arbitrator,
Tacoma, Washington                             elected and            The American Arbitration
98402-1616                                     qualified              Association Commercial
                                                                      Panel
                                                                  -   1995 to 1999,
                                                                      Hearing
                                                                      Officer, University of
                                                                      Washington
                                                                  -   1987 to 2002,
                                                                      Director, Smith Barney
                                                                      Fundamental Value Fund


                                 POSITION(S)                                                        NO. OF
                                  HELD WITH                                                     PORTFOLIOS IN
                                  FUND AND                                                       RUSSELL FUND         OTHER
                                  LENGTH OF                         PRINCIPAL OCCUPATION(S)        COMPLEX        DIRECTORSHIPS
                                    TIME                                  DURING THE             OVERSEEN BY          HELD
   NAME, AGE, ADDRESS              SERVED       TERM OF OFFICE            PAST 5 YEARS              TRUSTEE         BY TRUSTEE
------------------------        ------------   -----------------  ----------------------------  ---------------   --------------
 TRUSTEES EMERITUS
------------------------        ------------   -----------------  ----------------------------  ---------------   --------------
*George F. Russell, Jr.,         Trustee       Until resignation   -       Director Emeritus,         39             None
Born July 3, 1932                Emeritus and  or removal                  Frank Russell
                                 Chairman                                  Company
909 A Street                     Emeritus                                  (investment
Tacoma, Washington               since 1999                                consultant to
98402-1616                                                                 institutional
                                                                           investors
                                                                           ("FRC")); and
                                                                           FRIMCo
                                                                  -        Chairman Emeritus,
                                                                           FRIC and RIF;
                                                                           Frank Russell
                                                                           Securities, Inc.
                                                                           (broker-dealer and
                                                                           investment advisor
                                                                           ("FRS")); Russell
                                                                           20-20 Association
                                                                           (non-profit
                                                                           corporation); and
                                                                           Frank Russell
                                                                           Trust Company
                                                                           (non-depository
                                                                           trust company
                                                                           ("FRTC"))
                                                                  -        Chairman, Sunshine
                                                                           Management
                                                                           Services, LLC
                                                                           (investment
                                                                           advisor)
------------------------        ------------   -----------------  ----------------------------  ---------------   --------------
Paul Anton, Ph.D.,              Trustee        Five year term     -        Retired since 1997         39             None
Born December 1, 1919           Emeritus
                                since 2003                        -        Trustee of FRIC
                                                                           and RIF
909 A Street                                                               Until 2002
Tacoma, Washington
98402-1616
------------------------        ------------   -----------------  ----------------------------  ---------------   --------------
William E. Baxter,              Trustee        Five year term     -        Retired since 1986         39             None
Born June 8, 1925               Emeritus
                                since 2004                        -        Trustee of FRIC
                                                                           and RIF
909 A Street                                                               Until 2004
Tacoma, Washington
98402-1616
------------------------        ------------   -----------------  ----------------------------  ---------------   --------------
Eleanor W. Palmer,              Trustee        Five year term     -        Retired since 1981         39             None
Born May 5, 1926                Emeritus
                                since 2004                        -        Trustee of FRIC
                                                                           and RIF
909 A Street                                                               Until 2004
Tacoma, Washington
98402-1616


* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

                                 POSITION(S)
                                  HELD WITH
                                  FUND AND
                                  LENGTH OF                                                    PRINCIPAL OCCUPATION(S)
                                    TIME                                                           DURING THE
   NAME, AGE, ADDRESS              SERVED       TERM OF OFFICE                                    PAST 5 YEARS
-----------------------   -------------------  -----------------          -------------------------------------------------------
           OFFICERS

J. David Greenwald        Chief Compliance     Until successor            -   Chief Compliance Officer, FRIC
Born September 24, 1957   Officer since 2004   is chosen and              -   Chief Compliance Officer, RIF
                                               qualified by               -   Chief Compliance Officer, FRIMCo
909 A Street                                   Trustees                   -   2003-2004 Vice President and Head of Fund
Tacoma, Washington                                                            Compliance, ING Funds LLC
98402-1616                                                                -   1996-2003 Director of Mutual Fund Compliance
                                                                              and Operations, American Skandia, Inc.
-----------------------   -------------------  -----------------          -------------------------------------------------------
Greg J. Stark,            President and Chief  Until successor            -   President and CEO, FRIC and RIF
Born May 3, 1968          Executive Officer    is chosen and              -   Chairman of the Board, President and CEO,
                          since 2004           qualified by                   FRIMCo
909 A Street                                   Trustees                   -   Chairman of the Board and President, RFD and
Tacoma, Washington                                                            Russell Insurance Agency, Inc. (insurance agency
98402-1616                                                                    ("RIA"))
                                                                          -   Until 2004, Managing Director of Individual
                                                                              Investor Services, FRC
                                                                          -   2000 to 2004, Managing Director, Sales and
                                                                              Client Service, FRIMCo
                                                                          -   1998 to 2000, Representative Director, Frank
                                                                              Russell Company, Ltd. (asset manager in Japan)
-----------------------   -------------------  -----------------          -------------------------------------------------------
Mark E. Swanson,          Treasurer and Chief  Until successor            -   Treasurer and Chief Accounting Officer, FRIC
Born November 26, 1963    Accounting Officer   is chosen and                  and RIF
                          since 1998           qualified by               -   Director, Funds Administration, FRIMCo, FRTC
                                               Trustees                       and RFD
                                                                          -   Treasurer and Principal Accounting Officer,
                                                                              SSgA Funds
909 A Street
Tacoma, Washington
98402-1616
-----------------------   -------------------  -----------------          -------------------------------------------------------
Thomas F. Hanly,          Chief Investment     Until removed by           -   Chief Investment Officer, FRIC, RIF, FRC,
Born November 17, 1964    Officer since 2004   Trustees                       FRTC
                                                                          -   Director and Chief Investment Officer,
909 A Street                                                                  FRIMCo and RFD
Tacoma, Washington                                                        -   Director, Frank Russell International
98402-1616                                                                    Services Co., Inc. (provide services to U.S.
                                                                              personnel secunded to overseas enterprises
                                                                              ("FRISCo"))
                                                                          -   1999 to 2003, Chief Financial Officer, FRC,
                                                                              FRIC and RIF
-----------------------   -------------------  -----------------          -------------------------------------------------------
Karl J. Ege,              Secretary and        Until removed by           -   Secretary and General Counsel, FRIC, RIF,
Born October 8, 1941      General Counsel      Trustees                       FRIMCo, FRTC, and RFD
                          since 1994                                      -   Secretary, General Counsel and Managing
909 A Street                                                                  Director of Law and Government Affairs, FRC
Tacoma, Washington                                                        -   Director, Secretary and General Counsel,
98402-1616                                                                    Frank Russell Capital Inc. (investment advisor);
                                                                              Russell Real Estate Advisors, Inc. (real estate
                                                                              investment advisor)
                                                                          -   Director and Secretary, Russell 20-20
                                                                              Association; RIA; A Street Investment Associates,
                                                                              Inc. (real estate leasing); FRIDI; and FRISCo
                                                                          -   Director and Assistant Secretary, Frank
                                                                              Russell Company Limited and Russell Systems Limited
                                                                              (limited company)
                                                                          -   Director, FRS, Russell Investment Group Pty.
                                                                              Ltd.; Frank Russell Japan Co., Ltd. (holding
                                                                              company); Frank Russell Investment Company Plc
                                                                              Frank Russell Institutional Funds Plc, Frank
                                                                              Russell Multi-Manager Funds plc; Frank Russell
                                                                              Investment Company II plc, Frank Russell Investment
                                                                              Company III plc, Russell Alternative Investment
                                                                              Fund plc, and Russell Diversified Alternatives Fund
                                                                              (each, an investment company); Frank Russell Asset
                                                                              Management (Cayman) LLC (general partner of limited
                                                                              partnerships); Russell Investment Group Limited
                                                                              (institutional consultant); Russell Investment
                                                                              Management Ltd. (institutional investment
                                                                              management); Russell Investment Group Private
                                                                              Limited (investment and fund management advisory
                                                                              services); and Frank Russell Investments (Ireland)
                                                                              Ltd.
                                                                          -   Statutory Auditor, Frank Russell Company,
                                                                              Ltd. (asset management and consulting)

                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004


                                                                                      TOTAL COMPENSATION
                             AGGREGATE      PENSION OR RETIREMENT  ESTIMATED ANNUAL   FROM FRIC AND RUSSELL
                           COMPENSATION     BENEFITS ACCRUED AS     BENEFITS UPON        FUND COMPLEX
  INTERESTED TRUSTEES        FROM FRIC     PART OF FRIC EXPENSES     RETIREMENT        PAID TO TRUSTEES
  -------------------        ---------     ---------------------     ----------        ----------------
Lynn L. Anderson             $     0                 $0                 $0                 $     0
Michael J. Phillips          $     0                 $0                 $0                 $     0
 INDEPENDENT TRUSTEES
Paul E. Anderson             $93,600                 $0                 $0                 $97,500
Kristianne Blake             $87,360                 $0                 $0                 $91,000
Daniel P. Connealy           $79,200                 $0                 $0                 $82,500
Jonathan Fine*               $31,634                 $0                 $0                 $32,952
Lee C. Gingrich              $89,760                 $0                 $0                 $93,500
Raymond P. Tennison, Jr.     $83,520                 $0                 $0                 $87,000
Julie W. Weston              $84,000                 $0                 $0                 $87,500
   TRUSTEES EMERITUS
George F. Russell, Jr.       $     0                 $0                 $0                 $     0
Paul Anton, PhD.             $39,936                 $0                 $0                 $41,600
William E. Baxter**          $61,105                 $0                 $0                 $63,651
Eleanor W. Palmer***         $65,759                 $0                 $0                 $68,499


-------------
*   Mr. Fine was elected to the Board of Trustees effective May 24, 2004.

**  Mr. Baxter was elected Trustee Emeritus effective March 2, 2004.

*** Ms. Palmer was elected Trustee Emeritus effective May 26, 2004.

                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004


                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                             SECURITIES IN ALL REGISTERED
                                                                            INVESTMENT COMPANIES OVERSEEN
                                      DOLLAR RANGE OF EQUITY                 BY TRUSTEES IN RUSSELL FUND
INTERESTED TRUSTEES              SECURITIES IN EACH FUND OF FUNDS                      COMPLEX
-------------------              --------------------------------                      -------
Lynn L. Anderson*            None                                                      Over $100,000
Michael J. Phillips*         Balanced Strategy           $50,001-$100,000            $50,001-$100,000
INDEPENDENT TRUSTEES


Paul E. Anderson             **                          **                                 **
Kristianne Blake             None                                                      Over $100,000
Daniel P. Connealy           None                                                      Over $100,000
Jonathan Fine                None                                                      Over $100,000
Lee C. Gingrich              None                                                      Over $100,000
Raymond P. Tennison, Jr.     None                                                      Over $100,000
Julie W. Weston              None                                                    $50,001-$100,000
TRUSTEES EMERITUS
George F. Russell, Jr.       None                                                      Over $100,000
Paul Anton, Ph.D.            Aggressive Stategy          $1-$10,000                  $50,001-$100,000
William E. Baxter            None                                                       $1-$10,000
Eleanor W. Palmer            None                                                           $0

---------
*Mr. Lynn Anderson and Mr. Phillips are participants in the FRC deferred compensation plan, which beneficially owns securities of RIF. Mr. Anderson and Mr. Phillips do not have beneficial ownership of RIF securities through their participation in the plan.

**On January 7, 2005, Mr. Paul Anderson purchased over $100,000 of Balanced Strategy Fund.




                                OPERATION OF FRIC

      SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant and Trade Placement Agent        Frank Russell Company

Advisor, Administrator, Transfer and        Frank Russell Investment Management
     Dividend Disbursing Agent               Company

Money Managers for the                      Multiple professional discretionary
     Underlying Funds                        investment management organizations

Custodian and Portfolio Accountant          State Street Bank and Trust Company

      CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, and trade placement services to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

      FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.

      As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

      FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.


      ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds of Funds and Underlying Funds. FRIMCo, with the assistance of FRIC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each Fund of Funds and Underlying Fund, selects money managers for the Underlying Funds (subject to approval by the Underlying Funds' Board), allocates Underlying Fund assets among money managers, oversees the money managers and evaluates their results. All assets of the Funds of Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. (See, "Investment Policies of the Underlying Funds -- Cash Reserves.") FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.

      FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

      Each of the Funds pays an advisory fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds.

      The following Funds of Funds paid FRIMCo the listed advisory fees (gross of reimbursement and/or waivers) for the fiscal years ended October 31, 2004, 2003 and 2002, respectively.


            FUNDS OF FUNDS               10/31/04                   10/31/03                 10/31/02
            --------------               ----------                ----------               -----------
Equity Aggressive Strategy Fund          $1,279,170                $  669,610               $   547,141
Aggressive Strategy Fund                  2,467,316                 1,191,553                   825,789
Balanced Strategy Fund                    4,036,609                 2,157,479                 1,336,379
Moderate Strategy Fund                    1,134,338                   608,983                   283,844
Conservative Strategy Fund                  859,455                   545,035                   141,760
Tax-Managed Global Equity Fund               95,715                    79,465                   101,045



      While FRIMCo will perform investment advisory services for the Funds of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), FRIMCo has waived and/or reimbursed its advisory fees since each Fund of Funds' inception and has contractually agreed to continue the waiver of advisory fees through February 28, 2005. Advisory fees do not vary among classes of Shares. Since November 2000, administrative fees for each Fund of Funds are borne by the Underlying Funds in accordance with the Funds' Special Servicing Agreements. For the fiscal years ended October 31, 2004, 2003 and 2002, respectively, FRIMCo waived fees in the following amounts: Equity Aggressive Strategy Fund: $1,279,170, $669,610, and $547,141; Aggressive Strategy Fund: $2,467,316, $1,191,553, and $825,789; Balanced Strategy Fund:
$4,036,608, $2,157,479, and $1,336,379; Moderate Strategy Fund: $1,134,338,
$608,983, and $283,844; Conservative Strategy Fund: $859,455, $545,035, and
$141,760; and Tax-Managed Global Equity Fund: $95,715, $79,465, and $101,045.
FRIMCo paid no reimbursements to any Fund of Funds for the fiscal years ended October 31, 2004, 2003 and 2002. Each of the Funds of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying Fund, those fees paid are based upon the services received by the respective Underlying Fund.

      The Underlying Funds in which the Funds of Funds currently invest paid FRIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2004, 2003, and 2002, respectively:


                                                                                                          ANNUAL RATE
      FUND                                                $AMOUNT PAID                       (AS A % OF AVERAGE DAILY NET ASSETS)
      ----                              ---------------------------------------------        ------------------------------------
                                            2004             2003             2002           2004          2003              2002
                                        -----------       ----------       ----------        ----          ----              ----
Diversified Equity                      $13,435,580       $8,858,252       $8,522,028        0.73%         0.73%             0.73%
Special Growth                            6,689,189        5,356,553        5,841,564        0.90%         0.90%             0.90%
Quantitative Equity                      14,320,815        9,657,060        9,164,790        0.73%         0.73%             0.73%
International Securities                 14,088,594        8,855,554        7,802,990        0.90%         0.90%             0.90%
Real Estate Securities                    8,495,904        5,792,981        5,333,647        0.80%         0.80%             0.80%
Diversified Bond                          4,736,838        3,796,822        3,070,332        0.40%         0.40%             0.40%
Multistrategy Bond                        6,981,735        4,458,421        3,820,888        0.60%         0.60%             0.60%
Tax-Managed Large Cap                     2,437,197        2,273,391        3,149,980        0.70%         0.70%             0.70%
Tax-Managed Mid & Small Cap               1,183,492          917,895          971,267        0.98%         0.98%             0.98%
Emerging Markets                          5,680,194        3,684,130        3,698,014        1.15%         1.15%             1.15%
Short Duration Bond                       4,915,805        3,752,880        2,316,334        0.45%         0.45%             0.45%


      FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Underlying Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets.

      The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.


      For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $283,457, $221,976 and $112,624 for the fiscal years ended October 31, 2002,
2003 and 2004, respectively. There was no reimbursement for the fiscal years ended October 31, 2002, 2003 or 2004. As a result of the waivers, the Fund paid advisory and administrative fees of $741,115, $742,751 and $1,131,250 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.



      For the Short Duration Bond Fund, FRIMCo had contractually agreed to waive, until February 29, 2004, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund on an annual basis. Until February 29, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $965,164, $1,336,988 and $293,361 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. There was no reimbursement for expenses over the cap in the fiscal years ended October 31, 2002, 2003 and 2004. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,654,785, $2,832,879 and $5,168,645 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.


From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers of the Underlying Funds for their investment selection services. The table in the next section entitled "Money Managers" sets forth the fees paid to money managers of the Underlying Funds. The following table sets forth the net advisory fees retained by FRIMCo with respect to the Underlying Funds:


                                                                                                          ANNUAL RATE
      FUND                                                $AMOUNT PAID                       (AS A % OF AVERAGE DAILY NET ASSETS)
      ----                              ---------------------------------------------        ------------------------------------
                                            2004             2003             2002           2004          2003            2002
                                        -----------       ----------       ----------        ----          ----            ----
Diversified Equity                      $ 9,538,985       $6,410,131       $6,080,573        0.52%         0.53%           0.52%
Special Growth                            3,668,372        2,923,787        3,175,792        0.49%         0.49%           0.49%
Quantitative Equity                      11,420,719        7,532,730        6,953,020        0.58%         0.57%           0.55%
International Securities                  9,353,876        5,811,168        4,863,914        0.60%         0.59%           0.56%
Real Estate Securities                    5,878,630        3,957,490        3,560,917        0.55%         0.55%           0.53%
Diversified Bond                          4,032,955        3,208,982        2,613,541        0.34%         0.34%           0.34%
Multistrategy Bond                        5,524,967        3,452,012        2,932,003        0.47%         0.46%           0.46%
Tax-Managed Large Cap                     1,418,202        1,387,293        2,004,628        0.41%         0.43%           0.45%
Tax-Managed Mid & Small Cap                 662,608          520,389          547,060        0.55%         0.56%           0.56%
Emerging Markets                          3,112,728        1,958,245        1,948,279        0.63%         0.61%           0.61%
Short Duration Bond                       3,457,651        2,436,916        1,415,268        0.32%         0.29%           0.28%

      FRIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


      PORTFOLIO MANAGERS. The FRIMCo Managers (FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds) are compensated by FRIMCo with salaries, bonuses, profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses for the FRIMCo Managers of the Funds of Funds are based on their management of the Fund consistent with the Fund's objectives. The FRIMCo Managers for the Funds of Funds are evaluated on an ongoing basis to make sure they respect each Fund of Fund's objectives and guidelines, insure identification and implementation of allocation changes when they are necessary, and that they liaise between business units and fund performance groups to help insure that Fund reports reflect market needs. The FRIMCo Managers of the Funds of Funds are also responsible for analyzing and explaining fund performance for shareholder servicing purposes.



      Profitsharing contributions are made quarterly and are calculated as a percentage of the FRIMCo Manager's salary. The percentage is fixed and is the same for all FRIMCo employees who receive profitsharing contributions.


      The long-term incentive plan provides for future cash payments the value of which is tied to FRC's financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a FRIMCo Manager's manager and approved by senior executives.

      FRIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the FRIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of those Russell Investment Funds selected by the FRIMCo Manager.

  EQUITY SECURITIES BENEFICIALLY OWNED BY FRIMCO MANAGERS IN THE FUNDS OF FUNDS
             THEY MANAGE FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004


                                            DOLLAR RANGE OF EQUITY
FRIMCO MANAGERS OF THE FUNDS           SECURITIES IN THE FUND OF FUNDS
        OF FUNDS                        MANAGED BY THE FRIMCO MANAGER
----------------------------       ------------------------------------------
 Jill F. Johnson                   None            Equity Aggressive Strategy
                                   $1-$10,000      Aggressive Strategy
                                   None            Balanced Strategy
                                   None            Moderate Strategy
                                   None            Conservative Strategy
                                   None            Tax-Managed Global Equity


                    OTHER ACCOUNTS MANAGED BY FRIMCO MANAGERS
                   AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS
                             AS OF OCTOBER 31, 2004


                     NUMBER OF                       NUMBER OF
                     REGISTERED     ASSETS UNDER     POOLED          ASSETS UNDER                      ASSETS UNDER
FRIMCO               INVESTMENT      MANAGEMENT      INVESTMENT       MANAGEMENT       OTHER TYPES       MANAGEMENT    ASSET TOTAL
MANAGER              COMPANIES      (IN MILLIONS)     VEHICLES       (IN MILLIONS)     OF ACCOUNTS     (IN MILLIONS)  (IN MILLIONS)
---------------      ----------     -------------    ----------      -------------     -----------     -------------  -------------
Jill F. Johnson          6                5,936.1        7               923.4             5               203.9         7,063.4
                                                                                                                      =============

      MONEY MANAGERS. The money managers of the Underlying Funds are not affiliates of FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

      From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2002, 2003 and 2004, management fees paid to the money managers of the Underlying Funds were:


                                                                                                     ANNUAL RATE
      FUND                                                $AMOUNT PAID                   (AS A % OF AVERAGE DAILY NET ASSETS)
      ----                              ---------------------------------------------     -----------------------------------
                                            2004             2003             2002           2004       2003          2002
                                        -----------       ----------       ----------        ----       ----          ----
Diversified Equity                      $ 3,896,595       $2,448,121       $2,441,455        0.21%      0.20%         0.21%
Special Growth                            3,020,817        2,432,766        2,665,772        0.41%      0.41%         0.41%
Quantitative Equity                       2,900,096        2,124,330        2,211,770        0.15%      0.16%         0.18%
International Securities                  4,734,718        3,044,386        2,939,076        0.30%      0.31%         0.34%
Real Estate Securities                    2,617,274        1,835,491        1,772,730        0.25%      0.25%         0.27%
Diversified Bond                            703,883          587,840          456,791        0.06%      0.06%         0.06%
Multistrategy Bond                        1,456,768        1,006,409          888,885        0.13%      0.14%         0.14%
Tax-Managed Large Cap                     1,018,995          886,098        1,145,352        0.29%      0.27%         0.25%
Tax-Managed Mid & Small Cap                 520,884          397,506          424,207        0.43%      0.42%         0.42%
Emerging Markets                          2,567,466        1,725,885        1,749,735        0.52%      0.54%         0.54%
Short Duration Bond                       1,458,154        1,315,964          901,066        0.13%      0.16%         0.17%


      Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker- dealer affiliates.

      APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager of the Underlying Funds at a meeting held on March 2, 2004. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Fund and by FRIMCo (and its affiliates) and each Money Manager to Underlying Funds and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the providers to be generally comparable in investment objectives and size to the Funds and Underlying Funds (collectively, the "Agreement Renewal Information").

      In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Underlying Funds, the Board considered that the Funds and Underlying Funds, in employing a manager of managers method of investment for each Underlying Fund, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Underlying Funds have multiple Money Managers.

      The Board considered that FRIMCo (rather than any Money Manager) is responsible under the advisory agreement for determining, implementing and maintaining the investment program for each Underlying Fund. Assets of each Underlying Fund have been allocated among multiple Money Managers.

      FRIMCo is responsible for selecting Money Managers for each Underlying Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for an Underlying Fund in effect performs the functions of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Underlying Fund. The performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by FRIMCo in the Underlying Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund and Underlying Fund reflects in great part the performance of FRIMCo in designing the Underlying Fund's investment program, structuring Underlying Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund. The overall performance of each Fund, in turn, reflects the performance of FRIMCo in carrying out its responsibilities for each Underlying Fund and its performance in allocating Fund assets among the Underlying Funds.


      The Board also considered that the prospectuses for the Funds of Funds and Underlying Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund of Funds and Underlying Fund, rather than the investment selection role of the Underlying Fund's Money Managers, and describe the manner in which the Funds of Funds and Underlying Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

      In addition to these general factors relating to the manager of managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund of Funds and Underlying Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

      1. The nature, scope and quality of the services provided to the Fund of Funds and Underlying Fund by FRIMCo;

      2. The advisory fee paid by the Fund of Funds or Underlying Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund of Funds or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

      3. Information provided by FRIMco as to other fees and benefits received by FRIMCo or its affiliates from the Fund of Funds or Underlying Fund, including administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

      4. Information provided by FRIMco as to investment advisory fees paid by Comparable Funds;

      5. Information provided by FRIMco as to expenses incurred by the Fund of Funds or Underlying Fund and Comparable Funds;

      6. Information provided by FRIMco as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund of Funds and Underlying Fund; and

      7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund of Funds' and Underlying Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Funds of Funds and Underlying Funds.

      The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each such Fund of Funds or Underlying Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund of Funds or Underlying Fund selected by its shareholders in purchasing their shares.

      Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement would be in the best interests of each Fund and its shareholders, and, on that basis, approved their renewals.

      DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds of Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund of Funds shares. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

      CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

CUSTODY

      DOMESTIC CUSTODY (UNDERLYING FUNDS)

            -     First $10 billion in average daily net assets - 0.005%,

            -     Over $10 billion - 0.004%.

      GLOBAL CUSTODY (UNDERLYING FUNDS)

            - First $1 billion in month end net assets - 0.06% - 0.35% depending on the geographic classification of the investments in the international funds,

            - Over $1 billion - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and

            - A transaction charge ranging from $20 - $110 depending on the geographic classification of the investments in the international funds.

      ALL CUSTODY (UNDERLYING FUNDS)

            - Portfolio transaction charges range from $5.00 - $25.00 depending on the type of transaction;

            -     Futures and Options charges are $5.00;

            - Monthly pricing fees of $375.00 per portfolio and $8.25 per security (not applicable to money market funds);

            - Annual fee per fund using fair valuation pricing service of $4,000;

            -     On-line access charges of $2,500 per fund; and

            - Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on cash reserves will be used to offset the Funds' custodian expense.

      ALL CUSTODY (FUNDS OF FUNDS)

            - Portfolio transaction charges for the Funds of Funds are equal to $5.00 each. In addition, interest earned on cash reserves will be used to offset the Funds of Funds' and Underlying Funds' custodian expense, as applicable.

FUND  ACCOUNTING (SUBJECT TO A MINIMUM FUND ACCOUNTING FEE PER FUND OF $30,000):

      DOMESTIC FUND ACCOUNTING (UNDERLYING FUNDS)

            -     $7,500 per portfolio; and

            -     0.0125% of average daily net assets.

      INTERNATIONAL FUND ACCOUNTING (UNDERLYING FUNDS)

            -     $7,500 per portfolio per year; and

            -     0.02% of month end net assets.

      FUNDS OF FUNDS ACCOUNTING

            -     $3,100 annually per fund of funds.

      YIELD CALCULATION SERVICES (UNDERLYING FUNDS)

            -     $4,200 per fixed income fund.

      TAX ACCOUNTING SERVICES

            - $3,000 per fund annually (not applicable to money market funds).

            - Wash sales $1,000 per fund annually (not applicable to money market funds).

            - Qualified dividend income reporting $500 per fund (for up to 3 reports per fund in a calendar year).

MULTIPLE CLASS CHARGES. In addition to the charges listed above, the Underlying Funds and the Funds of Funds pay multiple class charges as follows: 1 class, no charge; each additional class, $5,100 annually per class.

      The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.


      TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. FRIMCo retains a portion of this fee for its services provided to FRIC and pays the balance to unaffiliated agents who assist in providing these services. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


      ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.


      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Pricewaterhouse Coopers LLP serves as the Independent Registered Public Accounting Firm of FRIC. Pricewaterhouse Coopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with Public Accounting Oversight Board and a review of federal tax returns. The mailing address of Pricewaterhouse Coopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.


      CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.



                                                                                                         DOES THE CODE CONTAIN
                                      PERSONAL INVESTING         ARE INVESTMENTS IN SECURITIES OWNED      ALL OF THE REQUIRED
         MONEY MANAGER                     ALLOWED?               BY THE ADVISED SUB-TRUST ALLOWED?      RULE 17J-1 PROVISIONS?
--------------------------------  ---------------------------  ---------------------------------------   -------------------------
AEW Management and Advisors,      Yes                          No                                        Yes
L.P.

Alliance Capital Management       Yes                          Yes, but not in securities with           Yes
L.P. through its Bernstein                                     pending or possible client buy or
Investment Research and                                        sell orders
Management Unit

AQR Capital Management, LLC       Yes                          Yes, but not in securities on a           Yes
                                                               restricted list

Ark Asset Management Co., Inc.    Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

Aronson + Johnson + Ortiz, LP     Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

Arrowstreet Capital, Limited      Yes                          Yes, subject to blackout periods          Yes
Partnership

Axiom International Investors     Yes                          Yes, but not in securities with           Yes
LLC                                                            pending or possible client buy or
                                                               sell orders

Bear Stearns Asset Management     Yes                          Yes, subject to blackout periods          Yes
Inc.

The Boston Company Asset          Yes                          Yes, but not in securities with           Yes
Management, LLC                                                pending or possible client buy or
                                                               sell orders, also, certain persons
                                                               may not purchase securities issued by
                                                               financial services organizations

Capital International, Inc.       Yes                          Yes                                       Yes

CapitalWorks Investment           Yes                          Yes, but not in securities with           Yes
Partners, LLC                                                  pending or possible client buy or
                                                               sell orders

Chartwell Investment Partners     Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

David J. Greene and Company, LLC  Yes                          Yes                                       Yes

Delaware Management Company, a    Yes                          Yes, but not in securities with           Yes
series of Delaware Management                                  pending or possible client buy or
Business Trust                                                 sell orders

Delphi Management, Inc.           Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

Fidelity Management & Research    Yes                          Yes, but cannot purchase closed-end       Yes
Company                                                        funds for which Fidelity performs
                                                               pricing and bookkeeping, securities
                                                               of certain broker-dealers or
                                                               interests in hedge funds and
                                                               investment clubs

Frank Russell Investment          Yes                          Yes, but not in securities with           Yes
Management Company                                             pending or possible client buy or
                                                               sell orders

Franklin Portfolio Associates,    Yes                          Yes, but not in securities with           Yes
LLC                                                            pending or possible client buy or
                                                               sell orders, also, certain persons
                                                               may not invest in securities of
                                                               financial services organizations

Genesis Asset Managers, LLP       Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

Goldman Sachs Asset Management,   Yes                          Yes, but not in securities with           Yes
L.P.                                                           pending or possible client buy or
                                                               sell orders

Gould Investment Partners LLC     Yes                          Yes                                       Yes

Heitman Real Estate Securities,   Yes                          Yes, but not in securities with           Yes
LLC                                                            pending or possible client buy or
                                                               sell orders

Institutional Capital             Yes                          No                                        Yes
Corporation

INVESCO Institutional (N.A.),     Yes                          Yes, but not in securities on a           Yes
Inc., through its INVESCO Real                                 restricted list
Estate Division

Jacobs Levy Equity Management,    Yes                          Yes, but not in securities with           Yes
Inc.                                                           pending or possible client buy or
                                                               sell orders

John A. Levin & Co., Inc.         Yes                          Yes, subject to blackout periods          Yes

J.P. Morgan Investment            Yes                          Yes, but not in securities with pending   Yes
Management Inc.                                                or possible client buy or sell orders

Kayne Anderson Rudnick            Yes                          Yes, but not in securities on a           Yes
Investment Management, LLC                                     restricted list

Lincoln Capital Fixed Income      Yes                          Yes, but not in securities with           Yes
Management Company                                             pending or possible client buy or
                                                               sell orders

Marsico Capital Management LLC    Severely restricts personal  No                                        Yes
                                  trading except for certain
                                  specific transactions such
                                  as the purchase of mutual
                                  fund shares, commercial
                                  paper, etc.

Marvin & Palmer Associates, Inc.  Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

Merganser Capital Management      Yes                          Yes, but may not enter into               Yes
L.P.                                                           transactions that may result in
                                                               conflicts of interest with clients

MFS Institutional Advisors, Inc.  Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

Mondrian Investment Partners      Yes                          Yes, but not in securities with           Yes
Ltd.                                                           pending or possible client buy or
                                                               sell orders

Montag & Caldwell, Inc.           Yes                          Yes, but not in securities on a           Yes
                                                               restricted stock list

Morgan Stanley Investment         Yes                          Yes, but not in securities with           Yes
Management Inc.                                                pending or possible client buy or
                                                               sell orders

Netols Asset Management, Inc.     Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

Nicholas-Applegate Capital        Yes                          Yes, but not in securities that have      Yes
Management LLC                                                 been purchased or sold by a client
                                                               within the last 3 days or with
                                                               pending or possible client buy or
                                                               sell orders

Oechsle International Advisors,   Yes                            Yes, but not in securities with         Yes
LLC                                                              pending or possible client buy or
                                                               sell orders

Pacific Investment Management     Yes, but must use a          Yes, but not in securities with           Yes
Company LLC                       registered broker for        pending or possible client buy or
                                  transactions in publicly     sell orders
                                  traded securities

Parametric Portfolio Associates   Yes                          Yes, but not in securities with           Yes
LLC                                                            pending or possible client buy or
                                                               sell orders

Roxbury Capital Management, LLC   Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

RREEF America L.L.C.              Yes                          Yes, but transactions in securities       Yes
                                                               with pending or possible client buy
                                                               or sell orders require prior approval

Sands Capital Management, Inc.    Yes                          Yes, subject to blackout periods          Yes

Schneider Capital Management      Yes                          Yes, but not in securities with           Yes
Corporation                                                    pending or possible client buy or
                                                               sell orders

STW Fixed Income Management       Yes                          Yes, but not in securities with           Yes
Ltd.                                                           pending or possible client buy or
                                                               sell orders

Suffolk Capital Management, LLC   Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders or in securities of which
                                                               10% or more are held in portfolios
                                                               managed by Suffolk

TimesSquare Capital Management,   Yes                          Yes, but not in securities with           Yes
LLC                                                            pending or possible client buy or
                                                               sell orders

T. Rowe Price International,Inc.  Yes                          Yes, but not in securities with pending   Yes
                                                               or possible client buy or sell orders

Turner Investment Partners, Inc.  Yes                          Yes, but not in securities in which       Yes
                                                               the adviser has a long or short
                                                               position or with pending or possible
                                                               client buy or sell orders

Wells Capital Management Inc.     Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

Westcap Investors, LLC            Yes                          Yes, but not in securities with           Yes
                                                               pending or possible client buy or
                                                               sell orders

Western Asset Management Company  Yes                          Yes, subject to blackout periods          Yes


      PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with th e SEC. The Board has taken the following actions:

      - At a meeting held on April 22, 1996, the Board ad opted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shar es (each a "Multiple Class Fund").

      - At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.

      - On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.

      - On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Gl obal Equity Fund.

      - On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.

      - On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds,
            (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund,
            (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.

      - On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.

      - On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Duration Bond Funds.

      - On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund.

      - On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.


      - On August 24, 2004, the Board amended the Rule 18f-3 Plan to create Class D, Class E and Class S Shares of the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds (the "Target Date Funds").



      - On February 23, 2005, the Board amended the Rule 18f-3 Plan to create Class A and Class C Shares of the Target Date Funds.


      For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class;
(6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

      DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Fund of Funds has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule.

      In adopting the Distribution Plan for each Fund of Funds, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund of Funds and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Fund of Funds, the Distributor, as the Funds of Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Funds of Funds by enabling those Funds of Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Fund of Funds would have.

      For each Fund of Funds, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class B, Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class B, Class C or Class D Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

      For each Fund of Funds, the Distribution Plan provides that each Fund of Funds may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class B, Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class A, Class B, Class C and Class D Shares of such Fund of Funds. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Fund of Funds present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund of Funds are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. For the Funds of Funds, the Distribution Plan does not provide for those Funds of Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Fund of Funds, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (ii) a 1940 Act Vote.

      Under the Distribution Plan, the Funds of Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Fund of Funds Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

      Under the Distribution Plan, the following Funds of Funds' Class A, Class C and Class D Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2004, 2003 and 2002 (these amounts were for compensation to dealers):


                                          CLASS A        CLASS C         CLASS D        CLASS A       CLASS C       CLASS D
                                          -------        -------         -------        -------       -------       -------
FUNDS OF FUNDS                            10/31/04       10/31/04        10/31/04      10/31/03      10/31/03      10/31/03
--------------                            --------       --------        --------      --------      --------      --------
Equity Aggressive Strategy Fund            $63,392      $1,144,776        $498,363       $2,851       $471,032     $189,700
Aggressive Strategy Fund                   219,710       2,338,853         901,984       15,673      1,085,584      342,109
Balanced Strategy Fund                     382,778       4,011,367       1,412,558       32,988      2,010,108      640,241
Moderate Strategy Fund                      84,940         910,903         525,876       13,228        475,733      236,020
Conservative Strategy Fund                  30,774         491,825         306,715        5,075        309,450      146,979
Tax-Managed Global Equity Fund                  NA          97,132              NA           NA         73,918           NA



                                          CLASS C       CLASS D
FUNDS OF FUNDS                            -------       -------
--------------                            10/31/02      10/31/02
Equity Aggressive Strategy Fund          $  351,730     $ 64,302
Aggressive Strategy Fund                    721,358       89,064
Balanced Strategy Fund                    1,238,254      186,599
Moderate Strategy Fund                      212,449       44,565
Conservative Strategy Fund                  108,431       28,027
Tax-Managed Global Equity Fund               68,725           NA


      No Class B Shares were issued during the periods shown. Class A Shares were first issued on March 2, March 3, March 4, March 5 and March 10, 2003 for Equity Aggressive Strategy Fund, Conservative Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund and Aggressive Strategy Fund, respectively.


      SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds of Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000, November 25, 2002, December 7, 2004 and February 23, 2005. This plan is referred to as the "Service Plan."


      Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class B, Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class B, Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class B, Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund of Funds' Class B, Class C, Class D, or Class E Shares.

      Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Fund of Funds' Shares, by a vote of a majority of the Independent Trustees.

       Under the Service Plan, the following Funds of Funds' Class C, Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2004:


         FUNDS OF FUNDS                                             CLASS C            CLASS D              CLASS E
         --------------                                           ----------         ----------            ----------
Equity Aggressive Strategy Fund                                   $  381,592         $  498,363            $  400,909
Aggressive Strategy Fund                                             779,618            901,984               667,670
Balanced Strategy Fund                                             1,337,122          1,412,558             1,009,458
Moderate Strategy Fund                                               303,634            525,876               283,505
Conservative Strategy Fund                                           163,942            306,715               478,271
Tax-Managed Global Equity Fund                                        32,377                 NA                    NA


No Class B Shares were issued during the period shown.

       UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records payable to FRC; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

      Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

      As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2005 all or a portion of its advisory and administrative fees with respect to certain Underlying Funds.


       FUND OF FUNDS OPERATING EXPENSES. Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. The Funds received exemptive relief from the SEC which allows the Underlying Funds to bear certain direct expenses of the Funds of Funds (Release Nos. IC-23635 (notice) and IC-23676 (order)) pursuant to Special Servicing Agreements. It is currently contemplated that all other operating expenses (legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Funds of Funds, including transfer agency services but not including any services covered by the Funds of Funds' advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Funds of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Funds of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Funds of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Funds of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Funds of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits pursuant to a Letter Agreement. Those costs include Fund accounting, custody, auditing, legal, and blue sky, as well as organizational, transfer agency, prospectus, shareholder reports, proxy, administrative and miscellaneous expenses.


       PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES. As described in the Prospectus, the Funds of Funds provide you with different classes of shares based upon your individual investment needs.

       Each class of shares of a Fund of Funds represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

       Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the Distribution Plans or the Shareholder Services Plans for that class (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

       The following classes of shares are available for purchase for each of the Funds of Funds other than the Tax-Managed Global Equity Fund which only offers Classes C, E and S. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees. Class D Shares are only available to employee benefit and other plans , such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants. Class D Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

CLASS A SHARES OF THE LIFEPOINTS FUNDS

         Class A shares are sold at offering price, which is the net asset value plus an initial sales charge as follows.

         The LifePoints Funds receive the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.

                                                                                                               BROKER/DEALER
                                                         SALES CHARGE               SALES CHARGE                COMMISSION
          AMOUNT OF                                        AS A % OF                AS A % OF NET               AS A % OF
          YOUR INVESTMENT                               OFFERING PRICE            AMOUNT INVESTED             OFFERING PRICE
          ---------------                               --------------            ---------------             --------------
Less than $50,000.................................          5.75%                      6.10%                      5.00%
$50,000 but less than $100,000....................          4.50%                      4.71%                      3.75%
$100,000 but less than $250,000...................          3.50%                      3.63%                      2.75%
$250,000 but less than $500,000...................          2.50%                      2.56%                      2.00%
$500,000 but less than $1,000,000.................          2.00%                      2.04%                      1.60%
$1,000,000 or more................................            --0--                      --0--                  up to 1.00%


      INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of Class A Shares. However, if you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.



      The Funds' distributor keeps up to approximately 13% of the initial sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the initial sales charge imposed on Class A Shares and may be deemed to be underwriters of the LifePoints Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

       SALES CHARGE WAIVERS AND REDUCTIONS

PLEASE SEE THE LIFEPOINTS FUNDS' PROSPECTUSES FOR INFORMATION ABOUT SALES CHARGE WAIVERS AND REDUCTIONS, INCLUDING INITIAL SALES CHARGE WAIVERS, CUMULATIVE PURCHASE DISCOUNTS, ACCUMULATION PRIVILEGES, LETTERS OF INTENT, REINSTATEMENT PRIVILEGES, EXCHANGE PRIVILEGES, AND DEFERRED SALES CHARGE WAIVERS.

Class C Shares of the Funds of Funds

      Financial Intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

CLASS D SHARES OF THE LIFEPOINTS FUNDS

      Financial Intermediaries that sell Class D shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class D shares sold by them.

CLASS E SHARES OF THE FUNDS OF FUNDS

      Financial Intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

CLASS S SHARES OF THE FUNDS OF FUNDS


      Financial Intermediaries will receive no shareholder services or distribution fees for Class S shares.





MINIMUM INITIAL INVESTMENT REQUIREMENTS.

      There is currently no required minimum initial investment for Shares of the Funds of Funds. However, each Fund of Funds reserves the right to close any account for Class A, C, E or S Shares whose balance falls below $1,000. Class D Shares are only available to employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Shares in plan level or omnibus accounts on behalf of participants. Class D Shares are not available to any other category of investor including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or individual 403(b) plans. Each Fund of Funds reserves the right to change the categories of investors eligible to purchase its Shares.

UNCASHED CHECKS.

      Please make sure you promptly cash checks issued to you by the Funds of Funds. If you do not cash a dividend, distribution, or redemption check, the Funds of Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds of Funds are sure that they have a valid address for you. After 180 days, the Funds of Funds will no longer honor the issued check and, after attempts to locate you, the Funds of Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REFERRAL FEES.

      The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

       VALUATION OF THE FUND OF FUNDS SHARES. The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

       PRICING OF SECURITIES. The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to FRIMCo to administer. Market quotations for non-US securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund of Funds that invests in these Underlying Funds which hold portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund of Funds' Shares may change on a day when you will not be able to purchase or redeem that Fund of Funds' Shares. This is because the value of those Underlying Funds' portfolio securities may change on weekends or other days when the Fund of Funds does not price its Shares.

      PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds of Funds and Underlying Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

      The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds of Funds or Underlying Funds on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

      The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

      Information on how the Funds of Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.russell.com and on the SEC's website at http://www.sec.gov.

      PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS. The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Funds of Funds during the year. The Funds of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds' Shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

      The portfolio turnover rates for the fiscal years ended October 31, 2004 and 2003 were:


FUNDS OF FUNDS                                            10/31/04        10/31/03
--------------                                            --------        --------
Equity Aggressive Strategy Fund                              12.46%          17.81%
Aggressive Strategy Fund                                      2.22           15.15
Balanced Strategy Fund                                        6.42           18.55
Moderate Strategy Fund                                        3.99           11.08
Conservative Strategy Fund                                    6.18           30.98
Tax-Managed Global Equity Fund                               21.28           59.50



      PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' cash reserves. The Underlying Funds, other than the Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Underlying Fund (or for another series of FRIC) decides to purchase the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended October 31 2004 and 2003, respectively, were as follows: Diversified Equity Fund, 125% and 110%, Special Growth Fund, 125% and 127%, Quantitative Equity Fund, 91% and 109%, International Securities Fund, 76% and 69%, Diversified Bond Fund, 141% and 147%, Short Duration Bond Fund, 132% and 188%, Multistrategy Bond Fund, 221% and 282%, Real Estate Securities Fund, 38% and 46%, Emerging Markets Fund, 82% and 95%, Tax-Managed Large Cap Fund, 32% and 127%, Tax-Managed Mid & Small Cap Fund, 203% and 82%, and Tax Exempt Bond Fund, 37% and 37%.


      DISCLOSURE OF PORTFOLIO HOLDINGS The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees.


      Disclosure of a Fund's portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, including duties not to trade on non-public information.


Public Disclosures of Portfolio Holdings Information

      Disclosure of a Fund's complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund's top ten portfolio holdings as of the last day of each month will be available on the Fund's website approximately 30 calendar days after the end of such month.

      From time to time rating and ranking organizations such as Standard & Poor's and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that
(a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, including duties not to trade on non-public information.



      Portfolio managers and other senior officers of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.



Non-Public Disclosures of Portfolio Holdings Information



      FRIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds' portfolios and receipt of relevant research. FRIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer's securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes. In addition, the Funds' service providers, such as the money managers, custodian, and transfer agent, may receive portfolio holdings information in connection with their services to the Funds.



Administration of the Portfolio Holdings Disclosure Policies


      The Chief Compliance Officer will exercise oversight of disclosures of the Funds' portfolio holdings. It is the duty of the Chief Compliance Officer to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund's shareholders. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds' investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds' Chief Compliance Officer.

      The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds' Board of Trustees.


      BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by FRIMCo. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.


      FRIMCo or a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with FRIMCo or the money manager, as well as with brokers affiliated with other money managers.


      The Underlying Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Underlying Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions for the Underlying Funds. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Underlying Funds, the Underlying Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS or other brokers and its correspondents or other brokers only to the extent that the Underlying Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity and may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients.

      Decisions concerning the acquisition of research services by FRIMCo are approved and monitored by a FRC Soft Dollar Committee, which consists principally of employees in research and investment management roles. The committee acts as an oversight body with respect to the provision of all research services to FRIMCo using soft dollars generated by funds managed by FRC affiliates, including the Underlying Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.


      FRS or other brokers may also rebate to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met.


      FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

      Additionally, a money manager for the Underlying Funds may independently effect transactions through FRS or a broker affiliated with the money manager or another money manager to obtain research services for its own use, including possibly research services provided by Russell/Mellon Analytical Services Inc., an affiliate of FRIMCo. Research services provided to a money manager are required by law to benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.

      BROKERAGE COMMISSIONS. For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.

      YIELD AND TOTAL RETURN QUOTATIONS. The Funds of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer.

      CALCULATION OF AVERAGE ANNUAL TOTAL RETURN.

      Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      n
P(1+T) = ERV

    Where:     P       =  a hypothetical initial payment of $1,000;
               T       =  Average annual total return;
               n       =  Number of years; and
               ERV     =  Ending redeemable value of a hypothetical
                          $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

      The calculation assumes that all dividends and distributions of each Fund of Funds are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      Calculation of Average Annual Total Return After Taxes on Distributions. Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ATV(D)

     Where: P      = hypothetical initial payment of $1,000.
            T      = average annual total return (after taxes on distributions).
            n      = number of years.
            ATV(D) = ending value of a hypothetical $1,000
                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

      The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

      CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES.

      Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ATVDR

      Where: P       =  hypothetical initial payment of $1,000.
             T       =  average annual total return (after taxes on
                        distributions and redemptions).
             n       =  number of years.
             ATV(DR) =  ending value of a hypothetical $1,000 payment
                        made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

      The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

      The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

      The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

      YIELD QUOTATION. For information on the calculation of yields on certain of the Underlying Funds, see the Prospectuses and Statement of Additional Information for the Underlying Funds.

      Each Fund of Funds may, from time to time, advertise non-standard performance, including average annual total return for periods other than 1, 5 or 10 years or since inception.

      Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

      INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS

      Each Fund of Funds' investment objective is "non-fundamental." Having a non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund of Funds' shareholders. Certain investment policies and restrictions may only be changed with the approval of a majority of each Fund of Funds' shareholders. The vote of a majority of the outstanding voting securities of each Fund of Funds means the vote of the lesser of (a) 67% or more of the voting securities of the Fund of Funds present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund of Funds are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund of Funds. Other policies and restrictions may be changed by a Fund of Funds without shareholder approval. The Funds of Funds' investment objectives are set forth in the respective Prospectus.

      INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. The fundamental investment restrictions of the Underlying Funds are listed in the next section.

      NO FUND OF FUNDS MAY:

      1. Purchase securities if, as a result of such purchase, the Fund of Funds' investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the US government or any of its agencies or instrumentalities or securities of other investment companies.

      Because of their investment objectives and policies, investments of the Fund of Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Fund of Funds' Prospectus, each of the Funds of Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund and the Money Market
Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund's investments would be concentrated within the meaning of the 1940 Act. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US banks having net assets in excess of $100,000,000.

      2. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      3. Purchase or sell commodities except that a Fund of Funds may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

      4. Borrow money, except that a Fund of Funds may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

      5. Act as an underwriter except to the extent a Fund of Funds may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

      6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

      7. Issue securities senior to the Fund of Funds' presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund of Funds from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

      With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.


      With regards to investment restriction 1, above, the statement that the Funds of Funds will be concentrated in the mutual fund industry means that the Funds of Funds will only invest in shares of other mutual funds. In accordance with each Fund of Funds' investment program as set forth in the prospectus, a Fund of Funds may invest more than 25% of its assets in any one Underlying Fund.



      Each Fund of Funds will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund of Funds rather than the Underlying Fund.


     With regards to investment restriction 6, above, each Fund of Funds may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds of Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC.


     The Funds of Funds do not invest in illiquid securities. The Funds of Funds do not invest in repurchase agreements.


     Each Fund of Funds is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

      No Fund of Funds may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund of Funds is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund of Funds must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

          INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS

      INVESTMENT RESTRICTIONS. Each Underlying Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. For purposes of the following investment restrictions, any reference to "Fund(s)" shall mean the Underlying Fund(s).

      NO UNDERLYING FUND MAY:

      1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the US government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US Banks having net assets in excess of $100,000,000.

      2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

      4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

      5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

      6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

      7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges,
(b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

      An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

      For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

      With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

      With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC.

      Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

      No Underlying Fund may borrow money for purposes of leveraging or investment.

         Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

         An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Underlying Fund's best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.

         The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the principal and additional investments in which the Underlying Funds invest. The Underlying Funds use investment techniques commonly used by other mutual funds. The Glossary located at the back of the SAI describes each of the investment techniques identified below.

UNDERLYING FUND                   PRINCIPAL INVESTMENTS                       ADDITIONAL INVESTMENTS
-------------------------------   -----------------------------------------   ------------------------------------------
Diversified Equity Fund           Common Stocks                               Cash Reserves
                                  Common Stock Equivalents                    Lending Portfolio Securities (not
                                        -warrants                             to exceed 33 1/3 % of total fund
                                        -options                              assets)
                                        -convertible debt securities          Illiquid Securities (limited to
                                        -depositary receipts                  15% of fund assets)
                                  Preferred Stocks                            Derivatives
                                  Equity Derivative Securities                   -write (sell) call and put options on
                                  US Government Securities                        securities, securities indexes and
                                  Investment Company Securities                   foreign securities(3)
                                  (including ETFs)                               -purchase options on securities,
                                  Foreign Securities                              securities indexes and currencies(3)
                                                                                 -interest rate futures contracts, stock
                                                                                  index futures contracts,foreign
                                                                                  currency contracts and options on
                                                                                  futures(4)
-------------------------------   -----------------------------------------   -----------------------------------
Special Growth Fund               Common Stocks                               Cash Reserves
                                  Common Stock Equivalents                    Lending Portfolio Securities (not
                                        -warrants                             to exceed 33 1/3 % of total fund
                                        -options                              assets)
                                        -convertible debt securities          Illiquid Securities (limited to
                                        -depositary receipts                  15% of fund assets)
                                  Preferred Stocks                            US Government Securities
                                  Equity Derivative Securities                Derivatives
                                  Investment Company Securities                    -write (sell) call and put
                                  (including ETFs)                                  options on
                                  Foreign Securities                                securities, securities
                                                                                    indexes and
                                                                                    foreign securities(3)
                                                                                   -purchase options on
                                                                                    securities,
                                                                                    securities indexes and currencies(3)
                                                                                   -interest rate futures
                                                                                    contracts, stock
                                                                                    index futures contracts, foreign
                                                                                    currency contracts and options on
                                                                                    futures(4)
-------------------------------   -----------------------------------------   -----------------------------------
Quantitative Equity Fund          Common Stocks                               Cash Reserves
                                  Common Stock Equivalents                    Lending Portfolio Securities (not
                                        -warrants                             to exceed 33 1/3 % of total fund
                                        -options                              assets)
                                        -convertible debt securities          Illiquid Securities (limited to
                                        -depositary receipts                  15% of fund assets)
                                  Preferred Stocks                            Derivatives
                                  Equity Derivative Securities                     -write (sell) call and put
                                  US Government Securities                          options on
                                  Investment Company Securities                     securities, securities indexes and
                                  (including ETFs)                                  foreign securities(3)
                                  Foreign Securities                               -purchase options on securities,
                                                                                    securities indexes and currencies(3)
                                                                                   -interest rate futures
                                                                                    contracts, stock
                                                                                    index futures contracts, foreign
                                                                                    currency contracts and options on
                                                                                    futures(4)

UNDERLYING FUND                   PRINCIPAL INVESTMENTS                       ADDITIONAL INVESTMENTS
-------------------------------   -----------------------------------------   ------------------------------------------
 International Securities Fund     Common Stocks                               Cash Reserves
                                  Common Stock Equivalents                    Reverse Repurchase Agreements
                                        -warrants                             Lending Portfolio Securities (not
                                        -options                              to exceed 33 1/3 % of total fund
                                        -convertible debt securities          assets)
                                        -depositary receipts                  Illiquid Securities (limited to
                                  Preferred Stocks                            15% of fund assets)
                                  Equity Derivative Securities                Derivatives
                                  US Government Securities                        -forward currency contracts(2)
                                  Investment Company Securities                   -write (sell) call and put  options on
                                  (including ETFs)                                 securities, securities indexes and
                                  Foreign Securities                               foreign securities(3)
                                                                                  -purchase options on securities,
                                                                                   securities indexes and currencies(3)
                                                                                  -interest rate futures
                                                                                   contracts, stock
                                                                                   index futures contracts,foreign
                                                                                   currency contracts and options on
                                                                                   futures(4)
-------------------------------   -----------------------------------------   -----------------------------------
Diversified Bond Fund             Debt Securities including corporate         Common Stock Equivalents
                                  debt and mortgage-backed securities              -convertible debt securities
                                  US Government Securities                    Preferred Stock
                                  Investment Company Securities               Emerging Markets Debt
                                  (including ETFs)                            Municipal Obligations
                                  Foreign Securities                          Cash Reserves
                                                                              Repurchase Agreements(1)
                                                                              When issued and forward commitment
                                                                              securities
                                                                              Reverse Repurchase Agreements
                                                                              Lending Portfolio Securities
                                                                              (not to exceed 33 1/3 % of total fund
                                                                              assets)
                                                                              Illiquid Securities (limited to 15% of
                                                                              fund assets)
                                                                              Derivatives
                                                                                   -forward currency contracts(2)
                                                                                   -write (sell)call and put options on
                                                                                    securities, securities indexes and
                                                                                    foreign securities(3)
                                                                                   -purchase options on securities,
                                                                                    securities indexes and currencies(3)
                                                                                   -interest rate futures contracts,
                                                                                    stock index futures contracts,
                                                                                    foreign currency contracts and
                                                                                    options on
                                                                                    futures(4)

UNDERLYING FUND                   PRINCIPAL INVESTMENTS                       ADDITIONAL INVESTMENTS
-------------------------------   -----------------------------------------   ------------------------------------------
Short Duration Bond Fund          Debt Securities including corporate         Common Stock Equivalents
                                  debt and mortgage-backed securities              -convertible debt securities
                                  (below investment grade or junk bonds)      Preferred Stock
                                  US Government Securities                    Emerging Markets Debt
                                  Municipal Obligations                       Cash Reserves
                                  Investment Company Securities               Repurchase Agreements(1)
                                  (including ETFs)                            When issued and forward
                                  Foreign Securities                          commitment securities
                                                                              Reverse Repurchase Agreements
                                                                              Lending Portfolio Securities
                                                                              (not to exceed 33 1/3% of total
                                                                              fund assets)
                                                                              Illiquid Securities (limited to 15%
                                                                              of fund assets)
                                                                              Derivatives
                                                                                   -forward currency contracts(2)
                                                                                   -write(sell)call and put options on
                                                                                    securities, securities indexes and
                                                                                    foreign securities(3)
                                                                                   -purchase options on securities,
                                                                                    securities indexes and currencies(3)
                                                                                   -interest rate futures contracts,
                                                                                    stock index futures contracts,
                                                                                    foreign currency contracts and
                                                                                    options on
                                                                                    futures(4)
 ------------------------------   -----------------------------------------   -----------------------------------
Multistrategy Bond Fund           Debt Securities including corporate         Common Stock Equivalents
                                  debt and mortgage-backed securities              -convertible debt securities
                                  (below investment grade or junk bonds)      Preferred Stock
                                  US Government Securities                    Emerging Markets Debt
                                  Investment Company Securities               Municipal Obligations
                                  (including ETFs)                            Cash Reserves
                                  Foreign Securities                          Repurchase Agreements(1)
                                  Derivatives                                 When issued and forward
                                       -forward currency contracts(2)         commitment securities
                                       -write (sell) call and put options     Reverse Repurchase Agreements
                                        on                                    Lending Portfolio Securities (not
                                        securities, securities indexes and    to exceed 33 1/3 % of total fund
                                        foreign securities(3)                 assets)
                                       -purchase options on securities,       Illiquid Securities (limited to
                                        securities indexes and                15% of fund assets)
                                        currencies(3)
                                       -interest rate futures contracts,
                                        stock index futures contracts,
                                        foreign currency contracts and
                                        options on  futures(4)

UNDERLYING FUND                      PRINCIPAL INVESTMENTS                               ADDITIONAL INVESTMENTS
------------------------------------ --------------------------------------------------- ------------------------------------------
Real Estate Securities Fund          Common Stocks                                       Cash Reserves
                                     Common Stock Equivalents                            Lending Portfolio Securities (not to
                                           -warrants                                     exceed 33 1/3 % of total fund assets)
                                           -options                                      Illiquid Securities (limited to 15% of
                                           -convertible debt securities                  fund assets)
                                           -depositary receipts                          Derivatives
                                     Preferred Stocks                                        -write (sell) call and put options on
                                     Equity Derivative Securities                             securities, securities indexes and
                                     US Government Securities                                 foreign securities(3)
                                     Investment Company Securities (including ETFs)          -purchase options on securities,
                                     Foreign Securities                                       securities indexes and currencies(3)
                                                                                             -interest rate futures contracts,
                                                                                              stock index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)

Emerging Markets Fund                Common Stocks                                       Cash Reserves
                                     Common Stock Equivalents                            Repurchase Agreements(1)
                                           -warrants                                     When issued and forward commitment
                                           -options                                      securities
                                           -convertible debt securities                  Reverse Repurchase Agreements
                                           -depositary receipts                          Lending Portfolio Securities (not to
                                     Preferred Stocks                                    exceed 33 1/3 % of total fund assets)
                                     Equity Derivative Securities                        Illiquid Securities (limited to 15% of
                                     Debt Securities (below investment grade or junk     fund assets)
                                     bonds)                                              Derivatives
                                     US Government Securities                                -forward currency contracts(2)
                                     Investment Company Securities (including ETFs)          -write (sell) call and put options
                                     Foreign Securities                                       on securities, securities indexes and
                                                                                              foreign securities(3)
                                                                                             -purchase options on securities,
                                                                                              securities indexes and currencies(3)
                                                                                             -interest rate futures contracts,
                                                                                              stock index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)

 Tax-Managed Large Cap Fund           Common Stocks                                      Cash Reserves
                                     Common Stock Equivalents                            Lending Portfolio Securities (not to
                                           -options                                      exceed 33 1/3 % of total fund assets)
                                           -convertible debt securities                  Illiquid Securities (limited to 15% of
                                           -depositary receipts                          fund assets)
                                     Preferred Stocks                                    Derivatives
                                     Equity Derivative Securities                            -write (sell) call and put options
                                     US Government Securities                                 on securities, securities indexes and
                                     Investment Company Securities (including ETFs)           foreign securities(3)
                                     Foreign Securities                                      -purchase options on securities,
                                                                                              securities indexes and currencies(3)
                                                                                             -interest rate futures contracts,
                                                                                              stock index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)

UNDERLYING FUND                      PRINCIPAL INVESTMENTS                               ADDITIONAL INVESTMENTS
------------------------------------ --------------------------------------------------- ------------------------------------------
Tax-Managed Mid & Small              Common Stocks                                       Cash Reserves
Cap Fund                             Common Stock Equivalents                            Lending Portfolio Securities (not to
                                           -options                                      exceed 33 1/3 % of total fund assets)
                                           -convertible debt securities                  Illiquid Securities (limited to 15% of
                                           -depositary receipts                          fund assets)
                                     Preferred Stocks                                    Derivatives
                                     Equity Derivative Securities                            -write (sell) call and put options
                                     US Government Securities                                 on securities, securities indexes and
                                     Investment Company Securities (including ETFs)           foreign securities(3)
                                     Foreign Securities                                      -purchase options on securities,
                                                                                              securities indexes and currencies(3)
                                                                                             -interest rate futures contracts,
                                                                                              stock index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)

Tax Exempt Bond Fund                 US Government Securities                            Cash Reserves
                                     Municipal Obligations                               Repurchase Agreements(1)
                                     Investment Company Securities (including ETFs)      When issued and forward commitment
                                                                                         securities Reverse Repurchase Agreements
                                                                                         Illiquid Securities (limited to 15% of
                                                                                         fund assets) Derivatives
                                                                                             -interest rate futures contracts,
                                                                                              stock index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)
                                                                                             Credit and Liquidity  Enhancements


----------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond, Multistrategy Bond, Short Duration Bond and Emerging Markets Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

      CASH RESERVES. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund's performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds intend to be fully invested at all times. To do so, FRIMCo or a money manager invests the Underlying Funds' cash reserves in short term instruments, including certain FRIC money market funds. In addition to investing in such short term investments, FRIMCo may use a hedging strategy for the Underlying Funds' cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index futures contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index.

This is intended to cause the Underlying Fund to perform as though its cash reserves were actually invested in those markets while enabling the Underlying Fund to hold cash.

      Each Underlying Fund and its money managers that elects to invest its cash reserves in one or more of FRIC's money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment in affiliated money market funds will not exceed 25% of the investing Underlying Funds' total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will invest cash reserves in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Underlying Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to FRIMCo, each Underlying Fund that invests its cash reserves in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves for all Underlying Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Money market Fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services. All assets of the Funds of Funds are allocated to Underlying Funds.


      RUSSELL 1000 INDEX. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depositary Receipts.


      The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index.

      Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

      FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.

                       INVESTMENTS OF THE UNDERLYING FUNDS

      REPURCHASE AGREEMENTS. An Underlying Fund may enter into repurchase agreements with the seller (a bank or securities dealer) who agrees to repurchase the securities at the Underlying Fund's cost plus interest within a specified time (normally one day). The securities purchased by an Underlying Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased.

      REVERSE REPURCHASE AGREEMENTS. An Underlying Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Underlying Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.

      HIGH RISK BONDS. The Underlying Funds, other than the Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a higher credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

      The Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets and Diversified Bond Funds), 10% of its total assets (in the case of the Short Duration Bond Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond, Short Duration Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

      Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB-rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

      Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

      RISK FACTORS. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

      In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.

      Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

      The money managers of the Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

      ILLIQUID SECURITIES. No more than 15% of an Underlying Fund's net assets (taken at current value) will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a Fund's 15% limitation on illiquid securities. These policies do not include
(1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

      The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A, as explained in their respective Prospectuses) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

      FORWARD COMMITMENTS. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with an Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

      Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

      LENDING PORTFOLIO SECURITIES. Cash collateral received by an Underlying Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.

      Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. An Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

      An Underlying Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

      OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose an Underlying Fund to an obligation to another party. The Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

      Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

      Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting an Underlying Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund's net assets).

      Options On Securities And Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

      Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with US Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Underlying Fund.


      An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

      An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

      An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

      If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

      To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

      Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

      An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the

Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

      As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

      If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

      Options On Foreign Currency. An Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.

      Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

      Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

      An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale of an option on a futures contract of the same series.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

      An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

      An Underlying Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

      As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

      When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

      A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to- market its open futures positions.

      An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      Limitations On Use Of Futures And Options On Futures Contracts. An Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

      When purchasing a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

      When selling a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

      When selling a call option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

      When selling a put option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

      The Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

      The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

      Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

      Index Swap Agreements. The Underlying Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Underlying Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

      Under most swap agreements entered into by these Underlying Funds, the parties' obligations are determined on a "net basis." Consequently, an Underlying Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. An Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of an Underlying Fund's portfolio. No Underlying Fund will enter into a swap agreement with any single party if the net amount owned or to be received under existing contracts with that party would exceed 5% of that Underlying Fund's assets.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

      An Underlying Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Underlying Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Funds' repurchase agreement guidelines.

      Foreign Currency Futures Contracts. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

      A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

      The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.


      Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The International Securities, Diversified Bond, Short Duration Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Underlying Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.


      At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

      Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

      The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

      If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

      Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

      The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

      An Underlying Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

      Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by
(1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.


      Swap Agreements. The Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).


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      The Fund may enter into several different types of agreements including interest rate, credit and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner ) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.



      The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.


      The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

      A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

      Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

      HEDGING STRATEGIES. The Underlying Funds may use equity or fixed income securities and derivatives such as index futures contracts, futures options, exchange traded and over-the-counter options and/or index or interest rate swaps as hedging strategies for cash reserves held by those Funds. For example: cash reserves are exposed to the performance of appropriate markets through the performance of index futures contracts. As a result, an Underlying Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves will always be fully exposed to the performance of appropriate markets.

      Financial futures contracts may be used by the International Securities, Diversified Bond, Short Duration Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise,

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

financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

      The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

      Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

      In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.


      DEPOSITARY RECEIPTS. An Underlying Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.



      ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.


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

      ETF'S OR EXCHANGE TRADED FUNDS. The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

      Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

      COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

      PREFERRED STOCKS. Preferred stocks are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are "cumulative," meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are "participating" and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

      CONVERTIBLE SECURITIES. Convertible securities entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, note, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the underlying fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

      REAL ESTATE INVESTMENT TRUSTS. The Underlying Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. An Underlying Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

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      COMMERCIAL PAPER. Commercial paper consists of short-term (usually 1 to
270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the underlying fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

      ASSET-BACKED COMMERCIAL PAPER. Asset-backed commercial paper is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

      BANK INSTRUMENTS. The Diversified Bond, Short Duration Bond and Multistrategy Bond Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.

      INDEXED COMMERCIAL PAPER. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes.


      STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding US Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.


      US GOVERNMENT OBLIGATIONS. The types of US government obligations the Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate US government obligations. The Underlying Funds may purchase US government obligations on a forward commitment basis.

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      VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

      VARIABLE AMOUNT MASTER DEMAND NOTES. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

      WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

      ZERO COUPON SECURITIES. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

      MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The forms of mortgage related and other asset-backed securities the Underlying Funds may invest in include the securities described below:

      MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA") which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

      ASSET-BACKED SECURITIES. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

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      RISK FACTORS. Prepayment of principal on mortgage or asset-backed securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

      LOAN PARTICIPATIONS. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If a corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

      MUNICIPAL OBLIGATIONS. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

      MUNICIPAL BONDS. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

                  GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

                  REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

                  INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

      MUNICIPAL NOTES. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

                  TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

                  BOND ANTICIPATION NOTES - are issued in expectation of a
            municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

                  REVENUE ANTICIPATION NOTES - are issued in expectation of
            receipt of other types of revenues such as certain federal revenues.

                  CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

                  PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

                  TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

                  VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank, such as a letter of credit, to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

                  TAX FREE PARTICIPATION CERTIFICATES- are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

                  A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

                  The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

                  DEMAND NOTES. The Tax Exempt Bond, Money Market and Tax Free
            Money Market Funds may purchase municipal obligations with the right to a "put" or "stand-by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

                  The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

                  The Tax Exempt Bond, Money Market and Tax Free Money Market
            Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

      ECONOMIC AND MONETARY UNION (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, 12 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

      INVESTMENT IN FOREIGN SECURITIES. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

      INVESTMENT IN EMERGING MARKETS. Foreign investment may include emerging market debt and emerging market stock. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

      FOREIGN GOVERNMENT SECURITIES. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

      BRADY BONDS. The Multistrategy Bond and Short Duration Bond Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

      CREDIT AND LIQUIDITY ENHANCEMENTS. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES

      DISTRIBUTIONS OF NET INVESTMENT INCOME. Each Fund of Funds' income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund of Funds. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income, (other than certain qualified dividend income, described below) whether you receive them in cash or additional shares.

      If you are an individual investor, a portion of the dividends received by you from certain Funds of Funds may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund of Funds distribution is treated as qualified dividend income to the extent that an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, and distributes that income to the Fund as a qualified dividend, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-US corporations.

      DISTRIBUTIONS OF CAPITAL GAIN. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund of Funds as capital gain distributions. A Fund of Funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund of Funds. Capital gains generally will be distributed by a Fund of Funds once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

      EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Fund of Funds. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Fund of Funds. A return of capital generally is not taxable to a Fund of Funds, but reduces the Fund of Funds' tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund of Funds' tax basis is taxable to the Fund of Funds as a capital gain.

      Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you.

      INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. Each Fund of Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund of Funds shares for a full year, a Fund of Funds may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund of Funds. Taxable distributions declared by a Fund of Funds in December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

      ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund of Funds has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund of Funds would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund of Funds' earnings and profits.

      EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires a Fund of Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund of Funds intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

      REDEMPTION OF FUND OF FUNDS SHARES. Redemptions (including redemptions in kind) and exchanges of Fund of Funds shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund of Funds shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

      REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund of Funds on those shares.

      WASH SALES. All or a portion of any loss that you realize on a redemption of your Fund of Funds shares is disallowed to the extent that you buy other shares in the Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.


      US GOVERNMENT SECURITIES. The income earned on certain US government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund of Funds. Dividends paid by a Fund of Funds may not be exempt from state and local taxes in certain states when the Fund of Funds invests in US government securities only indirectly by investing in an Underlying Fund.


      DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds of Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund of Funds as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

      INVESTMENT IN COMPLEX SECURITIES. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund's ability to recognize a loss, and, in limited cases, subject the Underlying Fund to US federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to a Fund of Funds and, in turn, to you.


      NON-US INVESTORS. Non-US investors may be subject to US withholding and estate taxes, and are subject to special US tax certification requirements. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund of Funds distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and capital gains. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Underlying Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. Fund distributions, if any, made during such three year period that are attributable to gains from the sale or exchange of "US real property interests," which the Code defines to include direct holdings of US real property and interests (other than solely as a creditor) in "US real property holding corporations," (including certain non-domestically-controlled REITs), will be taxable to non-US investors and will require such investors to file US income tax returns. You should consult your tax advisor about the federal state, local or foreign tax consequences of your investment in the Fund of Funds.



      BACKUP WITHHOLDING. By law, each Fund of Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a US person (including a US resident alien). A Fund of Funds also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

      At October 31, 2004, certain of the Fund of Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


        FUND OF FUNDS        10/31/10    10/31/11     TOTALS
--------------------------  ----------  ----------  ----------
Equity Aggressive Strategy  $  539,797  $  333,051  $  872,848
Aggressive Strategy                 --   2,494,492   2,494,492
Tax-Managed Global Equity    2,177,121   3,565,354   5,742,475

                          MONEY MANAGER INFORMATION FOR
                              THE UNDERLYING FUNDS

                            DIVERSIFIED EQUITY FUND

      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

      Ark Asset Management Co., Inc. is a wholly-owned subsidiary of Ark Asset Holdings, Inc., which is primarily controlled by C. Charles Hetzel.

      Institutional Capital Corporation is controlled by its majority shareholder, Robert H. Lyon.

      Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

      Marsico Capital Management, LLC is a wholly-owned indirect subsidiary of Bank of America Corporation, a publicly traded corporation.

      MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

      Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO North America Holding Company and ABN AMRO Asset Management Holdings, Inc.

      Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

      Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

      Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

                            QUANTITATIVE EQUITY FUND

      Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore
R. Aronson.




      Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.


      Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.


      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

      John A. Levin & Co., Inc. is a wholly-owned subsidiary of BKF Capital Group, Inc., a publicly traded corporation.

      J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

      Kayne Anderson Rudnick Investment Management, LLC is controlled by Phoenix Investment Partners, Ltd, a subsidiary of The Phoenix Companies, Inc., a publicly traded company.

      Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands, Jr.

                               SPECIAL GROWTH FUND

      CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

      David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

      Delphi Management, Inc. is 100% owned by Scott Black.

      Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

      Gould Investment Partners LLC is a limited liability company controlled by Richard H. Gould.

      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.


      Nicholas-Applegate Capital Management LLC is owned 100% by Allianz of America, a wholly-owned subsidiary of Allianz AG, a publicly traded company.


      Roxbury Capital Management, LLC, a limited liability Delaware company, is indirectly controlled by Wilmington Trust Corporation, a publicly traded company and Anthony H. Browne. Other entities within the corporate chain of control include WT Investments, Inc. and Roxbury Capital Management.

      TimesSquare Capital Management, LLC ("TimesSquare") is 60% owned by Affiliated Managers Group, Inc., a publicly traded corporation. Employees of TimesSquare own the remaining 40%, with no individual employee beneficially owning 25% or greater.

                        TAX-MANAGED MID & SMALL CAP FUND

      Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

      Netols Asset Management, Inc. is controlled by its majority shareholder, Jeffrey Netols.

      Parametric Portfolio Associates LLC is 80% controlled by Eaton Vance Acquisition Business Trust which is an indirect, wholly-owned subsidiary of Eaton Vance Inc., a publicly traded company.

      Turner Investment Partners, Inc. See: Diversified Equity Fund.

      Westcap Investors, LLC is primarily controlled by Geoff Edelstein, Brad Slocum and Greg Weirick.

                           REAL ESTATE SECURITIES FUND

      AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

      Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.


      INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

      RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                          INTERNATIONAL SECURITIES FUND

      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      AQR Capital Management, LLC is wholly-owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA and Robert Krail.

      Axiom International Investors LLC ("Axiom") is 100% employee owned. Axiom's controlling shareholder is Andrew Jacobson.

      The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

      Capital International, Inc. is a wholly-owned subsidiary of Capital Group International, Inc., which in turn, is owned by The Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a broad group of approximately 300 key investment and administrative active associates and recent retirees.

      Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

      Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

      Mondrian Investment Partners Limited is controlled by senior members of management.

      Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

                              EMERGING MARKETS FUND

      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

      Genesis Asset Managers, LLP is 99.9% owned by Genesis Fund Managers, LLP. Genesis Fund Managers, LLP is 60% owned, through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis' managers owns the remaining 40% of Genesis Fund Managers, LLP with no individual manager beneficially owning greater than 10%.

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      T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

      Wells Capital Management Inc. is a wholly-owned subsidiary of Wells Fargo Bank N.A., a publicly traded company.

                              DIVERSIFIED BOND FUND

      Bear Stearns Asset Management Inc. is a publicly traded company.

      Lincoln Capital Fixed Income Management Company is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.

      Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.


      Western Asset Management Company is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.


                             MULTISTRATEGY BOND FUND

      Bear Stearns Asset Management Inc. See: Diversified Bond Fund.

      Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

      Morgan Stanley Investment Management Inc. is a wholly-owned, direct subsidiary of Morgan Stanley, a publicly traded company.

      Pacific Investment Management Company LLC. See: Diversified Bond Fund.

                            SHORT DURATION BOND FUND

      Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian and his family.

      Pacific Investment Management Company LLC. See: Diversified Bond Fund.

      STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

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                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("S&P"):

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

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BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -- Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -- A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

MOODY'S:

Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG-1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 -- This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

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MIG-3/VMIG 3 -- This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG -- This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

-- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

-- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

Moody's:

Prime - 1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
Leading market positions in well-established industries. High rates of return on funds employed. Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR - Withdrawn

S&P:

A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

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A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. - An issuer designated N.R. is not rated.

Fitch Investors Service, Inc.:

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D - Default. Denotes actual or imminent payment default.

Notes to Short-Term Ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

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                              FINANCIAL STATEMENTS


The 2004 annual financial statements of the Funds of Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds of Funds' Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference. The 2004 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds' Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.


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                                    GLOSSARY

      BANK INSTRUMENTS -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

      BRADY BONDS -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

      BOARD -- The Board of Trustees of FRIC.


      CASH RESERVES -- The Underlying Funds are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by an Underlying Fund or cash held to meet redemption requests or to pay expenses) in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term instruments, the Underlying Funds may use a hedging strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Underlying Funds to perform as though their cash reserves were actually invested in those markets.


      CODE -- Internal Revenue Code of 1986, as amended.

      CONVERTIBLE SECURITY -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

      COVERED CALL OPTION -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

      CUSTODIAN -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.


      DEPOSITARY RECEIPTS -- These include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.


      DERIVATIVES -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

      DISTRIBUTOR -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

      EQUITY DERIVATIVE SECURITIES -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

      FINANCIAL INTERMEDIARY -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

      FNMA -- Federal National Mortgage Association.

      FORWARD COMMITMENTS -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

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      FORWARD CURRENCY CONTRACTS -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

      FRC -- Frank Russell Company, consultant to FRIC and to the Funds

      FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

      FRIMCO -- Frank Russell Investment Management Company, FRIC's investment advisor, administrator and transfer and dividend paying agent.

      FUNDS -- The 31 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

      FUTURES AND OPTIONS ON FUTURES -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

      GNMA -- Government National Mortgage Association

      ILLIQUID SECURITIES -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

      INVESTMENT GRADE -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

      LENDING PORTFOLIO SECURITIES -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

      MONEY MARKET FUNDS -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

      MOODY'S -- Moody's Investors Service, Inc., an NRSRO

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      MUNICIPAL OBLIGATIONS -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

      NET ASSET VALUE (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

      NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

      NYSE -- New York Stock Exchange

      OPTIONS ON SECURITIES, SECURITIES INDEXES AND CURRENCIES -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency) A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

      PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

      PRIME RATE -- The interest rate charged by leading US banks on loans to their most creditworthy customers

      REPURCHASE AGREEMENTS -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

      REVERSE REPURCHASE AGREEMENTS -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.


      RUSSELL 1000(R) INDEX - The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depositary Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

      S&P -- Standard & Poor's Ratings Group, an NRSRO

      S&P 500 -- Standard & Poor's 500 Composite Price Index

      SHARES -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

      STATEMENT -- FRIC's Statement of Additional Information.

      TRANSFER AGENT -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

      UNDERLYING FUNDS -- The FRIC Funds in which the Funds of Funds invest in.

      US -- United States

      US GOVERNMENT OBLIGATIONS -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

      VARIABLE RATE OBLIGATION -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

      WARRANTS -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

      1940 ACT -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

      1933 ACT -- The Securities Act of 1933, as amended.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                            TELEPHONE 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION

                                NON-FUND OF FUNDS

                                  MARCH 1, 2005

      Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

      This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

      Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

      This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended October 31, 2004. Copies of the Funds' Annual Reports accompany this Statement.

      As of the date of this Statement, FRIC is comprised of 34 Funds, 23 of which commenced operations on the date indicated:

FUND                            FUND INCEPTION DATE    PROSPECTUS DATE
----                            -------------------    ---------------
Equity I                          October 15, 1981       March 1, 2005
Equity II                         December 28, 1981      March 1, 2005
Equity Q                          May 29, 1987           March 1, 2005
Tax-Managed Large Cap             October 7, 1996        March 1, 2005
Tax-Managed Mid & Small Cap(1)    December 1, 1999       March 1, 2005
International                     January 31, 1983       March 1, 2005
Emerging Markets                  January 29, 1993       March 1, 2005
Fixed Income I                    October 15, 1981       March 1, 2005
Fixed Income III                  January 29, 1993       March 1, 2005
Money Market                      October 15, 1981       March 1, 2005
Diversified Equity                September 5, 1985      March 1, 2005
Special Growth                    September 5, 1985      March 1, 2005
Quantitative Equity               May 15, 1987           March 1, 2005
International Securities          September 5, 1985      March 1, 2005
Real Estate Securities            July 28, 1989          March 1, 2005
Diversified Bond                  September 5, 1985      March 1, 2005
Short Duration Bond(2)            October 30, 1981       March 1, 2005
Multistrategy Bond                January 29, 1993       March 1, 2005
Tax Exempt Bond                   September 5, 1985      March 1, 2005
U.S. Government Money Market      September 5, 1985      March 1, 2005
Tax Free Money Market             May 8, 1987            March 1, 2005
Select Growth                     January 31, 2001       March 1, 2005
Select Value                      January 31, 2001       March 1, 2005

______________


(1) On or about March 1, 2002, the Tax-Managed Small Cap Fund was renamed the Tax-Managed Mid & Small Cap Fund.


(2) On September 15, 2004, the Short Term Bond Fund was renamed the Short Duration Bond Fund.

Each of the Funds (except the U.S. Government Money Market and Tax Free Money Market Funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Six of the Funds, the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.


FUND                          CLASS A  CLASS C  CLASS E  CLASS S  CLASS I  CLASS Y
----------------------------  -------  -------  -------  -------  -------  -------
Equity I                                           X                 X        X
Equity II                                          X                 X        X
Equity Q                                           X                 X        X
Tax-Managed Large Cap                     X        X        X
Tax-Managed Mid & Small Cap               X        X        X
International                                      X                 X        X
Emerging Markets                          X        X        X
Fixed Income I                                     X                 X        X
Fixed Income III                                   X                 X        X
Money Market                     X                          X
Diversified Equity                        X        X        X
Special Growth                            X        X        X
Quantitative Equity                       X        X        X
International Securities                  X        X        X
Real Estate Securities                    X        X        X
Diversified Bond                          X        X        X
Short Duration Bond                       X        X        X
Multistrategy Bond                        X        X        X
Tax Exempt Bond                           X        X        X
U.S. Government Money Market                                X
Tax Free Money Market                                       X
Select Growth                             X        X        X        X
Select Value                              X        X        X        X

                                TABLE OF CONTENTS

                      CERTAIN TERMS USED IN THIS STATEMENT
                           ARE DEFINED IN THE GLOSSARY


STRUCTURE AND GOVERNANCE..................................................................................... 1
   ORGANIZATION AND BUSINESS HISTORY......................................................................... 1
   SHAREHOLDER MEETINGS...................................................................................... 1
   CONTROLLING SHAREHOLDERS.................................................................................. 1
   TRUSTEES AND OFFICERS.................................................................................... 11
OPERATION OF FRIC........................................................................................... 18
   SERVICE PROVIDERS........................................................................................ 18
   CONSULTANT............................................................................................... 18
   ADVISOR AND ADMINISTRATOR................................................................................ 18
   PORTFOLIO MANAGERS....................................................................................... 21
   MONEY MANAGERS........................................................................................... 23
   APPROVAL OF INVESTMENT ADVISORY AGREEMENT................................................................ 24
   DISTRIBUTOR.............................................................................................. 26
   CUSTODIAN AND PORTFOLIO ACCOUNTANT....................................................................... 26
   TRANSFER AND DIVIDEND DISBURSING AGENT................................................................... 27
   ORDER PLACEMENT DESIGNEES................................................................................ 27
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................................................ 27
   CODES OF ETHICS.......................................................................................... 27
   PLAN PURSUANT TO RULE 18f-3.............................................................................. 30
   DISTRIBUTION PLANS....................................................................................... 31
   SHAREHOLDER SERVICES PLANS............................................................................... 33
   FUND EXPENSES............................................................................................ 33
   PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES......................................................... 34
   VALUATION OF FUND SHARES................................................................................. 35
   VALUATION OF PORTFOLIO SECURITIES........................................................................ 36
   PORTFOLIO TRANSACTION POLICIES........................................................................... 36
   PROXY VOTING POLICIES AND PROCEDURES..................................................................... 37
   PORTFOLIO TURNOVER RATE.................................................................................. 37
   DISCLOSURE OF PORTFOLIO HOLDINGS......................................................................... 38
   BROKERAGE ALLOCATIONS.................................................................................... 38
   BROKERAGE COMMISSIONS.................................................................................... 39
   YIELD AND TOTAL RETURN QUOTATIONS........................................................................ 42
INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS................................................... 45
   INVESTMENT RESTRICTIONS.................................................................................. 45
   INVESTMENT POLICIES...................................................................................... 47
   INVESTMENTS.............................................................................................. 56
TAXES....................................................................................................... 74
MONEY MANAGER INFORMATION................................................................................... 79
RATINGS OF DEBT INSTRUMENTS................................................................................. 85
FINANCIAL STATEMENTS........................................................................................ 89
GLOSSARY.................................................................................................... 90

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds is diversified.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the Money Market Fund are not subject to an initial sales charge but are subject to a Rule 12b-1 fee of up to 0.75% (currently limited to 0.15%). Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At January 31, 2005, the following shareholders owned 5% or more of any Class of any Fund's Shares:


DIVERSIFIED BOND FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.40%, record.



DIVERSIFIED BOND FUND - CLASS E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 26.46%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.96%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.16%, record.



DIVERSIFIED BOND FUND - CLASS S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 40.91%, record. MODERATE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 15.10%, record. CONSERVATIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 8.20%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.19%, record.



DIVERSIFIED EQUITY FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 11.15%, record.



DIVERSIFIED EQUITY FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.52%, record.



DIVERSIFIED EQUITY FUND - CLASS S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 20.39%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 18.85%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 11.10%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.47%, record.



EMERGING MARKETS FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.09%, record.



EMERGING MARKETS FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.69%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 12.02%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 7.17%, record.



EMERGING MARKETS FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 24.08%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 13.34%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 11.24%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 6.64%, record.



EQUITY I FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.63%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300,

COEUR D ALENE ID 83814-2174, 14.88%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 11.22%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 9.02%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 7.85%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 6.77%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.52%, record.



EQUITY I FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 48.16%, record.



EQUITY I FUND - CLASS Y - FRTC AS TTEE FOR THE, NATIVE HAWAIIAN TRUST FUND, 711 KAPIOLANI BLVD STE 500, HONOLULU HI 96813-5255, 27.05%, record. NEW YORK BOTANICAL GARDEN, POOLED ENDOWMENT, 200TH STREET AND KAZIMIROFF BLVD, BRONX NY 10458, 13.90%, record. EAST BAY COMMUNITY FOUNDATION, GROWTH POOL, DE DOMENICO BLDG, 200 FRANK H OGAWA PLZ, OAKLAND CA 94612- 12.07%, record. VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 11.35%, record. FRANK RUSSELL TRUST COMPANY TTEE, CONTINENTAL AIRLINES PILOT LTD PLAN, UA DTD 11/12/1999, RUSSELL INVEST GRP CLNT SRVC CNTR, 909 A ST 7TH FLOOR, TACOMA WA 98402-5111, 10.84%, record. VIRTUA HEALTH FOUNDATION INC, CORPORATE FINANCE DEPT, ATTN ANITA HO ACCOUNTING MANAGER, 20 W STOW RD STE 8, MARLTON NJ 08053-3160, 7.11%, record. EAST BAY COMMUNITY FOUNDATION, BALANCED POOL, DE DOMENICO BLDG, 200 FRANK H OGAWA PLZ, OAKLAND CA 94612- 2005, 5.17%, record.



EQUITY II FUND - CLASS E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 20.82%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.39%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 14.13%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.89%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 5.71%, record.



EQUITY II FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 57.23%, record.



EQUITY II FUND - CLASS Y - DANIELS FUND, 101 MONROE ST, DENVER CO 80206-5660, 39.26%, record. FRTC AS TRUSTEE FOR THE, MARGUERITE CASEY FOUNDATION, GRANTOR TRUST EQUITY II, SCOTT MCCAULOU CPA/CASEY FAMILY, 1300 DEXTER AVE N STE 300, SEATTLE WA 98109-3542, 19.85%, record. ALCOA FOUNDATION, ATTN ROBERT WENNEMER, 201 ISABELLA ST, PITTSBURGH PA 15212-5827, 14.04%, record. FRTC AS TTEE FOR THE, NATIVE HAWAIIAN TRUST FUND, 711 KAPIOLANI BLVD STE 500, HONOLULU HI 96813-5255, 9.89%, record. STATE STREET BANK & TRUST CO TTEE, PG & E POST RETMNT MEDICAL PL TRUST, NON-MANAGEMENT EMPLOYEES & RETIREES, ATTN: LUKE MCCABE, PO BOX 1992, BOSTON MA 02105-1992, 7.93%, record.



EQUITY Q FUND - CLASS E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 21.96%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 18.80%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 16.55%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 10.55%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 5.02%, record.



EQUITY Q FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 48.03%, record.



EQUITY Q FUND - CLASS Y - ASBURY SERVICES INC, MR LAWRENCE BRADSHAW, 201 RUSSELL AVE,

GAITHERSBURG MD 20877-2801, 10.88%, record. DIOCESAN INVESTMENT TRUST OF THE, DIOCESE OF LOS ANGELES, EPISCOPAL DIOCESE OF LOS ANGELES, TED FORBATH CHIEF FINANCIAL OFFICER, 840 ECHO PARK AVENUE, LOS ANGELES CA 90026-4209, 9.20%, record. FRTC AS TTEE FOR THE, NATIVE HAWAIIAN TRUST FUND, 711 KAPIOLANI BLVD STE 500, HONOLULU HI 96813-5255, 8.69%, record. SAN ANGELO HEALTH FOUNDATION, ATTN TOM EARLY, PO BOX 3550, SAN ANGELO TX 76902-3550, 7.58%, record. TRIANGLE COMMUNITY FOUNDATION, CORE EQUITY, 4813 EMPEROR BLVD STE 130, DURHAM NC 27703-8467, 6.92%, record. BATTLE CREEK COMMUNITY FOUNDATION, STABILITY FUND, ATTN BRENDA HUNT CFRE, ONE RIVERWALK CENTRE, 34 W JACKSON STREET, BATTLE CREEK MI 49017-3542, 6.17%, record. CARL B & FLORENCE E KING, FOUNDATION, ATTN CISSY MOSES, 2929 CARLISLE ST STE 222, DALLAS TX 75204-1079, 5.86%, record. VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 5.00%, record.



FIXED INCOME I FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 53.60%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 18.13%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 7.59%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 7.26%, record. AST TRUST COMPANY TTEE, KARR TUTTLE CAMPBELL, RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ 85016-3434, 5.45%, record.



FIXED INCOME I FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.79%, record. AG FINANCIAL SERVICES GROUP, SELECT RETIREMENT PLAN 403(B), STRATEGY A, 1661 N BOONVILLE AVE, SPRINGFIELD MO 65803- 9.40%, record. RAYMOND JAMES FINANCIAL SERVICES, 880 CARILLON PARKWAY, ST PETERSBURG, FL, 33716, 5.16%, record.



FIXED INCOME I FUND - CLASS Y - VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 13.98%, record. TOYOTA USA FOUNDATION INC, TREAS ANALYTICS DEPT MAIL STOP G315, 19001 S WESTERN AVE, TORRANCE CA 90501-1106, 9.29%, record. THE MONTEREY BAY AQUARIUM, FOUNDATION, ATTN MR EDWARD PROHASKA, 886 CANNERY ROW, MONTEREY CA 93940- 8.74%, record. DIOCESAN INVESTMENT TRUST OF THE, DIOCESE OF LOS ANGELES, EPISCOPAL DIOCESE OF LOS ANGELES, TED FORBATH CHIEF FINANCIAL OFFICER, 840 ECHO PARK AVENUE, LOS ANGELES CA 90026-4209, 8.43%, record. TRIANGLE COMMUNITY FOUNDATION, CORE FIXED INCOME, CAMBRIDGE HALL, 4813 EMPEROR BLVD STE 130, DURHAM NC 27703-8467, 6.58%, record. BATTLE CREEK COMMUNITY FOUNDATION, STABILITY FUND, ATTN BRENDA HUNT CFRE, ONE RIVERWALK CENTRE, 34 W JACKSON STREET, BATTLE CREEK MI 49017-3542, 5.43%, record. FRANK RUSSELL TRUST COMPANY TTEE, CONTINENTAL AIRLINES PILOT LTD PLAN, UA DTD 11/12/1999, RUSSELL INVEST GRP CLNT SRVC CNTR, 909 A ST 7TH FLOOR, TACOMA WA 98402-5111, 5.25%, record.



FIXED INCOME III FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.76%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 25.45%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 22.54%, record. SEI TRUST COMPANY, C/O IAG BEARD ACCOUNTS, ATTN MUTUAL FUNDS ADMINSTRATOR, ONE FREEDOM VALLEY DR, OAKS PA 19456, 9.99%, record. INVESCO TRUST CO TTEE, FBO NORWOOD CLINIC 401K PSP, PO BOX 105779, ATLANTA GA 30348-5779, 8.72%, record.



FIXED INCOME III FUND - CLASS I NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.94%, record. RAYMOND JAMES FINANCIAL SERVICES, 880 CARILLON PARKWAY, ST PETERSBURG, FL, 33716, 8.30%, record.



INTERNATIONAL FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.94%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 21.61%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.92%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300,

COEUR D ALENE ID 83814-2174, 11.53%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 5.01%, record.



INTERNATIONAL FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.10%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 5.23%, record.



INTERNATIONAL FUND - CLASS Y - FRANK RUSSELL TRUST COMPANY IM, UNDER THE CASEY FAMILY PROGRAMS, RUSSELL INVEST GRP CLNT SRVC CNTR, 909 A ST 7TH FLOOR, TACOMA WA 98402-5120, 51.39%, record. FRTC AS TTEE, FOR THE MARGUERITE CASEY FOUNDATION, GRANTOR TRUST INTERNATIONAL, SCOTT MCCAULOU CPA/CASEY FAM PROG, 1300 DEXTER AVE N STE 300, SEATTLE WA 98109-3542, 16.78%, record. SUNTRUST BANK INC CUSTODIAN, FOR SCI CORPORATION, PO BOX 105870, ATLANTA GA 30348-5870, 10.32%, record. NATIONAL FIDUCIARY SERVICES NA, ATTN MUTUAL FUNDS SCI, 10411 WESTHEIMER RD STE 200, HOUSTON TX 77042-3500, 7.36%, record.



INTERNATIONAL SECURITIES FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.10%, record.



INTERNATIONAL SECURITIES FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.59%, record.



INTERNATIONAL SECURITIES FUND - CLASS S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 23.42%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 17.90%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 10.59%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.90%, record.



MONEY MARKET FUND - CLASS A - NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 12.35%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 10.49%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 6.17%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 6.17%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 5.74%, record.



MONEY MARKET FUND - CLASS S - STATE STREET BANK & TRUST COMPANY, FBO FRIC SECURITIES LENDING, PORTFOLIO, 2 AVENUE DE LAFAYETTE UNIT ECA1, BOSTON MA 02111-1724, 27.66%, record.



MULTISTRATEGY BOND FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 17.30%, record.



MULTISTRATEGY BOND FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.61%, record.



MULTISTRATEGY BOND FUND - CLASS S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 38.28%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 24.64%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.89%, record.



QUANTITATIVE EQUITY FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT

OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.25%, record.



QUANTITATIVE EQUITY FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.70%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 8.03%, record.



QUANTITATIVE EQUITY FUND - CLASS S BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 19.38%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 17.91%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 10.55%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.03%, record.



REAL ESTATE SECURITIES FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.83%, record.



REAL ESTATE SECURITIES FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.10%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 15.30%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.08%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 6.02%, record.



REAL ESTATE SECURITIES FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.05%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 11.16%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 8.63%, record.



SELECT GROWTH FUND - CLASS C - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 12.03%, record.



SELECT GROWTH FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 50.06%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 22.48%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 9.77%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.23%, record.



SELECT GROWTH FUND - CLASS I - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 29.58%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 24.16%, record. APEX FOUNDATION, ATTN CRAIG STEWART, ONE 100TH AVE NE, BELLEVUE WA 98004-5629, 6.92%, record.



SELECT GROWTH FUND - CLASS S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 36.75%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.16%, record.



SELECT VALUE FUND - CLASS C THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 5.63%, record.



SELECT VALUE FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR

CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.04%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 17.22%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.05%, record. SEI TRUST COMPANY, C/O IAG BEARD ACCOUNTS, ATTN MUTUAL FUNDS ADMINSTRATOR, ONE FREEDOM VALLEY DR, OAKS PA 19456, 6.42%, record.



SELECT VALUE FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 36.38%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 25.18%, record. APEX FOUNDATION, ATTN CRAIG STEWART, ONE 100TH AVE NE, BELLEVUE WA 98004-5629, 5.08%, record.



SELECT VALUE FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.21%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 14.28%, record.



SHORT DURATION BOND FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.51%, record.



SHORT DURATION BOND FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.82%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 9.53%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 8.49%, record.



SHORT DURATION BOND FUND - CLASS S - CONSERVATIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 24.68%, record. MODERATE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 21.07%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.53%, record.



SPECIAL GROWTH FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.87%, record.



SPECIAL GROWTH FUND - CLASS E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 43.03%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.88%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.58%, record.



SPECIAL GROWTH FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 17.64%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 15.40%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 12.33%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 6.90%, record.



TAX EXEMPT BOND FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.86%, record. A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 7.46%, record. A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 7.03%, record.



TAX EXEMPT BOND FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY

ST, NEW YORK NY 10281-1003, 18.16%, record. REBECCA W RISO TRUST, 118 VIA FLORENZA, PALM BEACH GARDENS FL 33418-6203, 5.78%, record.



TAX EXEMPT BOND FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.97%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.53%, record.



TAX FREE MONEY MARKET FUND - CLASS S - SEI TRUST CO C/O CBWM, ONE FREEDOM VALLEY DR, OAKS PA 19456, 36.49%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.80%, record. MARIL & CO, FBO NORTHWESTERN MUTUAL TRUST, 1000 N WATER ST ACM # TR14, MILWAUKEE WI 53202-6648, 9.70%, record. MFS INSTITUTIONAL ADVISORS, ACCOUNT # GU81, C/O FRANK RUSSELL INV MGMT CO, ATTN OPERATIONS DEPT, PO BOX 1616, TACOMA WA 98401-1616, 7.17%, record. NIAGARA MOHAWK POWER CORPORATION, ATTN NANCY KELLOGG, 25 RESEARCH DR, WESTBOROUGH MA 01582-0001, 5.33%, record.



TAX-MANAGED GLOBAL EQUITY FUND - CLASS C - A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 7.38%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.29%, record.



TAX-MANAGED GLOBAL EQUITY FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.87%, record. A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 12.39%, record.



TAX-MANAGED LARGE CAP FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 18.24%, record.



TAX-MANAGED LARGE CAP FUND - CLASS E - REBECCA W RISO TRUST, 118 VIA FLORENZA, PALM BEACH GARDENS FL 33418-6203, 5.39%, record.



TAX-MANAGED LARGE CAP FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 38.53%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 15.39%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 7.48%, record. TAX MANAGED GLOBAL EQUITY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 6.97%, record.



TAX-MANAGED MID & SMALL CAP FUND - CLASS C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.97%, record.



TAX-MANAGED MID & SMALL CAP FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.43%, record.



TAX-MANAGED MID & SMALL CAP FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 54.24%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 9.05%, record. TAX MANAGED GLOBAL EQUITY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 5.63%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.21%, record.

U.S. GOVERNMENT MONEY MARKET FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.31%, record. NATIONAL ADVISORS TRUST CO FSB, 10881 LOWELL AVE STE 100, OVERLAND PARK KS 66210-1666, 14.42%, record. LP95 LLC, COLORADO LTD LIABILITY CO, 2315 BRIARGATE PKWY STE 100, COLORADO SPGS CO 80920-7646, 11.68%, record. At


January 31, 2005, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who "controls" a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.


DIVERSIFIED BOND FUND - CLASS E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-26.46%, record.



DIVERSIFIED BOND FUND - CLASS S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616 TACOMA WA 98401-1616, 40.91%, record.



EMERGING MARKETS FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.69%, record.



EQUITY I FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 48.16%, record.



EQUITY I FUND - CLASS Y - FRTC AS TTEE FOR THE, NATIVE HAWAIIAN TRUST FUND, 711 KAPIOLANI BLVD STE 500, HONOLULU HI 96813-5255, 27.05%, record.



EQUITY II FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 57.23%, record.



EQUITY II FUND - CLASS Y - DANIELS FUND, 101 MONROE ST, DENVER CO
80206-566039.26%, record.



EQUITY Q FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 48.03%, record.



FIXED INCOME I FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 53.60%, record.



FIXED INCOME I FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.79%, record.



FIXED INCOME III FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.76%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174,25.45%, record.



FIXED INCOME III FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.94%, record.



INTERNATIONAL FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.94%, record.



INTERNATIONAL FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST,

NEW YORK NY 10281-1003, 43.10%, record.



INTERNATIONAL FUND - CLASS Y - FRANK RUSSELL TRUST COMPANY IM, UNDER THE CASEY FAMILY PROGRAMSRUSSELL INVEST GRP CLNT SRVC CNTR, 909 A ST 7TH FLOOR, TACOMA WA 98402-, 51.39%, record.



MONEY MARKET FUND - CLASS S - STATE STREET BANK & TRUST COMPANY, FBO FRIC SECURITIES LENDINGPORTFOLIO, 2 AVENUE DE LAFAYETTE UNIT ECA1, BOSTON MA 02111-1724, 27.66%, record.



MULTISTRATEGY BOND FUND - CLASS S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 38.28%, record.



SELECT GROWTH FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 50.06%, record.



SELECT GROWTH FUND - CLASS I - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 29.58%, record.



SELECT GROWTH FUND - CLASS S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 36.75%, record.



SELECT VALUE FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.04%, record.



SELECT VALUE FUND - CLASS I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 36.38%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 25.18%, record.



SELECT VALUE FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.21%, record.



SHORT DURATION BOND FUND - CLASS E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.82%, record.



SPECIAL GROWTH FUND - CLASS E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-43.03%, record.



TAX EXEMPT BOND FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.97%, record.



TAX FREE MONEY MARKET FUND - CLASS S - SEI TRUST CO C/O CBWM, ONE FREEDOM VALLEY DR, OAKS PA 19456, 36.49%, record.



TAX-MANAGED LARGE CAP FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 38.53%, record.



TAX-MANAGED MID & SMALL CAP FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 54.24%, record.



U.S. GOVERNMENT MONEY MARKET FUND - CLASS S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.31%, record.



The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are also four Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls, and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Ms. Kristianne Blake and Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy and Jonathan Fine, each of whom is an independent Trustee. For the fiscal year ending October 31, 2004, the Audit Committee held six meetings. FRIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.


The primary functions of the Nominating and Governance Committee are to: (1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ending October 31, 2004, the Nominating and Governance Committee held six meetings.



FRIC paid in aggregate $715,874 for the fiscal year ended October 31, 2004 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance, lead trustee and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. Effective November 1, 2004, the audit committee chairperson will receive an additional fee. FRIC's officers and employees are paid by FRIMCo or its affiliates.



The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 39 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                            NO. OF
                                                                                          PORTFOLIOS
                                                                                             IN
                            POSITION(S)                                                    RUSSELL
                             HELD WITH                                                       FUND           OTHER
                             FUND AND                          PRINCIPAL OCCUPATION(S)      COMPLEX      DIRECTORSHIPS
    NAME, AGE,              LENGTH OF                                 DURING THE          OVERSEEN BY        HELD
     ADDRESS                TIME SERVED      TERM OF OFFICE          PAST 5 YEARS           TRUSTEE       BY TRUSTEE
------------------------   -------------    ----------------   ------------------------   -----------    -------------
   INTERESTED
    TRUSTEES
------------------------   -------------    ----------------   ------------------------   -----------    -------------
*Lynn L. Anderson,         Trustee since    Appointed until    -  Vice Chairman, FRC          39            Trustee,
Born April 22, 1939        1987             successor is       -  Chairman of the                           The SSgA
                                            duly elected and      Board, FRIC and RIF                       Funds
909 A Street                                qualified          -  CEO, Russell Fund                         (investment
Tacoma, Washington                                                Distributors, Inc.                        company)
98402-1616                                                        (broker-dealer "RFD"))
                                                               -  President and
                                                                  Chairman of the
                                                                  Board, SSgA Funds
                                                                  (investment company)
                                                               -  Chairman of the
                                                                  Board, FRTC
                                                               -  Until July 2004,
                                                                  Director, Frank
                                                                  Russell Investments
                                                                  (Ireland) Limited
                                                                  (Irish limited
                                                                  company) and Frank
                                                                  Russell Investments
                                                                  (Cayman) Ltd.
                                                                  (manager of variable
                                                                  capital investment
                                                                  companies)
                                                               -  Until October 2002,
                                                                  President and CEO,
                                                                  FRIC and RIF
                                                               -  Until January 2005,
                                                                  Chairman of the
                                                                  Board, RFD and FRIMCo

*Michael J.A. Phillips,    Trustee          Appointed until    -  Chairman of the             39           None
Born January 20, 1948      Since 2002       successor is          Board, FRC
                                            duly elected and   -  1990 - 2003,
909 A Street                                qualified.            President, FRC
Tacoma, Washington                                             -  1993 - 2003, CEO, FRC
98402-1616                                                     -  Trustee, FRIC and RIF
                                                               -  Director, FRTC; Frank
                                                                  Russell Investments
                                                                  (Suisse) S.A. (global
                                                                  investment services);
                                                                  Frank Russell Company
                                                                  Limited (consultant
                                                                  to institutional
                                                                  investors in Europe
                                                                  and the UK)
                                                               -  Chairman of the Board
                                                                  and President,
                                                                  Russell 20-20
                                                                  Association; and
                                                                  Frank Russell
                                                                  Investments
                                                                  (Delaware), Inc.
                                                                  (general partner in
                                                                  various limited
                                                                  partnerships
                                                                  ("FRIDI"))
                                                               -  Until 2004, Director,
                                                                  Russell Investment
                                                                  Group Pty. Limited
                                                                  (consultant to
                                                                  superannuation funds
                                                                  in Australia); and
                                                                  Frank Russell Japan
                                                                  Co., Ltd. (consultant
                                                                  to institutional
                                                                  investors in Japan)
                                                               -  Director, Harold
                                                                  LeMay Museum (classic
                                                                  car museum)
                                                               -  Advisory board
                                                                  member, University of
                                                                  Washington, Tacoma
                                                                  (educational
                                                                  institution)

* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.


                                                                                             NO. OF
                                                                                           PORTFOLIOS
                                                                                              IN
                            POSITION(S)                                                     RUSSELL
                             HELD WITH                                                        FUND           OTHER
                             FUND AND                          PRINCIPAL OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
    NAME, AGE,              LENGTH OF                                 DURING THE           OVERSEEN BY        HELD
    ADDRESS                 TIME SERVED      TERM OF OFFICE          PAST 5 YEARS            TRUSTEE       BY TRUSTEE
------------------------   -------------    ----------------  -------------------------    -----------    -------------
   INDEPENDENT
    TRUSTEES
------------------------   -------------    ----------------  -------------------------    -----------    -------------
Paul E. Anderson,             Trustee       Appointed until   -  1996 to present,              39            None
Born October 15, 1931         since 1984    successor is         President, Anderson
                                            duly
                                            elected and          Management Group LLC
909 A Street                                qualified            (private investments
Tacoma, Washington                                               consulting)
98402-1616

Kristianne Blake,             Trustee       Appointed until   -  President,                    39         -  Trustee
Born January 22, 1954         since 2000    successor is         Kristianne                                  WM Group
                                            duly                 Gates Blake, P.S.                           of Funds
                                            elected and          (accounting services)                       (investment
909 A Street                                qualified                                                        company);
Tacoma, Washington                                                                                        -  Director,
98402-1616                                                                                                   Avista Corp

Daniel P. Connealy            Trustee       Appointed until   -  June 2004 to                  39         -  Director,
Born June 6, 1946             since         successor is         present, Senior Vice                        Gold Banc
                              2003          duly                 President and Chief                         Corporation,
909 A Street                                elected and          Financial Officer,                          Inc.
Tacoma, Washington                          qualified            Waddell & Reed
98402-1616                                                       Financial, Inc.
                                                              -  2003, Retired
                                                              -  2001 - 2003, Vice
                                                                 President and Chief
                                                                 Financial Officer,
                                                                 Janus Capital Group Inc.
                                                              -  1979 - 2001, Audit
                                                                 and Accounting Partner,
                                                                 PricewaterhouseCoopers
                                                                 LLP

Jonathan Fine                 Trustee       Appointed until   -  President and Chief           39            None
Born July 8, 1954             since         successor is         Executive Officer,
                              2004          duly                 United Way of King
909 A Street                                elected and          County, WA
Tacoma, Washington                          qualified         -  1996 - 2000, Chief
98402-1616                                                       Executive Officer,
                                                                 Seattle/King County
                                                                 Chapter of the American
                                                                 Red Cross

Lee C. Gingrich,              Trustee       Appointed until   -  Retired since 1995            39            None
Born October 6, 1930          since 1984    successor is duly
                                            elected and
909 A Street                                qualified
Tacoma, Washington
98402-1616

Raymond P. Tennison, Jr.      Trustee       Appointed until   -  Currently, President,         39            None
Born December 21, 1955        since 2000    successor is duly    Simpson Investment
                                            elected and          Company and several
909 A Street                                qualified            additional subsidiary
Tacoma, Washington                                               companies, including
98402-1616                                                       Simpson Timber Company,
                                                                 Simpson Paper Company
                                                                 and Simpson Tacoma
                                                                 Kraft Company

Julie W. Weston,              Trustee       Appointed until   -  Retired since 2000            39            None

Born October 2, 1943          since 2002    successor is      -  1987 to 2000,
909 A Street                                duly                 Arbitrator,
Tacoma, Washington                          elected and          The American Arbitration
98402-1616                                  qualified            Association Commercial
                                                                 Panel
                                                              -  1995 to 1999,
                                                                 Hearing
                                                                 Officer, University of
                                                                 Washington
                                                              -  1987 to 2002,
                                                                 Director, Smith Barney
                                                                 Fundamental Value Fund



                                                                                             NO. OF
                                                                                           PORTFOLIOS
                                                                                              IN
                            POSITION(S)                                                     RUSSELL
                             HELD WITH                                                        FUND           OTHER
                             FUND AND                          PRINCIPAL OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
    NAME, AGE,              LENGTH OF                                 DURING THE           OVERSEEN BY        HELD
    ADDRESS                 TIME SERVED      TERM OF OFFICE          PAST 5 YEARS            TRUSTEE       BY TRUSTEE
------------------------   -------------    ----------------  -------------------------    -----------    -------------
    EMERITUS
    TRUSTEES
------------------------   -------------    ----------------  -------------------------    -----------    -------------
*George F. Russell, Jr.,   Trustee          Until resignation    -  Director Emeritus,         39             None
Born July 3, 1932          Emeritus and     or removal              Frank Russell
                           Chairman                                 Company
909 A Street               Emeritus                                 (investment
Tacoma, Washington         since 1999                               consultant to
98402-1616                                                          institutional
                                                                    investors
                                                                    ("FRC")); and
                                                                    FRIMCo
                                                                 -  Chairman Emeritus,
                                                                    FRIC and RIF;
                                                                    Frank Russell
                                                                    Securities, Inc.
                                                                    (broker-dealer and
                                                                    investment advisor
                                                                    ("FRS")); Russell
                                                                    20-20 Association
                                                                    (non-profit
                                                                    corporation); and
                                                                    Frank Russell
                                                                    Trust Company
                                                                    (non-depository
                                                                    trust company
                                                                    ("FRTC"))
                                                                 -  Chairman, Sunshine
                                                                    Management
                                                                    Services, LLC
                                                                    (investment
                                                                    advisor)

Paul Anton, Ph.D.,         Trustee           Five year term      -  Retired since 1997         39             None
Born December 1, 1919      Emeritus
                           since 2003                            -  Trustee of FRIC
                                                                    and RIF
909 A Street                                                        Until 2002
Tacoma, Washington
98402-1616

William E. Baxter,         Trustee           Five year term      -  Retired since 1986         39             None
Born June 8, 1925          Emeritus
                           since 2004                            -  Trustee of FRIC
                                                                    and RIF
909 A Street                                                        Until 2004
Tacoma, Washington
98402-1616

Eleanor W. Palmer,         Trustee           Five year term      -  Retired since 1981         39             None
Born May 5, 1926           Emeritus
                           since 2004                            -  Trustee of FRIC
                                                                    and RIF
909 A Street                                                        Until 2004
Tacoma, Washington
98402-1616



* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

                                  POSITION(S) HELD                                  PRINCIPAL OCCUPATION(S)
       NAME, AGE,               WITH FUND AND LENGTH                                       DURING THE
        ADDRESS                    OF TIME SERVED       TERM OF OFFICE                    PAST 5 YEARS
       ---------                ---------------------   --------------              -----------------------
       OFFICERS
       ---------                ---------------------   --------------              -----------------------
J. David Greenwald              Chief Compliance       Until successor    -   Chief Compliance Officer, FRIC
Born September 24, 1957         Officer since 2004     is chosen and      -   Chief Compliance Officer, RIF
                                                       qualified by       -   Chief Compliance Officer, FRIMCo
909 A Street                                           Trustees           -   2003-2004 Vice President and Head of Fund
Tacoma, Washington                                                            Compliance, ING Funds LLC
98402-1616                                                                -   1996-2003 Director of Mutual Fund Compliance
                                                                              and Operations, American Skandia, Inc.

Greg J. Stark,                  President and Chief    Until successor    -   President and CEO, FRIC and RIF
Born May 3, 1968                Executive Officer      is chosen and      -   Chairman of the Board, President and CEO,
                                since 2004             qualified by           FRIMCo
909 A Street                                           Trustees           -   Chairman of the Board and President, RFD and
Tacoma, Washington                                                            Russell Insurance Agency, Inc. (insurance agency
98402-1616                                                                    ("RIA")
                                                                          -   Until 2004, Managing Director of Individual
                                                                              Investor Services, FRC
                                                                          -   2000 to 2004, Managing Director, Sales and
                                                                              Client Service, FRIMCo
                                                                          -   1998 to 2000, Representative Director, Frank
                                                                              Russell Company, Ltd. (asset manager in Japan)

Mark E. Swanson,                Treasurer and Chief     Until successor   -   Treasurer and Chief Accounting Officer, FRIC
Born November 26, 1963          Accounting Officer      is chosen and         and RIF
                                since 1998              qualified by      -   Director, Funds Administration, FRIMCo, FRTC
                                                        Trustees              and RFD
                                                                          -   Treasurer and Principal Accounting Officer,
                                                                              SSgA Funds
909 A Street
Tacoma, Washington
98402-1616

Thomas F. Hanly,                 Chief Investment       Until removed by  -   Chief Investment Officer, FRIC, RIF, FRC,
Born November 17, 1964           Officer since 2004     Trustees              FRTC
                                                                          -   Director and Chief Investment Officer,
909 A Street                                                                  FRIMCo and RFD
Tacoma, Washington                                                        -   Director, Frank Russell International
98402-1616                                                                    Services Co., Inc. (provide services to U.S.
                                                                              personnel secunded to overseas enterprises
                                                                              ("FRISCo"))
                                                                          -   1999 to 2003, Chief Financial Officer, FRC,
                                                                               FRIC and RIF

Karl J. Ege,                     Secretary and          Until removed by  -   Secretary and General Counsel, FRIC, RIF,
Born October 8, 1941             General Counsel        Trustees              FRIMCo, FRTC, and RFD
                                 since 1994                               -   Secretary, General Counsel and Managing
909 A Street                                                                  Director of Law and Government Affairs, FRC
Tacoma, Washington                                                        -   Director, Secretary and General Counsel,
98402-1616                                                                    Frank Russell Capital Inc. (investment advisor);
                                                                              Russell Real Estate Advisors, Inc. (real estate
                                                                              investment advisor)
                                                                          -   Director and Secretary, Russell 20-20
                                                                              Association; RIA; A Street Investment Associates,
                                                                              Inc. (real estate leasing); FRIDI; and FRISCo
                                                                          -   Director and Assistant Secretary, Frank
                                                                              Russell Company Limited and Russell Systems Limited
                                                                              (limited company)
                                                                          -   Director, FRS, Russell Investment Group Pty.
                                                                              Ltd.; Frank Russell Japan Co., Ltd. (holding
                                                                              company); Frank Russell Investment Company Plc
                                                                              Frank Russell Institutional Funds Plc, Frank
                                                                              Russell Multi-Manager Funds plc; Frank Russell
                                                                              Investment Company II plc, Frank Russell Investment
                                                                              Company III plc, Russell Alternative Investment
                                                                              Fund plc, and Russell Diversified Alternatives Fund
                                                                              (each, an investment company); Frank Russell Asset
                                                                              Management (Cayman) LLC (general partner of limited
                                                                              partnerships); Russell Investment Group Limited
                                                                              (institutional consultant); Russell Investment
                                                                              Management Ltd. (institutional investment
                                                                              management); Russell Investment Group Private
                                                                              Limited (investment and fund management advisory
                                                                              services); and Frank Russell Investments (Ireland)
                                                                              Ltd.
                                                                          -   Statutory Auditor, Frank Russell Company,
                                                                              Ltd. (asset management and consulting)

                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004




                                                         PENSION OR                                      TOTAL COMPENSATION
                                   AGGREGATE             RETIREMENT               ESTIMATED ANNUAL      FROM FRIC AND RUSSELL
                                 COMPENSATION         BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
     INTERESTED TRUSTEES           FROM FRIC         PART OF FRIC EXPENSES           RETIREMENT            PAID TO TRUSTEES
     -------------------         ------------        ---------------------         -------------        ---------------------
Lynn L. Anderson                  $     0                   $    0                     $    0                   $     0
Michael J. Phillips               $     0                   $    0                     $    0                   $     0
    INDEPENDENT TRUSTEES

Paul E. Anderson                  $93,600                   $    0                     $    0                   $97,500
Kristianne Blake                  $87,360                   $    0                     $    0                   $91,000
Daniel P. Connealy                $79,200                   $    0                     $    0                   $82,500
Jonathan Fine*                    $31,634                   $    0                     $    0                   $32,952
Lee C. Gingrich                   $89,760                   $    0                     $    0                   $93,500
Raymond P. Tennison, Jr.          $83,520                   $    0                     $    0                   $87,000
Julie W. Weston                   $84,000                   $    0                     $    0                   $87,500
      TRUSTEES EMERITUS

George F. Russell, Jr.            $     0                   $    0                     $    0                   $     0
Paul Anton, PhD.                  $39,936                   $    0                     $    0                   $41,600
William E. Baxter**               $61,105                   $    0                     $    0                   $63,651
Eleanor W. Palmer***              $65,759                   $    0                     $    0                   $68,499


*     Mr. Fine was elected to the Board of Trustees effective May 24, 2004.

**    Mr. Baxter was elected Trustee Emeritus effective March 2, 2004.

***   Ms. Palmer was elected Trustee Emeritus effective May 26, 2004.

                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004


                                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                            SECURITIES IN ALL REGISTERED
                                                                                           INVESTMENT COMPANIES OVERSEEN
                                                DOLLAR RANGE OF EQUITY                      BY TRUSTEES IN RUSSELL FUND
      INTERESTED TRUSTEES                       SECURITIES IN EACH FUND                               COMPLEX
      -------------------       -------------------------------------------------         --------------------------------
Lynn L. Anderson*               None                                                              Over $100,000

Michael J. Phillips*            None                                                              $50,001-$100,000

    INDEPENDENT TRUSTEES

Paul E. Anderson                None                                                              **

Kristianne Blake                Equity Q                          Over $100,000                   Over $100,000
                                Select Value                      Over $100,000

Daniel P. Connealy              Equity I                          $50,001-$100,000                Over $100,000
                                Fixed Income III                  $10,001-$50,000
                                International                     $10,001-$50,000
                                Emerging Markets                  $10,001-$50,000
                                Select Growth                     $10,001-$50,000
                                Select Value                      $10,001-$50,000

Jonathan Fine                   Equity Q                          $10,001-$50,000                 Over $100,000
                                Fixed Income III                  $10,001-$50,000
                                International                     $10,001-$50,000
                                Emerging Markets                  $10,001-$50,000
                                Real Estate Securities            $10,001-$50,000
                                Select Value                      $10,001-$50,000
                                Short Duration Bond               $10,001-$50,000
                                Tax Exempt Bond                   $10,001-$50,000

Lee C. Gingrich                 Equity II                         $10,001-$50,000                 Over $100,000
                                Equity Q                          $10,001-$50,000

                                Real Estate Securities            $50,001-$100,000

Raymond P. Tennison, Jr.        Equity I                          Over $100,000                   Over $100,000
                                Equity II                         Over $100,000
                                Equity Q                          $50,001-$100,000
                                International                     $50,001-$100,000
                                Real Estate Securities            $10,001-$50,000
                                Select Value                      $50,001-$100,000
                                Tax Exempt Bond                   $10,001-$50,000

Julie W. Weston                 Equity II                         $10,001-$50,000                 $50,001-$100,000
                                Fixed Income I                    $1-$10,000
                                Fixed Income III                  $10,001-$50,000
                                International                     $1-$10,000
                                Real Estate Securities            $10,001-$50,000
                                Tax Exempt Bond                   $1-$10,000

      TRUSTEES EMERITUS

George F. Russell, Jr.          Tax-Managed Mid & Small Cap       Over $100,000                   Over $100,000

Paul Anton, Ph.D.               Equity II                         $10,001-$50,000                 $50,001-$100,000
                                International                     $10,001-$50,000
                                Emerging Markets                  $1-$10,000
                                Real Estate Securities            $10,001-$50,000

William E. Baxter               Equity Q                          $1-$10,000                      $1-$10,000

Eleanor W. Palmer               None                                                              $0



*Mr. Lynn Anderson and Mr. Phillips are participants in the FRC deferred compensation plan, which beneficially owns securities of RIF. Mr. Anderson and Mr. Phillips do not have beneficial ownership of RIF securities through their participation in the plan.

**On January 7, 2005, Mr. Paul Anderson purchased over $100,000 of a Fund in the Russell Fund Complex.

                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant and Trade Placement Agent    Frank Russell Company

Advisor, Administrator, Transfer and    Frank Russell Investment Management
Dividend Disbursing Agent               Company

Money Managers                          Multiple professional discretionary
                                        investment management organizations

Custodian and Portfolio Accountant      State Street Bank and Trust Company

CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, and trade placement services to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture, and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.

As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.


FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.


ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo, with the assistance of FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates Fund assets among money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager arranges for execution of portfolio securities transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. (See, "Investment Policies - Cash Reserves.") FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manager to another.

FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and U.S. Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.


Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each Fund. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds (except the Tax Exempt Bond Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). Currently, the cash reserves and collateral for the Tax Exempt Bond Fund are invested in FRIC's Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in the Tax Free Money Market Fund is 0.25%.

The Funds paid FRIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002, respectively:


                                                                                    ANNUAL RATE
         FUND                               $AMOUNT PAID               (AS A % OF AVERAGE DAILY NET ASSETS)
----------------------------   -------------------------------------   ------------------------------------
                                  2004          2003         2002      2004            2003            2002
                                  ----          ----         ----      ----            ----            ----
Diversified Equity             $13,435,580   $8,858,252   $8,522,028   0.73%           0.73%           0.73%
Special Growth                   6,689,189    5,356,553    5,841,564   0.90%           0.90%           0.90%
Quantitative Equity             14,320,815    9,657,060    9,164,790   0.73%           0.73%           0.73%
International Securities        14,088,594    8,855,554    7,802,990   0.90%           0.90%           0.90%
Real Estate Securities           8,495,904    5,792,981    5,333,647   0.80%           0.80%           0.80%
Diversified Bond                 4,736,838    3,796,822    3,070,332   0.40%           0.40%           0.40%
Multistrategy Bond               6,981,735    4,458,421    3,820,888   0.60%           0.60%           0.60%
Tax Exempt Bond                    549,244      477,966      472,477   0.30%           0.30%           0.30%
U.S. Government Money Market       114,686      162,820      161,329   0.20%           0.20%           0.20%
Tax Free Money Market              272,071      288,935      352,190   0.20%           0.20%           0.20%
Equity I                         4,180,776    3,666,182    4,587,880   0.55%           0.55%           0.55%
Equity II                        6,297,505    5,047,700    5,251,283   0.70%           0.70%           0.70%
Equity Q                         7,215,402    7,995,558    8,308,209   0.55%           0.55%           0.55%
Tax-Managed Large Cap            2,437,197    2,273,391    3,149,980   0.70%           0.70%           0.70%
Tax-Managed Mid & Small Cap      1,183,492      917,895      971,267   0.98%           0.98%           0.98%
International                    9,202,521    6,962,449    7,303,257   0.70%           0.70%           0.70%
Emerging Markets                 5,680,194    3,684,130    3,698,014   1.15%           1.15%           1.15%
Fixed Income I                   2,757,774    3,077,806    3,215,315   0.25%           0.25%           0.25%
Fixed Income III                 1,818,645    1,488,835    1,758,886   0.50%           0.50%           0.50%
Short Duration Bond              4,915,805    3,752,880    2,316,334   0.45%           0.45%           0.45%
Money Market                     5,721,202    3,899,267    3,874,832   0.20%           0.20%           0.20%
Select Value                     1,777,257      465,137      419,589   0.70%           0.70%           0.70%
Select Growth                      837,476      553,617      556,812   0.80%           0.80%           0.80%





FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.


For the Money Market Fund, FRIMCo has contractually agreed to waive, until February 28, 2006, 0.15% of its 0.25% combined advisory and administrative fee. FRIMCo waived fees in the amounts of $2,906,032, $2,924,451 and $4,303,054 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $1,937,508, $1,949,633 and $2,836,296 for the fiscal years ended October 31,
2002, 2003 and 2004, respectively.



For the U.S. Government Money Market Fund, prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.25% combined advisory and administrative fee, to the extent that Fund expenses exceeded 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $151,294, $54,158 and $0 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. The Fund paid $50,368, $149,367 and $143,357 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.



For the Tax Free Money Market Fund, prior to March 1, 2003, FRIMCo had contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees. FRIMCo waived fees in the amounts of $176,103, $47,496 and $0 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $264,139, $313,673 and $340,089 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.



For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $283,457, $221,976 and $112,624 for the fiscal years ended October 31, 2002,
2003 and 2004, respectively. There was no reimbursement for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $741,115, $742,751 and $1,131,250 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.



For the Short Duration Bond Fund, FRIMCo had contractually agreed to waive, until February 29, 2004, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund on an annual basis. Until February 28, 2003 FRIMCo had contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $965,164, $1,336,988 and $293,361 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,654,785, $2,832,879 and $5,168,645 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.


For the Class Y Shares of each Institutional Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more. For the fiscal years ended October 31, 2002, 2003 and 2004, respectively, FRIMCo did not waive any portion of its transfer agency fees for any of the Institutional Funds.


For the Select Growth Fund, FRIMCo has contractually agreed to waive at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for each of Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. Prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, prior to March 1, 2003, after applying the foregoing waiver, FRIMCo contractually agreed to waive, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceeded 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amounts of $382,414, $336,433 and $222,875 for the fiscal years ended October 31, 2002,
2003 and 2004, respectively.



For the Select Value Fund, FRIMCo has contractually agreed to waive at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. Prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, prior to March 1, 2003, after applying the foregoing waiver, FRIMCo contractually agreed to waive up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amount of $328,337, $232,023 and $13,123 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.



Effective September 15, 2004, for the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, FRIMCo has contractually agreed to waive 0.02% of its 0.05% administrative fee. For the fiscal year ended October 31, 2004 FRIMCo waived administrative fees in the amounts of $20,599, $23,109, $34,853, $35,283, $27,035 and $10,781 for the
Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, respectively.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. The table in the next section entitled "Money Managers" sets forth the fees paid to money managers. The following table sets forth the net advisory fees retained by FRIMCo:


                                                                                   ANNUAL RATE
                                                                           (AS A % OF AVERAGE DAILY
          FUND                             $AMOUNT PAID                             NET ASSETS)
----------------------------   ------------------------------------        --------------------------
                                  2004         2003         2002           2004       2003       2002
                               ----------   ----------   ----------        ----       ----       ----
Diversified Equity             $9,538,985   $6,410,131   $6,080,573        0.52%      0.53%      0.52%
Special Growth                  3,668,372    2,923,787    3,175,792        0.49%      0.49%      0.49%
Quantitative Equity            11,420,719    7,532,730    6,953,020        0.58%      0.57%      0.55%
International Securities        9,353,876    5,811,168    4,863,914        0.60%      0.59%      0.56%
Real Estate Securities          5,878,630    3,957,490    3,560,917        0.55%      0.55%      0.53%
Diversified Bond                4,032,955    3,208,982    2,613,541        0.34%      0.34%      0.34%
Multistrategy Bond              5,524,967    3,452,012    2,932,003        0.47%      0.46%      0.46%
Tax Exempt Bond                   169,482      141,502      140,192        0.09%      0.09%      0.09%
U.S. Government Money Market      114,686      162,820      161,329        0.20%      0.20%      0.20%
Tax Free Money Market             155,823      167,905      215,411        0.11%      0.12%      0.12%
Equity I                        2,564,417    2,287,617    2,805,903        0.34%      0.34%      0.34%
Equity II                       2,580,563    2,074,756    2,200,492        0.29%      0.29%      0.29%
Equity Q                        5,336,308    5,650,891    5,673,702        0.41%      0.39%      0.38%
Tax-Managed Large Cap           1,418,202    1,387,293    2,004,628        0.41%      0.43%      0.45%
Tax-Managed Mid & Small Cap       662,608      520,389      547,060        0.55%      0.56%      0.56%
International                   5,124,416    3,746,862    3,736,892        0.39%      0.38%      0.36%
Emerging Markets                3,112,728    1,958,245    1,948,279        0.63%      0.61%      0.61%
Fixed Income I                  2,171,273    2,386,726    2,442,945        0.20%      0.19%      0.19%
Fixed Income III                1,378,738    1,088,804    1,268,815        0.38%      0.37%      0.36%
Short Duration Bond             3,457,651    2,436,916    1,415,268        0.32%      0.29%      0.28%
Money Market                    5,721,202    3,899,267    3,874,832        0.20%      0.20%      0.20%
Select Value                    1,134,872      264,023      228,940        0.45%      0.45%      0.46%
Select Growth                     530,283      367,044      373,430        0.51%      0.48%      0.45%





FRIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


PORTFOLIO MANAGERS. The FRIMCo Managers (FRIMCo's officers and employees who manage the Funds, oversee the money managers and have primary responsibility for the management of the Funds) are compensated by FRIMCo with salaries, bonuses, profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses are based on the FRIMCo Manager's managed accounts previous fiscal year's pre-tax performance, which performance is measured both quantitatively (evaluated based on the performance of the accounts versus relevant market indexes and peer groups, with both 1 and 3-year horizons included) and qualitatively (evaluated based on the FRIMCo Manager's quality of decisions made for the accounts, contributions to client services efforts and improvement of FRIMCo's investment process). Bonus determinations are made based on performance of all accounts managed by a FRIMCo Manager taking into consideration the number of accounts and the assets under management in each account. The market indexes and peer group averages used to evaluate the performance of the Funds are as follows:


Equity I Fund                              Lipper Large-Cap Core Funds Average
Diversified Equity Fund                    Russell 1000 Index

Equity Q Fund                              Lipper Large-Cap Core Funds Average
Quantitative Equity Fund                   Russell 1000 Index

Equity II Fund                             Lipper Small-Cap Core Funds Average
Special Growth Fund                        Lipper Mid-Cap Core Funds Average
                                           Russell 2500 Index

International Fund                         Lipper International Funds Average
International Securities Fund              MSCI EAFE Index

Fixed Income I Fund                        Lipper Intermediate Investment Grade
Diversified Bond Fund                      Debt Funds Average
                                           Lehman Brothers Aggregate Bond Index

Fixed Income III Fund                      Lipper Corporate Debt Funds BBB-Rated
                                           Average

Multistrategy Bond Fund                    Lipper Intermediate Investment Grade
                                           Debt Funds Average
                                           Lehman Brothers Aggregate Bond Index
Select Growth Fund                         Lipper Large-Cap Growth Funds Average
                                           Russell 1000 Growth Index
Select Value Fund                          Lipper Large-Cap Value Funds Average
                                           Russell 1000 Value Index
Tax-Managed Large Cap Fund                 Lipper Large-Cap Core Funds Average
                                           S&P 500 Index
Tax-Managed Mid & Small Cap Fund           Lipper Mid-Cap Core Fund Average
                                           Russell Small Cap Completeness Index
Real Estate Securities Fund                Lipper Real Estate Funds Average
                                           NAREIT Equity REIT Index
Emerging Markets Fund                      Lipper Emerging Markets Funds Average
                                           MSCI Emerging Markets Index
Short Duration Bond Fund                   Lipper Short-Investment Grade Debt
                                           Funds Average
                                           Merrill Lynch US Treasuries 1-3 Yr
Tax Exempt Bond Fund                       Lipper Intermediate Municipal Debt
                                           Funds Average
                                           Lipper Short Intermediate Municipal
                                           Debt Funds Average
                                           Lehman Brothers Municipal 1-10 Yr
Money Market Fund                          Lipper Money Market Funds
                                           Citigroup 3-Month Treasury Bill Index
US Government Money Market Fund            Lipper U.S. Government Money Market
                                           Funds
                                           Citigroup 3-Month Treasury Bill Index
Tax-Free Money Market Fund                 Lipper Tax-Exempt Money Market Funds
                                           Citigroup 3-Month Treasury Bill Index


      Profitsharing contributions are made quarterly and are calculated as a percentage of the FRIMCo Manager's salary. The percentage is fixed and is the same for all FRIMCo employees who receive profitsharing contributions.


      The long-term incentive plan provides for future cash payments the value of which is tied to FRC's financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a FRIMCo Manager's manager and approved by senior executives.

      FRIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the FRIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of those Russell Investment Funds selected by the FRIMCo Manager.

      EQUITY SECURITIES BENEFICIALLY OWNED BY FRIMCO MANAGERS IN THE FUNDS
             THEY MANAGE FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004


                               DOLLAR RANGE OF EQUITY
 FRIMCO MANAGERS           SECURITIES IN THE FUNDS MANAGED
  OF THE FUNDS                 BY THE FRIMCO MANAGER
-----------------   --------------------------------------
Bruce A. Eidelson    None      Real Estate Securities

Robert E. Hall       None      Emerging Markets

Jeffrey T. Hussey    None      Fixed Income I
                     None      Fixed Income III
                     None      Diversified Bond
                     None      Multistrategy Bond

Dennis Jensen        None      Select Value

James A. Jornlin     None      International
                     None      International Securities

Tom Monroe           None      Equity Q
                     None      Quantitative Equity

Erik W. Ogard        None      Equity II
                     None      Special Growth

                               DOLLAR RANGE OF EQUITY
 FRIMCO MANAGERS           SECURITIES IN THE FUNDS MANAGED
  OF THE FUNDS                 BY THE FRIMCO MANAGER
-----------------   --------------------------------------
Michael R. Ruff      None      Short Duration Bond
                     None      Tax Exempt Bond
Stephen W. Skatrud   None      Tax-Managed Large Cap
                     None      Tax-Managed Mid & Small Cap
                     None      Select Growth
Dennis J. Trittin    None      Equity I
                     None      Diversified Equity


                    OTHER ACCOUNTS MANAGED BY FRIMCO MANAGERS
                   AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS
                             AS OF OCTOBER 31, 2004


                   NUMBER OF   ASSETS         NUMBER OF   ASSETS                      ASSETS
                   REGISTERED  UNDER           POOLED     UNDER                       UNDER
     FRIMCO        INVESTMENT  MANAGEMENT     INVESTMENT  MANAGEMENT     OTHER TYPES  MANAGEMENT     ASSET TOTAL
     MANAGER       COMPANIES   (IN MILLIONS)  VEHICLES    (IN MILLIONS)  OF ACCOUNTS  (IN MILLIONS)  (IN MILLIONS)
-----------------  ----------  -------------  ----------  -------------  -----------  -------------  -------------
Bruce A. Eidelson      2            $1,604.1      1               $46.8        0            $     0       $1,650.9
Robert E. Hall         1               584.5      3             1,010.8        0                  0        1,595.3
Jeffrey T. Hussey      6             4,485.1      6            13,809.9        3              786.5       19,081.5
Dennis Jensen          1               302.4      1               287.2        0                  0          589.6
James A. Jornlin       3             3,472.0      5             5,815.9        1              138.0        9,425.9
Tom Monroe             2             3,603.2      9             7,658.0        3              800.0       12,061.2
Erik W. Ogard          3             1,878.6      5             3,612.3        2              544.2        6,035.1
Michael R. Ruff        2             1,402.4      3             1,961.1        1*           1,043.1        4,406.6
Stephen W.
Skatrud                3               616.0      3               582.0        0**                0        1,198.0
Dennis J. Trittin      3             3,228.7      3             5,051.9        1              837.6        9,118.2



* Does not include 8 accounts that are part of Russell Managed Portfolios, a managed separate accounts program sponsored by FRIMCo. Mr. Ruff does not exercise investment discretion over these accounts.



** Does not include 1,604 accounts that are part of Russell Managed Portfolios, a managed separate accounts program sponsored by FRIMCo. Mr. Skatrud does not exercise investment discretion over these accounts.


MONEY MANAGERS. Except with respect to the Money Market and U.S. Government Money Market Funds, the Funds' money managers are not affiliates of FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2004, 2003 and 2002, management fees paid to the money managers were:


                                                                                                    ANNUAL RATE
FUND                                                     $AMOUNT PAID                  (AS A % OF AVERAGE DAILY NET ASSETS)
----                                   ----------------------------------------------  ---------------------------------------
                                            2004             2003             2002           2004       2003       2002
                                            ----             ----             ----           ----       ----       ----
Diversified Equity                     $  3,896,595     $  2,448,121     $  2,441,455        0.21%      0.20%      0.21%
Special Growth                            3,020,817        2,432,766        2,665,772        0.41%      0.41%      0.41%
Quantitative Equity                       2,900,096        2,124,330        2,211,770        0.15%      0.16%      0.18%
International Securities                  4,734,718        3,044,386        2,939,076        0.30%      0.31%      0.34%
Real Estate Securities                    2,617,274        1,835,491        1,772,730        0.25%      0.25%      0.27%
Diversified Bond                            703,883          587,840          456,791        0.06%      0.06%      0.06%
Multistrategy Bond                        1,456,768        1,006,409          888,885        0.13%      0.14%      0.14%
Tax Exempt Bond                             379,762          336,464          332,285        0.21%      0.21%      0.21%
Tax Free Money Market                       116,248          121,030          136,779        0.09%      0.08%      0.08%
Equity I                                  1,616,359        1,378,565        1,781,977        0.21%      0.21%      0.21%
Equity II                                 3,716,942        2,972,944        3,050,791        0.41%      0.41%      0.41%
Equity Q                                  1,879,094        2,344,667        2,634,507        0.14%      0.16%      0.17%
Tax-Managed Large Cap                     1,018,995          886,098        1,145,352        0.29%      0.27%      0.25%
Tax-Managed Mid & Small Cap                 520,884          397,506          424,207        0.43%      0.42%      0.42%
International                             4,078,105        3,215,587        3,566,365        0.31%      0.32%      0.34%
Emerging Markets                          2,567,466        1,725,885        1,749,735        0.52%      0.54%      0.54%
Fixed Income I                              586,501          691,080          772,370        0.05%      0.06%      0.06%
Fixed Income III                            439,907          400,031          490,071        0.12%      0.13%      0.14%
Short Duration Bond                       1,458,154        1,315,964          901,066        0.13%      0.16%      0.17%
Select Value                                642,385          201,114          190,649        0.25%      0.25%      0.24%
Select Growth                               307,193          186,573          183,382        0.29%      0.32%      0.35%





Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager at a meeting held on March 2, 2004. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered (1) information and reports prepared by FRIMCo relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and their operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the providers to be generally comparable in investment objectives and size to the Funds (collectively, the "Agreement Renewal Information").

In evaluating the advisory agreement and the portfolio management contracts, the Board considered that the Funds, in employing a manager of managers method of investment for each Fund other than the Money Market Fund and U.S. Government Money Market Fund (the Internally Managed Funds"), operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo manages the Internally Managed Funds in this other manner. All Funds, other than the Internally Managed Funds, have multiple Money Managers.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the advisory agreement for determining, implementing and maintaining the investment program for each Fund. With the exception of the Internally Managed Funds, assets of each Fund have been allocated among multiple Money Managers. The assets of the Internally Managed Funds are managed by FRIMCo using its own individual portfolio managers.

With respect to the Funds other than the Internally Managed Funds, FRIMCo is responsible for selecting Money Managers for each Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the functions of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.


The Board also considered that the prospectuses for the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Fund's Money Managers (in the case of Funds other than the Internally Managed Funds), and describe the manner in which such Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

In addition to these general factors relating to the manager of managers structure of the Funds (other than the Internally Managed Funds), the Trustees considered, with respect to each such Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

      1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

      2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

      3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

      4. Information provided by FRIMCo as to investment advisory fees paid by Comparable Funds;

      5. Information provided by FRIMCo as to expenses incurred by the Fund and Comparable Funds;

      6. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from the Fund; and

      7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund.

In evaluating the various factors, the Board (in the case of Funds other than Internally Managed Funds and Single Manager Fund) took into account the particular objectives and attributes of the manager of managers structure, including its impact on Fund performance, operating expenses and FRIMCo's profitability.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Funds other than the Internally Managed Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund selected by its shareholders in purchasing their shares.

The Trustees in evaluating the renewal of each portfolio management contract with each Money Manager considered various specific factors, including the following:

      1. Assessments provided by FRIMCo as part of the Agreement Renewal Information as to the performance of the Money Manager, including FRIMCo's evaluation of the Money Manager's performance in light of FRIMCo's expectations and any constraints placed upon the Money Manager by FRIMCo in the selection of securities for each Fund segment under its management;

      2. FRIMCo's determination that continuation of the Money Manager's services would facilitate FRIMCo's conduct of a Fund's investment program and information as to the impact of the Money Manager's segment upon the performance of the Fund as a whole;

      3. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the advisory agreement rather than by a Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating and renegotiating fees with Money Managers; and the generally favorable relationships between investment advisory fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by a Fund); and

      4. FRIMCo's belief that the Money Manager's fees, as proposed at the meeting, are competitive and reasonable; Agreement Renewal Information as to the aggregate investment advisory fees paid by each Fund; and FRIMCo's belief that the aggregate investment advisory fees paid by each Fund are competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and, on that basis, approved their renewals.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

            CUSTODY:

DOMESTIC CUSTODY

      -     First $10 billion in average daily net assets - .005%,

      -     Over $10 billion - .004%.

GLOBAL CUSTODY

      - First $1 billion in month end net assets - 0.06% - 0.35% depending on the geographic classification of the investments in the international funds,

      - Over $1 billion - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and

      - A transaction charge ranging from $20 - $110 depending on the geographic classification of the investments in the international funds.

ALL CUSTODY

      - Portfolio transaction charges range from $5.00 - $25.00 depending on the type of transaction;

      -     Futures and Options charges are $5.00;

      - Monthly pricing fees of $375.00 per portfolio and $8.25 per security (not applicable to money market funds);

      -     Annual fee per fund using fair valuation pricing service of $4,000;

      -     On-line access charges of $2,500 per fund; and

      - Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on cash reserves will be used to offset the Funds' custodian expense.

            FUND ACCOUNTING (SUBJECT TO A MINIMUM FUND ACCOUNTING FEE PER FUND OF $30,000):

DOMESTIC FUND ACCOUNTING

      -     $7,500 per portfolio; and

      -     0.0125% of average daily net assets.

INTERNATIONAL FUND ACCOUNTING

      -     $7,500 per portfolio per year; and

      -     0.02% of month end net assets.

YIELD CALCULATION SERVICES

      -     $4,200 per fixed income fund.

TAX ACCOUNTING SERVICES

      -     $3,000 per fund annually (not applicable to money market funds).

      - Wash sales $1,000 per fund annually (not applicable to money market funds).

      - Qualified dividend income reporting $500 per fund (for up to 3 reports per fund in calendar year).

MULTIPLE CLASS CHARGES. In addition to the charges listed above, the Funds pay multiple class charges as follows: 1 class, no charge; each additional class, $5,100 annually per class.

The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.


TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. FRIMCo retains a portion of this fee for its services provided to FRIC and pays the balance to unaffiliated agents who assist in providing these services. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with Public Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.


CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

                                                                                              DOES THE CODE CONTAIN
                                                                                               ALL OF THE REQUIRED
                                  PERSONAL INVESTING   ARE INVESTMENTS IN SECURITIES OWNED         RULE 17j-1
MONEY MANAGER                           ALLOWED?       BY THE ADVISED SUB-TRUST ALLOWED?           PROVISIONS?
-------------                     ---------------------------------------------------------------------------------
AEW Management and Advisors,      Yes                 No                                      Yes
L.P.

Alliance Capital Management       Yes                 Yes, but not in securities with         Yes
L.P. through its Bernstein                            pending or possible client buy or
Investment Research and                               sell orders
Management Unit

AQR Capital Management, LLC       Yes                 Yes, but not in securities on a         Yes
                                                      restricted list

Ark Asset Management Co., Inc.    Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Aronson + Johnson + Ortiz, LP     Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Arrowstreet Capital, Limited      Yes                 Yes, subject to blackout periods        Yes
Partnership

Axiom International Investors     Yes                 Yes, but not in securities with         Yes
LLC                                                   pending or possible client buy or
                                                      sell orders

Bear Stearns Asset Management     Yes                 Yes, subject to blackout periods        Yes
Inc.

The Boston Company Asset          Yes                 Yes, but not in securities with         Yes
Management, LLC                                       pending or possible client buy or
                                                      sell orders, also, certain persons
                                                      may not purchase securities issued by
                                                      financial services organizations

Capital International, Inc.       Yes                 Yes                                     Yes

CapitalWorks Investment           Yes                 Yes, but not in securities with         Yes
Partners, LLC                                         pending or possible client buy or
                                                      sell orders

Chartwell Investment Partners     Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

David J. Greene and Company, LLC  Yes                 Yes                                     Yes

Delaware Management Company, a    Yes                 Yes, but not in securities with         Yes
series of Delaware Management                         pending or possible client buy or
Business Trust                                        sell orders

Delphi Management, Inc.           Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

DePrince, Race & Zollo, Inc.      Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Fidelity Management & Research    Yes                 Yes, but cannot purchase closed-end     Yes
Company                                               funds for which Fidelity performs
                                                      pricing and bookkeeping, securities
                                                      of certain broker-dealers or
                                                      interests in hedge funds and
                                                      investment clubs

Frank Russell Investment          Yes                 Yes, but not in securities with         Yes
Management Company                                    pending or possible client buy or
                                                      sell orders

Franklin Portfolio Associates,    Yes                 Yes, but not in securities with         Yes
LLC                                                   pending or possible client buy or
                                                      sell orders, also, certain persons
                                                      may not invest in securities of
                                                      financial services organizations

Fuller & Thaler Asset             Yes                 Yes, but not in securities with         Yes
Management, Inc.                                      pending or possible client buy or
                                                      sell orders

Genesis Asset Managers, LLP       Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Goldman Sachs Asset Management,   Yes                 Yes, but not in securities with         Yes
L.P.                                                  pending or possible client buy or
                                                      sell orders

Gould Investment Partners LLC     Yes                 Yes                                     Yes

Heitman Real Estate Securities,   Yes                 Yes, but not in securities with         Yes
LLC                                                   pending or possible client buy or
                                                      sell orders

Institutional Capital             Yes                 No                                      Yes
Corporation

INVESCO Institutional (N.A.),     Yes                 Yes, but not in securities on a         Yes
Inc., through its INVESCO Real                        restricted list
Estate Division

Iridian Asset Management LLC      Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Jacobs Levy Equity Management,    Yes                 Yes, but not in securities with         Yes
Inc.                                                  pending or possible client buy or
                                                      sell orders

John A. Levin & Co., Inc.         Yes                 Yes, subject to blackout periods        Yes

J.P. Morgan Investment            Yes                 Yes, but not in securities with         Yes
Management Inc.                                       pending or possible client buy or
                                                      sell orders

Kayne Anderson Rudnick            Yes                 Yes, but not in securities on a         Yes
Investment Management, LLC                            restricted list

Lincoln Capital Fixed Income      Yes                 Yes, but not in securities with         Yes
Management Company                                    pending or possible client buy or
                                                      sell orders

Marsico Capital Management LLC    Severely restricts
                                     personal         No                                      Yes
                                  trading except for
                                  certain specific
                                  transactions such
                                  as the purchase of
                                   mutual fund
                                  shares, commercial
                                  paper, etc.

Marvin & Palmer Associates, Inc.  Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Merganser Capital Management      Yes                 Yes, but may not enter into             Yes
L.P.                                                  transactions that may result in
                                                      conflicts of interest with clients

MFS Institutional Advisors, Inc.  Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Mondrian Investment Partners      Yes                 Yes, but not in securities with         Yes
Ltd.                                                  pending or possible client buy or
                                                      sell orders

Montag & Caldwell, Inc.           Yes                 Yes, but not in securities on a         Yes
                                                      restricted stock list

Morgan Stanley Investment         Yes                 Yes, but not in securities with         Yes
Management Inc.                                       pending or possible client buy or
                                                      sell orders

Netols Asset Management, Inc.     Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Nicholas-Applegate Capital        Yes                 Yes, but not in securities that have    Yes
Management LLC                                        been purchased or sold by a client
                                                      within the last 3 days or with
                                                      pending or possible client buy or
                                                      sell orders

Oechsle International Advisors,   Yes                 Yes, but not in securities with         Yes
LLC                                                   pending or possible client buy or
                                                      sell orders

Pacific Investment                 Yes, but must use  Yes, but not in securities with
Management Company                  a registered      pending or possible client buy or       Yes
                                     broker for       sell  orders
                                    transactions in
                                     publicly
                                   traded securities

Parametric Portfolio Associates   Yes                 Yes, but not in securities with         Yes
LLC                                                   pending or possible client buy or
                                                      sell orders

Roxbury Capital Management, LLC   Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

RREEF America L.L.C.              Yes                 Yes, but transactions in securities     Yes
                                                      with pending or possible client buy
                                                      or sell orders require prior approval

Sands Capital Management, Inc.    Yes                 Yes, subject to blackout periods        Yes

Schneider Capital Management      Yes                 Yes, but not in securities with         Yes
Corporation                                           pending or possible client buy or
                                                      sell orders

Standish Mellon Asset             Yes                 Yes, subject to blackout periods,       Yes
Management Company LLC                                however, transactions in securities
                                                      on a restricted list, transactions in
                                                      securities of financial services
                                                      organizations and margin and option
                                                      transactions are prohibited

STW Fixed Income Management       Yes                 Yes, but not in securities with         Yes
Ltd.                                                  pending or possible client buy or
                                                      sell orders

Suffolk Capital Management, LLC   Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders or in securities of which
                                                      10% or more are held in portfolios
                                                      managed by Suffolk

Systematic Financial              Yes                 Yes, but not in securities with         Yes
Management, L.P.                                      pending or possible client buy or
                                                      sell orders

TimesSquare Capital Management,   Yes                 Yes, but not in securities with         Yes
LLC                                                   pending or possible client buy or
                                                      sell orders

Transamerica Investment           Yes                 Yes, subject to blackout periods        Yes
Management, LLC

T. Rowe Price International,      Yes                 Yes, but not in securities with         Yes
Inc.                                                  pending or possible client buy or
                                                      sell orders

Turner Investment Partners, Inc.  Yes                 Yes, but not in securities in which     Yes
                                                      the adviser has a long or short
                                                      position or with pending or possible
                                                      client buy or sell orders

Weiss, Peck & Greer, LLC          Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Wells Capital Management Inc.     Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Westcap Investors, LLC            Yes                 Yes, but not in securities with         Yes
                                                      pending or possible client buy or
                                                      sell orders

Western Asset Management Company  Yes                 Yes, subject to blackout periods        Yes


PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:

      - At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").

      - At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.

      - On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.

      - On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and Tax-Managed Global Equity Fund.

      - On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.

      - On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds,
            (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund,
            (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.

      - On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.

      - On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Duration Bond Funds.

      - On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund.

      - On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.


      - On August 24, 2004, the Board amended the Rule 18f-3 Plan to create Class D, Class E and Class S Shares of the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds(the "Target Date Funds").



      - On February 23, 2005, the Board amended the Rule 18f-3 plan to create Class A and Class C shares of The Target Date Funds.


For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLANS. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Multiple Class Fund has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule.

Description of the Distribution Plan for Multiple Class Funds

In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.

For each Multiple Class Fund, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class B and Class C Shares, by such Selling Agents, and

(b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class B or Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

For each Multiple Class Fund, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class B and Class C Shares for any activities or expenses primarily intended to result in the sale of Class A, Class B and Class C Shares of such Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

Selling Agent Agreements for Multiple Class Funds

Under the Distribution Plans, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2004, 2003 and 2002 (these amounts were for compensation to dealers):


                               10/31/04     10/31/03    10/31/02
                              ----------   ----------  -----------
Diversified Equity            $  622,945   $  338,457  $  201,641
Special Growth                   332,521      186,970     118,123
Quantitative Equity              637,723      341,075     206,577
International Securities         500,251      229,659     130,226
Real Estate Securities           352,192      169,311      78,232
Diversified Bond                 314,307      237,657     143,132
Tax-Managed Large Cap             95,641       64,668      61,172
Tax-Managed Mid & Small Cap       43,787       29,575      23,885
Short Duration Bond              304,817      228,057      54,654
Multistrategy Bond               338,516      227,466     141,236
Tax Exempt Bond                   82,134       64,937      29,167
Emerging Markets                 127,329       57,410      30,554
Select Growth                     37,410       13,968      10,819
Select Value                     106,183       21,383      15,906


No Class A or Class B Shares of any Fund were issued or outstanding during the periods shown.

SHAREHOLDER SERVICES PLANS. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This services plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000, November 25, 2002, December 7, 2004 and February 23, 2005. This plan is referred to as the "Service Plan."


Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class B, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class B, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class B, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2004:


                                                           CLASS C                  CLASS E
                                                           -------                  -------
Diversified Equity                                       $  207,648               $  102,535
Special Growth                                              110,840                   59,220
Quantitative Equity                                         212,574                  110,812
International Securities                                    166,750                   81,988
Real Estate Securities                                      117,397                   54,553
Diversified Bond                                            104,769                   96,838
Tax-Managed Large Cap                                        31,880                   13,729
Tax-Managed Mid & Small Cap                                  14,596                    2,530
Short-Term Bond                                             101,606                   55,414
Equity I                                                      -----                   81,215
Equity II                                                     -----                  162,243
Fixed I                                                       -----                   68,198
Fixed III                                                     -----                   17,454
International                                                 -----                   80,333
Equity Q                                                      -----                  117,341
Emerging Markets                                             42,443                   29,430
Multistrategy Bond                                          112,839                   64,826
Tax Exempt Bond                                              27,378                   16,171
Select Growth                                                12,470                   13,635
Select Value                                                 35,394                   21,417


No Class B Shares of any Fund were issued during the period shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, Tax Free Money Market and Tax-Managed Large Cap Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2005 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) payments pursuant to a distribution plan or shareholder services plan for that specific class, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

CLASS A SHARES OF THE MONEY MARKET FUND

Class A shares of the Money Market Fund are sold without an initial sales charge. Financial Intermediaries that sell Class A shares will receive the distribution fee payable under the Distribution Plan at an annual rate equal to 0.75% (presently limited to 0.15%) of the average daily net assets represented by the Class A shares sold by them.

CLASS C SHARES OF ALL FUNDS

Financial intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds' Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

CLASS E SHARES OF ALL FUNDS

Financial intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

CLASS I, S AND Y SHARES OF ALL FUNDS

Financial intermediaries will receive no shareholder services or distribution fees for these classes of shares.


MINIMUM INITIAL INVESTMENT REQUIREMENTS. If you invest less than the required minimum investment in a Fund, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction. The Funds reserve the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

The following lists the exceptions to the minimum initial investment requirements:

1. A transfer of an existing account from one Financial Intermediary or financial platform to another is not subject to the minimum initial investment requirements. For the purpose of this exception, a transfer is a transfer-in-kind or the sale and purchase of shares of the same class of the same Fund within 30 days.

2. For Class Y Shares, multiple related party accounts will not be subject to the minimum initial investment requirements if the average Class Y account balance per Fund of these related party accounts exceeds $5 million.

3. Except for Class Y Shares of the Institutional Funds, a Fund will waive the initial minimum investment requirement for employee benefit plans and other plans that have at least $2.5 million in total plan assets at the time the plan made the decision to invest in the Fund and that consolidate and hold all fund Shares in plan level or omnibus accounts on behalf of participants. With respect to Class Y Shares of the Institutional Funds, a Fund will waive the initial minimum investment requirement for employee benefit plans and other plans that have at least $5.0 million in total plan assets at the time the plan made the decision to invest in the Fund and that consolidate and hold all fund positions in one or more accounts on behalf of participants.

4. If an employee benefit plan or other plan offers Class I or E Shares of an Institutional Fund, Class I Shares of the Select Growth Fund or Class I Shares of the Select Value Fund as an investment option to its participants and that plan subsequently decides to add Class I or E Shares of an Institutional Fund, Class I Shares of the Select Growth Fund or Class I Shares of the Select Value Fund as another investment option, the required initial minimum investment for Class I shares of that added fund will be waived.


5. The following categories of investor are not subject to any initial minimum investment requirement: (i) US Russell associates and Russell/Mellon associates and their spouses, domestic partners and dependent children; (ii) UTMAs or UGMAs opened by a US Russell associate or Russell/Mellon associate for the benefit of their dependent child, grandchild, great-grandchild, niece or nephew; (iii) retired Russell associates and retired Russell/Mellon associates and their spouses, domestic partners and dependent children; (iv) directors, trustees, retired directors or retired trustees of Frank Russell Company, any of its subsidiaries, Frank Russell Investment Company or Russell Investment Funds;
(v) Northwestern Mutual Home Office Employees and their spouses, domestic partners and dependent children; and (vi) retired Northwestern Mutual Home Office Employees and their spouses, domestic partners and dependent children. A dependent child is one under the age of 21 that is a child by blood, adoption or a stepchild under a current marriage or domestic partnership.


6. Letter of Intent - Class Y Shares only. You may be eligible to purchase Class Y shares of the Institutional Funds if you do not meet the required minimum investment by establishing a non-binding letter of intent ("LOI"). A LOI allows you to combine purchases of all Class Y Shares of a single Institutional Fund you intend to make over a 13-month period in order to meet the required initial minimum investment amount for that Fund. At your request, purchases made during the previous 90 days may be included, but any appreciation of your investment or reinvested dividends will not be included.

UNCASHED CHECKS. Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

REFERRAL FEES. The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter ("OTC") are valued on the basis of official closing price. Fixed - income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price or settlement price for futures.

Because many fixed - income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable - - that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a) - 7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Short-term securities maturing within 60 days at time of purchase held by the non - money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to FRIMCo to administer. Market quotations for non-US securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short - term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Duration Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short - term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax - Managed Large Cap Fund and the Tax - Managed Mid & Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short - term capital gains and to minimize the realization of net long - term capital gains. These policies are expected to result in a lower portfolio turnover rate for the Tax - Managed Large Cap Fund and the Tax - Managed Mid & Small Cap Fund.

The portfolio turnover rates for certain multi - manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Fund decides to purchase the same security, thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio.

The Funds, except the Tax Exempt Bond, Tax - Managed Large Cap and Tax - Managed Mid & Small Cap Funds, do not give significant weight to attempting to realize long - term capital gains when making portfolio management decisions.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.russell.com and on the SEC's website at http://www.sec.gov.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short - term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the fiscal years ended October 31, 2004, 2003 and 2002 for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:


                                  10/31/04            10/31/03           10/31/02
                                  --------            --------           --------
Equity I                            129.94%            115.73%            130.46%
Equity II                           125.94             132.27             126.57
Equity Q                            102.51             114.72              71.16
Tax - Managed Large Cap              32.15             127.47              65.39
Tax - Managed Mid & Small Cap       203.33              81.91              89.13
International                        81.19              79.40              87.84
Emerging Markets                     82.02              95.13              90.21
Fixed Income I                      153.79             184.29             165.28
Fixed Income III                    195.68             266.11             231.09
Diversified Equity                  125.03             109.50             128.80
Special Growth                      124.97             127.15             125.06
Quantitative Equity                  91.31             108.71              71.10
International Securities             76.01              69.11              79.09
Real Estate Securities               38.04              46.09              67.70
Diversified Bond                    140.92             147.44             156.21
Short Duration Bond                 131.57             187.92             163.86
Multistrategy Bond                  221.31             281.71             252.09
Tax Exempt Bond                      36.68              37.46              39.83
Select Growth                       134.00             149.76             212.37
Select Value                         96.07             105.71              92.95


A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

DISCLOSURE OF PORTFOLIO HOLDINGS The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees.

Disclosure of a Fund's portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, including duties not to trade on non-public information.


Public Disclosures of Portfolio Holdings Information


Disclosure of a Fund's complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund's top ten portfolio holdings as of the last day of each month will be available on the Fund's website approximately 30 calendar days after the end of such month.


From time to time rating and ranking organizations such as Standard & Poor's and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, including duties not to trade on non-public information.



Portfolio managers and other senior officers of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

Non-Public Disclosures of Portfolio Holdings Information


FRIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds' portfolios and receipt of relevant research. FRIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer's securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes. In addition, the Funds' service providers, such as the money managers, custodian, and transfer agent, may receive portfolio holdings information in connection with their services to the Funds.


Administration of the Portfolio Holdings Disclosure Policies


The Chief Compliance Officer will exercise oversight of disclosures of the Funds' portfolio holdings. It is the duty of the Chief Compliance Officer to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund's shareholders. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds' investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds' Chief Compliance Officer.

The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds' Board of Trustees.


BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by FRIMCo. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker - dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e - 1 of the 1940 Act.


FRIMCo or a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker - dealer affiliated with FRIMCo or the money manager, as well as with brokers affiliated with other money managers.


The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS or other brokers and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity and may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non - affiliated brokers.


Decisions concerning the acquisition of research services by FRIMCo are approved and monitored by a FRC Soft Dollar Committee, which consists principally of employees in research and investment management roles. The committee acts as an oversight body with respect to the provision of all research services to FRIMCo using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.


FRS or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met.


FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) and are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through FRS or a broker affiliated with the money manager or another money manager to obtain research services for its own use, including possibly research services provided by Russell/Mellon Analytical Services, Inc., an affiliate of FRIMCo. Research services provided to a money manager are required by law to benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS. During the fiscal years ended October 31, 2004, 2003 and 2002, the total brokerage commissions paid by the Funds were:


                                        2004              2003             2002
                                    ------------      ------------     ------------
Equity I                            $  2,042,570      $  2,164,760     $  2,776,746
Equity II                              3,442,885         3,650,917        3,363,789
Equity Q                               1,580,511         2,919,598        2,008,344
Tax - Managed Large Cap                  226,138           204,474          509,418
Tax - Managed Mid & Small Cap            425,404           283,031          371,672
International                          3,051,230         2,684,025        4,216,242
Emerging Markets                       2,079,689         1,530,230        1,785,322
Diversified Equity                     4,865,262         3,759,678        3,601,814
Special Growth                         2,559,296         2,701,079        2,669,059
Quantitative Equity                    2,511,682         2,713,161        1,404,297
International Securities               3,740,999         2,544,963        2,635,602
Real Estate Securities                 1,378,876         1,387,833        1,630,695
Select Growth                            445,859           351,257          349,593
Select Value                             751,568           345,992          294,614





The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Fixed Income I, Fixed Income III, Diversified Bond, Short Duration Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.


During the fiscal year ended October 31, 2004, approximately $6.0 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non - affiliated money managers for the fiscal years ended October 31, 2004, 2003 and 2002 from portfolio transactions effected for the Funds, were as follows:


                                       2004                             2003                             2002
                             ---------------------------     --------------------------     --------------------------
                                             PERCENT OF                      PERCENT OF                     PERCENT OF
                                                TOTAL                          TOTAL                          TOTAL
AFFILIATED BROKER/DEALER     COMMISSIONS     COMMISSIONS     COMMISSIONS    COMMISSIONS     COMMISSIONS    COMMISSIONS
------------------------     -----------     -----------     -----------    -----------     -----------    -----------
Credit Lyonnais              $         -     $        -      $         -    $        -      $     4,109          0.01%
Frank Russell Securities       8,789,226          30.20%       7,077,620         25.64%       3,584,500         12.78%
Robert W. Baird & Co.                  -              -                -             -            9,616          0.03%
Sanford Bernstein                      -              -                -             -           10,765          0.04%
                             -----------     ----------      -----------    ----------      -----------    ----------
Total*                       $ 8,789,226          30.20%     $ 7,077,620         25.64%     $ 3,608,990         12.87%
                             -----------     ----------      -----------    ----------      -----------    ----------



The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2004 for the Funds was 30.20%*.


-------------
* These numbers include commissions paid by the Equity III and Equity Income Funds for the periods shown. The Equity III and Equity Income Funds were reorganized into the Select Value Fund on October 27, 2003.

During the fiscal year ended October 31, 2004, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b - 1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker - dealer securities held as of October 31, 2004, was as follows:


                                       CREDIT       DEUTSCHE
                                       SUISSE         BANK                             INVESTMENT     JEFFERIES
                                        FIRST      SECURITIES           GOLDMAN        TECHNOLOGY      COMPANY
           FUND                        BOSTON         INC.            SACHS & CO.      GROUP INC.        INC.
-----------------------------       -----------    ------------      --------------    ----------    ------------
Equity I                                                             $    9,115,989
Equity II                                                                                            $  1,203,900
Equity Q                                                                 16,478,650
International                      $  4,176,880    $  2,261,583
Fixed Income I                        3,557,885                           4,794,290
Fixed Income III                        892,851                           1,200,672
Diversified Equity                                                        2,873,678
Special Growth                                                                                          1,023,315
Quantitative Equity                                                      25,851,017
International Securities              6,577,280       2,535,991
Diversified Bond                      3,681,540                           5,833,286
Short Duration Bond                   7,322,172       2,305,184           5,006,148
Multistrategy Bond                    2,632,081                           3,781,140
Emerging Markets
Tax-Managed Large Cap                                                     1,856,923
Tax - Managed Mid & Small Cap                                                          $  125,679         439,464
Select Growth                                                             1,018,330
Select Value                                                              3,370,499
                                   ------------    ------------      --------------    ----------    ------------
                                   $ 28,840,689    $  7,102,758      $  102,180,622    $  125,679    $  2,666,679
                                   ============    ============      ==============    ==========    ============

                                                          MERRILL                                               CITIGROUP
                                       LEHMAN              LYNCH             MORGAN             USB               GLOBAL
                                      BROTHERS             PIERCE         STANLEY CO.            AG              MARKETS
              FUND                      INC.           FENNER & SMITH     INCORPORATED         LONDON               INC.
------------------------------       ------------      --------------     ------------      ------------      --------------
Equity I                             $    837,930      $    4,760,421     $   1,399,866                       $   20,699,581
Equity II
Equity Q                                                    4,439,262        12,513,116                           42,530,952
International                                                                               $  11,081,600
Fixed Income I                            338,354           9,275,237        11,906,222                            8,211,833
Fixed Income III                          259,405           1,832,217         1,085,562                            1,619,313
Diversified Equity                      2,152,330          11,560,637         3,847,077                           52,366,628
Special Growth
Quantitative Equity                                         4,676,598        19,174,435                           66,795,397
International Securities                                                                       13,791,317
Diversified Bond                          336,550           9,569,985        12,722,542                            9,605,751
Short Duration Bond                     6,773,164           2,170,229        10,976,700                            9,215,008
Multistrategy Bond                        840,245           5,587,993         3,490,189                            5,690,570
Emerging Markets
Tax-Managed Large Cap                                                         2,365,467                            9,380,794
Tax - Managed Mid & Small Cap
Select Growth
Select Value                                                3,609,665                                              7,108,961
                                     ------------      - ------------     -------------     -------------     --------------
                                     $ 11,567,978      $   57,482,244     $  79,481,176     $  24,872,917     $  233,224,789
                                     ============      = ============     =============     =============     ==============


YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      n
 P(1+T)= ERV

Where:        P         =        a hypothetical initial payment of $1,000;

              T         =        Average annual total return;

              n         =        Number of years; and

             ERV        =        Ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS.
Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:
      n     D
P (1+T) =ATV

Where:        P         =        hypothetical initial payment of $1,000.

              T         =       average annual total return (after taxes on
                                 distributions).

              n         =       number of years.
             D
          ATV           =       ending value of a hypothetical $1,000 payment
                                made at the beginning of the 1 - , 5 - , or 10 - year periods at the end of the 1 - , 5 -
                                , or 10 - year periods (or fractional
                                portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax - exempt interest or non - taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short - term capital gain rate for short - term capital gain distributions and long - term capital gain rate for long - term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES. Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:
      n
P (1+T) =ATVDR

Where:           P          =      hypothetical initial payment of $1,000.

                 T          =      average annual total return (after taxes on
                                    distributions and redemptions).

                  n         =      number of years.

                   DR
                ATV         =      ending value of a hypothetical $1,000
                                   payment made at the beginning of the 1 - , 5
                                   - , or 10 - year periods at the end of the 1
                                   - , 5 - , or 10 - year periods (or fractional portion), after taxes on fund distributions and redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax - exempt interest or non - taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short - term capital gain rate for short - term capital gain distributions and long - term capital gain rate for long - term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

The amount and character (e.g., short - term or long - term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short - term or long - term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

YIELD QUOTATION.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30 - day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                                               6
                           YIELD = 2[(a - b +1) - 1]
                           --------------------------
                                       cd

Where: A = dividends and interest earned during the period

       B = expenses accrued for the period (net of reimbursements)

       C = average daily number of Shares outstanding during the period that were entitled to receive dividends

       D = the maximum offering price per share on the last day of the period

Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. Current yields are calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre - existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yields, carried out to at least the nearest hundredth of one percent, are calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre - existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1.

Tax equivalent current yields are calculated by dividing that portion of a Fund's yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax exempt.

Tax equivalent effective yield is calculated by dividing that portion of a Fund's effective yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate (39.6%) and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax exempt.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed - to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Each Fund may, from time to time, advertise non - standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective, with the exception of Tax Exempt Bond Fund, Equity Q Fund, International Fund, Fixed Income I Fund and Tax Free Money Market Fund, is "non-fundamental." A non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund's shareholders. Certain investment policies and restrictions may be, and the investment objectives of Tax Exempt Bond Fund, Equity Q Fund, International Fund, Fixed Income I Fund and Tax Free Money Market Fund are, fundamental which means that they may only be changed with the approval of a majority of each Fund's shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund - by - Fund basis at the time an investment is being made.

NO FUND MAY:


      1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the US government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US Banks having net assets in excess of $100,000,000.


      2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

      4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

      5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

      6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

      7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or
      (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

      An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

      For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non - governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non - governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC.

Each Fund is also subject to the following non - fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund - by - Fund basis at the time an investment is being made.

      No Fund may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Fund's best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

INVESTMENT POLICIES.

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectuses. The following tables illustrate the principal and additional investments in which the Funds invest. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other mutual funds. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.


FUND                              PRINCIPAL INVESTMENTS                                  ADDITIONAL INVESTMENTS
----                              ---------------------                                  ----------------------
Diversified Equity Fund  Common Stocks                                          Cash Reserves
                         Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -warrants                                        1/3 % of total fund assets)
                               -options                                         Illiquid Securities (limited to 15% of fund
                               -convertible debt securities                     assets)
                               -depositary receipts                             Derivatives
                         Preferred Stocks                                            -write (sell) call and put options on
                         Equity Derivative Securities                                 securities, securities indexes and
                         US Government Securities                                     foreign securities(3)
                         Investment Company Securities (including ETFs)              -purchase options on securities,
                         Foreign Securities                                           securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

Special Growth Fund      Common Stocks                                          Cash Reserves
                         Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -warrants                                        1/3 % of total fund assets)
                               -options                                         Illiquid Securities (limited to 15% of fund
                               -convertible debt securities                     assets)
                               -depositary receipts                             US Government Securities
                         Preferred Stocks                                       Derivatives
                         Equity Derivative Securities                                -write (sell) call and put options on
                         Investment Company Securities (including ETFs)               securities, securities indexes and
                         Foreign Securities                                           foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

Quantitative Equity      Common Stocks                                          Cash Reserves
Fund                     Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -warrants                                        1/3 % of total fund assets)
                               -options                                         Illiquid Securities (limited to 15% of fund
                               -convertible debt securities                     assets)
                               -depositary receipts                             Derivatives
                         Preferred Stocks                                            -write (sell) call and put options on
                         Equity Derivative Securities                                 securities, securities indexes and
                         US Government Securities                                     foreign securities(3)
                         Investment Company Securities (including ETFs)              -purchase options on securities,
                         Foreign Securities                                           securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

FUND                              PRINCIPAL INVESTMENTS                                  ADDITIONAL INVESTMENTS
----                              ---------------------                                  ----------------------
International Securities Common Stocks                                          Cash Reserves
Fund                     Common Stock Equivalents                               Reverse Repurchase Agreements
                               -warrants                                        Lending Portfolio Securities (not to exceed 33
                               -options                                         1/3 % of total fund assets)
                               -convertible debt securities                     Illiquid Securities (limited to 15% of fund
                               -depositary receipts                             assets)
                         Preferred Stocks                                       Derivatives
                         Equity Derivative Securities                                -forward currency contracts(2)
                         US Government Securities                                    -write (sell) call and put options on
                         Investment Company Securities (including ETFs)               securities, securities indexes and
                         Foreign Securities                                           foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

Diversified Bond Fund    Debt Securities including corporate debt and
                         mortgage-backed securities                             Common Stock Equivalents
                         US Government Securities                                    -convertible debt securities
                         Investment Company Securities (including ETFs)         Preferred Stock
                         Foreign Securities                                     Emerging Markets Debt
                                                                                Municipal Obligations
                                                                                Cash Reserves
                                                                                Repurchase Agreements(1)
                                                                                When issued and forward commitment securities
                                                                                Reverse Repurchase Agreements
                                                                                Lending Portfolio Securities (not to exceed 33
                                                                                1/3 % of total fund assets)
                                                                                Illiquid Securities (limited to 15% of fund
                                                                                assets)
                                                                                Derivatives
                                                                                     -forward currency contracts(2)
                                                                                     -write (sell) call and put options on
                                                                                      securities, securities indexes and
                                                                                      foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

FUND                              PRINCIPAL INVESTMENTS                                  ADDITIONAL INVESTMENTS
----                              ---------------------                                  ----------------------
Short Duration Bond Fund Debt Securities including corporate debt and           Common Stock Equivalents
                         mortgage-backed securities (below investment                -convertible debt securities
                         grade or junk bonds)                                   Preferred Stock
                         US Government Securities                               Emerging Markets Debt
                         Municipal Obligations                                  Cash Reserves
                         Investment Company Securities (including ETFs)         Repurchase Agreements(1)
                         Foreign Securities                                     When issued and forward commitment securities
                                                                                Reverse Repurchase Agreements
                                                                                Lending Portfolio Securities (not to exceed 33
                                                                                1/3 % of total fund assets)
                                                                                Illiquid Securities (limited to 15% of fund
                                                                                assets)
                                                                                Derivatives
                                                                                     -forward currency contracts(2)
                                                                                     -write (sell) call and put options on
                                                                                      securities, securities indexes and
                                                                                      foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

Multistrategy Bond Fund  Debt Securities including corporate debt and           Common Stock Equivalents
                         mortgage-backed securities (below investment grade          -convertible debt securities
                         or junk bonds)                                         Preferred Stock
                         US Government Securities                               Emerging Markets Debt
                         Investment Company Securities (including ETFs)         Municipal Obligations
                         Foreign Securities                                     Cash Reserves
                         Derivatives                                            Repurchase Agreements(1)
                              -forward currency contracts(2)                    When issued and forward commitment securities
                              -write (sell) call and put options on             Reverse Repurchase Agreements
                               securities, securities indexes and               Lending Portfolio Securities (not to exceed 33
                               foreign securities(3)                            1/3 % of total fund assets)
                              -purchase options on securities,                  Illiquid Securities (limited to 15% of fund
                               securities indexes and currencies(3)             assets)
                              -interest rate futures contracts, stock
                               index futures contracts, foreign
                               currency contracts and options on
                               futures(4)

FUND                              PRINCIPAL INVESTMENTS                                  ADDITIONAL INVESTMENTS
----                              ---------------------                                  ----------------------
Real Estate Securities   Common Stocks                                          Cash Reserves
Fund                     Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -warrants                                        1/3 % of total fund assets)
                               -options                                         Illiquid Securities (limited to 15% of fund
                               -convertible debt securities                     assets)
                               -depositary receipts                             Derivatives
                         Preferred Stocks                                            -write (sell) call and put options on
                         Equity Derivative Securities                                 securities, securities indexes and
                         US Government Securities                                     foreign securities(3)
                         Investment Company Securities (including ETFs)              -purchase options on securities,
                         Foreign Securities                                           securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

Select Growth Fund       Common Stocks                                          Cash Reserves
                         Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -warrants                                        1/3 % of total fund assets)
                               -options                                         Illiquid Securities (limited to 15% of fund
                               -convertible debt securities                     assets)
                         Preferred Stocks                                       Derivatives
                         Equity Derivative Securities                                -write (sell) call and put options on
                         US Government Securities                                     securities, securities indexes and
                         Investment Company Securities (including ETFs)               foreign securities(3)
                         Foreign Securities                                          -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

Select Value Fund        Common Stocks                                          Cash Reserves
                         Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -warrants                                        1/3 % of total fund assets)
                               -options                                         Illiquid Securities (limited to 15% of fund
                               -convertible debt securities                     assets)
                         Preferred Stocks                                       Derivatives
                         Equity Derivative Securities                                -write (sell) call and put options on
                         US Government Securities                                     securities, securities indexes and
                         Investment Company Securities (including ETFs)               foreign securities(3)
                         Foreign Securities                                          -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

FUND                              PRINCIPAL INVESTMENTS                                  ADDITIONAL INVESTMENTS
----                              ---------------------                                  ----------------------
Emerging Markets Fund    Common Stocks                                          Cash Reserves
                         Common Stock Equivalents                               Repurchase Agreements(1)
                               -warrants                                        When issued and forward commitment securities
                               -options                                         Reverse Repurchase Agreements
                               -convertible debt securities                     Lending Portfolio Securities (not to exceed 33
                               -depositary receipts                             1/3 % of total fund assets)
                         Preferred Stocks                                       Illiquid Securities (limited to 15% of fund
                         Equity Derivative Securities                           assets)
                         Debt Securities (below investment grade or junk bonds) Derivatives
                         US Government Securities                                    -forward currency contracts(2)
                         Investment Company Securities (including ETFs)              -write (sell) call and put options on
                         Foreign Securities                                           securities, securities indexes and
                                                                                      foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

Tax-Managed Large Cap    Common Stocks                                          Cash Reserves
Fund                     Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -options                                         1/3 % of total fund assets)
                               -convertible debt securities                     Illiquid Securities (limited to 15% of fund
                               -depositary receipts                             assets)
                         Preferred Stocks                                       Derivatives
                         Equity Derivative Securities                                -write (sell) call and put options on
                         US Government Securities                                     securities, securities indexes and
                         Investment Company Securities (including ETFs)               foreign securities(3)
                         Foreign Securities                                          -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

Tax-Managed Mid & Small  Common Stocks                                          Cash Reserves
Cap Fund                 Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -options                                         1/3 % of total fund assets)
                               -convertible debt securities                     Illiquid Securities (limited to 15% of fund
                               -depositary receipts                             assets)
                         Preferred Stocks                                       Derivatives
                         Equity Derivative Securities                                -write (sell) call and put options on
                         US Government Securities                                     securities, securities indexes and
                         Investment Company Securities (including ETFs)               foreign securities(3)
                         Foreign Securities                                          -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

FUND                              PRINCIPAL INVESTMENTS                                  ADDITIONAL INVESTMENTS
----                              ---------------------                                  ----------------------
Tax Exempt Bond Fund     US Government Securities                               Cash Reserves
                         Municipal Obligations                                  Repurchase Agreements(1)
                         Investment Company Securities (including ETFs)         When issued and forward commitment securities
                                                                                Reverse Repurchase Agreements
                                                                                Illiquid Securities (limited to 15% of fund
                                                                                assets)
                                                                                Derivatives
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)
                                                                                Credit and Liquidity Enhancements

Money Market Fund        US Government Securities                               Municipal Obligations
                         Investment Company Securities                          Repurchase Agreements(1)
                                                                                When issued and forward commitment securities
                                                                                Reverse Repurchase Agreements
                                                                                Illiquid Securities (limited to 10% of fund
                                                                                assets)
                                                                                Credit and Liquidity Enhancements

US Government Money      US Government Securities                               Repurchase Agreements(1)
Market Fund              Investment Company Securities                          When issued and forward commitment securities
                                                                                Reverse Repurchase Agreements
                                                                                Illiquid Securities (limited to 10% of fund
                                                                                assets)
                                                                                Credit and Liquidity Enhancements

Tax-Free Money Market    US Government Securities                               When issued and forward commitment securities
Fund                     Municipal Obligations                                  Reverse Repurchase Agreements
                         Investment Company Securities                          Illiquid Securities (limited to 10% of fund
                                                                                assets)
                                                                                Credit and Liquidity Enhancements

Equity I Fund            Common Stocks                                          Cash Reserves
                         Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -warrants                                        1/3 % of total fund assets)
                               -options                                         Illiquid Securities (limited to 15% of fund
                               -convertible debt securities                     assets)
                               -depositary receipts                             Derivatives
                         Preferred Stocks                                            -write (sell) call and put options on
                         Equity Derivative Securities                                 securities, securities indexes and
                         US Government Securities                                     foreign securities(3)
                         Investment Company Securities (including ETFs)              -purchase options on securities,
                         Foreign Securities                                           securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

FUND                              PRINCIPAL INVESTMENTS                                  ADDITIONAL INVESTMENTS
----                              ---------------------                                  ----------------------
Equity II Fund           Common Stocks                                          Cash Reserves
                         Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -warrants                                        1/3 % of total fund assets)
                               -options                                         Illiquid Securities (limited to 15% of fund
                               -convertible debt securities                     assets)
                               -depositary receipts                             US Government Securities
                         Preferred Stocks                                       Derivatives
                         Equity Derivative Securities                                -write (sell) call and put options on
                         Investment Company Securities (including ETFs)               securities, securities indexes and
                         Foreign Securities                                           foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

Equity Q Fund            Common Stocks                                          Cash Reserves
                         Common Stock Equivalents                               Lending Portfolio Securities (not to exceed 33
                               -warrants                                        1/3 % of total fund assets)
                               -options                                         Illiquid Securities (limited to 15% of fund
                               -convertible debt securities                     assets)
                               -depositary receipts                             Derivatives
                         Preferred Stocks                                            -write (sell) call and put options on
                         Equity Derivative Securities                                 securities, securities indexes and
                         US Government Securities                                     foreign securities(3)
                         Investment Company Securities (including ETFs)              -purchase options on securities,
                         Foreign Securities                                           securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

International Fund       Common Stocks                                          Cash Reserves
                         Common Stock Equivalents                               Reverse Repurchase Agreements
                               -warrants                                        Lending Portfolio Securities (not to exceed 33
                               -options                                         1/3 % of total fund assets)
                               -convertible debt securities                     Illiquid Securities (limited to 15% of fund
                               -depositary receipts                             assets)
                         Preferred Stocks                                       Derivatives
                         Equity Derivative Securities                                -forward currency contracts(2)
                         US Government Securities                                    -write (sell) call and put options on
                         Investment Company Securities (including ETFs)               securities, securities indexes and
                         Foreign Securities                                           foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

FUND                              PRINCIPAL INVESTMENTS                                  ADDITIONAL INVESTMENTS
----                              ---------------------                                  ----------------------
Fixed Income I Fund      Debt Securities including corporate debt and           Common Stock Equivalents
                         mortgage-backed securities                                  -convertible debt securities
                         US Government Securities                               Preferred Stock
                         Investment Company Securities (including ETFs)         Emerging Markets Debt
                         Foreign Securities                                     Municipal Obligations
                                                                                Cash Reserves
                                                                                Repurchase Agreements(1)
                                                                                When issued and forward commitment securities
                                                                                Reverse Repurchase Agreements
                                                                                Lending Portfolio Securities (not to exceed 33
                                                                                1/3 % of total fund assets)
                                                                                Illiquid Securities (limited to 15% of fund
                                                                                assets)
                                                                                Derivatives
                                                                                     -forward currency contracts(2)
                                                                                     -write (sell) call and put options on
                                                                                      securities, securities indexes and
                                                                                      foreign securities(3)
                                                                                     -purchase options on securities,
                                                                                      securities indexes and currencies(3)
                                                                                     -interest rate futures contracts, stock
                                                                                      index futures contracts, foreign
                                                                                      currency contracts and options on
                                                                                      futures(4)

Fixed Income III Fund    Debt Securities including corporate debt and           Common Stock Equivalents
                         mortgage-backed securities (below investment grade          -convertible debt securities
                         or junk bonds) US Government Securities                Preferred Stock
                         Investment Company Securities (including ETFs)         Emerging Markets Debt
                         Foreign Securities                                     Municipal Obligations
                         Derivatives                                            Cash Reserves
                              -forward currency contracts(2)                    Repurchase Agreements(1)
                              -write (sell) call and put options on             When issued and forward commitment securities
                               securities, securities indexes and               Reverse Repurchase Agreements
                               foreign securities(3)                            Lending Portfolio Securities (not to exceed 33
                              -purchase options on securities,                  1/3 % of total fund assets)
                               securities indexes and currencies(3)             Illiquid Securities (limited to 15% of fund
                              -interest rate futures contracts, stock           assets)
                               index futures contracts, foreign
                               currency contracts and options on
                               futures(4)


-------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one - third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over - the - counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one - third of its total assets would be so invested.

CASH RESERVES. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund's performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds intend to be fully invested at all times. To do so, FRIMCo or a money manager invests the Funds' (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds) cash reserves in short term instruments, including certain FRIC money market funds. In addition to investing in such short term investments, FRIMCo may use a hedging strategy for the Funds' cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index futures contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets while enabling the Fund to hold cash.

Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, that elects to invest its cash reserves in one or more of FRIC's money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment of cash reserves in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short - term money market instruments. The Funds will invest cash reserves in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves for all Funds (except the Tax Exempt Bond
Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). Currently, the cash reserves for the Tax Exempt Bond Fund are invested in FRIC's Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Tax Free Money Market Fund is 0.25%. The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

MONEY MARKET INSTRUMENTS. The Money Market, US Government Money Market and Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar - weighted average maturity of 90 days or less. Each of these Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a
- 7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.


RUSSELL 1000(R) INDEX. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed - end investment companies, companies that do not file a Form 10 - K report with the SEC, foreign securities and American Depositary Receipts.


The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.

INVESTMENTS.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with the seller - a bank or securities dealer - who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased.

REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker - dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

HIGH RISK BONDS. The Funds, other than the Emerging Markets, Fixed Income I, Fixed Income III, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds, invest their assets only in securities rated BBB - or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of higher credit quality than those designations. Securities rated BBB - by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB - , to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income I, Fixed Income III, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

The Emerging Markets, Fixed Income I, Fixed Income III, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets, Fixed Income I and Diversified Bond Funds), 10% of its total assets (in the case of the Short Duration Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB - by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Duration Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

Securities rated BBB - by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB - rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

RISK FACTORS. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

ILLIQUID SECURITIES. No more than 15% (10% for the Money Market Funds) of a Fund's net assets (taken at current value) will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a Fund's 15% limitation on illiquid securities. These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

FORWARD COMMITMENTS. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when - issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when - issued transaction prior to settlement if it is appropriate to do so and realize short
- term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when - issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefore or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

LENDING PORTFOLIO SECURITIES. Cash collateral received by a Fund when it lends its portfolio securities is invested in high - quality short - term debt instruments, short - term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Options And Futures. The Funds, other than the Money Market, US Government Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting a Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets).

Options On Securities And Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over - the - counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over - the - counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.


Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with US Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A - 1 from S&P or P - 1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.


An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short - term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long - term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked - to - market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well - conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over - the - counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over - the - counter options differ from traded options in that they are two - party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

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Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over - the - counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC - 40; FT - SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three - month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund's investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial

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margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark - to - market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in - the - money," would exceed 5% of the Fund's total assets. A call option is "in - the - money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in - the - money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark - to - market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark - to - market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark
- to - market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain (and mark
- to - market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

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

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well - conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Index Swap Agreements. The Fund, other than the Money Market Funds, may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Fund's investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

Under most swap agreements entered into by these Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received sender existing contracts with that party would exceed 5% of that Fund's assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.

Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

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A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen - at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement

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date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market - makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange - traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non - business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.


Swap Agreements. The Fixed Income I, Fixed Income III, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).



The Fund may enter into several different types of agreements including interest rate, credit and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the


                                       65
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transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner ) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.



The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.


The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non - business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

HEDGING STRATEGIES. The Funds, other than the money market funds, may use equity or fixed income securities and derivatives such as index futures contracts, futures options, exchange traded and over - the - counter options and/or index or interest rate swaps as hedging strategies for cash reserves held by those Funds. For example: cash reserves are exposed to the performance of appropriate markets through the performance of index futures contracts. As a result, a Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to the performance of appropriate markets.

Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Duration Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed - income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed - income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for

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cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non - business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.


DEPOSITARY RECEIPTS. A Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.



ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non - objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non - cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.


ETF'S OR EXCHANGE TRADED FUNDS. The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

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Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

PREFERRED STOCKS. Preferred stocks are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are "cumulative," meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are "participating" and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

CONVERTIBLE SECURITIES. Convertible securities entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, note, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to heavy cash flow dependency, defaults or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

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ASSET-BACKED COMMERCIAL PAPER. Asset-backed commercial paper is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

BANK INSTRUMENTS. The Diversified Bond, Multistrategy Bond, Short Duration Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund, Diversified Bond Fund, Short Duration Bond Fund, Money Market Fund and Fixed Income I Fund.

INDEXED COMMERCIAL PAPER. Indexed commercial paper is US - dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US - dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross - hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

US GOVERNMENT OBLIGATIONS. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed - rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.


STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding US Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.



VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90 - day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed - income obligations with a fixed interest rate.


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The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

VARIABLE AMOUNT MASTER DEMAND NOTES. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

ZERO COUPON SECURITIES. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

MORTGAGE - RELATED AND OTHER ASSET - BACKED SECURITIES. The forms of mortgage - related and other asset - backed securities the Funds may invest in include the securities described below:

MORTGAGE PASS - THROUGH SECURITIES. Mortgage pass - through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass - through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass - through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass - through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage - related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage - backed bonds and mortgage pass - through securities. Similar to a bond, interest and pre - paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

ASSET - BACKED SECURITIES. Asset - backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage - related pass - through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

RISK FACTORS. Prepayment of principal on mortgage or asset - backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment

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the value of the premium would be lost. Like other fixed - income securities, the value of mortgage - related securities is affected by fluctuations in interest rates.

LOAN PARTICIPATIONS. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

MUNICIPAL OBLIGATIONS. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi - state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

MUNICIPAL BONDS. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

      GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

      REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

      INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

MUNICIPAL NOTES. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short - term capital needs. Municipal notes include:

      TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

      BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long - term bond in the future. Usually the long - term bonds provide the money for the repayment of the notes.

      REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

      CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

      PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

      TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short - term financing in anticipation of long - term financing.

      VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank, such as a letter of credit, to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when

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      exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

      TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

      A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

      The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

DEMAND NOTES. The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand - by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand - by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand - by commitment may be the issuer of the municipal obligation, a bank or broker - dealer.

The Funds will enter into put and stand - by commitments with institutions such as banks and broker - dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand - by commitment may depend on the seller's ability to purchase the securities at the time the put or stand - by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand - by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand - by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments - Municipal Notes - Tax Free Participation Certificates.")

The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

ECONOMIC AND MONETARY UNION (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, 12 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

INVESTMENT IN FOREIGN SECURITIES. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over - the - counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

INVESTMENT IN EMERGING MARKETS. Foreign investment may include emerging market debt and emerging market stock. The Funds may invest in the following types of emerging market debt - bonds; notes and debentures of emerging market governments; debt and other fixed - income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed - income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self - sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free - floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

FOREIGN GOVERNMENT SECURITIES. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi - government agencies" and debt securities denominated in multinational currency units of an issuer.

BRADY BONDS. The Fixed Income III, Multistrategy Bond, Short Duration Bond, International Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US - dollar) and are actively traded on the over - the - counter market.

CREDIT AND LIQUIDITY ENHANCEMENTS. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES

TAX INFORMATION FOR ALL FUNDS

THE INFORMATION DISCUSSED IN THIS SECTION APPLIES GENERALLY TO ALL OF THE FUNDS, BUT IS SUPPLEMENTED OR MODIFIED IN ADDITIONAL SEPARATE SECTIONS THAT ARE PROVIDED BELOW FOR TAX-EXEMPT BOND FUND, MONEY MARKET FUND, U.S. GOVERNMENT MONEY MARKET FUND AND TAX FREE MONEY MARKET FUND.

DISTRIBUTIONS OF NET INVESTMENT INCOME. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.


If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-US corporations.


DISTRIBUTIONS OF CAPITAL GAIN. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.


Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your US federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.


INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

WASH SALES. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.


US GOVERNMENT SECURITIES. The income earned on certain US government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.


INVESTMENT IN COMPLEX SECURITIES. A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to US federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

NON-US INVESTORS. Non-US investors may be subject to US withholding and estate taxes, and are subject to special US tax certification requirements. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and capital gains. Also, for the same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. Fund distributions, if any, made during such three year period that are attributable to gains from the sale or exchange of "US real property interests," which the Code defines to include direct holdings of US real property and interests (other than solely as a creditor) in "US real property holding corporations," (including certain non-domestically-controlled REITs), will be taxable to non-US investors and will require such investors to file US income tax returns. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.



BACKUP WITHHOLDING. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a US person (including a US resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% for calendar years through 2010.


ADDITIONAL TAX INFORMATION WITH RESPECT TO THE TAX-EXEMPT BOND FUND

The tax information described in "Tax Information for All Funds" above applies to the Tax-Exempt Bond Fund, except as noted in this section.


EXEMPT-INTEREST DIVIDENDS. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying US territorial obligations (including qualifying obligations of Puerto Rico, the US Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.


DIVIDENDS FROM TAXABLE INCOME. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in October, November or December to shareholders of record in such a month but paid in January are taxed to you as if made in December.

REDEMPTION AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ALTERNATIVE MINIMUM TAX. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

TREATMENT OF INTEREST ON DEBT INCURRED TO HOLD FUND SHARES. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS OF STATUS OF SECURITIES AS TAX-EXEMPT. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

ADDITIONAL TAX INFORMATION WITH RESPECT TO THE MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND AND THE TAX FREE MONEY MARKET FUND

The tax information described in "Tax Information for All Funds" above applies to the Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund except as noted in this section.

DISTRIBUTIONS OF NET INVESTMENT INCOME. Each Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.


EXEMPT-INTEREST DIVIDENDS (ONLY APPLIES TO TAX FREE MONEY MARKET FUND). By meeting certain requirements of the Code, the Tax Free Money Market Fund (but not the U.S. Government Money Market Fund nor the Money Market Fund) has qualified and continues to qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying US territorial obligations (including qualifying obligations of Puerto Rico, the US Virgin Islands or
Guam), they also may be exempt from that state's personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.


DIVIDENDS FROM TAXABLE INCOME (ONLY APPLIES TO TAX FREE MONEY MARKET FUND). The Tax Free Money Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Tax Free Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

DISTRIBUTIONS OF CAPITAL GAIN. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because each Fund is a money fund, it does not expect to realize any long-term capital gain.

MAINTAINING A $1 SHARE PRICE. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the money market funds to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount of your taxable ordinary income (including qualified dividend income) and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year (including, for the Tax Free Money Market Fund, the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax). If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable income (or tax-exempt or tax preference income for shareholders of the Tax Free Money Market Fund), a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

REDEMPTION OF FUND SHARES. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different FRIC Fund is the same as a sale.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Because the Funds' income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ALTERNATIVE MINIMUM TAX (ONLY APPLIES TO TAX FREE MONEY MARKET FUND). Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

      At October 31, 2004, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


       FUND                10/31/05  10/31/06    10/31/07   10/31/08    10/31/09      10/31/10     10/31/11   10/31/12    TOTAL
       ----                --------  --------    --------   --------    --------      --------     --------   --------    -----
Equity I                     $ ---     $ ---      $   ---     $   ---     $   ---    $29,820,988     $   ---    $  ---  $29,820,988
Equity Q                       ---       ---          ---         ---         ---     37,252,062  50,946,922       ---   88,198,984
Tax - Managed Large Cap        ---       ---          ---  10,228,116  40,037,533     59,069,223         ---       ---  109,334,872
Tax - Managed Mid &            ---       ---          ---         ---   3,502,465     14,180,832         ---       ---   17,683,297
Small Cap
International                  ---       ---          ---         ---         ---    133,121,394  26,482,168       ---  159,603,562
Emerging Markets               ---       ---          ---         ---  55,313,580     24,430,000         ---       ---   79,743,580
Money Market                   ---       ---          ---      90,627      35,378            ---      43,223       ---      169,228
Diversified Equity             ---       ---          ---         ---         ---    101,420,004   7,188,070       ---  108,608,074
Quantitative Equity            ---       ---          ---         ---         ---     27,832,702   9,012,101       ---   36,844,803
International Securities       ---       ---          ---         ---         ---     77,156,255  28,103,645       ---  105,259,900
Tax Exempt Bond                ---       ---          ---     959,198         ---            ---         ---   357,343    1,316,541
U.S. Govt. Money Market      1,570       762        1,782       8,484      15,034          2,688      17,267     4,791       52,378
Tax Free Money Market          ---       ---          ---      68,310      59,628             19         ---     4,408      132,365
Select Value*                  ---       ---   13,798,385     451,724   2,362,680        362,611         ---       ---   16,975,400
Select Growth                  ---       ---          ---         ---  10,693,422     14,206,106     263,497       ---   25,163,025



* Select Value Fund had a capital loss carryforward of $16,975,400 that it acquired from the Equity Income Fund and Equity III Fund of which $13,798,385, $451,724, $2,362,680 and $362,611 will expire on October 31 of the years 2007,
2008, 2009 and 2010, respectively. This capital loss carryforward can be utilized at a pace of up to $5,101,116 each year with any unused capital loss annual limitation carried over to each succeeding year or until its respective expiration dates, whichever occurs first.

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

      Ark Asset Management Co., Inc. is a wholly-owned subsidiary of Ark Asset Holdings, Inc., which is primarily controlled by C. Charles Hetzel.

      Institutional Capital Corporation is controlled by its majority shareholder, Robert H. Lyon.

      Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

      Marsico Capital Management, LLC is a wholly-owned indirect subsidiary of Bank of America Corporation, a publicly traded corporation.

      MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

      Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO North America Holding Company and ABN AMRO Asset Management Holdings, Inc.

      Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

      Suffolk Capital Management, LLC, is a wholly - owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly - owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly
- owned by the policyholders of The Ohio National Life Insurance Company.

      Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

                            QUANTITATIVE EQUITY FUND

      Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore
R. Aronson.




      Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.


      Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.


      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                          TAX - MANAGED LARGE CAP FUND

      John A. Levin & Co., Inc. is a wholly-owned subsidiary of BKF Capital Group, Inc., a publicly traded corporation.

      J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

      Kayne Anderson Rudnick Investment Management, LLC is controlled by Phoenix Investment Partners, Ltd, a subsidiary of The Phoenix Companies, Inc., a publicly traded company.

      Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands, Jr.

                               SPECIAL GROWTH FUND

      CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

      David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

      Delphi Management, Inc. is 100% owned by Scott Black.

      Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

      Gould Investment Partners LLC is a limited liability company controlled by Richard H. Gould.

      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.


      Nicholas-Applegate Capital Management LLC is owned 100% by Allianz of America, a wholly-owned subsidiary of Allianz AG, a publicly traded company.


      Roxbury Capital Management, LLC, a limited liability Delaware company, is indirectly controlled by Wilmington Trust Corporation, a publicly traded company and Anthony H. Browne. Other entities within the corporate chain of control include WT Investments, Inc. and Roxbury Capital Management.

      TimesSquare Capital Management, LLC ("TimesSquare") is 60% owned by Affiliated Managers Group, Inc., a publicly traded corporation. Employees of TimesSquare own the remaining 40%, with no individual employee beneficially owning 25% or greater.

                       TAX - MANAGED MID & SMALL CAP FUND

      Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

      Netols Asset Management, Inc. is controlled by its majority shareholder, Jeffrey Netols.

      Parametric Portfolio Associates LLC is 80% controlled by Eaton Vance Acquisition Business Trust which is an indirect, wholly-owned subsidiary of Eaton Vance Inc., a publicly traded company.

      Turner Investment Partners, Inc. See: Diversified Equity Fund.

      Westcap Investors, LLC is primarily controlled by Geoff Edelstein, Brad Slocum and Greg Weirick.

                               SELECT GROWTH FUND

      Ark Asset Management Co., Inc. See: Diversified Equity Fund.

      CapitalWorks Investment Partners, LLC See: Special Growth Fund.

      Fuller & Thaler Asset Management, Inc. is controlled by Russell J. Fuller.


      Transamerica Investment Management, LLC is 100% owned by Transamerica Investment Services which is a wholly-owned subsidiary of Aegon N.V., a publicly traded company.


      Turner Investment Partners, Inc. See: Diversified Equity Fund.

                                SELECT VALUE FUND

      DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

      Iridian Asset Management LLC ("Iridian") is majority owned by BIAM (US) Inc., an indirect subsidiary of The Governor and Company of the Bank of Ireland, a publicly traded company.


      MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

      Netols Asset Management, Inc. See: Tax-Managed Mid & Small Cap Fund.

      Systematic Financial Management, L.P. is owned 55% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 45% is employee owned.

                           REAL ESTATE SECURITIES FUND

      AEW Management and Advisors, L.P. is a limited partnership that is a wholly - owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly - owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly - owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority - owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly - owned by the French Government.


      Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.


      INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

      RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                          INTERNATIONAL SECURITIES FUND

      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      AQR Capital Management, LLC is wholly-owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA and Robert Krail.

      Axiom International Investors LLC ("Axiom") is 100% employee owned. Axiom's controlling shareholder is Andrew Jacobson.

      The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

      Capital International, Inc. is a wholly-owned subsidiary of Capital Group International, Inc., which in turn, is owned by The Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a broad group of approximately 300 key investment and administrative active associates and recent retirees.

      Fidelity Management & Research Company is a wholly - owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

      Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

      Mondrian Investment Partners Limited is controlled by senior members of management.

      Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

                              EMERGING MARKETS FUND

      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

      Genesis Asset Managers, LLP is 99.9% owned by Genesis Fund Managers, LLP. Genesis Fund Managers, LLP is 60% owned, through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis' managers owns the remaining 40% of Genesis Fund Managers, LLP with no individual manager beneficially owning greater than 10%.

      T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

      Wells Capital Management Inc. is a wholly-owned subsidiary of Wells Fargo Bank N.A., a publicly traded company.

                              DIVERSIFIED BOND FUND

      Bear Stearns Asset Management Inc. is a publicly traded company.

      Lincoln Capital Fixed Income Management Company is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.

      Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.


      Western Asset Management Company is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.


                             MULTISTRATEGY BOND FUND

      Bear Stearns Asset Management Inc. See: Diversified Bond Fund.

      Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly - owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly - owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

      Morgan Stanley Investment Management Inc. is a wholly-owned, direct subsidiary of Morgan Stanley, a publicly traded company.

      Pacific Investment Management Company LLC. See: Diversified Bond Fund.

                            SHORT DURATION BOND FUND

      Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly - owned and controlled by Ed Bedrosian and his family.

      Pacific Investment Management Company LLC. See: Diversified Bond Fund.

      STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                              TAX EXEMPT BOND FUND

      MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

      Standish Mellon Asset Management Company LLC is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded organization.

                                  EQUITY I FUND

      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      Ark Asset Management Co., Inc. See: Diversified Equity Fund.

      Institutional Capital Corporation. See: Diversified Equity Fund.

      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

      Marsico Capital Management Company, LLC. See: Diversified Equity Fund

      MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

      Montag & Caldwell, Inc. See: Diversified Equity Fund.

      Schneider Capital Management Corporation. See: Diversified Equity Fund.

      Suffolk Capital Management, LLC. See: Diversified Equity Fund.

      Turner Investment Partners Inc. See: Diversified Equity Fund.

                                  EQUITY Q FUND

      Aronson+Johnson+Ortiz, LP. See: Quantitative Equity Fund.




      Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.


      Goldman Sachs Asset Management, L.P. See: Quantitative Equity Fund.


      Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                                 EQUITY II FUND

      CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

      David J. Greene and Company, LLC. See: Special Growth Fund.

      Delphi Management, Inc. See: Special Growth Fund.

      Goldman Sachs Asset Management, L.P. See: Special Growth Fund.

      Gould Investment Partners LLC. See: Special Growth Fund.

      Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.


      Nicholas-Applegate Capital Management LLC. See: Special Growth Fund.


      Roxbury Capital Management, LLC. See: Special Growth Fund.

      TimesSquare Capital Management, LLC. See: Special Growth Fund.

                               INTERNATIONAL FUND

      Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

      AQR Capital Management, LLC. See: International Securities Fund.

      Axiom International Investors LLC. See: International Securities Fund.

      Capital International, Inc. See: International Securities Fund.

      Fidelity Management & Research Company. See: International Securities
Fund.

      Marvin & Palmer Associates, Inc. See: International Securities Fund.

      Mondrian Investment Partners Limited. See: International Securities Fund.

      Oechsle International Advisors, LLC. See: International Securities Fund.

      The Boston Company Asset Management, LLC. See: International Securities Fund.

                               FIXED INCOME I FUND

      Bear Stearns Asset Management Inc. See: Diversified Bond Fund.

      Lincoln Capital Fixed Income Management Company. See: Diversified Bond
Fund.

      Pacific Investment Management Company LLC. See: Diversified Bond Fund.


      Western Asset Management Company. See: Diversified Bond Fund.


                              FIXED INCOME III FUND

      Bear Stearns Asset Management Inc. See: Diversified Bond Fund.

      Delaware Management Company, a series of Delaware Management Business Trust. See: Multistrategy Bond Fund.

      Morgan Stanley Investment Management Inc. See: Multistrategy Bond Fund.

      Pacific Investment Management Company LLC. See: Diversified Bond Fund.

                                MONEY MARKET FUND

      Frank Russell Investment Management Company is wholly - owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                         US GOVERNMENT MONEY MARKET FUND

      Frank Russell Investment Management Company. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND

      Weiss, Peck & Greer, LLC is a wholly - owned subsidiary of Robeco Groep
N.V.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

      MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

            Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long - term risks appear somewhat larger than in Aaa securities.

            A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium - grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

            Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid - range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      STANDARD & POOR'S RATINGS GROUP ("S&P"):

            AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

            AA - Bonds rated AA also qualify as high - quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

            A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

            BB - Bonds rated BB have less near - term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            B - Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

            CCC - A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            CC - An obligation rated CC is currently highly vulnerable to nonpayment.

            C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

            D - Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

            Plus (+) or Minus ( - ): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

      MOODY'S:

            Moody's rating for state, municipal and other short - term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short
            - term credit risk and long - term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short - term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

      Symbols used are as follows:

            MIG - 1/VMIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

            MIG - 2/VMIG 2 - This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

            MIG - 3/VMIG 3 - This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

            SG - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

      S&P:

            A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long
      - term debt rating. The following criteria will be used in making that assessment:

                  - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

                  - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

            Note rating symbols are as follows:

            SP - 1 - Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

            SP - 2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

            SP - 3 - Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

            MOODY'S:

            Prime - 1 - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  -     Leading market positions in will-established industries.

                  -     High rates of return on funds employed.

                  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

            Prime - 2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

            Prime - 3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

            ISSUERS RATED NOT PRIME DO NOT FALL WITHIN ANY OF THE PRIME RATING CATEGORIES.

            WR - Withdrawn

            S&P:

            A - 1 - An obligor rated "A - 1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

            A - 2 - An obligor rated "A - 2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

            A - 3 - An obligor rated "A - 3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

            B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

            C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

            D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

            N.R. - An issuer designated N.R. is not rated.

            FITCH INVESTORS SERVICE, INC.:

            F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

            F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

            F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near - term adverse changes could result in a reduction to non - investment grade.

            B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near - term adverse changes in financial and economic conditions.

            C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

            D - Default. Denotes actual or imminent payment default.

            NOTES TO SHORT - TERM RATINGS:

            "+" or " - " may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot
            - term ratings other than "F - 1."

                              FINANCIAL STATEMENTS

The 2004 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

      BANK INSTRUMENTS - Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

      BRADY BONDS - Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

      BOARD - The Board of Trustees of FRIC.

      CASH RESERVES - The Funds, other than the Money Market Funds, are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by a Fund or cash held to meet redemption requests or to pay expenses) in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term instruments, the Funds may use a hedging strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets.

      CODE - Internal Revenue Code of 1986, as amended.

      CONVERTIBLE SECURITY - This is a fixed - income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non - convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

      COVERED CALL OPTION - A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

      CUSTODIAN - State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.


      DEPOSITARY RECEIPTS - These include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.


      DERIVATIVES - These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

      DISTRIBUTOR - Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

      EQUITY DERIVATIVE SECURITIES - These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

      FINANCIAL INTERMEDIARY - A bank trust department, registered investment adviser, broker - dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

      FNMA - Federal National Mortgage Association.

      FORWARD COMMITMENTS - Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when - issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

      FORWARD CURRENCY CONTRACTS - This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed - upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one - third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

      FRC - Frank Russell Company, consultant to FRIC and to the Funds

      FRIC - Frank Russell Investment Company, an open - end management investment company which is registered with the SEC.

      FRIMCo - Frank Russell Investment Management Company, FRIC's investment adviser, administrator and transfer and dividend paying agent.

      FUNDS - The 23 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

      FUTURES AND OPTIONS ON FUTURES - An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

      GNMA - Government National Mortgage Association

      ILLIQUID SECURITIES - The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board - approved guidelines.

      INSTITUTIONAL FUNDS - Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

      INVESTMENT GRADE - Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board - approved guidelines.

      LENDING PORTFOLIO SECURITIES - Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non - US securities) of the current market value of the loaned securities. The collateral is daily "marked - to - market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

      MONEY MARKET FUNDS - Money Market, US Government Money Market and Tax Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

      MOODY'S - Moody's Investors Service, Inc., an NRSRO

      MUNICIPAL OBLIGATIONS - Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi - state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax - exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

      NET ASSET VALUE (NAV) - The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

      NRSRO - A nationally recognized statistical rating organization, such as S&P or Moody's

      NYSE - New York Stock Exchange

      OPTIONS ON SECURITIES, SECURITIES INDEXES AND CURRENCIES - A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry - wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

      PFIC - A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

      PRIME RATE - The interest rate charged by leading US banks on loans to their most creditworthy customers

      REPURCHASE AGREEMENTS - A Fund may enter into repurchase agreements with a bank or broker - dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

      REVERSE REPURCHASE AGREEMENTS - A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker - dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.


      RUSSELL 1000(R) INDEX - The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross - corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed - end investment companies, companies that do not file a Form 10 - K report with the SEC, foreign securities, and American Depositary Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

      S&P - Standard & Poor's Ratings Group, an NRSRO

      S&P 500 - Standard & Poor's 500 Composite Price Index

      SEC - US Securities and Exchange Commission

      SHARES - The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

      STATEMENT - FRIC's Statement of Additional Information

      TRANSFER AGENT - FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

      US - United States

      US GOVERNMENT OBLIGATIONS - These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

      VARIABLE RATE OBLIGATION - Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

      WARRANTS - Typically, a warrant is a long - term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

      1940 ACT - The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

      1933 ACT - The Securities Act of 1933, as amended.

                                                FRANK RUSSELL INVESTMENT
                                                COMPANY
                                                File No. 2-71299 and 811-3153
                                                1933 Act Post-Effective
                                                Amendment. No. 77
                                                1940 Act Amendment No. 78

                                     PART C
                                OTHER INFORMATION

Item  22. Exhibits

(a)   1.1   Amended and Restated Master Trust Agreement dated August 19, 2002
           (incorporated by reference from Post-Effective Amendment No. 61 dated
            December 16, 2002)

      1.2 Amendment No. 1 to Amended and Restated Master Trust Agreement dated October 8, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      1.3 Amendment No. 2 to Amended and Restated Master Trust Agreement dated November 25, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      1.4 Amendment No. 3 to Amended and Restated Master Trust Agreement dated May 20, 2003 (incorporated by reference from Post-Effective Amendment No. 69 dated March 1, 2004)

      1.5 Amendment No. 4 to Amended and Restated Master Trust Agreement dated May 25, 2004 (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

      1.6 Amendment No. 5 to Amended and Restated Master Trust Agreement dated August 24, 2004 (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

(b)   1.1   Bylaws dated August 8, 1984 (incorporated by reference to Item
            24(b)(2) filed under Post-Effective Amendment No. 38 dated February
            24, 1998)

(c)   1.1   Form of Shares of Beneficial Interest for the Equity I, Equity II,
            Equity III, Fixed Income I, Fixed Income II, International and Money
            Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

      1.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds

            (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

      1.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

      1.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

(d)   1.1   Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1)
            filed under Post-Effective Amendment No. 42 dated February 28, 1999)

      1.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

      1.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

      1.4 Form of Letter Agreement adding the Russell Multi-Manager Principal Protected Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      1.5 Form of Letter Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

      1.6 Amendment to Advisory Agreement dated January 1, 2005 (filed herewith)

      2.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      2.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      2.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      2.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

      2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

      3.1 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      3.4 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

      3.5 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

      3.6 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

      3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

      3.8 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No.
            44 dated September 2, 1999)

      3.9 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

      3.10 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

      3.11 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

      3.12 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      3.13 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class A to the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Money Market Funds (incorporated by reference from Post-Effective Amendment No. 66 dated February 28, 2003)

      4.1 Form of Portfolio Management Contract with Money Managers and Frank Russell Investment Management Company (incorporated by reference from Post-Effective Amendment No. 69 dated March 1, 2004)

      5.1 Amended and Restated Administrative Agreement with Frank Russell Investment Management Company dated May 25, 2004 (filed herewith)

      5.2 Letter Agreement to the Administrative Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (filed herewith)

(e)   1.1   Distribution Agreement with Russell Fund Distributors, Inc. dated
            January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment
            No. 42 dated February 18, 1999)

      1.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors, Inc. adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18,
            1999)

      1.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

      1.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No.
            47 dated September 1, 2000)

      1.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

      1.6 Form of Letter Agreement to the Distribution Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

      1.7 Form of Letter Agreement to the Distribution Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16,
            2002)

      1.8 Form of Letter Agreement to the Distribution Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

(f)   1.1   Bonus or Profit Sharing Plans (none)

(g)   1.1   Custodian Contract with State Street Bank and Trust Company dated
            October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      1.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      1.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      1.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      1.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      1.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      1.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      1.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No.
            38 dated February 24, 1998)

      1.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

      1.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

      1.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1,
            1996)

      1.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1,
            1996)

      1.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

      1.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

      1.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

      1.16 Amendment to Custodian Contract between FRIC and State Street Bank and Trust Company ("Custodian") dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10,
            2001)

      1.17 Form of Amendment to Custodian Contract between FRIC and the custodian adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      1.18 Form of Amendment to Custodian Contract between FRIC and the custodian adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

      1.19 Custodian Contract Fee Schedule dated as of February 1, 2004 (filed herewith)

(h)   1.1   Transfer and Dividend Disbursing Agency Agreement dated April 1,
            1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective
            Amendment No. 38 dated February 24, 1998)

      1.2 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      1.3 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      1.4 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

      1.5 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

      1.6 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

      1.7 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

      1.8 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

      1.9 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999)

      1.10 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 23(8)(a)(10) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

      1.11 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.12 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

      1.13 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

      1.14 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

      1.15 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      1.16 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding Class A (incorporated by reference from Post-Effective Amendment No. 61 dated December 16,
            2002)

      1.17 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

      2.1 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      2.2 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      2.3 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      2.4 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

      3.1 Letter Agreements regarding fee waivers & reimbursements (filed herewith)

      3.2 Form of Expense Limitation Agreement regarding fee waivers for the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 64 dated January 15,
            2003)

      3.3 Letter Agreements regarding fee waivers & reimbursements for 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

      4.1 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust

            Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      4.2 First Amendment to Credit Agreement dated as of December 28, 2000 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 53 dated October 10,
            2001)

      4.3 Second Amendment to Credit Agreement dated as of December 27, 2001 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

      4.4 Form of Third Amendment to Credit Agreement dated as of December 26, 2002 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 64 dated January 15, 2003)

      4.5 Form of Fourth Amendment to Credit Agreement dated as of December 24, 2003 (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      4.6 Fifth Amendment to Credit Agreement dated as of December 22, 2004 (filed herewith)

      4.7 Form of Sixth Amendment to Credit Agreement dated as of March 1, 2005 (filed herewith)

      5.1 Form of Shareholder Services Plan (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

      5.2 Form of Russell Multi-Manager Principal Protected Fund Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

      6.1 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

      6.2 Letter Agreement relating to Special Servicing Agreement with the Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (filed herewith)

      6.3 Letter Agreement relating to Special Servicing Agreement with the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund, 2040 Strategy Fund, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 75 dated December 22, 2004)

      7.1 Joint Insurance Agreement Between FRIC and Russell Insurance Funds dated August 5, 1996 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

      7.2 Amended and Restated Joint Insurance Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001)

(i)   1.1   Opinion and Consent of Counsel (filed herewith)

(j)   1.1   Other Opinions - Consent of PricewaterhouseCoopers, independent auditors of the Registrant (filed herewith)

(k)   1.1   Financial Statements omitted from Item 22 (none)

(l)   1.1   Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item
            24(b)(13) filed under Post-Effective Amendment No. 38 dated February
            24, 1998)

(m)   1.1   Rule 12b-1 Distribution Plan (incorporated by reference from
            Post-Effective Amendment No. 73 dated December 3, 2004)

      1.2 Form of Rule 12b-1 Distribution Plan for the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

(n)   1.1   Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference from Post-Effective Amendment No. 73 dated December 3,
            2004)

(p)   Codes of Ethics of the following information advisors and sub-advisors:

      1.1 AEW Capital Management, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.2 AQR Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)

      1.3 Alliance Capital Management L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.4 Ark Asset Management Co., Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.5 Aronson+Johnson+Ortiz, LP (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.6 Arrowstreet Capital, Limited Partnership (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.7 Axiom International Investors LLC (incorporated by reference from Post-Effective Amendment No. 66 dated February 28, 2003)

      1.8 Barclays Global Fund Advisors N.A. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.9   Bear Stearns Asset Management Inc. (filed herewith)

      1.10 BlackRock Financial Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.11 The Boston Company Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.12 Brandywine Asset Management, Inc. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)

      1.13 Capital International, Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.14 CapitalWorks International Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.15  Chartwell Investment Partners (filed herewith)

      1.16 Cohen & Steers (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.17 David J. Greene & Company, LLC (incorporated by reference from Post-Effective Amendment No. 48 dated October 19, 2000)

      1.18 Delaware International Advisors Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.19 Delaware Management Company (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.20 Delphi Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.21 DePrince, Race & Zollo, Inc. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)

      1.22 Driehaus Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

      1.23 Equinox Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.24 Fidelity International Limited (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

      1.25 Fidelity Management and Research Company (Amended) (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.26 Foreign & Colonial Emerging Markets Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.27 Frank Russell Group of Companies (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      1.28 Franklin Portfolio Associates LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.29 Fuller & Thaler Asset Management, Inc. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

      1.30 Geewax, Terker & Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.31 Genesis Asset Managers, Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.32 GlobeFlex Capital, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.33 Goldman Sachs Asset Management (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)

      1.34 Gould Investment Partners LLC (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

      1.35  Heitman Real Estate Securities LLC (filed herewith)

      1.36 Institutional Capital Corporation (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

      1.37 Iridian Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

      1.38 INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc. (incorporated by reference from Post-Effective Amendment No. 66 dated February 28, 2003)

      1.39 Jacobs Levy Equity Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.40 J.P. Morgan Investment Management, Inc. (incorporated by reference from Post-Effective Amendment No. 55 dated December 21, 2001)

      1.41  Kayne Anderson Rudnick Investment Management, LLC (filed herewith)

      1.42 Lazard Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.43 John A. Levin & Co., Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.44 Lincoln Capital Fixed Income Management Company (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.45 Lord, Abbett &Co. (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002)

      1.46 Marsico Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

      1.47  Marvin & Palmer Associates, Inc. (Amended) (filed herewith)

      1.48 Mastholm Asset Management, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.49 Merganser Capital Management LP (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

      1.50 MFS Institutional Advisors, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.51 Miller, Anderson & Sherrerd, LLP (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.52 Montag & Caldwell, Inc. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)

      1.53 Montgomery Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.54 Morgan Stanley Investments, LP (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.55 Netols Asset Management, Inc. (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

      1.56  Nicholas-Applegate Capital Management LLC (filed herewith)

      1.57 Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.58 Pacific Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.59  Parametric Portfolio Associates (filed herewith)

      1.60 Peachtree Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.61 Roxbury Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.62 RREEF America L.L.C. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)

      1.63 Sands Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

      1.64 Schneider Capital Management Corporation (incorporated by reference from Post-Effective Amendment No. 73 dated December 3, 2004)

      1.65 Schroders Capital Management International Limited (incorporated by reference from Post-Effective Amendment No. 55 dated December 21,
            2001)

      1.66 Security Capital Global Capital Management Group (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.67 Sirach Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

      1.68 Standish Mellon Asset Management Company LLC (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002)

      1.69 STW Fixed Income Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.70 Strong Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.71 Suffolk Capital Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.72 Systematic Financial Management, L.P. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

      1.73 TCW Asset Management Co. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

      1.74 TimesSquare Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 47 dated October 19, 2000)

      1.75  Transamerica Investment Management, LLC (filed herewith)

      1.76 T. Rowe Price Group, Inc. (incorporated by reference from Post-Effective Amendment No. 62 dated December 16, 2002)

      1.77 Turner Investment Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.78 Weiss, Peck & Greer, L.L.C. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

      1.79  Wells Capital Management Incorporated (filed herewith)

      1.80  Westcap Investors (filed herewith)

      1.81  Western Asset Management Company (filed herewith)

      1.82 Westpeak Investment Advisors, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

Item 23.    Persons Controlled by or Under Common Control with Registrant
            None

Item 24. Indemnification (incorporated by reference from Post-Effective Amendment No. 51 dated January 31, 2001)

Item 25.    Business and Other Connections of Investment Advisor

            See Registrant's prospectus sections "The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification," "Management of the Funds" and "The Money Managers," and the Statement of Additional Information sections "Structure and Governance -- Trustees and Officers," and "Operation of FRIC -- Consultant."

Item 26.    Principal Underwriters

            (a)   Russell Investment Funds

            (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address in each case is 909 A Street, Tacoma, Washington 98402, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

                      Positions and                        Position and
                      Offices with                         Offices with
Name                  Registrant                           Underwriter
-------------------   ---------------------------------    -------------------------
Lynn L. Anderson      Trustee, Chairman of the             Director, Chairman of the
                      Board                                Board and Chief Executive
                                                           Officer

Carla L. Anderson     None                                 Assistant Secretary

Edward P. Cahillane   None                                 Chief Compliance Officer

Karl J. Ege           Secretary and General Counsel        Secretary and General
                                                           Counsel

J. David Griswold     None                                 Assistant Secretary and
                                                           Associate General Counsel

Linda L. Gutmann      None                                 Treasurer and Controller

Thomas F. Hanly       Chief Investment Officer             Director

John C. James         None                                 Assistant Secretary

Gregory J. Lyons      Assistant Secretary and Associate    Assistant Secretary
                      General Counsel

Mary Beth Rhoden      Assistant Secretary                  Assistant Secretary
Greg J. Stark         President and Chief Executive        President
                      Officer

            (c)   Inapplicable.

Item  27. Location of Accounts and Records

            All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

            FRIC                                 FRIMCo

            Frank Russell Investment Company     Frank Russell Investment
            909 A Street                           Management Company

      Tacoma, Washington 98402             909 A Street
                                           Tacoma, Washington 98402

      SS                                   MM

      State Street Bank & Trust Company    Money Managers
      1776 Heritage Drive JA4N               See, Prospectus Section
      North Quincy, Massachusetts 02171      "Money Manager Profiles"
                                             for Names and Addresses

      Rule  31a-1

      (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity

      (b)   FRIC Records:

            (1)   SS - Journals, etc.

            (2)   SS - Ledgers, etc.

            (3)   Inapplicable

            (4)   FRIC - Corporate charter, etc.

            (5)   MM - Brokerage orders

            (6)   MM - Other portfolio purchase orders

            (7)   SS - Contractual commitments

            (8)   SS and FRIC - Trial balances

            (9)   MM - Reasons for brokerage allocations

            (10)  MM - Persons authorizing purchases and sales

            (11)  FRIC and MM - Files of advisory material

            (12)  ---

      (c)   Inapplicable

      (d)   FRIMCo - Broker-dealer records, to the extent applicable

      (e)   Inapplicable

      (f)   FRIMCo and MM - Investment adviser records

Item  28. Management Services

      None except as described in Parts A and B.

Item  29. Undertakings

      None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. Registrant has duly caused this Post Effective Amendment No. 77 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on this 28th day of February, 2005.

                                       FRANK RUSSELL INVESTMENT COMPANY
                                                    Registrant

                                       By:           *
                                           -------------------------------
                                            Greg J. Stark, President

/s/ Mary Beth Rhoden
--------------------
*By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 28, 2005.

Signatures                                 Signatures

          *                                            *
---------------------------------------    -------------------------------------
Greg J. Stark, President and               Mark E. Swanson, Treasurer, in his
Chief Executive Officer                    capacity as Chief Accounting Officer

          *                                            *
---------------------------------------    -------------------------------------
Lynn L. Anderson, Trustee                  Paul E. Anderson, Trustee

          *                                            *
---------------------------------------    -------------------------------------
Kristianne Blake, Trustee                  Daniel P. Connealy, Trustee

          *                                            *
---------------------------------------    -------------------------------------
Jonathan Fine, Trustee                     Lee C. Gingrich, Trustee

          *                                            *
---------------------------------------    -------------------------------------
Michael J. Phillips, Trustee               Raymond P. Tennison, Jr., Trustee

          *
---------------------------------------
Julie W. Weston, Trustee

/s/ Mary Beth Rhoden
------------------------
*By Mary Beth Rhoden
Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 68 to Registration Statement Nos. 2-71299 and 811-3153 filed on February 5, 2004, Post-Effective Amendment No. 76 to Registration Statement Nos. 2-71299 and 811-3153 filed on January 28, 2005 and this Post-Effective Amendment No. 77 to Registration Statement Nos. 2-71299 and 811-3153 filed on February 28, 2005.

EXHIBIT INDEX

                         Name of Exhibit                          Exhibit Number
                         ---------------                          --------------
Amendment to Advisory Agreement dated January 1, 2005                 (d)1.6

Amended and Restated Administrative Agreement with Frank Russell      (d)5.1
Investment Management Company dated May 25, 2004

Letter Agreement to the Administrative Agreement adding the 2010      (d)5.2
Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040
Strategy Fund

Custodian Contract Fee Schedule dated as of February 1, 2004         (g)1.19

Letter Agreements regarding fee waivers & reimbursements (filed       (h)3.1
herewith)

Fifth Amendment to Credit Agreement dated as of December 22, 2004     (h)4.6

Form of Sixth Amendment to Credit Agreement dated as of               (h)4.7
March 1, 2005

Letter Agreement relating to Special Servicing Agreement with the     (h)6.2
Fund of Funds, Underlying Funds and Frank Russell Investment
Management Company

Opinion and Consent of Counsel (filed herewith)                       (i)1.1

Consent of PricewaterhouseCoopers, independent auditors of the        (j)1.1
Registrant

Bear Stearns Asset Management Inc.                                    (p)1.9

Chartwell Investment Partners                                        (p)1.15

Heitman Real Estate Securities LLC                                   (p)1.35

Kayne Anderson Rudnick Investment Management, LLC                    (p)1.41

Marvin & Palmer Associates, Inc. (Amended)                           (p)1.47

Nicholas-Applegate Capital Management LLC                            (p)1.56

Parametric Portfolio Associates                                      (p)1.59

Transamerica Investment Management, LLC                              (p)1.75

Wells Capital Management Incorporated                                (p)1.79

Westcap Investors                                                    (p)1.80

Western Asset Management Company                                     (p)1.81

                        FRANK RUSSELL INVESTMENT COMPANY

                                FILE NO. 2-71299
                                FILE NO. 811-3153

                                    EXHIBITS

                            Listed in Part C, Item 22
                       To Post-Effective Amendment No. 77
                              and Amendment No. 78
                                       to
                       Registration Statement on Form N-1A
                                      Under
                             Securities Act of 1933
                                       and
                         Investment Company Act of 1940